                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-07873

                            Nuveen Municipal Trust
              (Exact name of registrant as specified in charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of principal executive offices) (Zip code)

   Jessica R. Droeger--Vice President and Secretary, 333 West Wacker Drive,
                            Chicago, Illinois 60606
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              National - 0.8%

$       4,000 Charter Mac Equity Issuer Trust, Preferred Shares, Series     4/15 at 100.00          A3 $       4,190,400
               2004A-4, 5.750%, 12/31/45 (Mandatory put 4/30/15)
               (Alternative Minimum Tax)

       14,000 GMAC Municipal Mortgage Trust, Series B-1, 5.600%, 10/31/39     No Opt. Call        Baa1        14,486,080
               (Mandatory put 10/31/19) (Alternative Minimum Tax)

        8,000 GMAC Municipal Mortgage Trust, Series C-1, 5.700%, 10/31/40   4/15 at 100.00        Baa2         8,041,200
               (Mandatory put 4/30/25) (Alternative Minimum Tax)

          604 MMA Financial Multifamily Securitization Trust, Class B       8/06 at 115.00         N/R           630,661
               Certificates, Series 2005A, 9.000%, 6/01/39 (Mandatory put
               12/01/09) (Alternative Minimum Tax)

        1,583 MMA Financial Mutlifamily Securitization Trust, Class B       8/06 at 101.00         N/R         1,607,964
               Certificates, Series 2005B, 9.000%, 7/01/40 (Mandatory put
               7/01/10) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
       28,187 Total National                                                                                  28,956,305
------------------------------------------------------------------------------------------------------------------------
              Alabama - 3.3%

              Birmingham Special Care Facilities Financing Authority,
              Alabama, Revenue Bonds, Baptist Health System Inc., Series
              2005A:
        8,790  5.250%, 11/15/20                                            11/15 at 100.00        Baa1         9,068,995
       50,440  5.000%, 11/15/30                                            11/15 at 100.00        Baa1        50,190,322

        5,550 Butler Industrial Development Board, Alabama, Solid Waste     9/14 at 100.00           B         5,632,751
               Disposal Revenue Bonds, Georgia Pacific Corporation,
               Series 2004, 5.750%, 9/01/28 (Alternative Minimum Tax)

        9,000 Courtland Industrial Development Board, Alabama, Solid       11/14 at 100.00         BBB         8,920,980
               Waste Disposal Revenue Bonds, International Paper Company,
               Series 2004A, 4.750%, 5/01/17

              Prichard Waterworks and Sewer Board, Alabama, Water and
              Sewer Revenue Bonds, Series 2005:
        3,065  4.500%, 8/15/12                                                No Opt. Call        BBB-         3,019,423
       24,600  5.000%, 8/15/35                                             11/15 at 102.00        BBB-        23,406,900

              Rainbow City Special Healthcare Facilities Financing
              Authority, Alabama, First Mortgage Revenue Bonds, Regency
              Pointe, Series 2001A:
        1,565  8.125%, 1/01/21 (5)                                          1/11 at 102.00         N/R           784,190
          350  8.250%, 1/01/31 (5)                                          1/11 at 102.00         N/R           175,060

        2,500 Rainbow City Special Healthcare Facilities Financing          1/06 at 100.00         N/R         1,250,000
               Authority, Alabama, First Mortgage Revenue Bonds, Regency
               Pointe, Series 2001B, 7.250%, 1/01/06 (5)

              Sylacauga Health Care Authority, Alabama, Revenue Bonds,
              Coosa Valley Medical Center, Series 2005A:
        2,000  6.000%, 8/01/25                                              8/15 at 100.00         N/R         2,063,080
       13,000  6.000%, 8/01/35                                              8/15 at 100.00         N/R        13,336,050
------------------------------------------------------------------------------------------------------------------------
      120,860 Total Alabama                                                                                  117,847,751
------------------------------------------------------------------------------------------------------------------------
              Alaska - 0.2%

        5,000 Alaska Industrial Development and Export Authority, Revenue  12/11 at 100.00         AAA         5,021,700
               Bonds, Lake Dorothy Hydroelectric Project, Series 2006,
               5.000%, 12/01/35 - AMBAC Insured (Alternative Minimum Tax)

        1,000 Aleutians East Burough Project, Alaska, Revenue Bonds,        6/16 at 100.00           A         1,036,430
               Series 2006, 5.500%, 6/01/36 - ACA Insured

        2,000 Northern Tobacco Securitization Corporation, Alaska,          6/10 at 100.00         AAA         2,101,520
               Tobacco Settlement Asset-Backed Bonds, Series 2000,
               6.500%, 6/01/31 (Pre-refunded 6/01/10)
------------------------------------------------------------------------------------------------------------------------
        8,000 Total Alaska                                                                                     8,159,650
------------------------------------------------------------------------------------------------------------------------
              Arizona - 2.1%

           40 Arizona Health Facilities Authority, Hospital System         11/09 at 100.00        Baa3            41,748
               Revenue Bonds, Phoenix Children's Hospital, Series 1999A,
               6.250%, 11/15/29

              Arizona Health Facilities Authority, Hospital System
              Revenue Bonds, Phoenix Children's Hospital, Series 2002A:
          150  5.375%, 2/15/18                                              2/12 at 101.00        Baa3           154,992
        1,430  6.250%, 2/15/21                                              2/12 at 101.00        Baa3         1,549,691
           30  5.875%, 2/15/27                                              2/13 at 100.00        Baa3            31,687
        1,000  6.000%, 2/15/32                                              2/12 at 101.00        Baa3         1,061,170

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1

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------
              Arizona (continued)

$       3,000 Arizona Health Facilities Authority, Revenue Bonds,          11/13 at 101.00         N/R     $       3,360,450
               American Baptist Estates - Terraces Project, Series 2003A,
               7.750%, 11/15/33

          655 Coconino County, Arizona, Pollution Control Revenue Bonds,   10/06 at 102.00          B-               665,722
               Nevada Power Company Project, Series 1996, 6.375%,
               10/01/36 (Alternative Minimum Tax)

          910 Estrella Mountain Ranch Community Facilities District,        7/10 at 102.00         N/R             1,001,228
               Goodyear, Arizona, Special Assessment Lien Bonds, Series
               2001A, 7.875%, 7/01/25

              Glendale Industrial Development Authority, Arizona, Revenue
              Bonds, John C. Lincoln Health Network, Series 2005:
        1,400  4.625%, 12/01/26                                            12/15 at 100.00         BBB             1,316,350
        1,185  4.625%, 12/01/27                                            12/15 at 100.00         BBB             1,112,253
        1,700  4.700%, 12/01/28                                            12/15 at 100.00         BBB             1,617,907
          345  4.750%, 12/01/29                                            12/15 at 100.00         BBB               330,655
        1,855  4.750%, 12/01/30                                            12/15 at 100.00         BBB             1,780,930
          200  5.000%, 12/01/35                                            12/15 at 100.00         BBB               199,834

        6,720 Maricopa County Industrial Development Authority, Arizona,    1/11 at 103.00          BB             6,894,518
               Senior Living Facility Revenue Bonds, Christian Care Mesa
               II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative
               Minimum Tax)

        2,075 Maricopa County Industrial Development Authority, Arizona,   12/06 at 102.00         N/R             2,125,671
               Solid Waste Disposal Revenue Bonds, Rainbow Valley
               Landfill Project, Series 1999A, 7.500%, 12/01/20
               (Alternative Minimum Tax)

              Maricopa County, Arizona, Hospital Revenue Bonds, Sun
              Health Corporation, Series 2005:
        3,405  5.000%, 4/01/16                                              4/15 at 100.00        Baa1             3,515,492
        2,345  5.000%, 4/01/17                                              4/15 at 100.00        Baa1             2,401,679
        2,000  5.000%, 4/01/18                                              4/15 at 100.00        Baa1             2,039,760
        6,195  5.000%, 4/01/25                                              4/15 at 100.00        Baa1             6,230,497
        5,000  5.000%, 4/01/35                                              4/15 at 100.00        Baa1             5,009,750

              Phoenix Industrial Development Authority, Arizona,
              Educational Revenue Bonds, Keystone Montessori School,
              Series 2004A:
          350  6.375%, 11/01/13                                            11/11 at 103.00         N/R               357,070
          790  7.250%, 11/01/23                                            11/11 at 103.00         N/R               819,657
        1,710  7.500%, 11/01/33                                            11/11 at 103.00         N/R             1,774,689

        1,640 Pima County Industrial Development Authority, Arizona,        7/14 at 100.00         N/R             1,723,050
               Charter School Revenue Bonds, Heritage Elementary School,
               Series 2004, 7.500%, 7/01/34

          550 Pima County Industrial Development Authority, Arizona,       12/14 at 100.00        BBB-               571,841
               Charter School Revenue Bonds, Noah Webster Basic Schools
               Inc., Series 2004, 6.125%, 12/15/34

        4,700 Pima County Industrial Development Authority, Arizona,        7/14 at 100.00         N/R (3)         5,684,133
               Charter School Revenue Bonds, Pointe Educational Services
               Charter School, Series 2004, 7.500%, 7/01/34 (Pre-refunded
               7/01/14)

              Pima County Industrial Development Authority, Arizona,
              Choice Education and Development Charter School Revenue
              Bonds, Series 2006:
          600  6.000%, 6/01/16                                                No Opt. Call         N/R               602,814
        1,240  6.250%, 6/01/26                                              6/16 at 100.00         N/R             1,249,374
        3,000  6.375%, 6/01/36                                              6/16 at 100.00         N/R             3,023,640

              Pima County Industrial Development Authority, Arizona,
              Educational Revenue Bonds, Paradise Education Center
              Charter School, Series 2006:
          250  5.875%, 6/01/22                                              6/16 at 100.00         BB+               251,275
          475  6.000%, 6/01/36                                              6/16 at 100.00         BB+               472,017

              Tucson Industrial Development Authority, Arizona, Charter
              School Revenue Bonds, Arizona Agribusiness and Equine
              Center Charter School, Series 2004A:
        1,620  5.850%, 9/01/24                                              9/14 at 100.00        BBB-             1,666,948
        1,035  6.125%, 9/01/34                                              9/14 at 100.00        BBB-             1,071,577

              Watson Road Community Facilities District, Arizona, Special
              Assessment Revenue Bonds, Series 2005:
          100  5.200%, 7/01/13                                                No Opt. Call         N/R               101,861
          300  5.400%, 7/01/15                                                No Opt. Call         N/R               308,427
        5,420  6.000%, 7/01/30                                              7/16 at 100.00         N/R             5,601,678

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2

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              Arizona (continued)

$       1,600 Winslow Industrial Development Authority, Arizona, Hospital   6/08 at 101.00         N/R $       1,525,104
               Revenue Bonds, Winslow Memorial Hospital, Series 1998,
               5.500%, 6/01/22

        6,200 Yavapai County Industrial Development Authority, Arizona,     3/16 at 101.00         BBB         6,094,352
               Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
               Series 2003A-1, 4.900%, 3/01/28 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
       73,220 Total Arizona                                                                                   75,341,491
------------------------------------------------------------------------------------------------------------------------
              Arkansas - 0.4%

        9,035 Little River County, Arkansas, Revenue Refunding Bonds,      10/07 at 102.00          B2         9,034,729
               Georgia-Pacific Corporation, Series 1998, 5.600%, 10/01/26
               (Alternative Minimum Tax)

          500 Washington County, Arkansas, Hospital Revenue Bonds,          2/15 at 100.00         BBB           502,060
               Washington Regional Medical Center, Series 2005A, 5.000%,
               2/01/35

              Washington County, Arkansas, Hospital Revenue Bonds,
              Washington Regional Medical Center, Series 2005B:
        3,000  5.000%, 2/01/25                                              2/15 at 100.00         BBB         3,023,550
        3,455  5.000%, 2/01/30                                              2/15 at 100.00         BBB         3,472,828
------------------------------------------------------------------------------------------------------------------------
       15,990 Total Arkansas                                                                                  16,033,167
------------------------------------------------------------------------------------------------------------------------
              California - 15.6%

        1,250 ABAG Finance Authority for Non-Profit Corporations,          10/07 at 102.00         BB+         1,255,925
               California, Certificates of Participation, American
               Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27

              ABAG Finance Authority for Non-Profit Corporations,
              California, Community Facilities District 2006-1 Rincon
              Hills Special Tax Bonds, Series 2006A:
          500  5.200%, 9/01/26                                              9/16 at 100.00         N/R           505,255
        1,560  5.250%, 9/01/36                                              9/16 at 100.00         N/R         1,565,382

       11,425 Affordable Housing Agency, California, Multifamily Housing   12/08 at 103.00        Baa3        11,472,757
               Revenue Bonds, Westridge at Hilltop Apartments, Series
               2003A-S, 6.375%, 12/15/33

       12,250 Alameda Public Finance Authority, California, Revenue Bond      No Opt. Call         N/R        12,210,310
               Anticipation Notes, Alameda Power and Telecom, Series
               2004, 7.000%, 6/01/09

              American Canyon Financing Authority, California,
              Infrastructure Revenue Bonds, American Canyon Road East AD,
              Series 2005:
        2,000  5.000%, 9/02/30                                              9/14 at 102.00         N/R         1,960,120
        3,390  5.100%, 9/02/35                                              9/14 at 102.00         N/R         3,336,811

        2,960 Beaumont Financing Authority, California, Local Agency        9/13 at 102.00         N/R         3,288,146
               Revenue Bonds, Series 2003A, 7.000%, 9/01/33

              Beaumont Financing Authority, California, Local Agency
              Revenue Bonds, Series 2004D:
        1,455  5.500%, 9/01/24                                              9/14 at 102.00         N/R         1,509,082
        1,875  5.800%, 9/01/35                                              9/14 at 102.00         N/R         1,957,087

              Beaumont Financing Authority, California, Local Agency
              Revenue Bonds, Series 2005A:
        1,680  5.600%, 9/01/25                                              9/15 at 102.00         N/R         1,759,498
        2,315  5.650%, 9/01/30                                              9/15 at 102.00         N/R         2,415,101
        2,500  5.700%, 9/01/35                                              9/15 at 102.00         N/R         2,595,850

              Beaumont Financing Authority, California, Local Agency
              Revenue Bonds, Series 2005B:
        1,000  5.350%, 9/01/28                                              9/15 at 102.00         N/R         1,030,240
        1,490  5.400%, 9/01/35                                              9/15 at 102.00         N/R         1,521,946

              Beaumont Financing Authority, California, Local Agency
              Revenue Bonds, Series 2005C:
          855  5.500%, 9/01/29                                              9/14 at 102.00         N/R           876,580
        2,065  5.500%, 9/01/35                                              9/14 at 102.00         N/R         2,104,111

        1,500 Benicia, California, Assessment District Limited Obligation   3/11 at 100.00         N/R         1,530,705
               Improvement Bonds, Series 2004B, 5.900%, 9/02/30

              California County Tobacco Securitization Agency, Tobacco
              Settlement Asset-Backed Bonds, Los Angeles County
              Securitization Corporation, Series 2006A:
        5,000  0.000%, 6/01/21                                             12/18 at 100.00        Baa3         4,071,950
        4,070  0.000%, 6/01/28                                             12/18 at 100.00        Baa3         3,289,903
        4,990  0.000%, 6/01/36 (Mandatory put 6/01/23)                     12/18 at 100.00        Baa3         4,033,417

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3

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              California (continued)

$       8,085 California Department of Water Resources, Electric Power        No Opt. Call         AAA $      10,417,522
               Supply Revenue Bonds, DRIVERS, Series 395, 8.738%, 5/01/17
               - AMBAC Insured (IF)

        5,600 California Department of Water Resources, Power Supply        5/12 at 101.00         AAA         7,179,592
               Revenue Bonds, DRIVERS, Series 344, 8.669%, 5/01/14 (IF)

        6,375 California Educational Facilities Authority, Revenue Bonds,  12/16 at 100.00        Baa3         6,291,233
               Dominican University, Series 2006, 5.000%, 12/01/36

        2,165 California Educational Facilities Authority, Revenue Bonds,   1/15 at 100.00        BBB-         2,165,650
               Woodbury University, Series 2006, 5.000%, 1/01/30

              California Health Facilities Financing Authority, Hospital
              Revenue Bonds, Downey Community Hospital, Series 1993:
        2,025  5.625%, 5/15/08                                             11/06 at 100.00          BB         2,024,838
        3,560  5.750%, 5/15/15                                             11/06 at 100.00          BB         3,560,392

              California Health Facilities Financing Authority, Revenue
              Bonds, Kaiser Permanante System, Series 2006:
        4,000  5.250%, 4/01/39                                              4/16 at 100.00          A+         4,130,440
        5,000  5.250%, 3/01/45                                              3/16 at 100.00          A+         5,142,000

        1,900 California Municipal Finance Authority, Education Revenue     6/16 at 100.00        BBB-         1,910,735
               Bonds, American Heritage Education Foundation Project,
               Series 2006A, 5.250%, 6/01/36

        2,560 California Pollution Control Financing Authority, Solid      12/06 at 102.00         BB-         2,525,389
               Waste Disposal Revenue Bonds, Browning Ferris Industries
               Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum
               Tax)

        2,700 California Pollution Control Financing Authority, Solid         No Opt. Call        BBB+         2,827,926
               Waste Disposal Revenue Bonds, Republic Services Inc.,
               Series 2002B, 5.250%, 6/01/23 (Mandatory put 12/01/17)
               (Alternative Minimum Tax)

        6,650 California Pollution Control Financing Authority, Solid         No Opt. Call        BBB+         6,965,077
               Waste Disposal Revenue Bonds, Republic Services Inc.,
               Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17)
               (Alternative Minimum Tax)

        5,000 California Pollution Control Financing Authority, Solid       1/16 at 102.00         BBB         5,038,750
               Waste Disposal Revenue Bonds, Waste Management Inc.,
               Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

        5,500 California Pollution Control Financing Authority, Solid       7/15 at 101.00         BBB         5,536,575
               Waste Disposal Revenue Bonds, Waste Management Inc.,
               Series 2002B, 5.000%, 7/01/27 (Alternative Minimum Tax)

       11,000 California Pollution Control Financing Authority, Solid       4/15 at 101.00         BBB        11,418,660
               Waste Disposal Revenue Bonds, Waste Management Inc.,
               Series 2005A-2, 5.400%, 4/01/25 (Alternative Minimum Tax)

        1,000 California Pollution Control Financing Authority, Solid      11/15 at 101.00         BBB         1,026,170
               Waste Disposal Revenue Bonds, Waste Management Inc.,
               Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)

        7,800 California Pollution Control Financing Authority, Solid      11/06 at 100.00         BB-         7,850,388
               Waste Revenue Bonds, Keller Canyon Landfill Company,
               Series 1992, 6.875%, 11/01/27 (Alternative Minimum Tax)

        3,240 California Statewide Community Development Authority,         8/09 at 100.00         N/R         3,282,023
               Charter School Revenue Bonds, Lionel Wilson College
               Preparatory Academy, Series 2001A, 7.250%, 8/01/31

          655 California Statewide Community Development Authority,         7/09 at 102.00         N/R           678,908
               Multifamily Housing Revenue Bonds, Magnolia City Lights,
               Series 1999X, 6.650%, 7/01/39

              California Statewide Community Development Authority,
              Revenue Bonds, Brentwood Infrastructure Program, Series
              2005A:
          500  5.200%, 9/02/25                                              9/06 at 103.00         N/R           509,405
        1,750  5.350%, 9/02/35                                              9/06 at 103.00         N/R         1,787,730

              California Statewide Community Development Authority,
              Revenue Bonds, Daughters of Charity Health System, Series
              2005A:
        1,965  5.250%, 7/01/30                                              7/15 at 100.00        BBB+         2,020,551
       10,480  5.250%, 7/01/35                                              7/15 at 100.00        BBB+        10,755,624
       17,950  5.000%, 7/01/39                                              7/15 at 100.00        BBB+        17,974,771

        2,925 California Statewide Community Development Authority,         3/14 at 102.00         N/R         3,052,179
               Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%,
               3/01/34

        1,000 California Statewide Community Development Authority,           No Opt. Call         N/R         1,031,990
               Revenue Bonds, Live Oak School, Series 2000, 6.250%,
               10/01/12

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4

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              California (continued)

$       1,500 California Statewide Community Development Authority,        10/13 at 100.00         N/R $       1,593,675
               Revenue Bonds, Notre Dame de Namur University, Series
               2003, 6.625%, 10/01/33

        8,330 California Statewide Community Development Authority,        11/15 at 100.00         AA-         8,384,145
               Revenue Bonds, Sutter Health, Series 2005A, 5.000%,
               11/15/43

              California Statewide Community Development Authority,
              Revenue Bonds, Thomas Jefferson School of Law, Series 2005A:
       11,720  4.875%, 10/01/31                                            10/15 at 100.00        BBB-        11,532,246
        3,195  4.875%, 10/01/35                                            10/15 at 100.00        BBB-         3,153,146

        1,015 California Statewide Community Development Authority,         1/14 at 100.00         N/R         1,083,746
               Subordinate Lien Multifamily Housing Revenue Bonds, Corona
               Park Apartments, Series 2004I-S, 7.750%, 1/01/34
               (Alternative Minimum Tax)

        1,000 Capistrano Unified School District, Orange County,            9/15 at 100.00         N/R         1,003,900
               California, Special Tax Bonds, Community Facilities
               District 04-1 - Rancho Madrina, Series 2005, 5.250%,
               9/01/34

        2,000 Capistrano Unified School District, Orange County,            9/13 at 100.00         N/R         2,097,920
               California, Special Tax Bonds, Community Facilities
               District 90-2 - Talega, Series 2003, 6.000%, 9/01/33

              Carlsbad, California, Limited Obligation Improvement Bonds,
              Assessment District 2002-01, Series 2005A:
        2,170  5.150%, 9/02/29                                              9/12 at 100.00         N/R         2,172,713
        2,720  5.200%, 9/02/35                                              9/12 at 100.00         N/R         2,717,851

              Chino, California, Special Tax Bonds, Community Facilities
              District 03-3, Area 1, Series 2004:
        1,300  5.700%, 9/01/29                                              9/12 at 102.00         N/R         1,345,942
        1,355  5.750%, 9/01/34                                              9/12 at 102.00         N/R         1,401,341

              Chino, California, Special Tax Bonds, Community Facilities
              District 03-3, Area 2, Series 2006:
        4,000  5.000%, 9/01/26                                              9/06 at 103.00         N/R         3,967,280
        5,310  5.000%, 9/01/31                                              9/06 at 103.00         N/R         5,187,339
        3,435  5.000%, 9/01/36                                              9/06 at 103.00         N/R         3,328,378

          875 Corona, California, Community Facilities District 2003-2,     9/06 at 103.00         N/R           877,354
               Special Tax Bonds, Highlands Collection, Series 2006,
               5.150%, 9/01/26 (WI/DD, Settling 8/03/06)

              Corona, California, Special Tax Bonds, Community Facilities
              District 2002-1, Dos Lagos, Series 2005A:
        4,500  5.050%, 9/01/34                                              9/15 at 100.00         N/R         4,403,925
        3,115  5.000%, 9/01/34                                              9/15 at 100.00         N/R         3,025,631

              Corona-Norco Unified School District, California, Special
              Tax Bonds, Community Facilities District 03-1, Series 2004:
        1,000  5.375%, 9/01/25                                              9/14 at 100.00         N/R         1,018,320
        1,000  5.375%, 9/01/33                                              9/14 at 100.00         N/R         1,009,080

        2,000 Corona-Norco Unified School District, Riverside County,       9/06 at 103.00         N/R         1,998,400
               California, Community Facilities District 04-1 Special Tax
               Bonds, Series 2006, 5.200%, 9/01/36

        2,230 Del Mar Race Track Authority, California, Revenue Bonds,      8/15 at 100.00         N/R         2,272,994
               Series 2005, 5.000%, 8/15/25

        1,105 Eastern Municipal Water District, California, Community       3/07 at 102.00         N/R         1,108,956
               Facility District No 2004-34, Faircrest, Special Tax
               Bonds, Series 2006, 5.250%, 9/01/36

          410 Eastern Municipal Water District, California, Community       9/06 at 102.00         N/R           409,672
               Facility District No 2006-38 Improvement Area A, Special
               Tax Bonds, Series 2006, 5.200%, 9/01/36

        1,200 El Dorado County, California, Special Tax Bonds, Community    9/14 at 102.00         N/R         1,193,184
               Facilities District 2005-2, Series 2006, 5.100%, 9/01/36

        1,750 Elsinore Valley Municipal Water District, California,         9/12 at 102.00         N/R         1,802,850
               Special Tax Bonds, Series 2004, 5.700%, 9/01/34

        3,500 Fontana, California, Special Tax Bonds, Sierra Community      9/14 at 100.00         N/R         3,676,820
               Facilities District 22, Series 2004, 6.000%, 9/01/34

        7,500 Fremont, California, Special Tax Bonds, Community             9/15 at 100.00         N/R         7,510,275
               Facilities District 1, Pacific Commons, Series 2005,
               5.375%, 9/01/36

        1,500 Fullerton Community Facilities District 1, California,        9/12 at 100.00         N/R         1,582,800
               Special Tax Bonds, Amerige Heights, Series 2002, 6.200%,
               9/01/32

       29,840 Golden State Tobacco Securitization Corporation,              6/13 at 100.00         BBB        33,590,888
               California, Tobacco Settlement Asset-Backed Bonds, Series
               2003A-1, 6.750%, 6/01/39

----
5

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              California (continued)

$       1,590 Golden State Tobacco Securitization Corporation,              6/13 at 100.00         BBB $       1,911,577
               California, Tobacco Settlement Asset-Backed Revenue Bonds,
               Series 2003A-2, 7.900%, 6/01/42

        1,000 Golden State Tobacco Securitization Corporation,              6/13 at 100.00         BBB         1,196,410
               California, Tobacco Settlement Asset-Backed Revenue Bonds,
               Series 2003A-4, 7.800%, 6/01/42

        2,000 Golden State Tobacco Securitization Corporation,              6/13 at 100.00         BBB         2,401,580
               California, Tobacco Settlement Asset-Backed Revenue Bonds,
               Series 2003A-5, 7.875%, 6/01/42

        9,365 Golden State Tobacco Securitization Corporation,              6/15 at 100.00           A         9,414,166
               California, Tobacco Settlement Asset-Backed Revenue Bonds,
               Series 2005A, 5.000%, 6/01/45

              Huntington Beach, California, Special Tax Bonds, Community
              Facilities District 2003-1, Huntington Center, Series 2004:
          500  5.800%, 9/01/23                                              9/14 at 100.00         N/R           515,205
        1,000  5.850%, 9/01/33                                              9/14 at 100.00         N/R         1,030,340

              Independent Cities Lease Finance Authority, California,
              Mobile Home Park Revenue Bonds, San Juan Mobile Estates
              Project, Series 2006A:
          750  4.750%, 5/15/21                                              5/16 at 100.00        BBB-           745,620
          400  4.875%, 5/15/26                                              5/16 at 100.00        BBB-           396,112
        3,210  5.125%, 5/15/41                                              5/16 at 100.00        BBB-         3,218,314

              Independent Cities Lease Finance Authority, California,
              Revenue Bonds, El Granada Mobile Home Park, Series 2004A:
        1,020  6.000%, 5/15/34                                              5/14 at 100.00         N/R         1,069,297
          790  6.125%, 5/15/38                                              5/14 at 100.00         N/R           836,760
        2,500  6.450%, 5/15/44                                              5/14 at 100.00         N/R         2,749,025

        1,000 Independent Cities Lease Finance Authority, California,      11/14 at 100.00         N/R         1,046,670
               Revenue Bonds, Morgan Hill, Hacienda Valley Mobile Home
               Park, Series 2004A, 5.950%, 11/15/39

        3,345 Independent Cities Lease Finance Authority, California,       9/15 at 100.00         N/R         3,381,628
               Second Senior Subordinate Lien Revenue Bonds, Caritas
               Affordable Housing Project Mobile Home Park, Series 2005C,
               7.000%, 9/01/40

        9,015 Independent Cities Lease Finance Authority, California,       8/15 at 100.00           A         9,147,250
               Senior Lien Revenue Bonds, Caritas Affordable Housing
               Project Mobile Home Park, Series 2005A, 5.200%, 8/15/45 -
               ACA Insured

        1,015 Independent Cities Lease Finance Authority, California,       5/14 at 100.00         N/R         1,069,627
               Subordinate Lien Revenue Bonds, El Granada Mobile Home
               Park, Series 2004B, 6.500%, 5/15/44

              Indio, California, Special Tax Bonds, Community Facilities
              District 2004-3 Terra Lago, Improvement Area 1, Series 2005:
        1,275  5.100%, 9/01/30                                              9/15 at 102.00         N/R         1,267,070
        1,000  5.150%, 9/01/35                                              9/15 at 102.00         N/R           991,760
        1,085  5.150%, 9/01/35                                              9/15 at 102.00         N/R         1,076,060

        1,120 Irvine Assessment District, California, Limited Obligation    3/15 at 100.00         N/R         1,101,128
               Improvement Bonds, Assessment District 03-19, Group 3,
               Series 2005, 5.000%, 9/02/29

              Irvine Assessment District, California, Limited Obligation
              Improvement Bonds, Assessment District 87-08, Group 7,
              Series 2005:
          890  5.000%, 9/02/22                                              9/15 at 100.00         N/R           894,806
          980  5.000%, 9/02/24                                              9/15 at 100.00         N/R           965,623

        1,525 Irvine Assessment District, California, Limited Obligation    9/15 at 100.00         N/R         1,516,582
               Improvement Bonds, Assessment District 93-14, Group 3,
               Series 2005, 5.000%, 9/02/25

              Irvine, California, Community Facilities District 2005-2
              Special Tax Bonds, Series 2006:
          750  5.200%, 9/01/26                                              9/06 at 103.00         N/R           757,883
        1,875  5.250%, 9/01/36                                              9/06 at 103.00         N/R         1,896,131

              Irvine, California, Unified School District, Community
              Facilities District Special Tax Bonds, Series 2006A:
        4,455  5.000%, 9/01/26                                              9/06 at 103.00         N/R         4,418,558
       14,705  5.125%, 9/01/36                                              9/06 at 103.00         N/R        14,637,210

        1,565 Jurupa Community Services District, California, Special Tax   9/13 at 100.00         N/R         1,574,562
               Bonds, Community Facilities District 16 - Eastvale Area,
               Series 2005A, 5.300%, 9/01/34

----
6

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------
              California (continued)

$       1,160 Lake Elsinore Community Facilities District 2005-6A,          9/12 at 102.00         N/R     $       1,163,341
               California, Special Tax Bonds, Series 2006, 5.350%, 9/01/36

        2,500 Lake Elsinore Public Finance Authority, California, Local    10/13 at 102.00         N/R             2,704,350
               Agency Revenue Refunding Bonds, Series 2003H, 6.375%,
               10/01/33

              Lake Elsinore, California, Community Facilities District
              2004-3 Improvement Area 1 Rosetta Canyon, Special Tax
              Bonds, Series 2005:
        1,195  5.250%, 9/01/30                                              9/15 at 102.00         N/R             1,205,444
        1,225  5.250%, 9/01/35                                              9/15 at 102.00         N/R             1,224,032

        1,200 Lake Elsinore, California, Special Tax Bonds, Community       9/13 at 102.00         N/R             1,262,220
               Facilities District 2003-2 Improvement Area A, Canyon
               Hills, Series 2004A, 5.950%, 9/01/34

              Lake Elsinore, California, Special Tax Bonds, Community
              Facilities District 2005-1, Series 2006A:
          980  5.200%, 9/01/26                                              9/12 at 102.00         N/R               988,644
        1,100  5.350%, 9/01/36                                              9/12 at 102.00         N/R             1,110,362

        4,500 Lake Elsinore, California, Special Tax Bonds, Community       9/12 at 102.00         N/R             4,556,970
               Facilities District 2005-2 Improvement Area A, Series
               2005A, 5.450%, 9/01/36

        2,000 Lammersville School District, San Joaquin County,             9/12 at 101.00         N/R             2,139,520
               California, Special Tax Bonds, Community Facilities
               District of Mountain House, Series 2002, 6.375%, 9/01/32

        4,050 Lee Lake Water District, Riverside County, California,        9/13 at 102.00         N/R             4,259,993
               Special Tax Bonds, Community Facilities District 3, Series
               2004, 5.950%, 9/01/34

          605 Los Angeles Regional Airports Improvement Corporation,       12/12 at 102.00           B               668,918
               California, Sublease Revenue Bonds, Los Angeles
               International Airport, American Airlines Inc. Terminal 4
               Project, Series 2002B, 7.500%, 12/01/24 (Alternative
               Minimum Tax)

        7,170 Los Angeles Regional Airports Improvement Corporation,       12/12 at 102.00           B             7,927,511
               California, Sublease Revenue Bonds, Los Angeles
               International Airport, American Airlines Inc. Terminal 4
               Project, Series 2002C, 7.500%, 12/01/24 (Alternative
               Minimum Tax)

              Menifee Union School District, Riverside County,
              California, Special Tax Bonds, Community Facilities
              District 2004-5, Series 2006:
          625  5.200%, 9/01/26                                              9/06 at 102.00         N/R               631,056
        1,000  5.250%, 9/01/36                                              9/06 at 102.00         N/R             1,003,180

        1,415 Merced Irrigation District, California, Revenue               9/13 at 102.00        Baa3             1,471,345
               Certificates of Participation, Electric System Project,
               Series 2003, 5.700%, 9/01/36

              Merced, California, Community Facilities District 2005-1,
              Special Tax Bonds, Bellevue Ranch West, Series 2006:
        1,270  5.250%, 9/01/26                                              9/06 at 103.00         N/R             1,267,600
        1,245  5.300%, 9/01/36                                              9/06 at 103.00         N/R             1,244,004

              Moorpark, California, Special Tax Bonds, Community
              Facilities District 2004-1, Moorpark Highlands Project,
              Series 2006:
        1,900  5.250%, 9/01/26                                              9/06 at 103.00         N/R             1,912,483
        4,125  5.300%, 9/01/38                                              9/06 at 103.00         N/R             4,168,148

          615 Moreno Valley Unified School District, Riverside County,      9/06 at 102.00         N/R               614,508
               California, Special Tax Bonds, Community Facilities
               District, Series 2006, 5.200%, 9/01/36

        2,000 Morgan Hill Financing Authority, California, Reassessment     9/10 at 102.00         N/R             1,942,420
               Revenue Bonds, Madron Business Park, Series 2005A, 5.250%,
               9/02/25

          880 Multifamily Housing Revenue Bond Pass- Through                  No Opt. Call         N/R               906,928
               Certificates, California, Series 2001-17, Stanford Arms
               Seniors Apartments 01-P2, 5.750%, 11/01/34 (Mandatory put
               11/01/16) (Alternative Minimum Tax)

        1,555 Murrieta Valley Unified School District, Riverside County,    9/06 at 102.00         N/R (3)         1,587,142
               California, Special Tax Bonds, Community Facilities
               District 2000-1, Series 2004B, 5.300%, 9/01/34
               (Pre-refunded 9/01/06)

              Murrieta Valley Unified School District, Riverside County,
              California, Special Tax Bonds, Community Facilities
              District 2002-4, Series 2006B:
          365  5.375%, 9/01/26                                              3/07 at 102.00         N/R               368,092
          550  5.450%, 9/01/38                                              3/07 at 102.00         N/R               555,709

----
7

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              California (continued)

              Murrieta, California, Special Tax Bonds, Community
              Facilities District 2003-3, Creekside Village Improvement
              Area 1, Series 2005:
$       1,355  5.100%, 9/01/26                                              9/09 at 103.00         N/R $       1,357,398
          805  5.300%, 9/01/35                                              9/09 at 103.00         N/R           808,904
        1,815  5.200%, 9/01/35                                              9/09 at 103.00         N/R         1,813,566

        2,000 Oceanside, California, Special Tax Revenue Bonds, Community   9/14 at 100.00         N/R         2,071,380
               Facilities District 00-1 - Ocean Ranch Corporate Center,
               Series 2004, 5.875%, 9/01/34

        1,185 Orange County, California, Newport Coast Phase IV             9/06 at 103.00         N/R         1,170,294
               Assessment District 01-1 Limited Obligation Improvement
               Bonds, Series 2006, 5.050%, 9/02/33

              Orange County, California, Special Tax Bonds, Community
              Facilities District 03-1 of Ladera Ranch, Series 2004A:
          500  5.500%, 8/15/23                                              8/12 at 101.00         N/R           523,575
        1,625  5.600%, 8/15/28                                              8/12 at 101.00         N/R         1,702,139
        1,000  5.625%, 8/15/34                                              8/12 at 101.00         N/R         1,049,680

        4,000 Orange County, California, Special Tax Bonds, Community       8/12 at 101.00         N/R         4,001,080
               Facilities District 04-1 of Ladera Ranch, Series 2005A,
               5.200%, 8/15/34

        1,755 Palmdale, California, Special Tax Bonds, Community            9/15 at 101.00         N/R         1,781,501
               Facilities District 2003-1, Anaverde Project, Series
               2005A, 5.400%, 9/01/35

              Perris, California, Special Tax Bonds, Community Facilities
              District 2001-1, May Farms Improvement Area 4, Series 2005A:
        1,290  5.100%, 9/01/30                                              9/15 at 102.00         N/R         1,281,976
        2,475  5.150%, 9/01/35                                              9/15 at 102.00         N/R         2,454,606

              Perris, California, Special Tax Bonds, Community Facilities
              District 2001-2, Villages of Avalon, Series 2005:
          515  5.000%, 9/01/24                                              9/12 at 102.00         N/R           507,445
        1,500  5.100%, 9/01/28                                              9/12 at 102.00         N/R         1,498,950
        1,050  5.150%, 9/01/32                                              9/12 at 102.00         N/R         1,046,220

        1,390 Perris, California, Special Tax Bonds, Community Facilities   9/15 at 102.00         N/R         1,400,953
               District 2004-3, Monument Ranch Improvement Area 2, Series
               2005A, 5.300%, 9/01/35

        2,000 Pico Rivera Water Authority, California, Revenue Bonds,      12/11 at 102.00         N/R         2,134,200
               Series 2001A, 6.250%, 12/01/32

              Poway Unified School District, San Diego County,
              California, Special Tax Bonds, Community Facilities
              District 11, Series 2004:
          650  5.375%, 9/01/34                                              9/11 at 102.00         N/R           656,832
          875  5.375%, 9/01/34                                              9/11 at 102.00         N/R           884,196

              Poway Unified School District, San Diego County,
              California, Special Tax Bonds, Community Facilities
              District 11, Stonebridge Estates Improvement Area B, Series
              2005:
        1,360  5.000%, 9/01/30                                              9/14 at 100.00         N/R         1,332,895
        3,355  5.100%, 9/01/35                                              9/14 at 100.00         N/R         3,302,360

        9,125 Poway Unified School District, San Diego County,              9/15 at 100.00         N/R         9,014,223
               California, Special Tax Bonds, Community Facilities
               District 6, Improvement Area B, Series 2005, 5.125%,
               9/01/36

        2,150 Riverside Unified School District, California, Community      9/06 at 103.00         N/R         2,115,772
               Facilities District 24 Special Tax Bonds, Series 2006,
               5.100%, 9/01/36

              Riverside, California, Improvement Bond Act of 1915,
              Special Assessment Bonds, Hunter Park Assessment District,
              Series 2006:
        1,000  5.100%, 9/02/26                                              9/16 at 101.00         N/R         1,003,090
        1,500  5.200%, 9/02/36                                              9/16 at 101.00         N/R         1,498,800

              Riverside, California, Special Tax Bonds, Community
              Facilities District 92-1 - Sycamore Canyon Business Park,
              Series 2005A:
        1,000  5.125%, 9/01/25                                              9/15 at 101.00         N/R         1,010,160
        2,000  5.300%, 9/01/34                                              9/15 at 101.00         N/R         2,016,220

        3,500 Roseville, California, Special Tax Bonds, Community           9/15 at 100.00         N/R         3,497,200
               Facilities District 1 - Westpark, Series 2005,
               5.200%, 9/01/36

----
8

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              California (continued)

              Roseville, California, Special Tax Bonds, Community
              Facilities District 1 Westpark, Series 2006:
$       2,370  5.200%, 9/01/26 (WI/DD, Settling 8/03/06)                    3/07 at 103.00         N/R $       2,394,909
        3,255  5.250%, 9/01/37 (WI/DD, Settling 8/03/06)                    3/07 at 103.00         N/R         3,278,924

        9,690 San Diego County, California, Certificates of                 9/15 at 102.00        Baa3         9,716,551
               Participation, Burnham Institute, Series 2006,
               5.000%, 9/01/34

        2,895 San Francisco Redevelopment Agency, California, Special Tax   8/15 at 100.00         N/R         2,871,290
               Bonds, Community Facilities District 6, Mission Bay South,
               Series 2005A, 5.150%, 8/01/35

              San Francisco Redevelopment Agency, California, Special Tax
              Bonds, Community Facilities District 6, Mission Bay South,
              Series 2005B:
        1,375  0.000%, 8/01/30                                              8/15 at 100.00         N/R           347,353
        3,020  0.000%, 8/01/34                                              8/15 at 100.00         N/R           595,725

          900 San Jacinto, California, Community Facilities District        3/07 at 102.00         N/R           903,114
               2006-1 Special Tax Bonds, Infrastructure Projects Series
               2006, 5.200%, 9/01/36 (WI/DD, Settling 8/10/06)

              Santa Ana Unified School District, Orange County,
              California, Special Tax Bonds, Community Facilities
              District 2004-1, Central Park Project, Series 2005:
        1,180  4.950%, 9/01/25                                              9/15 at 100.00         N/R         1,178,360
          700  5.050%, 9/01/30                                              9/15 at 100.00         N/R           690,844
        2,320  5.100%, 9/01/35                                              9/15 at 100.00         N/R         2,283,599

        6,250 Santa Clara County Housing Authority, California,             3/08 at 102.00         N/R         6,352,000
               Multifamily Housing Revenue Bonds, Blossom River Project,
               Series 1998A, 6.500%, 9/01/39

        2,500 Saugus Union School District, Los Angeles County,             9/06 at 103.00         N/R         2,516,900
               California, Special Tax Bonds, Community Facilities
               District 2005-1, Series 2006, 5.300%, 9/01/36

          900 Sierra Kings Health Care District, Fresno County,            12/16 at 100.00         N/R           887,841
               California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36

        4,000 Tobacco Securitization Authority of Northern California,      6/15 at 100.00         BBB         4,061,520
               Tobacco Settlement Asset-Backed Bonds, Series 2005A-1,
               5.375%, 6/01/38

        9,950 Tobacco Securitization Authority of Southern California,      6/14 at 100.00         BBB         9,742,543
               Tobacco Settlement Asset-Backed Bonds, San Diego County
               Tobacco Asset Securitization Corporation, Senior Series
               2001A, 5.000%, 6/01/37

              West Patterson Financing Authority, California, Special Tax
              Bonds, Community Facilities District 01-1, Series 2003B:
        1,100  6.750%, 9/01/30                                              9/13 at 103.00         N/R         1,212,915
        3,400  7.000%, 9/01/38                                              9/13 at 103.00         N/R         3,804,634

        7,500 West Patterson Financing Authority, California, Special Tax   9/13 at 102.00         N/R         7,932,375
               Bonds, Community Facilities District 01-1, Series 2004B,
               6.000%, 9/01/39

        3,900 West Patterson Financing Authority, California, Special Tax   9/13 at 103.00         N/R         4,170,621
               Bonds, Community Facilities District 2001-1, Series 2004A,
               6.125%, 9/01/39

              West Sacramento, California, Special Tax Bonds, Community
              Facilities District 20, Bridgeway Lakes II, Series 2005:
        1,000  5.125%, 9/01/25                                              9/13 at 102.00         N/R         1,009,360
        1,730  5.300%, 9/01/35                                              9/13 at 102.00         N/R         1,741,695

              Western Hills Water District, Stanislaus County,
              California, Special Tax Bonds, Diablo Grande Community
              Facilities District 1, Series 2005:
        1,000  5.625%, 9/01/24                                              9/13 at 102.00         N/R         1,011,280
        3,755  5.800%, 9/01/31                                              9/13 at 102.00         N/R         3,809,034

        4,600 William S. Hart Union High School District, Los Angeles       9/06 at 103.00         N/R         4,631,096
               County, California, Special Tax Bonds, Community
               Facilities District 2005-1, Series 2006, 5.300%, 9/01/36

              Yuba County, California, Special Tax Bonds, Community
              Facilities District 2004-1, Edgewater, Series 2005:
        2,575  5.000%, 9/01/23                                              3/15 at 100.00         N/R         2,544,306
        7,270  5.125%, 9/01/35                                              3/15 at 100.00         N/R         7,182,978
------------------------------------------------------------------------------------------------------------------------
      554,955 Total California                                                                               563,763,721
------------------------------------------------------------------------------------------------------------------------

----
9

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
-------------------------------------------------------------------------------------------------------------------------------
              Colorado - 7.1%

              Adonea Metropolitan District 2, Colorado, General
              Obligation Limited Tax Bonds, Series 2005A:
$       3,000  6.125%, 12/01/25                                            12/15 at 100.00         N/R     $       3,048,690
        5,380  6.250%, 12/01/35                                            12/15 at 100.00         N/R             5,476,410

       14,800 Arista Metropolitan District, Colorado, Special Revenue      12/15 at 100.00         N/R            15,729,588
               Bonds, Series 2005, 6.750%, 12/01/35

        1,085 Arkansas River Power Authority, Colorado, Power Revenue      10/16 at 100.00         AAA             1,136,744
               Bonds, Series 2006, 5.250%, 10/01/40 - XLCA Insured

        2,935 Bell Mountain Ranch Consolidated Metropolitan District,         No Opt. Call         N/R             3,207,397
               Colorado, Subordinate Refunding and Improvement Bonds,
               Series 2003, 7.900%, 11/15/23

        3,060 BNC Metropolitan District 1, Colorado, General Obligation    12/14 at 101.00         N/R             3,445,285
               Bonds, Series 2004, 8.050%, 12/01/34

          925 Bradburn Metropolitan District 3, Colorado, General          12/13 at 101.00         N/R             1,020,617
               Obligation Bonds, Series 2003, 7.500%, 12/01/33

        1,425 Buckley Ranch Metropolitan District, Colorado, General       12/16 at 100.00         N/R             1,431,940
               Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35

        4,530 Buffalo Ridge Metropolitan District, Colorado, Limited       12/13 at 101.00         N/R             4,998,266
               Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33

        2,750 Canterberry Crossing Metropolitan District II, Parker,       12/12 at 100.00         N/R             2,971,265
               Colorado, Limited Tax General Obligation Bonds, Series
               2002, 7.375%, 12/01/32

        3,850 Canterberry Crossing Metropolitan District, Colorado,        12/12 at 100.00         N/R             3,977,397
               Limited Tax General Obligation Bonds, Series 2005, 6.500%,
               12/01/35

              Castle Oaks Metropolitan District, Colorado, General
              Obligation Limited Tax Bonds, Series 2005:
        2,500  6.000%, 12/01/25                                            12/15 at 100.00         N/R             2,589,150
        4,000  6.125%, 12/01/35                                            12/15 at 100.00         N/R             4,155,080

        6,750 Central Marksheffel Metropolitan District, Colorado,         12/14 at 100.00         N/R             7,218,653
               General Obligation Limited Tax Bonds, Series 2004, 7.250%,
               12/01/29

        4,485 Colorado Educational and Cultural Facilities Authority,       3/12 at 100.00         N/R             4,636,997
               Charter School Revenue Bonds, Belle Creek Education
               Center, Series 2002A, 7.625%, 3/15/32

              Colorado Educational and Cultural Facilities Authority,
              Charter School Revenue Bonds, Compass for Lifelong
              Discovery Charter School, Series 1999A:
          405  6.125%, 7/01/12                                              7/09 at 102.00         N/R               406,466
        1,460  6.500%, 7/01/24                                              7/09 at 102.00         N/R             1,471,446

          950 Colorado Educational and Cultural Facilities Authority,       7/08 at 100.00         N/R (3)         1,001,670
               Charter School Revenue Bonds, Compass Montessori
               Elementary Charter School, Series 2000, 7.750%, 7/15/31
               (Pre-refunded 7/15/08)

        3,360 Colorado Educational and Cultural Facilities Authority,       5/14 at 101.00         N/R             3,523,934
               Charter School Revenue Bonds, Denver Arts and Technology
               Academy, Series 2003, 8.000%, 5/01/34

              Colorado Educational and Cultural Facilities Authority,
              Charter School Revenue Bonds, Douglas County School
              District RE-1 - Platte River Academy, Series 2002A:
          980  7.250%, 3/01/22 (Pre-refunded 3/01/10)                       3/10 at 100.00         Ba2 (3)         1,061,781
          750  7.250%, 3/01/32 (Pre-refunded 3/01/10)                       3/10 at 100.00         AAA               835,493

              Colorado Educational and Cultural Facilities Authority,
              Charter School Revenue Bonds, Elbert County Charter School,
              Series 2004:
          625  6.750%, 3/01/14                                                No Opt. Call         N/R               646,075
          730  7.250%, 3/01/24                                              3/14 at 100.00         N/R               780,538
        1,570  7.375%, 3/01/35                                              3/14 at 100.00         N/R             1,671,862

              Colorado Educational and Cultural Facilities Authority,
              Charter School Revenue Bonds, Excel Academy Charter School,
              Series 2003:
          500  7.300%, 12/01/23 (Pre-refunded 12/01/11)                    12/11 at 100.00         AAA               582,365
          875  7.500%, 12/01/33 (Pre-refunded 12/01/11)                    12/11 at 100.00         AAA             1,027,504

        3,776 Colorado Educational and Cultural Facilities Authority,       2/12 at 100.00         N/R             3,951,131
               Charter School Revenue Bonds, Jefferson County School
               District R-1 - Compass Montessori Secondary School, Series
               2002, 8.000%, 2/15/32

          975 Colorado Educational and Cultural Facilities Authority,       5/15 at 100.00         N/R               990,649
               Charter School Revenue Bonds, Knowledge Quest Academy
               Charter School, Series 2005, 6.500%, 5/01/36

----
10

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------
              Colorado (continued)

$       2,485 Colorado Educational and Cultural Facilities Authority,       5/12 at 102.00         N/R     $       2,687,801
               Charter School Revenue Bonds, Montessori Peaks Building
               Foundation, Series 2002A, 8.000%, 5/01/32

        4,000 Colorado Educational and Cultural Facilities Authority,       8/11 at 100.00         AAA             4,677,560
               Charter School Revenue Bonds, Peak-to-Peak Charter School,
               Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)

        4,225 Colorado Educational and Cultural Facilities Authority,      10/13 at 100.00         N/R             4,407,309
               Charter School Revenue Bonds, Pioneer ELOB Charter School,
               Series 2003, 7.750%, 10/15/33

              Colorado Educational and Cultural Facilities Authority,
              Charter School Revenue Bonds, Weld County School District 6
              - Frontier Academy, Series 2001:
        2,575  7.250%, 6/01/20                                              6/11 at 100.00         Ba1             2,741,834
        1,775  7.375%, 6/01/31                                              6/11 at 100.00         Ba1             1,888,494

        3,645 Colorado Educational and Cultural Facilities Authority,       6/14 at 100.00         N/R             3,938,605
               Independent School Improvement Revenue Bonds, Heritage
               Christian School of Northern Colorado, Series 2004A,
               7.500%, 6/01/34

              Colorado Educational and Cultural Facilities Authority,
              Independent School Revenue Bonds, Denver Academy, Series
              2003A:
          500  7.000%, 11/01/23                                            11/13 at 100.00        BBB-               553,890
          810  7.125%, 11/01/28                                            11/13 at 100.00        BBB-               896,654

        3,865 Colorado Educational and Cultural Facilities Authority,       9/09 at 101.00         N/R (3)         4,097,673
               Revenue Bonds, Boulder Country Day School, Series 1999,
               6.750%, 9/01/24 (Pre-refunded 9/01/09)

        4,215 Colorado Educational and Cultural Facilities Authority,      12/15 at 100.00         N/R             4,401,767
               Revenue Bonds, Montessori School of Evergreen, Series
               2005A, 6.500%, 12/01/35

        2,000 Colorado Health Facilities Authority, Revenue Bonds,          6/16 at 100.00          A-             2,005,260
               Evangelical Lutheran Good Samaritan Society, Series 2005,
               5.000%, 6/01/35

       15,010 Colorado Health Facilities Authority, Revenue Bonds, Poudre   3/15 at 100.00        BBB+            15,095,707
               Valley Health Care, Series 2005F, 5.000%, 3/01/25

        3,425 Colorado International Center Metropolitan District 3,       12/16 at 100.00         N/R             3,524,531
               Colorado, General Obligation Limited Tax Bonds, Series
               2006, 6.500%, 12/01/35

        2,230 Conservatory Metropolitan District, Arapahoe County,         12/13 at 102.00         N/R             2,484,532
               Aurora, Colorado, General Obligation Bonds, Series 2003,
               7.550%, 12/01/32

        2,465 Conservatory Metropolitan District, Arapahoe County,         12/13 at 102.00         N/R             2,619,827
               Aurora, Colorado, General Obligation Bonds, Series 2005,
               6.750%, 12/01/34

        1,800 Country Club Village Metropolitan District, Colorado,        12/15 at 100.00         N/R             1,826,136
               General Obligation Limited Tax Bonds, Series 2006, 6.000%,
               12/01/34

        1,600 Crystal Crossing Metropolitan District, Colorado, General    12/16 at 100.00         N/R             1,610,256
               Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36

       12,630 Denver City and County, Colorado, Special Facilities         10/06 at 100.00         N/R            12,898,388
               Airport Revenue Bonds, United Air Lines Corporation,
               Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax)
               (5)

        1,630 Denver Health and Hospitals Authority, Colorado, Healthcare  12/11 at 100.00         BBB             1,722,209
               Revenue Bonds, Series 2001A, 6.000%, 12/01/23

              Eagle County Air Terminal Corporation, Colorado, Airport
              Terminal Revenue Bonds, Series 2006:
          500  5.050%, 5/01/15 (Alternative Minimum Tax)                      No Opt. Call         N/R               500,940
          400  5.250%, 5/01/20 (Alternative Minimum Tax)                    5/16 at 100.00         N/R               400,876

        1,000 Eagle County Air Terminal Corporation, Colorado, Airport      5/16 at 100.00         N/R             1,003,040
               Terminal Revenue Terminal Project, Series 2006A. Bonds,
               Series 2006A, 5.150%, 5/01/17 (Alternative Minimum Tax)

        3,475 Elkhorn Ranch Metropolitan District 1, Colorado, General     12/15 at 100.00         N/R             3,600,656
               Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35

          825 High Point Metropolitan District, Colorado, General          12/16 at 100.00         N/R               829,018
               Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35

        1,000 Himalaya Water and Sanitation District, Colorado, General    12/15 at 100.00          AA             1,021,250
               Obligation Bonds, Series 2005, 5.000%, 12/01/35 - RAAI
               Insured

----
11

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              Colorado (continued)

$       1,000 Huntington Trails Metropolitan District, Colorado, General   12/16 at 100.00         N/R $       1,007,920
               Obligation Bonds, Series 2006, 6.250%, 12/01/36

        2,350 Laredo Metropolitan District, Colorado, General Obligation   12/13 at 101.00         N/R         2,592,920
               Bonds, Series 2003, 7.500%, 12/01/33

        5,035 Maher Ranch Metropolitan District 4, Colorado, General       12/13 at 102.00         N/R         5,600,682
               Obligation Bonds, Series 2003, 7.875%, 12/01/33

        1,155 Maher Ranch Metropolitan District 4, Colorado, Limited Tax   12/13 at 102.00         N/R         1,163,882
               General Obligation Bonds, Series 2006, 7.000%, 12/01/36

        3,500 Montrose, Colorado, Enterprise Revenue Bonds, Montrose       12/13 at 102.00        BBB-         3,708,670
               Memorial Hospital, Series 2003, 6.000%, 12/01/33

        1,500 Neu Towne Metropolitan District, Colorado, Limited Tax       12/14 at 100.00         N/R         1,635,240
               General Obligation Bonds, Series 2004, 7.250%, 12/01/34

              Northwest Metropolitan District 3, Colorado, General
              Obligation Limited Tax Bonds, Series 2005:
        3,585  6.125%, 12/01/25                                            12/15 at 100.00         N/R         3,747,867
       11,500  6.250%, 12/01/35                                            12/15 at 100.00         N/R        12,022,905

        2,500 Park Creek Metropolitan District, Colorado, Limited Tax      12/13 at 100.00         N/R         2,800,925
               Obligation Revenue Bonds, Series 2003CR-1,
               7.875%, 12/01/32 (Mandatory put 12/01/13)

        1,500 Park Creek Metropolitan District, Colorado, Limited Tax      12/13 at 100.00         N/R         1,680,555
               Obligation Revenue Bonds, Series 2003CR-2,
               7.875%, 12/01/32 (Mandatory put 12/01/13)

        1,100 Piney Creek Metropolitan District, Colorado, Limited Tax     12/15 at 100.00         N/R         1,105,566
               General Obligation Bonds, Series 2005, 5.500%, 12/01/35

        5,300 Plaza Metropolitan District 1, Lakewood, Colorado, Tax        6/14 at 101.00         N/R         5,828,781
               Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25

        1,955 River Oaks Metropolitan District, Colorado, General          12/16 at 100.00         N/R         1,964,521
               Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35

              SBC Metropolitan District, Colorado, General Obligation
              Bonds, Series 2005:
          750  5.000%, 12/01/25 - ACA Insured                              12/15 at 100.00           A           756,352
          720  5.000%, 12/01/29 - ACA Insured                              12/15 at 100.00           A           721,282
        1,775  5.000%, 12/01/34 - ACA Insured                              12/15 at 100.00           A         1,758,155

        2,000 Serenity Ridge Metropolitan District 2, Colorado, General    12/14 at 100.00         N/R         2,212,900
               Obligation Bonds, Series 2004, 7.500%, 12/01/34

              Southlands Metropolitan District 1, Colorado, Limited Tax
              General Obligation Bonds, Series 2004:
          500  7.000%, 12/01/24                                            12/14 at 100.00         N/R           548,325
        2,845  7.125%, 12/01/34                                            12/14 at 100.00         N/R         3,123,526

              Tallyn's Reach Metropolitan District 2, Aurora, Colorado,
              Limited Tax General Obligation Bonds, Series 2004:
          750  6.000%, 12/01/18                                            12/13 at 100.00         N/R           770,723
          310  6.375%, 12/01/23                                            12/13 at 100.00         N/R           322,276

              Tallyn's Reach Metropolitan District 3, Aurora, Colorado,
              Limited Tax General Obligation Bonds, Series 2004:
          500  6.625%, 12/01/23                                            12/13 at 100.00         N/R           527,205
          500  6.750%, 12/01/33                                            12/13 at 100.00         N/R           526,320

       12,589 Tollgate Crossing Metropolitan District 2, Colorado,         12/14 at 100.00         N/R         9,669,731
               General Obligation Bonds, Series 2004, 7.000%, 12/01/33

        2,000 Tower Metropolitan District, Adams County, Colorado,         12/15 at 100.00          AA         2,030,420
               General Obligation Bonds, Series 2005, 5.000%, 12/01/35 -
               RAAI Insured

              University of Colorado Hospital Authority, Revenue Bonds,
              Series 2006A:
        1,500  5.000%, 11/15/37                                             5/16 at 100.00        Baa1         1,501,725
        3,000  5.250%, 11/15/39                                             5/16 at 100.00        Baa1         3,064,020

              Wheatlands Metropolitan District 2, Colorado, General
              Obligation Limited Tax Bonds, Series 2005:
        4,740  6.000%, 12/01/25                                            12/15 at 100.00         N/R         4,912,536
        8,330  6.125%, 12/01/35                                            12/15 at 100.00         N/R         8,646,873

----
12

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------
              Colorado (continued)

              Wyndham Hill Metropolitan District 2, Colorado, General
              Obligation Limited Tax Bonds, Series 2005:
$       1,750  6.250%, 12/01/25                                            12/15 at 100.00         N/R     $       1,812,983
        3,450  6.375%, 12/01/35                                            12/15 at 100.00         N/R             3,574,752
----------------------------------------------------------------------------------------------------------------------------
      246,505 Total Colorado                                                                                     255,769,144
----------------------------------------------------------------------------------------------------------------------------
              Connecticut - 0.6%

        8,500 Bridgeport, Connecticut, Senior Living Facility Revenue        8/06 at 74.79         N/R (3)         6,420,135
               Bonds, 3030 Park Retirement Community, Series 2005,
               7.250%, 4/01/35 (Pre-refunded 8/18/06)

        5,250 Connecticut Development Authority, Airport Facilities        10/14 at 101.00         Ba2             6,233,955
               Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26
               (Alternative Minimum Tax)

        1,455 Connecticut Development Authority, Health Facilities          8/06 at 100.00         N/R             1,463,774
               Revenue Refunding Bonds, Alzheimer's Resource Center of
               Connecticut Inc., Series 1994A, 7.125%, 8/15/14

              Connecticut Health and Educational Facilities Authority,
              Revenue Bonds, Hospital for Special Care, Series 1997B:
        1,195  5.375%, 7/01/17                                              7/07 at 102.00         BB+             1,205,516
          620  5.500%, 7/01/27                                              7/07 at 102.00         BB+               619,585

              Eastern Connecticut Resource Recovery Authority, Solid
              Waste Revenue Bonds, Wheelabrator Lisbon Project, Series
              1993A:
          365  5.500%, 1/01/14 (Alternative Minimum Tax)                    1/07 at 100.00         BBB               366,497
           10  5.500%, 1/01/15 (Alternative Minimum Tax)                    1/15 at 100.00         BBB                10,105
        2,120  5.500%, 1/01/20 (Alternative Minimum Tax)                    1/07 at 100.00         BBB             2,117,074

        4,000 Mashantucket Western Pequot Tribe, Connecticut, Subordinate   9/16 at 100.00        Baa3             4,134,280
               Special Revenue Bonds, Series 2006A, 5.500%, 9/01/36
----------------------------------------------------------------------------------------------------------------------------
       23,515 Total Connecticut                                                                                   22,570,921
----------------------------------------------------------------------------------------------------------------------------
              Delaware - 0.0%

        1,000 Delaware Health Facilities Authority, Revenue Bonds, Beebe    6/15 at 100.00        BBB+             1,008,820
               Medical Center, Series 2005A, 5.000%, 6/01/30
----------------------------------------------------------------------------------------------------------------------------
              District of Columbia - 0.1%

        2,405 District of Columbia Tobacco Settlement Corporation,            No Opt. Call         BBB             2,741,652
               Tobacco Settlement Asset-Backed Bonds, Series 2001,
               6.500%, 5/15/33
----------------------------------------------------------------------------------------------------------------------------
              Florida - 7.8%

        7,500 Aberdeen Community Development District, Florida, Special     5/14 at 100.00         N/R             7,543,950
               Assessment Bonds, Series 2005, 5.500%, 5/01/36

        4,150 Amelia National Community Development District, Nassau        5/14 at 101.00         N/R             4,435,645
               County, Florida, Special Assessment Bonds, Series 2004A,
               6.300%, 5/01/35

        3,215 Amelia National Community Development District, Nassau        5/15 at 100.00         N/R             3,209,920
               County, Florida, Special Assessment Bonds, Series 2006A,
               5.375%, 5/01/37

        2,495 Amelia Walk Community Development District, Florida,          5/16 at 100.00         N/R             2,512,565
               Special Assessment Bonds, Series 2006A, 5.500%, 5/01/37

        3,000 Amelia Walk Community Development District, Florida,            No Opt. Call         N/R             3,019,920
               Special Assessment Bonds, Series 2006B, 5.200%, 5/01/14

        2,800 Anthem Park Community Development District, Florida,          3/15 at 101.00         N/R             2,880,556
               Capital Improvement Revenue Bonds, Series 2004, 5.800%,
               5/01/36

        8,500 Bartram Park Community Development District, Florida,         5/15 at 101.00         N/R             8,541,055
               Special Assessment Bonds, Series 2005, 5.300%, 5/01/35

        4,840 Bartram Springs Community Development District, Duval         5/13 at 102.00         N/R             5,287,216
               County, Florida, Special Assessment Bonds, Series 2003A,
               6.650%, 5/01/34

        1,900 Bay Laurel Center Community Development District, Marion      5/16 at 100.00         N/R             1,914,839
               County, Florida, Candler Hills Project, Special Assessment
               Bonds, Series 2006A, 5.450%, 5/01/37

          715 Beacon Lakes Community Development District, Florida,         5/13 at 101.00         N/R               777,584
               Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35

----
13

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              Florida (continued)

$       2,160 Bloomingdale Community Development District, Hillsborough     5/15 at 101.00         N/R $       2,250,914
               County, Florida, Special Assessment Revenue Bonds, Series
               2004, 5.875%, 5/01/36

        8,800 Brevard County Health Facilities Authority, Florida,          4/16 at 100.00           A         8,903,048
               Revenue Bonds, Health First Inc. Project, Series 2005,
               5.000%, 4/01/34

        2,000 Broward County, Florida, Airport Facility Revenue Bonds,     11/14 at 101.00        BBB-         2,329,860
               Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative
               Minimum Tax)

        4,000 Capital Trust Agency, Florida, Revenue Bonds, Seminole       10/12 at 102.00         AAA         4,931,200
               Tribe Convention Center, Series 2003A, 8.950%, 10/01/33
               (Pre-refunded 10/01/12) (6)

        1,575 Caribe Palm Community Development District, Florida,          5/15 at 101.00         N/R         1,629,842
               Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35

        3,360 Cascades at Groveland Community Development District,         5/16 at 100.00         N/R         3,337,320
               Florida, Capital Improvement Revenue Bonds, Series 2006,
               5.300%, 5/01/36

        1,180 Century Gardens Community Development District, Miami-Dade    5/14 at 101.00         N/R         1,228,533
               County, Florida, Special Assessment Revenue Bonds, Series
               2004, 5.900%, 5/01/34

        2,840 Coconut Cay Community Development District, Florida,          5/15 at 100.00         N/R         2,861,442
               Special Assessment Bonds, Series 2006, 5.375%, 5/01/36

        2,100 Cutler Cay Community Development District, Florida, Special   5/14 at 101.00         N/R         2,244,543
               Assessment Bonds, Series 2004, 6.300%, 5/01/34

        2,760 Dade County Industrial Development Authority, Florida,       12/06 at 101.50         N/R         2,806,561
               Revenue Bonds, Miami Cerebral Palsy Residential Services
               Inc., Series 1995, 8.000%, 6/01/22

        1,500 East Homestead Community Development District, Florida,       5/15 at 101.00         N/R         1,511,715
               Special Assessment Revenue Bonds, Series 2005, 5.450%,
               5/01/36

        3,000 East Homestead Community Development District, Florida,         No Opt. Call         N/R         3,016,770
               Special Assessment Revenue Bonds, Series 2006B, 5.000%,
               5/01/11

        2,540 East Homestead Community Development District, Florida,       5/15 at 100.00         N/R         2,536,038
               Special Assessment Revenue Bonds, Series 2006, 5.375%,
               5/01/36

           10 Escambia County, Florida, Pollution Control Revenue Bonds,   12/06 at 100.00         BBB            10,051
               Champion International Corporation, Series 1993, 5.875%,
               6/01/22 (Alternative Minimum Tax)

       13,315 Estates at Cherry Lake Community Development District,        5/16 at 100.00         N/R        13,145,633
               Groveland, Florida, Capital Improvement Revenue Bonds,
               Series 2006, 5.350%, 5/01/37

              Florida State Department of General Services, Division of
              Facilities Management, Florida Facilities Pool Revenue
              Bonds, Series 2005A:
        5,035  5.000%, 9/01/22 - AMBAC Insured                              9/15 at 101.00         AAA         5,297,575
        5,550  5.000%, 9/01/24 - AMBAC Insured                              9/15 at 101.00         AAA         5,811,738

        4,935 Heron Isles Community Development District, Florida,          5/15 at 101.00         N/R         5,096,226
               Capital Improvement Revenue Bonds, Series 2005, 5.750%,
               5/01/36

        3,500 Highlands County Health Facilities Authority, Florida,       11/15 at 100.00          A+         3,537,590
               Hospital Revenue Bonds, Adventist Health System, Series
               2005D, 5.000%, 11/15/35

              Hillsborough County Industrial Development Authority,
              Florida, Exempt Facilities Remarketed Revenue Bonds,
              National Gypsum Company, Apollo Beach Project, Series 2000B:
        1,000  7.125%, 4/01/30 (Alternative Minimum Tax)                    4/10 at 101.00         N/R         1,099,720
        4,000  7.125%, 4/01/30 (Alternative Minimum Tax)                    4/10 at 101.00         N/R         4,398,880

        4,195 Islands at Doral III Community Development District, Doral,   5/12 at 101.00         N/R         4,327,478
               Florida, Special Assessment Bonds, Series 2004A, 5.900%,
               5/01/35

              Islands at Doral Northeast Community Development District,
              Miami-Dade County, Florida, Special Assessment Bonds,
              Series 2004:
          465  6.125%, 5/01/24                                              5/14 at 101.00         N/R           500,001
          450  6.250%, 5/01/34                                              5/14 at 101.00         N/R           478,445

        1,970 Islands at Doral Southwest Community Development District,    5/13 at 101.00         N/R         2,111,998
               Miami-Dade County, Florida, Special Assessment Bonds,
               Series 2003, 6.375%, 5/01/35

----
14

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------
              Florida (continued)

$       2,415 Keys Cove Community Development District, Florida, Special    5/15 at 101.00         N/R     $       2,520,366
               Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35

        2,935 Keys Cove II Community Development District, Florida,         5/15 at 100.00         N/R             2,953,960
               Special Assessment Revenue Bonds, Series 2005, 5.500%,
               5/01/36

          630 Lexington Community Development District, Florida, Special    5/14 at 101.00         N/R               658,999
               Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34

        4,250 Madison County, Florida, First Mortgage Revenue Bonds, Twin   7/15 at 100.00         N/R             4,371,423
               Oaks Project, Series 2005A, 6.000%, 7/01/25

          965 Marsh Harbour Community Development District, Florida,        5/15 at 100.00         N/R               971,919
               Special Assessment Bonds, Series 2005A, 5.450%, 5/01/36

        1,000 Martin County Industrial Development Authority, Florida,     12/06 at 100.00         BB+             1,006,130
               Industrial Development Revenue Bonds, Indiantown
               Cogeneration LP, Series 1994A, 7.875%, 12/15/25
               (Alternative Minimum Tax)

          310 Martin County Industrial Development Authority, Florida,     12/06 at 100.00         BB+               312,170
               Industrial Development Revenue Refunding Bonds, Indiantown
               Cogeneration LP, Series 1995B, 8.050%, 12/15/25
               (Alternative Minimum Tax)

        2,925 Meadow Pines Community Development District, Florida,         5/14 at 101.00         N/R             3,097,312
               Special Assessment Revenue Bonds, Series 2004A, 6.250%,
               5/01/34

        3,030 Meadowwoods Community Development District, Pasco County,     5/14 at 101.00         N/R             3,126,172
               Florida, Special Assessment Revenue Bonds, Series 2004A,
               6.050%, 5/01/35

        2,000 Meadowwoods Community Development District, Pasco County,       No Opt. Call         N/R             2,012,940
               Florida, Special Assessment Revenue Bonds, Series 2004B,
               5.250%, 5/01/11

          400 Midtown Miami Community Development District, Florida,        5/14 at 100.00         N/R               431,932
               Special Assessment Revenue Bonds, Parking Garage Project,
               Series 2004A, 6.000%, 5/01/24

        3,600 Midtown Miami Community Development District, Florida,        5/14 at 100.00         N/R             3,966,156
               Special Assessment Revenue Bonds, Series 2004B, 6.500%,
               5/01/37

        1,330 Mira Lago West Community Development District, Florida,       5/15 at 101.00         N/R             1,327,925
               Capital Improvement Revenue Bonds, Series 2005, 5.375%,
               5/01/36

        3,447 MMA Financial CDD Junior Securitization Trust, Florida,      11/07 at 100.00         N/R             3,479,063
               Pass-Through Certificates, Class A, Series 2003I, 8.000%,
               11/01/13

        1,745 Oak Creek Community Development District, Pasco County,       5/15 at 102.00         N/R             1,809,931
               Florida, Special Assessment Bonds, Series 2004, 5.800%,
               5/01/35

        2,960 Old Palm Community Development District, Florida, Special     5/15 at 101.00         N/R             3,092,430
               Assessment Bonds, Palm Beach Gardens, Series 2004A,
               5.900%, 5/01/35

        7,230 Orange County, Florida, Tourist Development Tax Revenue      10/15 at 100.00         AAA             7,567,786
               Bonds, Series 2005, 5.000%, 10/01/22 - AMBAC Insured

        3,750 Orchid Grove Community Development District, Florida,         5/15 at 101.00         N/R             3,779,288
               Special Assessment Bonds, Series 2005, 5.450%, 5/01/36

        1,000 Orlando Utilities Commission, Florida, Subordinate Lien         No Opt. Call         Aa1 (3)         1,187,290
               Water and Electric Revenue Bonds, Series 1989D, 6.750%,
               10/01/17 (ETM)

        6,200 Palm Glades Community Development District, Florida,          5/16 at 100.00         N/R             6,207,874
               Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36

        3,950 Pine Island Community Development District, Florida,          5/12 at 101.00         N/R             4,052,779
               Special Assessment Bonds, Bella Collina, Series 2004,
               5.750%, 5/01/35

        1,000 Principal One Community Development District, Jacksonville,   5/15 at 101.00         N/R             1,012,990
               Florida, Special Assessment Bonds, Series 2005, 5.650%,
               5/01/35

        3,000 Renaissance Commons Community Development District,           5/15 at 100.00         N/R             3,069,480
               Florida, Special Assessment Bonds, Series 2005A, 5.600%,
               5/01/36

        2,500 Reunion East Community Development District, Osceola          5/12 at 101.00         N/R             2,775,725
               County, Florida, Special Assessment Bonds, Series 2002A,
               7.375%, 5/01/33

        2,000 Reunion East Community Development District, Osceola            No Opt. Call         N/R             2,064,500
               County, Florida, Special Assessment Bonds, Series 2005,
               5.800%, 5/01/36

----
15

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              Florida (continued)

$       9,250 Reunion West Community Development District, Florida,         5/12 at 101.00         N/R $       9,750,333
               Special Assessment Bonds, Series 2004, 6.250%, 5/01/36

              Shingle Creek Community Development District, Florida,
              Capital Improvement Revenue Bonds, Series 2006:
        1,145  6.100%, 5/01/25 (WI/DD, Settling 8/01/06)                    5/16 at 100.00         N/R         1,148,710
        2,435  6.125%, 5/01/37 (WI/DD, Settling 8/01/06)                    5/16 at 100.00         N/R         2,425,698

       10,000 Somerset Community Development District, Florida, Capital     5/15 at 101.00         N/R         9,991,600
               Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37

        2,170 South Kendall Community Development District, Florida,        5/14 at 101.00         N/R         2,263,874
               Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35

        1,000 South-Dade Venture Community Development District, Florida,   5/14 at 101.00         N/R         1,058,860
               Special Assessment Revenue Bonds, Series 2004, 6.125%,
               5/01/34

              Stonegate Community Development District, Florida, Special
              Assessment Revenue Bonds, Series 2004:
          470  6.000%, 5/01/24                                              5/14 at 101.00         N/R           500,710
          500  6.125%, 5/01/34                                              5/14 at 101.00         N/R           526,565

        1,555 Summerville Community Development District, Florida,          5/15 at 100.00         N/R         1,565,045
               Special Assessment Bonds, Series 2006, 5.500%, 5/01/36

        3,595 Terracina Community Development District, Florida, Special    5/14 at 101.00         N/R         3,736,607
               Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35

       11,500 Tolomato Community Development District, Florida, Special     5/14 at 101.00         N/R        11,518,860
               Assessment Bonds, Series 2006, 5.400%, 5/01/37

        1,635 Valencia Acres Community Development District, Florida,       5/15 at 101.00         N/R         1,693,320
               Special Assessment Bonds, Series 2005, 5.800%, 5/01/35

        1,900 Verandah East Community Development District, Florida,        5/16 at 100.00         N/R         1,927,018
               Capital Improvement Revenue Bonds, Series 2006A, 5.400%,
               5/01/37

              Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004:
        3,380  5.000%, 10/01/17 - FSA Insured                              10/14 at 100.00         AAA         3,574,215
        1,000  5.000%, 10/01/18 - FSA Insured                              10/14 at 100.00         AAA         1,053,710
        3,675  5.000%, 10/01/19 - FSA Insured                              10/14 at 100.00         AAA         3,859,412

        2,000 Waters Edge Community Development District, Florida,          5/15 at 101.00         N/R         2,002,100
               Capital Improvement Revenue Bonds, Series 2005, 5.300%,
               5/01/36

        8,840 Wentworth Estates Community Development District, Florida,    5/15 at 100.00         N/R         8,936,533
               Special Assessment Bonds, Series 2006A, 5.625%, 5/01/37

        7,680 West Villages Improvement District, Florida, Special          5/15 at 100.00         N/R         7,729,613
               Assessment Revenue Bonds, Series 2006, 5.500%, 5/01/37

              Westchester Community Development District 1, Florida,
              Special Assessment Bonds, Series 2003:
        1,600  6.000%, 5/01/23                                              5/13 at 101.00         N/R         1,687,424
        3,750  6.125%, 5/01/35                                              5/13 at 101.00         N/R         3,939,563

        2,000 Westport Community Development District, Florida, Capital     5/13 at 100.00         N/R         2,028,300
               Improvement Revenue Bonds, Series 2005A, 5.700%, 5/01/35

        6,850 Winter Garden Village at Folwler Groves Community             5/16 at 100.00         N/R         6,990,836
               Development District, Florida, Special Assessment Bonds,
               Series 2006, 5.650%, 5/01/37
------------------------------------------------------------------------------------------------------------------------
      273,857 Total Florida                                                                                  282,291,817
------------------------------------------------------------------------------------------------------------------------
              Georgia - 1.6%

              Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station
              Project, Series 2001:
        1,650  7.750%, 12/01/14                                            12/11 at 101.00         N/R         1,819,719
        1,400  7.900%, 12/01/24                                            12/11 at 101.00         N/R         1,548,722

        2,000 Atlanta, Georgia, Tax Allocation Bonds, Eastside Project,       No Opt. Call         N/R         2,038,500
               Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)

----
16

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              Georgia (continued)

              Atlanta, Georgia, Tax Allocation Bonds, Eastside Project,
              Series 2005B:
$       1,250  5.400%, 1/01/20                                              7/15 at 100.00         N/R $       1,270,725
        2,000  5.600%, 1/01/30                                              7/15 at 100.00         N/R         2,038,820

        1,240 Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes       1/16 at 100.00         N/R         1,244,910
               Project, Series 2006, 5.500%, 1/01/31

        2,820 Augusta, Georgia, Airport Revenue Bonds, Series 2005A,        1/15 at 100.00        Baa3         2,835,566
               5.150%, 1/01/35

              Baldwin County Hospital Authority, Georgia, Revenue Bonds,
              Oconee Regional Medical Center, Series 1998:
          250  5.350%, 12/01/14                                            12/08 at 102.00         BB+           247,533
          595  5.400%, 12/01/15                                            12/08 at 102.00         BB+           588,687
          755  5.250%, 12/01/22                                            12/08 at 102.00         BB+           710,795
           90  5.375%, 12/01/28                                            12/08 at 102.00         BB+            84,011

        3,385 Brunswick and Glynn County Development Authority, Georgia,    3/08 at 102.00          B2         3,370,817
               Revenue Refunding Bonds, Georgia Pacific Corporation,
               Series 1998, 5.550%, 3/01/26 (Alternative Minimum Tax)

        3,000 Coffee County Hospital Authority, Georgia, Revenue Bonds,    12/14 at 100.00        BBB+         2,982,750
               Coffee County Regional Medical Center, Series 2004,
               5.000%, 12/01/26

        4,285 DeKalb County Development Authority, Georgia, Pollution      12/12 at 101.00          B-         4,285,814
               Control Revenue Refunding Bonds, General Motors
               Corporation Projects, Series 2002, 6.000%, 3/15/21

        9,810 Effingham County Development Authority, Georgia, Solid        7/08 at 102.00          B1         9,867,585
               Waste Disposal Revenue Bonds, Ft. James Project, Series
               1998, 5.625%, 7/01/18 (Alternative Minimum Tax)

          910 Effingham County Industrial Development Authority, Georgia,   6/11 at 101.00          B2           958,758
               Pollution Control Revenue Refunding Bonds, Georgia-Pacific
               Project, Series 2001, 6.500%, 6/01/31

        8,060 Fulton County Development Authority, Georgia, Local           9/15 at 100.00         BBB         8,032,515
               District Cooling Authority Revenue Bonds, Maxon Atlantic
               Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put
               3/01/15) (Alternative Minimum Tax)

          900 Fulton County Residential Care Facilities Authority,          2/09 at 100.00         N/R           921,636
               Georgia, Revenue Bonds, Canterbury Court, Series 2004A,
               6.125%, 2/15/34

        1,465 Fulton County Residential Care Facilities Authority,         12/13 at 102.00         N/R         1,636,639
               Georgia, Revenue Bonds, St. Anne's Terrace, Series 2003,
               7.625%, 12/01/33

              Georgia Housing Finance Authority, Single Family Mortgage
              Bonds, Series 2006B:
        1,250  5.000%, 12/01/26 (Alternative Minimum Tax)                  12/15 at 100.00         AAA         1,257,788
        8,800  5.050%, 12/01/31 (Alternative Minimum Tax)                  12/15 at 100.00         AAA         8,874,360

        1,000 Richmond County Development Authority, Georgia,              11/13 at 100.00         BBB         1,035,530
               Environmental Improvement Revenue Bonds, International
               Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative
               Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
       56,915 Total Georgia                                                                                   57,652,180
------------------------------------------------------------------------------------------------------------------------
              Idaho - 0.2%

        4,900 Madison County, Idaho, Hospital Revenue Certificates of       9/16 at 100.00        BBB-         4,971,834
               Participation, Madison Memorial Hospital, Series 2006,
               5.250%, 9/01/37

        3,605 Power County Industrial Development Corporation, Idaho,       8/09 at 102.00        BBB-         3,841,812
               Solid Waste Disposal Revenue Bonds, FMC Corporation,
               Series 1999, 6.450%, 8/01/32 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
        8,505 Total Idaho                                                                                      8,813,646
------------------------------------------------------------------------------------------------------------------------
              Illinois - 5.2%

        7,850 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series        1/15 at 102.00         N/R         7,373,662
               2005, 0.000%, 1/01/24

        4,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service     3/15 at 102.00         N/R         3,887,960
               Area 1, Forest City Project, Series 2005, 0.000%, 3/01/27

        4,088 Bolingbrook, Will and DuPage Counties, Illinois, Wastewater   1/15 at 102.00         N/R         4,110,431
               Facilities Revenue Bonds, Crossroads Treatment LLC, Series
               2005, 6.600%, 1/01/35

          950 Cary, Illinois, Special Service Area 1 Special Tax Bonds,     3/16 at 100.00          AA           958,968
               Series 2006, 5.000%, 3/01/30 - RAAI Insured

        8,250 Caseyville, Illinois, Tax Increment Revenue Bonds, Forest    12/14 at 100.00         N/R         8,619,435
               Lakes Project, Series 2004, 7.000%, 12/30/22

----
17

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------
              Illinois (continued)

$       1,380 Chicago, Illinois, Tax Increment Allocation Bonds,            1/09 at 100.00         N/R     $       1,449,869
               Irving/Cicero Redevelopment Project, Series 1998,
               7.000%, 1/01/14

              Deerfield, Illinois, Educational Facility Revenue Bonds,
              Chicagoland Jewish High School Project, Series 2006:
        1,500  5.850%, 5/01/26                                              5/14 at 102.00         N/R             1,511,925
        2,400  6.000%, 5/01/41                                              5/14 at 102.00         N/R             2,418,216

        4,103 Gilberts, Illinois, Special Tax Bonds, Special Service Area   3/15 at 100.00         AAA             4,042,727
               9, Big Timber Project, Series 2005, 4.750%, 3/01/30 - AGC
               Insured

          790 Illinois Development Finance Authority, Environmental         6/12 at 100.00         Ba1               886,285
               Services Revenue Bonds, Citgo Petroleum Corporation
               Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum
               Tax)

        1,000 Illinois Development Finance Authority, Revenue Bonds,       12/12 at 100.00         BBB             1,052,870
               Chicago Charter School Foundation, Series 2002A, 6.125%,
               12/01/22

              Illinois Educational Facilities Authority, Student Housing
              Revenue Bonds, Educational Advancement Foundation Fund,
              University Center Project, Series 2002:
        2,020  6.000%, 5/01/22                                              5/12 at 101.00        Baa3             2,171,015
        1,000  6.250%, 5/01/34                                              5/12 at 101.00        Baa3             1,014,030

       10,000 Illinois Finance Authority, Guaranteed Solid Waste Revenue    8/15 at 101.00         BBB            10,000,000
               Bonds, Waste Management Inc. Project, Series 2005, 5.050%,
               8/01/29 (Alternative Minimum Tax)

        5,640 Illinois Finance Authority, Multifamily Housing Revenue      12/16 at 103.00         N/R             5,635,601
               Bonds. Plum Creek of Rolling Meadows Project, Series 2006,
               6.500%, 12/01/37

        4,000 Illinois Finance Authority, Revenue Bonds, Friendship         2/15 at 100.00         N/R             4,033,600
               Village of Schaumburg, Series 2005A, 5.625%, 2/15/37

        9,045 Illinois Finance Authority, Revenue Bonds, Proctor            1/16 at 100.00        BBB-             9,023,202
               Hospital, Series 2006, 5.125%, 1/01/25

       10,750 Illinois Finance Authority, Revenue Bonds, Rogers Park       11/14 at 102.00         N/R            11,168,067
               Montessori School, Series 2004, 7.125%, 11/01/34

        5,140 Illinois Health Facilities Authority, Revenue Bonds,          5/12 at 100.00        Baa2             5,266,084
               Condell Medical Center, Series 2002, 5.500%, 5/15/32

              Illinois Health Facilities Authority, Revenue Bonds, Holy
              Cross Hospital, Series 1994:
        2,995  6.700%, 3/01/14                                              9/06 at 100.00          B2             2,995,120
        5,750  6.750%, 3/01/24                                              9/06 at 100.00          B2             5,737,810

              Illinois Health Facilities Authority, Revenue Bonds,
              Midwest Physicians Group Ltd., Series 1998:
           85  5.375%, 11/15/08                                               No Opt. Call         BB+                85,288
        1,750  5.500%, 11/15/19                                            11/08 at 102.00         N/R             1,754,078

        2,600 Illinois Health Facilities Authority, Revenue Bonds, Smith      No Opt. Call         N/R             2,785,718
               Crossing, Series 2003A, 7.000%, 11/15/32

        3,030 Illinois Health Facilities Authority, Revenue Bonds,          8/07 at 101.00         Ba2 (3)         3,117,628
               Victory Health Services, Series 1997A, 5.750%, 8/15/27
               (Pre-refunded 8/15/07)

          300 Libertyville, Illinois, Affordable Housing Revenue Bonds,    11/09 at 100.00          A3               308,211
               Liberty Towers Project, Series 1999A, 7.000%, 11/01/29
               (Alternative Minimum Tax)

       18,000 Lombard Public Facilities Corporation, Illinois, First Tier   1/16 at 100.00         N/R            19,130,760
               Conference Center and Hotel Revenue Bonds, Series 2005A-1,
               7.125%, 1/01/36

        4,000 Lombard Public Facilities Corporation, Illinois, First Tier   1/16 at 100.00           A             4,177,600
               Conference Center and Hotel Revenue Bonds, Series 2005A-2,
               5.500%, 1/01/36 - ACA Insured

        9,225 Lombard Public Facilities Corporation, Illinois, Third Tier   1/07 at 100.00         N/R             9,221,987
               Conference Center and Hotel Revenue Bonds, Series 2005C-3,
               4.000%, 1/01/36

        3,487 Minooka, Illinois, Special Assessment Bonds, Lakewood         3/13 at 102.00         N/R             3,690,013
               Trails Project, Series 2003, 6.625%, 3/01/33

        2,925 Minooka, Illinois, Special Assessment Bonds, Lakewood         3/14 at 103.00         N/R             3,056,976
               Trails Unit 2 Project, Series 2004, 6.375%, 3/01/34

              North Chicago, Illinois, General Obligation Bonds, Series
              2005A:
        2,355  5.000%, 11/01/20 - FGIC Insured                             11/15 at 100.00         AAA             2,469,477
        1,060  5.000%, 11/01/22 - FGIC Insured                             11/15 at 100.00         AAA             1,105,781

        5,840 Pingree Grove Village, Illinois, Special Service Area 7,      3/16 at 102.00         N/R             5,895,013
               Cambridge Lakes Project, Special Tax Bonds, Series 2006-1,
               6.000%, 3/01/36

----
18

      Principal                                                                Optional Call
   Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
--------------------------------------------------------------------------------------------------------------------------
                Illinois (continued)

$       6,000   Pingree Grove Village, Illinois, Tax Assessment Bonds,        3/15 at 102.00         N/R $       6,039,360
                 Special Service Area 2 - Cambridge Lakes Project, Series
                 2005-2, 6.000%, 3/01/35

        2,060   Plano Special Service Area 1, Illinois, Special Tax Bonds,    3/14 at 102.00         N/R         2,122,088
                 Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34

        3,315   Plano Special Service Area 3, Illinois, Special Tax Bonds,    3/15 at 102.00         N/R         3,359,918
                 Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35

                Robbins, Illinois, Resource Recovery Revenue Bonds,
                Restructuring Project Guaranteed by Foster Wheeler Ltd.,
                Series 1999C:
            - *  7.250%, 10/15/09 (Alternative Minimum Tax)                     No Opt. Call         N/R                 1
            - *  7.250%, 10/15/24 (Alternative Minimum Tax)                     No Opt. Call         N/R               196

        3,570   Round Lake Village, Lake County, Illinois, Lakewood Grove     3/13 at 102.00         N/R         3,807,726
                 Special Service Area 3 Special Tax Bonds, Series 2003,
                 6.750%, 3/01/33

        2,100   Round Lake, Lake County, Illinois, Special Tax Bonds,         3/13 at 102.00         N/R         2,232,804
                 Lakewood Grove Special Service Area 1, Series 2003,
                 6.700%, 3/01/33

        3,695   Waukegan, Illinois, Special Assessment Improvement Bonds,     3/15 at 102.00         N/R         3,760,993
                 Fountain Square, Series 2005, 6.125%, 3/01/30

        6,335   Wheeling, Illinois, Tax Increment Revenue Bonds, North        1/13 at 102.00         N/R         6,159,394
                 Milwaukee/Lake - Cook TIF Project, Series 2005, 6.000%,
                 1/01/25

        3,180   Wonder Lake Village, McHenry County, Illinois, Special Tax    3/14 at 102.00         N/R         3,391,088
                 Bonds, Special Service Area 1 - Woods Creek, Series 2004,
                 6.750%, 3/01/34

        4,000   Yorkville, Illinois, Special Service Area 2004 - 104          3/14 at 102.00         N/R         4,210,600
                 Assessment Bonds, MPI Grande Reserve Project, Series 2004,
                 6.375%, 3/01/34

        3,840   Yorkville, Illinois, Special Service Area 2005 - 108          3/16 at 102.00         N/R         3,847,718
                 Assessment Bonds, Autumn Creek Project, Series 2006,
                 6.000%, 3/01/36
--------------------------------------------------------------------------------------------------------------------------
      185,403   Total Illinois                                                                                 189,087,293
--------------------------------------------------------------------------------------------------------------------------
                Indiana - 1.8%

        2,865   Carmel Redevelopment District, Indiana, Tax Increment         7/12 at 103.00         N/R         2,865,745
                 Revenue Bonds, Series 2004A, 6.650%, 7/15/14

        2,420   East Chicago, Indiana, Exempt Facilities Revenue Bonds,         No Opt. Call         N/R         2,552,229
                 Inland Steel Company Project 14, Series 1996, 6.700%,
                 11/01/12 (Alternative Minimum Tax)

        5,135   Fort Wayne, Indiana, Pollution Control Revenue Bonds,        12/12 at 101.00          B-         5,203,809
                 General Motors Corporation Project, Series 2002, 6.200%,
                 10/15/25

                Hospital Authority of Delaware County, Indiana, Hospital
                Revenue Bonds, Cardinal Health System, Series 2006:
        5,455    5.000%, 8/01/24                                              8/16 at 100.00        Baa2         5,431,271
        6,865    5.125%, 8/01/29                                              8/16 at 100.00        Baa2         6,896,991
       14,405    5.250%, 8/01/36                                              8/16 at 100.00        Baa2        14,605,374

        2,000   Indiana Health Facility Financing Authority, Hospital         3/14 at 101.00        BBB-         2,111,900
                 Revenue Bonds, Community Foundation of Northwest Indiana,
                 Series 2004A, 6.000%, 3/01/34

          950   Indiana Health Facility Financing Authority, Hospital         2/16 at 100.00          A-           979,013
                 Revenue Bonds, Jackson County, Schneck Memorial Hospital,
                 Series 2006A, 5.250%, 2/15/36

          685   Jasper County, Indiana, Economic Development Revenue Bonds,  12/07 at 102.00          B2           686,281
                 Georgia Pacific Corporation Project, Series 1997, 5.625%,
                 12/01/27 (Alternative Minimum Tax)

          950   Jasper County, Indiana, Economic Development Revenue Bonds,   4/09 at 102.00          B2           952,812
                 Georgia Pacific Corporation Project, Series 1999, 5.600%,
                 4/01/29 (Alternative Minimum Tax)

          135   Jasper County, Indiana, Economic Development Revenue          4/10 at 101.00          B2           141,292
                 Refunding Bonds, Georgia Pacific Corporation Project,
                 Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax)

        1,750   Petersburg, Indiana, Pollution Control Revenue Bonds,         8/11 at 102.00        Baa2         1,884,260
                 Indiana Power and Light Company, Series 1996, 6.375%,
                 11/01/29 (Alternative Minimum Tax)

          890   Petersburg, Indiana, Pollution Control Revenue Refunding      8/11 at 102.00        Baa1           932,311
                 Bonds, Indianapolis Power and Light Company, Series 1991,
                 5.750%, 8/01/21

----
19

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                   Optional Call
 Amount (000)    Description                                                   Provisions (1) Ratings (2)             Value
---------------------------------------------------------------------------------------------------------------------------
                 Indiana (continued)

$         750    Petersburg, Indiana, Pollution Control Revenue Refunding     12/06 at 100.00           A $         763,650
                  Bonds, Indianapolis Power and Light Company, Series 1995A,
                  6.625%, 12/01/24 - ACA Insured

        1,550    Portage, Indiana, Revenue Bonds, Series 2006, 5.000%,         7/16 at 100.00        BBB+         1,522,689
                  1/15/27

        3,810    Portage, Indiana, Special Improvement District Revenue        3/15 at 102.00         N/R         3,817,010
                  Bonds, Marina Shores Project, Series 2005, 6.375%, 3/01/35

                 St. Joseph County Hospital Authority, Indiana, Revenue
                 Bonds, Madison Center Inc., Series 2005:
        3,065     5.250%, 2/15/23                                              2/15 at 100.00         BBB         3,082,532
        2,500     5.375%, 2/15/34                                              2/15 at 100.00         BBB         2,517,625

        2,155    St. Joseph County, Indiana, Economic Development Revenue      7/15 at 103.00         N/R         2,284,796
                  Bonds, Chicago Trail Village Apartments, Series 2005A,
                  7.500%, 7/01/35

                 St. Joseph County, Indiana, Economic Development Revenue
                 Bonds, Holy Cross Village at Notre Dame, Series 2006A:
          230     5.550%, 5/15/19                                              5/11 at 100.00         N/R           231,697
          250     6.000%, 5/15/26                                              5/16 at 100.00         N/R           261,265
          265     5.700%, 5/15/28                                              5/11 at 100.00         N/R           267,168
          270     6.000%, 5/15/38                                              5/16 at 100.00         N/R           279,879

        5,450    Whitley County, Indiana, Solid Waste and Sewerage Disposal   11/10 at 102.00         N/R         5,877,062
                  Revenue Bonds, Steel Dynamics Inc., Series 1998,
                  7.250%, 11/01/18 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
       64,800    Total Indiana                                                                                   66,148,661
---------------------------------------------------------------------------------------------------------------------------
                 Iowa - 0.6%

        4,900    Iowa Finance Authority, Health Facility Revenue Bonds, Care   7/16 at 100.00        BBB-         5,039,307
                  Initiatives Project, Series 2006A, 5.500%, 7/01/25 (WI/DD,
                  Settling 8/02/06)

                 Iowa Tobacco Settlement Authority, Asset Backed Settlement
                 Revenue Bonds, Series 2005C:
          805     5.500%, 6/01/42                                              6/15 at 100.00         BBB           820,440
       10,000     5.625%, 6/01/46                                              6/15 at 100.00         BBB        10,293,600

        4,500    Iowa Tobacco Settlement Authority, Tobacco Asset-Backed       6/17 at 100.00         BBB         4,323,645
                  Revenue Bonds, Series 2005B, 0.000%, 6/01/34

                 Washington County Hospital, Iowa, Revenue Bonds, Washington
                 County Hospital Project, Series 2006:
        1,525     5.375%, 7/01/26                                              7/16 at 100.00         N/R         1,535,995
        1,275     5.500%, 7/01/32                                              7/16 at 100.00         N/R         1,289,994
---------------------------------------------------------------------------------------------------------------------------
       23,005    Total Iowa                                                                                      23,302,981
---------------------------------------------------------------------------------------------------------------------------
                 Kansas - 1.0%

        2,000    Olathe, Kansas, Senior Living Facility Revenue Bonds,        11/16 at 100.00         N/R         2,076,620
                  Catholic Care Campus Santa Marta, Series 2006A,
                  6.000%, 11/15/38

        3,200    Overland Park Development Corporation, Kansas, First Tier     1/11 at 101.00         N/R         3,496,832
                  Revenue Bonds, Overland Park Convention Center, Series
                  2001A, 7.375%, 1/01/32

        2,500    Wyandotte County-Kansas City Unified Government, Kansas,      6/11 at 102.00         N/R         2,503,025
                  Multifamily Housing Revenue Bond, Crestwood Apartments
                  Project, Series 2006, 6.950%, 6/01/37 (Alternative Minimum
                  Tax)

       12,035    Wyandotte County-Kansas City Unified Government, Kansas,      3/12 at 101.00          B-        12,039,453
                  Pollution Control Revenue Bonds, General Motors
                  Corporation, Series 2002, 6.000%, 6/01/25

                 Wyandotte County-Kansas City Unified Government, Kansas,
                 Sales Tax Special Obligation Bonds, Redevelopment Project
                 Area B, Series 2005:
        4,000     4.750%, 12/01/16                                            12/15 at 100.00         N/R         4,043,360
       10,000     5.000%, 12/01/20                                            12/15 at 100.00         N/R        10,273,400
---------------------------------------------------------------------------------------------------------------------------
       33,735    Total Kansas                                                                                    34,432,690
---------------------------------------------------------------------------------------------------------------------------
                 Kentucky - 0.4%

                 Kentucky Economic Development Finance Authority, Hospital
                 System Revenue Refunding and Improvement Bonds, Appalachian
                 Regional Healthcare Inc., Series 1997:
          500     5.800%, 10/01/12                                             4/08 at 102.00         BB-           507,525
        1,000     5.850%, 10/01/17                                             4/08 at 102.00         BB-         1,012,710
        6,390     5.875%, 10/01/22                                             4/08 at 102.00         BB-         6,455,370

----
20

    Principal                                                                   Optional Call
 Amount (000)    Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------------
                 Kentucky (continued)

$       2,640    Louisville and Jefferson County Metropolitan Government,     10/16 at 100.00         N/R $       2,657,820
                  Kentucky, Industrial Building Revenue Bonds, Sisters of
                  Mercy of the Americas, Series 2006, 5.000%, 10/01/35

        2,190    Rockcastle County, Kentucky, First Mortgage Revenue Bonds,    6/15 at 100.00        BBB-         2,196,329
                  Rockcastle Hospital and Respiratory Care Center Inc.
                  Project, Series 2005, 5.550%, 6/01/30
------------------------------------------------------------------------------------------------------------------------------
       12,720    Total Kentucky                                                                                  12,829,754
------------------------------------------------------------------------------------------------------------------------------
                 Louisiana - 2.4%

        2,495    Carter Plantation Community Development District,            11/06 at 100.00         N/R         2,500,464
                  Livingston Parish, Louisiana, Special Assessment Bonds,
                  Series 2004, 5.500%, 5/01/16

       15,000    Carter Plantation Community Development District,            11/06 at 100.00         N/R        14,992,500
                  Livingston Parish, Louisiana, Special Assessment Bonds,
                  Series 2005A, 5.900%, 5/01/17

        1,770    Carter Plantation Community Development District,            11/06 at 100.00         N/R         1,769,115
                  Livingston Parish, Louisiana, Special Assessment Bonds,
                  Series 2005B, 5.900%, 5/01/17

        1,100    DeSoto Parish, Louisiana, Environmental Improvement Revenue  11/14 at 100.00         BBB         1,088,505
                  Bonds, International Paper Company Project, Series 2004A,
                  5.000%, 11/01/18 (Alternative Minimum Tax)

        2,500    DeSoto Parish, Louisiana, Environmental Improvement Revenue   3/15 at 100.00         BBB         2,411,500
                  Bonds, International Paper Company Project, Series 2005A,
                  4.750%, 3/01/19 (Alternative Minimum Tax)

          760    East Baton Rouge Parish, Louisiana, Revenue Refunding         3/08 at 102.00          B2           759,460
                  Bonds, Georgia Pacific Corporation Project, Series 1998,
                  5.350%, 9/01/11 (Alternative Minimum Tax)

       12,180    Greystone Community Development District, Louisiana,          9/06 at 100.00         N/R        12,013,865
                  Special Assessment Bonds, Livingston Parish, Series 2005,
                  5.950%, 9/01/20

       16,250    Hodge, Louisiana, Combined Utility System Revenue Bonds,        No Opt. Call        CCC+        18,509,075
                  Smurfit-Stone Container Corporation, Series 2003, 7.450%,
                  3/01/24 (Alternative Minimum Tax)

        9,800    Louisiana Local Government Environmental Facilities and       6/16 at 101.00         N/R         9,812,642
                  Community Development Authority, Revenue Bonds, CDF
                  Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36

        3,470    Louisiana Public Facilities Authority, Hospital Revenue       8/15 at 100.00          A+         3,506,400
                  Bonds, Franciscan Missionaries of Our Lady Health System,
                  Series 2005A, 5.000%, 8/15/33

        3,400    Morehouse Parish, Louisiana, Pollution Control Revenue          No Opt. Call         BBB         3,529,982
                  Refunding Bonds, International Paper Company, Series
                  2001A, 5.250%, 11/15/13

                 Ouachita Parish Industrial Development Authority,
                 Louisiana, Solid Waste Disposal Revenue Bonds, White Oaks
                 Project, Series 2004A:
          880     8.250%, 3/01/19 (Alternative Minimum Tax)                    3/10 at 102.00         N/R           912,991
          800     8.500%, 3/01/24 (Alternative Minimum Tax)                    3/10 at 102.00         N/R           828,528

        5,445    St. James Parish, Louisiana, Solid Waste Disposal Revenue    10/06 at 100.00         N/R         5,450,772
                  Bonds, Freeport McMoran Project, Series 1992, 7.700%,
                  10/01/22 (Alternative Minimum Tax)

        8,440    Tobacco Settlement Financing Corporation, Louisiana,          5/11 at 101.00         BBB         8,855,332
                  Tobacco Settlement Asset-Backed Bonds, Series 2001B,
                  5.875%, 5/15/39

          145    West Feliciana Parish, Louisiana, Pollution Control Revenue  11/06 at 100.00        BBB-           146,595
                  Bonds, Gulf States Utilities Company, Series 1985C,
                  7.000%, 11/01/15
------------------------------------------------------------------------------------------------------------------------------
       84,435    Total Louisiana                                                                                 87,087,726
------------------------------------------------------------------------------------------------------------------------------
                 Maine - 0.2%

        1,565    Bucksport, Maine, Solid Waste Revenue Bonds, International      No Opt. Call         BBB         1,494,293
                  Paper Company, Series 2004A, 4.000%, 3/01/14

        6,480    Jay, Maine, Solid Waste Disposal Revenue Bonds,              11/14 at 100.00         BBB         6,418,764
                  International Paper Company, Series 2004A, 4.900%,
                  11/01/17 (Alternative Minimum Tax)

          145    Maine Finance Authority, Solid Waste Recycling Facilities    10/06 at 100.00         Ba3           146,190
                  Revenue Bonds, Bowater Inc. - Great Northern Paper, Series
                  1992, 7.750%, 10/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------
        8,190    Total Maine                                                                                      8,059,247
------------------------------------------------------------------------------------------------------------------------------

----
21

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------
              Maryland - 1.4%

$         500 Baltimore, Maryland, Special Obligation Bonds, North Locust   9/15 at 101.00         N/R     $         503,245
               Point Project, Series 2005, 5.500%, 9/01/34

        4,000 Baltimore, Maryland, Subordinate Lien Convention Center       9/16 at 100.00         Ba1             4,185,320
               Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39

        3,370 Maryland Energy Financing Administration, Revenue Bonds,      9/07 at 100.00         N/R             3,400,162
               AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
               (Alternative Minimum Tax)

              Maryland Health and Higher Educational Facilities
              Authority, Revenue Bonds, Collington Episcopal Life Care
              Community Inc., Series 2001A:
           25  6.750%, 4/01/20 (Pre-refunded 4/01/09)                       4/09 at 100.00         N/R (3)            26,144
          800  6.750%, 4/01/23 (Pre-refunded 4/01/11)                       4/11 at 101.00         N/R (3)           882,512

        1,000 Maryland Health and Higher Educational Facilities             7/16 at 100.00         N/R             1,017,080
               Authority, Revenue Bonds, Edenwald, Series 2006A, 5.400%,
               1/01/37

        1,925 Maryland Health and Higher Educational Facilities             6/16 at 100.00        Baa1             1,934,972
               Authority, Revenue Bonds, Maryland Institute College of
               Art, Series 2006, 5.000%, 6/01/35

              Maryland Industrial Development Financing Authority,
              Revenue Bonds, Our Lady of Good Counsel High School, Series
              2005A:
          420  5.500%, 5/01/20                                              5/15 at 100.00         N/R               437,270
        1,150  6.000%, 5/01/35                                              5/15 at 100.00         N/R             1,214,320

           45 Prince George's County, Maryland, Revenue Bonds, Collington   8/06 at 100.00         N/R (3)            45,009
               Episcopal Life Care Community Inc., Series 1994A, 5.625%,
               4/01/09 (Pre-refunded 8/15/06)

              Prince George's County, Maryland, Revenue Bonds, Dimensions
              Health Corporation, Series 1994:
        2,170  5.200%, 7/01/07                                              1/07 at 100.00          B3             2,129,030
        2,230  5.300%, 7/01/08                                              1/07 at 100.00          B3             2,149,029
        5,450  5.375%, 7/01/14                                              1/07 at 100.00          B3             4,933,722
       18,070  5.300%, 7/01/24                                              1/07 at 100.00          B3            15,040,203

              Prince George's County, Maryland, Special Obligation Bonds,
              National Harbor Project, Series 2005:
        1,900  4.700%, 7/01/15                                                No Opt. Call         N/R             1,908,873
        8,750  5.200%, 7/01/34                                              7/15 at 100.00         N/R             8,664,338

        1,800 Prince George's County, Maryland, Special Tax District        7/13 at 100.00         N/R             1,793,268
               Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35
----------------------------------------------------------------------------------------------------------------------------
       53,605 Total Maryland                                                                                      50,264,497
----------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 2.1%

       12,820 Boston Industrial Development Financing Authority,            9/12 at 102.00         Ba3            13,143,320
               Massachusetts, Senior Revenue Bonds, Crosstown Center
               Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum
               Tax)

        4,250 Boston Industrial Development Financing Authority,            9/12 at 102.00         N/R             4,250,000
               Massachusetts, Subordinate Revenue Bonds, Crosstown Center
               Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum
               Tax)

        1,055 Massachusetts Development Finance Agency, Pioneer Valley        No Opt. Call         N/R             1,161,091
               Resource Recovery Revenue Bonds, Eco/ Springfield LLC,
               Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

        3,235 Massachusetts Development Finance Agency, Pioneer Valley        No Opt. Call         N/R             3,242,311
               Resource Recovery Revenue Bonds, Eco/ Springfield LLC,
               Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)

              Massachusetts Development Finance Agency, Resource Recovery
              Revenue Bonds, Ogden Haverhill Associates, Series 1998B:
          870  5.300%, 12/01/14 (Alternative Minimum Tax)                  12/08 at 102.00         BBB               894,308
        1,000  5.500%, 12/01/19 (Alternative Minimum Tax)                  12/08 at 102.00         BBB             1,036,280

        1,000 Massachusetts Development Finance Agency, Resource Recovery  12/09 at 102.00         BBB             1,077,130
               Revenue Bonds, Ogden Haverhill Associates, Series 1999A,
               6.700%, 12/01/14 (Alternative Minimum Tax)

        4,150 Massachusetts Development Finance Agency, Solid Waste         8/16 at 100.00         BBB             4,167,845
               Disposal Revenue Bonds, Dominion Energy Brayton Point
               Project, Series 2006, 5.000%, 2/01/36 (Alternative Minimum
               Tax)

              Massachusetts Health and Educational Facilities Authority,
              Revenue Bonds, Caritas Christi Obligated Group, Series
              1999A:
          270  5.700%, 7/01/15                                              1/09 at 101.00         BBB               277,970
        1,475  5.625%, 7/01/20                                              1/09 at 101.00         BBB             1,507,745
          200  5.750%, 7/01/28                                              1/09 at 101.00         BBB               204,568

----
22

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              Massachusetts (continued)

              Massachusetts Health and Educational Facilities Authority,
              Revenue Bonds, Caritas Christi Obligated Group, Series
              2002B:
$         160  6.500%, 7/01/12                                                No Opt. Call         BBB $         176,584
          430  6.250%, 7/01/22                                              7/12 at 101.00         BBB           460,311

              Massachusetts Health and Educational Facilities Authority,
              Revenue Bonds, Milton Hospital Project, Series 2005D:
        5,000  5.250%, 7/01/30                                              7/15 at 100.00        BBB-         5,052,950
        5,365  5.375%, 7/01/35                                              7/15 at 100.00        BBB-         5,462,858

          870 Massachusetts Health and Educational Facilities Authority,    7/14 at 100.00         BB-           911,856
               Revenue Bonds, Northern Berkshire Community Services Inc.,
               Series 2004A, 6.375%, 7/01/34

              Massachusetts Health and Educational Facilities Authority,
              Revenue Bonds, Northern Berkshire Community Services Inc.,
              Series 2004B:
        2,425  6.250%, 7/01/24                                              7/14 at 100.00         BB-         2,555,441
        5,650  6.375%, 7/01/34                                              7/14 at 100.00         BB-         5,921,822

       14,915 Massachusetts Health and Educational Facilities Authority,    7/15 at 100.00         BBB        14,903,366
               Revenue Bonds, UMass Memorial Health Care, Series 2005D,
               5.000%, 7/01/33

       10,070 Massachusetts Water Resources Authority, General Revenue     12/14 at 100.00         AAA        10,627,274
               Bonds, Series 2004B, 5.000%, 12/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
       75,210 Total Massachusetts                                                                             77,035,030
------------------------------------------------------------------------------------------------------------------------
              Michigan - 5.6%

          560 Allegan Hospital Finance Authority, Michigan, Revenue        11/09 at 101.00         N/R           600,622
               Bonds, Allegan General Hospital, Series 1999,
               7.000%, 11/15/21

        1,050 Chandler Park Academy, Michigan, Public School Academy       11/15 at 100.00        BBB-         1,043,427
               Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30

        1,500 Chippewa County Hospital Finance Authority, Michigan,        11/07 at 102.00        BBB-         1,500,300
               Revenue Bonds, Chippewa County War Memorial Hospital,
               Series 1997B, 5.625%, 11/01/14

        1,260 Countryside Charter School, Berrien County, Michigan,         4/09 at 100.00         N/R         1,284,431
               Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29

          905 Countryside Charter School, Berrien County, Michigan,         4/09 at 100.00         N/R           947,182
               Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29

              Detroit Community High School, Michigan, Public School
              Academy Revenue Bonds, Series 2005:
        1,200  5.650%, 11/01/25                                            11/15 at 100.00          BB         1,175,760
          500  5.750%, 11/01/30                                            11/15 at 100.00          BB           491,290
        2,425  5.750%, 11/01/35                                            11/15 at 100.00          BB         2,349,752

        6,460 Detroit Local Development Finance Authority, Michigan, Tax    5/09 at 101.00         BB-         6,149,145
               Increment Bonds, Series 1998A, 5.500%, 5/01/21

        9,650 Dickinson County Economic Development Corporation,            6/12 at 100.00         BBB        10,251,967
               Michigan, Environmental Improvement Revenue Bonds,
               International Paper Company, Series 2002A, 5.750%, 6/01/16

              Gaylord Hospital Finance Authority, Michigan, Revenue
              Bonds, Otsego Memorial Hospital, Series 2004:
        1,000  6.200%, 1/01/25                                              1/15 at 100.00         N/R         1,027,350
        1,500  6.500%, 1/01/37                                              1/15 at 100.00         N/R         1,544,715

        3,500 Kent Hospital Finance Authority, Michigan, Revenue Bonds,     7/15 at 100.00         BBB         3,820,670
               Metropolitan Hospital, Series 2005A, 6.250%, 7/01/40

        7,420 Michigan Housing Development Authority, Rental Housing        7/15 at 100.00         AAA         7,503,030
               Revenue Bonds, Series 2006D, 5.200%, 10/01/42 - FSA
               Insured (Alternative Minimum Tax)

          650 Michigan Job Development Authority, Pollution Control        10/06 at 100.00          B-           643,305
               Revenue Bonds, General Motors Corporation, Series 1984,
               5.550%, 4/01/09

              Michigan Municipal Bond Authority, Public School Academy
              Revenue Bonds, Detroit Academy of Arts and Sciences Charter
              School, Series 2001A:
        1,700  7.500%, 10/01/12                                            10/09 at 102.00         Ba1         1,750,507
        2,900  7.900%, 10/01/21                                            10/09 at 102.00         Ba1         3,057,644
       10,550  8.000%, 10/01/31                                            10/09 at 102.00         Ba1        11,106,196

----
23

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------
              Michigan (continued)

              Michigan Municipal Bond Authority, Revenue Bonds, YMCA
              Service Learning Academy Charter School, Series 2001:
$       1,200  7.250%, 10/01/11                                            10/09 at 102.00         Ba1     $       1,241,736
          750  7.625%, 10/01/21                                            10/09 at 102.00         Ba1               805,388

        1,150 Michigan Public Educational Facilities Authority, Charter     9/12 at 102.00         N/R             1,159,982
               School Revenue Bonds, Black River Public School Academy,
               Series 2006, 5.800%, 9/01/30

              Michigan Public Educational Facilities Authority, Charter
              School Revenue Bonds, Michigan Technical Academy, Series
              2006:
        1,040  6.000%, 2/01/16                                                No Opt. Call          BB             1,032,949
        1,055  6.375%, 2/01/26                                              2/16 at 100.00          BB             1,037,677
        2,855  6.500%, 2/01/36                                              2/16 at 100.00          BB             2,780,199

              Michigan State Hospital Finance Authority, Hospital Revenue
              Bonds, Detroit Medical Center Obligated Group, Series 1998A:
          370  5.125%, 8/15/18                                              8/08 at 101.00         BB-               357,416
        1,875  5.250%, 8/15/23                                              8/08 at 101.00         BB-             1,798,331
        4,410  5.250%, 8/15/28                                              8/08 at 101.00         BB-             4,161,541

              Michigan State Hospital Finance Authority, Hospital Revenue
              Bonds, Presbyterian Villages of Michigan Obligated Group,
              Series 1997:
          285  6.375%, 1/01/15 (Pre-refunded 1/01/07)                       1/07 at 102.00         N/R (3)           293,664
          535  6.375%, 1/01/25 (Pre-refunded 1/01/07)                       1/07 at 102.00         N/R (3)           551,264

       18,185 Michigan State Hospital Finance Authority, Hospital Revenue   8/06 at 100.00         BB-            17,579,803
               Refunding Bonds, Detroit Medical Center Obligated Group,
               Series 1993B, 5.500%, 8/15/23

              Michigan State Hospital Finance Authority, Hospital Revenue
              Refunding Bonds, Sinai Hospital, Series 1995:
          790  6.625%, 1/01/16                                              1/07 at 101.00         Ba3               802,648
          505  6.700%, 1/01/26                                              1/08 at 100.00         Ba3               513,085

              Michigan State Hospital Finance Authority, Revenue Bonds,
              Chelsea Community Hospital, Series 2005:
          240  5.000%, 5/15/25                                              5/15 at 100.00         BBB               238,565
          105  5.000%, 5/15/30                                              5/15 at 100.00         BBB               103,626
        5,090  5.000%, 5/15/37                                              5/15 at 100.00         BBB             5,003,979

       10,275 Michigan State Hospital Finance Authority, Revenue Bonds,    11/15 at 102.00         N/R            10,159,098
               Hills and Dales General Hospital, Series 2005A, 6.750%,
               11/15/38

              Michigan State Hospital Finance Authority, Revenue Bonds,
              Presbyterian Villages of Michigan Obligated Group, Series
              2005:
        2,250  5.250%, 11/15/25                                             5/15 at 100.00         N/R             2,274,435
       11,200  5.500%, 11/15/35                                             5/15 at 100.00         N/R            11,478,096

              Michigan State Hospital Finance Authority, Revenue
              Refunding Bonds, Detroit Medical Center Obligated Group,
              Series 1993A:
          150  6.375%, 8/15/09                                              8/06 at 100.00         BB-               150,089
        2,360  6.250%, 8/15/13                                              8/06 at 100.00         BB-             2,360,897
        8,320  6.500%, 8/15/18                                              8/06 at 100.00         BB-             8,324,160

              Michigan State Hospital Finance Authority, Revenue
              Refunding Bonds, Pontiac Osteopathic Hospital, Series 1994A:
        1,750  6.000%, 2/01/14                                              8/06 at 100.00        BBB-             1,750,158
        2,675  6.000%, 2/01/24                                              8/06 at 100.00        BBB-             2,675,615

          150 Michigan Strategic Fund, Limited Obligation Revenue Bonds,   10/06 at 100.00         Ba3               150,375
               Ford Motor Company, Series 1992A, 6.550%, 10/01/22

        9,340 Michigan Strategic Fund, Multi-Modal Interchangeable Rate     9/06 at 101.00          B-             9,354,570
               Pollution Control Revenue Refunding Bonds, General Motors
               Corporation, Series 1995, 6.200%, 9/01/20

       19,305 Midland County Economic Development Corporation, Michigan,    7/07 at 101.00         BB-            19,663,687
               Subordinated Pollution Control Limited Obligation Revenue
               Refunding Bonds, Midland Cogeneration Project, Series
               2000A, 6.875%, 7/23/09 (Alternative Minimum Tax)

----
24

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              Michigan (continued)

$       2,225 Midland County Economic Development Corporation, Michigan,    7/07 at 101.00         BB- $       2,266,341
               Subordinated Pollution Control Limited Obligation Revenue
               Refunding Bonds, Midland Cogeneration Project, Series
               2000B, 6.750%, 7/23/09

        3,300 Monroe County Hospital Finance Authority, Michigan, Mercy     6/16 at 100.00        BBB-         3,384,909
               Memorial Hospital Corporation Revenue Bonds, Series 2006,
               5.500%, 6/01/35

        2,710 Nataki Talibah Schoolhouse, Wayne County, Michigan,           6/10 at 102.00         N/R         2,866,665
               Certificates of Participation, Series 2000, 8.250%, 6/01/30

              Pontiac Hospital Finance Authority, Michigan, Hospital
              Revenue Refunding Bonds, NOMC Obligated Group, Series 1993:
            5  6.000%, 8/01/07                                              8/06 at 100.00         BB-             5,000
        7,935  6.000%, 8/01/13                                              8/06 at 100.00         BB-         7,936,032
        4,955  6.000%, 8/01/18                                              8/06 at 100.00         BB-         4,810,859
        4,290  6.000%, 8/01/23                                              8/06 at 100.00         BB-         4,050,189

              Summit Academy North Charter School, Michigan, Charter
              School Revenue Bonds, Series 2005:
          450  4.750%, 11/01/11                                               No Opt. Call         BB+           440,465
        1,070  5.000%, 11/01/15                                               No Opt. Call         BB+         1,031,148
        1,705  5.250%, 11/01/20                                            11/15 at 100.00         BB+         1,647,593
        4,295  5.350%, 11/01/25                                            11/15 at 100.00         BB+         4,084,158
        2,185  5.500%, 11/01/30                                            11/15 at 100.00         BB+         2,068,780
        5,150  5.500%, 11/01/35                                            11/15 at 100.00         BB+         4,793,105
------------------------------------------------------------------------------------------------------------------------
      203,220 Total Michigan                                                                                 203,435,570
------------------------------------------------------------------------------------------------------------------------
              Minnesota - 1.2%

              Aitkin, Minnesota Health Care Revenue Bonds, Riverwood
              Healthcare Center, Series 2006:
          830  5.500%, 2/01/18 (WI/DD, Settling 8/10/06)                    2/16 at 100.00         N/R           845,986
          905  5.500%, 2/01/19 (WI/DD, Settling 8/10/06)                    2/16 at 100.00         N/R           917,498
          730  5.500%, 2/01/24 (WI/DD, Settling 8/10/06)                    2/16 at 100.00         N/R           734,884
        1,490  5.600%, 2/01/32 (WI/DD, Settling 8/10/06)                    2/16 at 100.00         N/R         1,492,399

        3,250 Duluth Economic Development Authority, Minnesota,             6/12 at 101.00          BB         3,473,892
               Healthcare Facilities Revenue Bonds, St. Luke's Hospital,
               Series 2002, 7.250%, 6/15/32

              Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
              Glencoe Regional Health Services Project, Series 2005:
        1,000  5.000%, 4/01/25                                              4/13 at 101.00         BBB         1,007,140
        1,100  5.000%, 4/01/31                                              4/12 at 101.00         BBB         1,102,607

              Northfield Hospital, Minnesota, Revenue Bonds, Series 2006:
        1,000  5.250%, 11/01/21 (WI/DD, Settling 8/02/06)                  11/16 at 100.00        BBB-         1,033,400
        3,000  5.375%, 11/01/26 (WI/DD, Settling 8/02/06)                  11/16 at 100.00        BBB-         3,108,630
        1,500  5.375%, 11/01/31 (WI/DD, Settling 8/02/06)                  11/16 at 100.00        BBB-         1,549,425

        1,000 Pine City, Minnesota, Health Care and Housing Revenue         4/14 at 100.00         Aaa         1,034,960
               Bonds, North Branch Senior Living LLC GNMA Collateralized
               Mortgage Loan, Series 2006A, 5.000%, 10/20/47

              Pine City, Minnesota, Lease Revenue Bonds, Lakes
              International Language Academy, Series 2006A:
          500  6.000%, 5/01/26                                              5/14 at 102.00         N/R           500,495
          400  6.250%, 5/01/35                                              5/14 at 102.00         N/R           400,676

        1,325 Ramsey, Anoka County, Minnesota, Charter School Lease         6/14 at 102.00         N/R         1,342,397
               Revenue Bonds, PACT Charter School, Series 2004A, 6.750%,
               12/01/33

        2,115 Saint Paul Port Authority, Minnesota, Great Northern            No Opt. Call         N/R         2,184,097
               Project Tax Increment Revenue Bonds, Series 2, 6.000%,
               3/01/30

        1,600 St. Paul Housing and Redevelopment Authority, Minnesota,     12/11 at 102.00         N/R         1,667,168
               Charter School Revenue Bonds, Achieve Charter School,
               Series 2003A, 7.000%, 12/01/32

              St. Paul Housing and Redevelopment Authority, Minnesota,
              Charter School Revenue Bonds, Higher Ground Academy Charter
              School, Series 2004A:
          500  6.625%, 12/01/23                                             6/14 at 102.00         N/R           508,425
        2,120  6.875%, 12/01/33                                             6/14 at 102.00         N/R         2,156,824

----
25

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------
              Minnesota (continued)

$       1,100 St. Paul Housing and Redevelopment Authority, Minnesota,      6/14 at 102.00         N/R     $       1,164,262
               Charter School Revenue Bonds, HOPE Community Academy
               Charter School, Series 2004A, 6.750%, 12/01/33

        2,045 St. Paul Housing and Redevelopment Authority, Minnesota,      6/14 at 102.00         N/R             2,081,585
               Charter School Revenue Bonds, HOPE Community Academy
               Charter School, Series 2005A, 6.250%, 12/01/33

       10,500 St. Paul Housing and Redevelopment Authority, Minnesota,     11/15 at 100.00        Baa3            11,373,915
               Revenue Bonds, Healtheast Inc., Series 2005, 6.000%,
               11/15/35

        1,400 St. Paul Port Authority, Minnesota, Lease Revenue Bonds,      5/15 at 100.00          BB             1,422,330
               HealthEast Midway Campus, Series 2005A, 5.875%, 5/01/30

        1,700 St. Paul Port Authority, Minnesota, Lease Revenue Bonds,      5/15 at 100.00         N/R             1,729,886
               HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30
----------------------------------------------------------------------------------------------------------------------------
       41,110 Total Minnesota                                                                                     42,832,881
----------------------------------------------------------------------------------------------------------------------------
              Mississippi - 0.1%

          300 Biloxi Housing Authority, Mississippi, Multifamily Housing    9/11 at 102.00          A3               307,821
               Revenue Bonds, Beauvoir Manor Apartments, Series 2001B-1,
               6.250%, 9/01/31 (Alternative Minimum Tax)

        1,460 Mississippi Home Corporation, Multifamily Housing Revenue    10/19 at 101.00         N/R             1,487,103
               Bonds, Tupelo Personal Care Apartments, Series 2004-2,
               6.125%, 9/01/34 (Alternative Minimum Tax)

        1,000 Perry County, Mississippi, Pollution Control Revenue          3/12 at 100.00          B2 (3)         1,064,370
               Refunding Bonds, Leaf River Forest Project, Series 1999,
               5.200%, 10/01/12 (ETM)
----------------------------------------------------------------------------------------------------------------------------
        2,760 Total Mississippi                                                                                    2,859,294
----------------------------------------------------------------------------------------------------------------------------
              Missouri - 1.3%

              Belton, Missouri, Town Center Project Tax Increment Revenue
              Bonds, Series 2006:
          250  5.500%, 3/01/20                                              3/16 at 100.00         N/R               249,632
          600  5.625%, 3/01/25                                              3/16 at 100.00         N/R               598,596

              Broadway-Fairview Transportation Development District,
              Missouri, Transportation Sales Tax Revenue, Columbia,
              Series 2006A:
          675  5.875%, 12/01/31                                            12/16 at 100.00         N/R               680,656
          475  6.125%, 12/01/36                                            12/16 at 100.00         N/R               478,202

              Carthage, Missouri, Hospital Revenue Bonds, McCune-Brooks
              Hospital, Series 2005:
        9,040  5.750%, 4/01/22                                              4/16 at 100.00         N/R             9,029,966
        4,165  5.875%, 4/01/30                                              4/16 at 100.00         N/R             4,181,368

        3,350 Hannibal Industrial Development Authority, Missouri, Health   3/16 at 100.00        BBB+             3,424,605
               Facilities Revenue Bonds, Hannibal Regional Hospital,
               Series 2006, 5.000%, 3/01/19

        2,355 Kansas City Industrial Development Authority, Missouri,       2/14 at 102.00         N/R             2,444,514
               Multifamily Housing Revenue Bonds, Pickwick Apartments
               Project, Series 2004, 8.000%, 2/01/34 (Alternative Minimum
               Tax)

              Kansas City Tax Increment Financing District, Missouri, Tax
              Increment Revenue Bonds, Briarcliff West Project, Series
              2006A:
        2,585  5.150%, 6/01/16                                              6/14 at 102.00         N/R             2,606,042
        2,000  5.400%, 6/01/24                                              6/14 at 102.00         N/R             2,021,900

       10,760 Missouri Development Finance Board, Infrastructure            6/15 at 100.00        BBB+            10,770,652
               Facilities Revenue Bonds, Branson Landing Project, Series
               2005A, 5.000%, 6/01/35

        4,400 Missouri Housing Development Commission, Single Family        9/14 at 100.00         AAA             4,639,536
               Mortgage Revenue Bonds, Homeownership Loan Program, Series
               2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)

        2,205 St Louis, Missouri, Tax Increment Financing District            No Opt. Call         N/R             2,229,586
               Revenue Bonds, Printers Lofts Project, Series 2006,
               6.000%, 8/21/26

              St. Joseph Industrial Development Authority, Missouri, Tax
              Increment Bonds, Shoppes at North Village Project, Series
              2005A:
          500  5.100%, 11/01/19                                            11/14 at 100.00         N/R               493,940
        1,000  5.375%, 11/01/24                                            11/14 at 100.00         N/R               996,460

        1,000 St. Joseph Industrial Development Authority, Missouri, Tax   11/14 at 100.00         N/R               998,800
               Increment Bonds, Shoppes at North Village Project, Series
               2005B, 5.375%, 11/01/23
----------------------------------------------------------------------------------------------------------------------------
       45,360 Total Missouri                                                                                      45,844,455
----------------------------------------------------------------------------------------------------------------------------

----
26

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              Montana - 1.2%

$       9,810 Montana Board of Investments, Exempt Facility Revenue         7/10 at 101.00          B2 $      10,245,760
               Bonds, Stillwater Mining Company, Series 2000, 8.000%,
               7/01/20 (Alternative Minimum Tax)

       33,040 Montana Board of Investments, Resource Recovery Revenue         No Opt. Call         N/R        32,934,933
               Bonds, Yellowstone Energy LP, Series 1993, 7.000%,
               12/31/19 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
       42,850 Total Montana                                                                                   43,180,693
------------------------------------------------------------------------------------------------------------------------
              Nevada - 2.4%

        7,720 Clark County, Nevada, Industrial Development Revenue Bonds,   1/07 at 100.00          B-         7,645,039
               Nevada Power Company Project, Series 1995C, 5.500%,
               10/01/30

        5,595 Clark County, Nevada, Industrial Development Revenue Bonds,   1/07 at 100.00          B-         5,607,365
               Nevada Power Company, Series 1995A, 5.600%, 10/01/30
               (Alternative Minimum Tax)

       14,995 Clark County, Nevada, Industrial Development Revenue Bonds,  11/06 at 100.00          B-        14,998,449
               Nevada Power Company, Series 1997A, 5.900%, 11/01/32
               (Alternative Minimum Tax)

        4,500 Clark County, Nevada, Industrial Development Revenue Bonds,  12/14 at 100.00         AAA         4,568,625
               Southwest Gas Corporation, Series 2004B, 5.000%, 12/01/33
               - FGIC Insured (Alternative Minimum Tax)

        4,000 Clark County, Nevada, Industrial Development Revenue Bonds,  10/15 at 100.00         AAA         3,965,800
               Southwest Gas Corporation, Series 2005A, 4.850%, 10/01/35
               - AMBAC Insured (Alternative Minimum Tax)

        7,055 Clark County, Nevada, Industrial Development Revenue         10/06 at 100.00          B-         7,054,365
               Refunding Bonds, Nevada Power Company, Series 1995B,
               5.900%, 10/01/30 (Alternative Minimum Tax)

        1,300 Clark County, Nevada, Local Improvement Bonds, Mountain's     8/06 at 103.00         N/R         1,350,570
               Edge Special Improvement District 142, Series 2003,
               6.375%, 8/01/23

          645 Clark County, Nevada, Pollution Control Revenue Bonds,        1/07 at 100.00          B-           634,087
               Nevada Power Company, Series 1995D, 5.450%, 10/01/23

              Director of Nevada State Department of Business and
              Industry, Revenue Bonds, Las Vegas Monorail Project, Second
              Tier, Series 2000:
        1,000  7.250%, 1/01/23                                              1/10 at 102.00         N/R         1,018,990
       12,200  7.375%, 1/01/40                                              1/10 at 102.00         N/R        12,490,848

       15,960 Director of Nevada State Department of Business and          11/14 at 100.00         N/R        16,073,156
               Industry, Revenue Bonds, Las Ventanas Retirement
               Community, Series 2004A, 7.000%, 11/15/34

        5,515 Director of Nevada State Department of Business and          11/14 at 100.00         N/R         5,554,543
               Industry, Revenue Bonds, Las Ventanas Retirement
               Community, Series 2004B, 6.750%, 11/15/23

        1,650 Henderson Local Improvement Districts T-17, Nevada, Limited   3/18 at 100.00         N/R         1,646,915
               Obligation Improvement Bonds, Madeira Canyon Project,
               Series 2005, 5.000%, 9/01/25

        1,000 Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series        10/12 at 101.00           A         1,105,340
               2002A, 6.625%, 11/01/17 - ACA Insured

        3,200 Las Vegas, Nevada, Local Improvement Bonds, District 607,    12/16 at 100.00         N/R         3,313,728
               Series 2004, 6.250%, 6/01/24
------------------------------------------------------------------------------------------------------------------------
       86,335 Total Nevada                                                                                    87,027,820
------------------------------------------------------------------------------------------------------------------------
              New Hampshire - 0.3%

              New Hampshire Health and Education Facilities Authority,
              Hospital Revenue Bonds, Catholic Medical Center, Series
              2006:
        4,200  5.000%, 7/01/32                                              7/16 at 100.00        BBB+         4,227,594
        4,180  5.000%, 7/01/36                                              7/16 at 100.00        BBB+         4,199,312

        1,500 New Hampshire Health and Education Facilities Authority,     10/11 at 101.00          A+         1,583,550
               Revenue Bonds, Exeter Hospital, Series 2001A, 5.750%,
               10/01/31

          200 New Hampshire Health and Education Facilities Authority,      6/16 at 100.00        Baa3           201,436
               Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%,
               6/01/26

          540 New Hampshire Higher Educational and Health Facilities          No Opt. Call         BB+           544,066
               Authority, Revenue Bonds, Littleton Hospital Association,
               Series 1998A, 5.450%, 5/01/08

        1,000 New Hampshire Higher Educational and Health Facilities        5/08 at 102.00         BB+         1,034,560
               Authority, Revenue Bonds, Littleton Hospital Association,
               Series 1998B, 5.800%, 5/01/18
------------------------------------------------------------------------------------------------------------------------
       11,620 Total New Hampshire                                                                             11,790,518
------------------------------------------------------------------------------------------------------------------------

----
27

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              New Jersey - 1.7%

$       2,750 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds,     11/16 at 100.00        BBB- $       2,787,620
               Royal Caribbean Cruises Project, Series 2006A, 5.375%,
               11/01/35 (Alternative Minimum Tax)

        1,000 Camden County Improvement Authority, New Jersey, Revenue      8/14 at 100.00         BBB         1,056,170
               Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34

        1,000 New Jersey Economic Development Authority, Economic          11/08 at 101.00         N/R         1,013,330
               Development Revenue Bonds, Glimcher Properties LP, Series
               1998, 6.000%, 11/01/28 (Alternative Minimum Tax)

        2,155 New Jersey Economic Development Authority, Industrial         4/08 at 100.00         Ba3         2,229,391
               Development Revenue Refunding Bonds, Newark Airport
               Marriott Hotel, Series 1996, 7.000%, 10/01/14

          375 New Jersey Economic Development Authority, Revenue Bonds,    11/06 at 100.00        CCC+           375,128
               American Airlines Inc., Series 1991, 7.100%, 11/01/31
               (Alternative Minimum Tax)

        3,290 New Jersey Economic Development Authority, Revenue Bonds,     1/08 at 102.00         BB+         3,138,463
               United Methodist Homes of New Jersey Obligated Group,
               Series 1998, 5.125%, 7/01/25

        5,910 New Jersey Economic Development Authority, School Facility   12/15 at 100.00         AAA         6,403,071
               Construction Bonds, Series 2005K, 5.250%, 12/15/17 - FGIC
               Insured

              New Jersey Economic Development Authority, Special
              Facilities Revenue Bonds, Continental Airlines Inc., Series
              1999:
        3,695  6.250%, 9/15/19 (Alternative Minimum Tax)                    9/09 at 101.00           B         3,783,089
        1,565  6.400%, 9/15/23 (Alternative Minimum Tax)                    9/09 at 101.00           B         1,607,584
       11,360  6.250%, 9/15/29 (Alternative Minimum Tax)                    9/09 at 101.00           B        11,625,142

              New Jersey Economic Development Authority, Special
              Facilities Revenue Bonds, Continental Airlines Inc., Series
              2000:
        1,500  7.200%, 11/15/30 (Alternative Minimum Tax)                  11/10 at 101.00           B         1,584,450
        1,285  7.000%, 11/15/30 (Alternative Minimum Tax)                  11/10 at 101.00           B         1,347,734

        2,000 New Jersey Economic Development Authority, Special            6/13 at 101.00           B         2,361,420
               Facilities Revenue Bonds, Continental Airlines Inc.,
               Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)

        1,880 New Jersey Economic Development Authority, Waste Paper          No Opt. Call         N/R         1,927,752
               Recycling Revenue Bonds, Marcal Paper Mills Inc. Project,
               Series 1990, 8.500%, 2/01/10 (Alternative Minimum Tax)

        1,000 New Jersey Health Care Facilities Financing Authority,        7/15 at 100.00        Baa3         1,035,210
               Revenue Bonds, Children's Specialized Hospital, Series
               2005A, 5.500%, 7/01/30

              Port Authority of New York and New Jersey, Special Project
              Bonds, KIAC Partners, Fourth Series 1996:
        1,000  6.750%, 10/01/11 (Alternative Minimum Tax)                  10/06 at 102.00         N/R         1,018,770

        4,490 Tobacco Settlement Financing Corporation, New Jersey,         6/12 at 100.00         BBB         4,771,613
               Tobacco Settlement Asset - Backed Bonds, Series 2002,
               6.125%, 6/01/42

              Tobacco Settlement Financing Corporation, New Jersey,
              Tobacco Settlement Asset - Backed Bonds, Series 2003:
        1,600  6.375%, 6/01/32                                              6/13 at 100.00         BBB         1,744,720
        5,220  6.750%, 6/01/39                                              6/13 at 100.00         BBB         5,859,868
        3,410  7.000%, 6/01/41                                              6/13 at 100.00         BBB         3,888,150
        1,255  6.250%, 6/01/43                                              6/13 at 100.00         BBB         1,361,750
------------------------------------------------------------------------------------------------------------------------
       57,740 Total New Jersey                                                                                60,920,425
------------------------------------------------------------------------------------------------------------------------
              New Mexico - 0.6%

              Cabezon Public Improvement District, Rio Rancho, New
              Mexico, Special Levy Revenue Bonds, Series 2005:
        1,505  6.000%, 9/01/24                                              9/15 at 102.00         N/R         1,541,888
        1,490  6.300%, 9/01/34                                              9/15 at 102.00         N/R         1,537,278

       12,500 Farmington, New Mexico, Pollution Control Revenue Bonds,      4/16 at 101.00         BBB        12,425,375
               Public Service Company of New Mexico - San Juan Project,
               Series 2003A, 4.875%, 4/01/33

        1,000 Farmington, New Mexico, Pollution Control Revenue Bonds,      4/16 at 101.00         BBB           994,030
               Public Service Company of New Mexico - San Juan Project,
               Series 2003B, 4.875%, 4/01/33

              Mariposa East Public Improvement District, New Mexico,
              General Obligation Bonds, Series 2006:
        1,095  5.500%, 9/01/16                                                No Opt. Call         N/R         1,113,166
          500  5.750%, 9/01/21                                              9/16 at 100.00         N/R           511,295
        3,500  6.000%, 9/01/32                                              9/16 at 100.00         N/R         3,586,240
------------------------------------------------------------------------------------------------------------------------
       21,590 Total New Mexico                                                                                21,709,272
------------------------------------------------------------------------------------------------------------------------

----
28

    Principal                                                               Optional Call
 Amount (000) Description                                                  Provisions (1) Ratings (2)             Value
-----------------------------------------------------------------------------------------------------------------------
              New York - 5.2%

$         500 Cattaraugus County Industrial Development Agency, New York,  5/16 at 100.00        BBB- $         499,890
               Revenue Bonds, St. Bonaventure University, Series 2006,
               5.100%, 5/01/31

              Dormitory Authority of the State of New York, Revenue
              Bonds, Lenox Hill Hospital Obligated Group, Series 2001:
        1,000  5.500%, 7/01/11                                               No Opt. Call         Ba2         1,031,610
        1,785  5.750%, 7/01/12                                             7/11 at 101.00         Ba2         1,870,894
        1,550  5.750%, 7/01/13                                             7/11 at 101.00         Ba2         1,615,673
        2,205  5.750%, 7/01/15                                             7/11 at 101.00         Ba2         2,290,422
        1,000  5.750%, 7/01/16                                             7/11 at 101.00         Ba2         1,033,310
        2,795  5.375%, 7/01/20                                             7/11 at 101.00         Ba2         2,860,906
       16,485  5.500%, 7/01/30                                             7/11 at 101.00         Ba2        16,830,031

          500 Dormitory Authority of the State of New York, Revenue        7/09 at 101.00          AA           532,200
               Bonds, Marymount Manhattan College, Series 1999, 6.125%,
               7/01/21 - RAAI Insured

        7,665 Dormitory Authority of the State of New York, Revenue        7/08 at 100.00         Ba1         7,744,333
               Bonds, Mount Sinai NYU Health Obligated Group, Series
               2000A, 5.500%, 7/01/26

              Dormitory Authority of the State of New York, Revenue
              Bonds, Mount Sinai NYU Health, Series 2000C:
        4,000  5.000%, 7/01/13                                             7/08 at 100.00         Ba1         4,036,560
        2,625  5.500%, 7/01/26                                             7/08 at 100.00         Ba1         2,652,169

        3,050 Dormitory Authority of the State of New York, Revenue        1/07 at 102.00          B3         3,006,842
               Bonds, Nyack Hospital, Series 1996, 6.250%, 7/01/13

       62,000 Erie County Tobacco Asset Securitization Corporation, New      6/15 at 7.17         N/R         2,189,840
               York, Settlement Backed Bonds, 3rd Subordinate Series
               2005D, 0.000%, 6/01/55

        5,000
              Liberty Development Corporation, New York, Goldman Sachs
               Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
                                                                             No Opt. Call
                                                                                                  Aa3
                                                                                                              5,488,750

       13,900 New York City Industrial Development Agency, New York,       8/16 at 101.00           B        16,291,495
               American Airlines-JFK International Airport Special
               Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31
               (Alternative Minimum Tax)

        1,290 New York City Industrial Development Agency, New York,       7/12 at 100.00          B2         1,306,989
               Civic Facility Revenue Bonds, Staten Island University
               Hospital, Series 2001A, 6.375%, 7/01/31

        1,305 New York City Industrial Development Agency, New York,       7/12 at 100.00          B2         1,322,187
               Civic Facility Revenue Bonds, Staten Island University
               Hospital, Series 2001B, 6.375%, 7/01/31

        1,070 New York City Industrial Development Agency, New York,       7/12 at 101.00          B2         1,090,351
               Civic Facility Revenue Bonds, Staten Island University
               Hospital, Series 2002C, 6.450%, 7/01/32

              New York City Industrial Development Agency, New York,
              Liberty Revenue Bonds, 7 World Trade Center, Series 2005A:
       20,110  6.250%, 3/01/15                                             3/09 at 103.00         N/R        21,399,252
       23,390  6.500%, 3/01/35                                             3/09 at 103.00         N/R        24,976,778

        9,000 New York City Industrial Development Agency, New York,       3/09 at 103.00         N/R         9,695,790
               Liberty Revenue Bonds, 7 World Trade Center, Series 2005B,
               6.750%, 3/01/15

        6,500 New York City Industrial Development Agency, New York,       9/15 at 100.00        BBB-         6,542,185
               Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
               5.000%, 9/01/35

              New York City Industrial Development Agency, New York,
              Special Facilities Revenue Bonds, American Airlines Inc.,
              Series 1990:
        3,110  5.400%, 7/01/19 (Alternative Minimum Tax)                   8/07 at 102.00        CCC+         2,888,288
        1,710  5.400%, 7/01/20 (Alternative Minimum Tax)                   8/07 at 102.00        CCC+         1,582,092

        2,305 New York City Industrial Development Agency, New York,       8/06 at 100.00        CCC+         2,304,631
               Special Facilities Revenue Bonds, American Airlines Inc.,
               Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)

        5,000 New York City, New York, General Obligation Bonds, Fiscal    6/15 at 100.00         AA-         5,145,350
               Series 2005O, 5.000%, 6/01/24

----
29

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              New York (continued)

$       1,250 Niagara County Industrial Development Agency, New York,      11/11 at 101.00        Baa3 $       1,302,512
               Solid Waste Disposal Facility Revenue Bonds, American
               Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%,
               11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)

        2,500 Niagara County Industrial Development Agency, New York,      11/11 at 101.00        Baa3         2,618,900
               Solid Waste Disposal Facility Revenue Bonds, American
               Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%,
               11/15/24 (Mandatory put 11/15/14) (Alternative Minimum Tax)

        1,850 Niagara County Industrial Development Agency, New York,      11/11 at 101.00        Baa3         1,932,565
               Solid Waste Disposal Facility Revenue Refunding Bonds,
               American Ref-Fuel Company of Niagara LP, Series 2001B,
               5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative
               Minimum Tax)

        1,070 Niagara County Industrial Development Agency, New York,      11/11 at 101.00        Baa3         1,112,447
               Solid Waste Disposal Facility Revenue Refunding Bonds,
               American Ref-Fuel Company of Niagara LP, Series 2001D,
               5.550%, 11/15/24 (Mandatory put 11/15/15)

              Port Authority of New York and New Jersey, Special Project
              Bonds, KIAC Partners, Fourth Series 1996:
        2,925  6.750%, 10/01/19 (Alternative Minimum Tax)                  10/06 at 102.00         N/R         2,975,222

          100 Suffolk County Industrial Development Agency, New York,       1/09 at 101.00         N/R            98,089
               Revenue Bonds, Nissequogue Cogeneration Partners Facility,
               Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)

              TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
              2006:
        2,500  5.000%, 6/01/26                                              6/16 at 100.00         BBB         2,504,650
       12,400  5.000%, 6/01/34                                              6/16 at 100.00         BBB        12,266,824
        5,680  5.125%, 6/01/42                                              6/16 at 100.00         BBB         5,624,336

        5,000 Westchester Tobacco Asset Securitization Corporation, New     6/15 at 100.00         BBB         4,933,250
               York, Tobacco Settlement Asset-Backed Refunding Bonds,
               Series 2005, 5.125%, 6/01/45

        1,000 Yonkers Industrial Development Agency, New York, Revenue      3/08 at 102.00         N/R           997,590
               Bonds, St. Joseph's Hospital - Yonkers Project, Series
               1998A, 6.150%, 3/01/15

              Yonkers Industrial Development Agency, New York, Revenue
              Bonds, St. Joseph's Hospital - Yonkers Project, Series
              1998C:
        1,500  6.150%, 3/01/15                                              3/08 at 102.00         N/R         1,496,385
        1,600  6.200%, 3/01/20                                              3/08 at 102.00         N/R         1,596,016
------------------------------------------------------------------------------------------------------------------------
      240,225 Total New York                                                                                 187,687,604
------------------------------------------------------------------------------------------------------------------------
              North Carolina - 1.5%

       25,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,     1/15 at 100.00          AA        25,329,750
               Healthcare System Revenue Bonds, DBA Carolinas Healthcare
               System, Series 2005A, 5.000%, 1/15/45

        6,845 Gaston County Industrial Facilities and Pollution Control     8/15 at 100.00         N/R         7,176,709
               Financing Authority, North Carolina, National Gypsum
               Company Project Exempt Facilities Revenue Bonds, Series
               2005, 5.750%, 8/01/35 (Alternative Minimum Tax)

        5,500 North Carolina Capital Facilities Finance Agency, Solid       7/12 at 106.00         N/R         5,608,625
               Waste Facilities Revenue Bonds, Liberty Tire Services of
               North Carolina LLC, Series 2004A, 6.750%, 7/01/29

        2,000 North Carolina Eastern Municipal Power Agency, Power System     No Opt. Call         AAA         2,351,700
               Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 -
               FGIC Insured

        3,000 North Carolina Medical Care Commission, Health Care          10/16 at 100.00         N/R         3,005,880
               Facilities Revenue Bonds, Presbyterian Homes, Series
               2006B, 5.200%, 10/01/21 (WI/DD, Settling 8/09/06)

              North Carolina Medical Care Commission, Healthcare
              Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
        2,500  5.400%, 10/01/27                                            10/16 at 100.00         N/R         2,525,125
        5,360  5.500%, 10/01/31                                            10/16 at 100.00         N/R         5,434,558
        1,655  5.600%, 10/01/36                                            10/16 at 100.00         N/R         1,679,213

              North Carolina Medical Care Commission, Revenue Bonds,
              United Methodist Retirement Homes Inc., Series 2005C:
          750  5.250%, 10/01/24                                            10/15 at 100.00         N/R           760,237
        1,600  5.500%, 10/01/32                                            10/15 at 100.00         N/R         1,633,008
------------------------------------------------------------------------------------------------------------------------
       54,210 Total North Carolina                                                                            55,504,805
------------------------------------------------------------------------------------------------------------------------

----
30

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              North Dakota - 0.2%

              Fort Yates Public School District 4 Building Authority,
              North Dakota, Lease Revenue Bonds, Series 2005:
$       1,705  5.000%, 7/15/20 - ACA Insured                                7/15 at 100.00           A $       1,762,782
        2,410  5.000%, 7/15/24 - ACA Insured                                7/15 at 100.00           A         2,459,646

          430 Oakes, North Dakota, Industrial Development Revenue Bonds,    2/08 at 100.00         N/R           430,456
               Omniquip International Inc. Project, Series 1999, 5.800%,
               2/01/14 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
        4,545 Total North Dakota                                                                               4,652,884
------------------------------------------------------------------------------------------------------------------------
              Ohio - 2.8%

              Belmont County, Ohio, Revenue Bonds, Ohio Valley Health
              Services and Education Corporation, Series 1998:
          500  5.700%, 1/01/13                                              1/08 at 102.00           B           487,930
        1,270  5.800%, 1/01/18                                              1/08 at 102.00           B         1,217,778

        1,875 Cleveland-Cuyahoga County Port Authority, Ohio, Development   5/14 at 102.00         N/R         1,901,363
               Revenue Bonds, Bond Fund Program - Garfield Heights
               Project, Series 2004D, 5.250%, 5/15/23

       12,415 Coshocton County, Ohio, Environmental Revenue Bonds,            No Opt. Call        CCC+        11,997,235
               Smurfit-Stone Container Corporation, Series 2005, 5.125%,
               8/01/13

        1,030 Dayton, Ohio, Special Facilities Revenue Refunding Bonds,     2/08 at 102.00         AAA         1,071,931
               Emery Air Freight Corporation and Emery Worldwide Airlines
               Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18

        7,000 Erie County, Ohio, Hospital Facilities Revenue Bonds,         8/16 at 100.00           A         7,188,930
               Firelands Regional Medical Center, Series 2006, 5.250%,
               8/15/46

        1,465 Lake Local School District, Stark County, Ohio, General       6/15 at 100.00         AAA         1,542,381
               Obligation Bonds, Series 2005, 5.000%, 12/01/20 - FSA
               Insured

        4,215 Moraine, Ohio, Solid Waste Disposal Revenue Bonds, General      No Opt. Call          B-         4,366,023
               Motors Corporation, Series 1994, 6.750%, 7/01/14
               (Alternative Minimum Tax)

           85 Moraine, Ohio, Solid Waste Disposal Revenue Bonds, General      No Opt. Call          B-            80,684
               Motors Corporation, Series 1999, 5.650%, 7/01/24
               (Alternative Minimum Tax)

        4,200 Ohio Water Development Authority, Solid Waste Disposal        9/08 at 102.00         N/R         4,234,104
               Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%,
               9/01/20 (Alternative Minimum Tax)

        2,300 Ohio Water Development Authority, Solid Waste Disposal        9/09 at 102.00         N/R         2,373,945
               Revenue Bonds, Bay Shore Power, Series 1998B, 6.625%,
               9/01/20 (Alternative Minimum Tax)

          355 Ohio, Environmental Facilities Revenue Bonds, Ford Motor      9/09 at 101.00         Ba3           336,707
               Company, Series 1999, 5.950%, 9/01/29 (Alternative Minimum
               Tax)

        7,965 Ohio, Environmental Facilities Revenue Bonds, Ford Motor      6/10 at 101.00         Ba3         7,713,864
               Company, Series 2000, 6.150%, 6/01/30 (Alternative Minimum
               Tax)

       24,495 Ohio, Environmental Facilities Revenue Bonds, Ford Motor      4/15 at 100.00         Ba1        22,503,557
               Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum
               Tax)

        5,060 Ohio, Pollution Control Revenue Bonds, General Motors           No Opt. Call          B-         5,027,464
               Corporation, Series 2002, 5.625%, 3/01/15

        4,750 Ohio, Solid Waste Revenue Bonds, General Motors              12/12 at 101.00          B-         4,755,273
               Corporation, Series 2002, 6.300%, 12/01/32 (Alternative
               Minimum Tax)

       11,000 Port Authority of Columbiana County, Ohio, Solid Waste        8/12 at 106.00         N/R        11,123,750
               Facility Revenue Bonds, APEX Environmental LLC, Series
               2004A, 7.250%, 8/01/34 (Alternative Minimum Tax)

        8,900 Port Authority of Columbiana County, Ohio, Solid Waste        8/12 at 106.00         N/R         9,021,218
               Facility Revenue Bonds, Liberty Waste Transportation LLC,
               Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax)

          500 Port of Greater Cincinnati Development Authority, Ohio,      10/16 at 100.00         N/R           508,220
               Economic Development Revenue Bonds, Sisters of Mercy of
               the Americas, Series 2006, 5.000%, 10/01/25

        2,500 Summit County Port Authority, Ohio, Development Revenue       5/14 at 102.00         N/R         2,525,525
               Bonds, Garfield Heights Inc. Project, Series 2004A,
               5.250%, 5/15/23

        1,025 Toledo-Lucas County Port Authority, Ohio, Port Revenue          No Opt. Call          A+         1,034,830
               Bonds, Cargill Inc., Series 2004B, 4.500%, 12/01/15

        1,275 Trumbull County, Ohio, Sewerage Disposal Revenue Bonds,         No Opt. Call          B-         1,320,683
               General Motors Corporation, Series 1994, 6.750%, 7/01/14
               (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
      104,180 Total Ohio                                                                                     102,333,395
------------------------------------------------------------------------------------------------------------------------

----
31

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 1.8%

$       1,560 Durant Community Facilities Authority, Bryan County,         11/14 at 100.00         AAA $       1,693,832
               Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.500%,
               11/01/19 - XLCA Insured

          700 Haskell County Public Finance Authority, Oklahoma, Sales      4/16 at 100.00         Aa3           728,210
               Tax Revenue Bonds, Series 2006, 5.250%, 4/01/31 - RAAI
               Insured

              Norman Regional Hospital Authority, Oklahoma, Hospital
              Revenue Bonds, Series 2005:
        2,780  5.500%, 9/01/25                                              9/16 at 100.00        BBB-         2,895,175
        5,210  5.375%, 9/01/29                                              9/16 at 100.00        BBB-         5,354,734
        6,710  5.375%, 9/01/36                                              9/16 at 100.00        BBB-         6,876,609

        6,800 Okeene Municipal Hospital and Schallmo Authority, Oklahoma,   1/16 at 101.00         N/R         6,724,996
               Revenue Bonds, Series 2006, 7.000%, 1/01/35

              Oklahoma Development Finance Authority, Revenue Refunding
              Bonds, Hillcrest Healthcare System, Series 1999A:
        1,250  5.125%, 8/15/10 (Pre-refunded 8/15/09)                       8/09 at 101.00         AAA         1,307,325
        1,000  5.750%, 8/15/12 (Pre-refunded 8/15/09)                       8/09 at 101.00         AAA         1,063,630
          815  5.750%, 8/15/13 (Pre-refunded 8/15/09)                       8/09 at 101.00         AAA           866,858
        1,000  5.750%, 8/15/15 (Pre-refunded 8/15/09)                       8/09 at 101.00         AAA         1,063,630
        1,730  5.625%, 8/15/19 (Pre-refunded 8/15/09)                       8/09 at 101.00         AAA         1,833,921
        6,020  5.625%, 8/15/29 (Pre-refunded 8/15/09)                       8/09 at 101.00         AAA         6,381,621

              Stillwater Medical Center Authority, Oklahoma, Hospital
              Revenue Bonds, Series 2005:
        1,100  5.250%, 5/15/16                                              5/14 at 100.00        BBB+         1,143,659
          610  5.000%, 5/15/18                                              5/14 at 100.00        BBB+           618,638
          450  5.000%, 5/15/19                                              5/14 at 100.00        BBB+           455,117

        4,000 Tulsa Industrial Authority, Oklahoma, Student Housing        10/16 at 100.00          A2         4,003,840
               Revenue Bonds, University of Tulsa, Series 2006, 5.000%,
               10/01/37

          715 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,      12/06 at 100.00           B           714,893
               American Airlines Inc., Series 1992, 7.350%, 12/01/11

        9,685 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,      12/06 at 101.00           B         9,710,375
               American Airlines Inc., Series 1995, 6.250%, 6/01/20

           25 Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding    6/09 at 100.00           B            25,215
               Bonds, American Airlines Inc., Series 2000B, 6.000%,
               6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

        5,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding    6/35 at 100.00          B-         5,484,200
               Bonds, American Airlines Inc., Series 2004A, 7.750%,
               6/01/35 (Mandatory put 12/01/14)

              Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue
              Bonds, Series 2006:
        1,985  6.000%, 5/01/25                                              5/16 at 103.00         N/R         2,014,854
        3,140  6.000%, 5/01/31                                              5/16 at 103.00         N/R         3,147,976
------------------------------------------------------------------------------------------------------------------------
       62,285 Total Oklahoma                                                                                  64,109,308
------------------------------------------------------------------------------------------------------------------------
              Oregon - 0.3%

        3,000 Cow Creek Band of the Umpqua Tribe of Indians, Oregon,       10/16 at 100.00         N/R         2,980,440
               Revenue Bonds, Series 2006C, 5.625%, 10/01/26

              Oregon Health, Housing, Educational and Cultural Facilities
              Authority, Revenue Bonds, Oregon Coast Aquarium Project,
              Series 2005A:
           30  5.000%, 10/01/21                                             1/07 at 100.00         N/R            20,461
          680  5.350%, 10/01/31                                            10/06 at 100.00         N/R           467,792

        3,460 Oregon, Economic Development Revenue Bonds, Georgia Pacific   8/06 at 100.00           B         3,462,007
               Corp., Series 1995CLVII, 6.350%, 8/01/25 (Alternative
               Minimum Tax) (7)

        1,965 Oregon, Economic Development Revenue Refunding Bonds,        12/07 at 102.00          B2         1,970,423
               Georgia Pacific Corp., Series 1997-183, 5.700%, 12/01/25

          500 Port Astoria, Oregon, Pollution Control Revenue Bonds,        2/07 at 100.00           B           500,370
               James River Project, Series 1993, 6.550%, 2/01/15
------------------------------------------------------------------------------------------------------------------------
        9,635 Total Oregon                                                                                     9,401,493
------------------------------------------------------------------------------------------------------------------------

----
32

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 4.0%

$       2,600 Allegheny County Higher Education Building Authority,         2/16 at 100.00        Baa3 $       2,541,682
               Pennsylvania, Revenue Bonds, Robert Morris University,
               Series 2006A, 4.750%, 2/15/26

        2,335 Allegheny County Hospital Development Authority,              4/15 at 100.00        Baa2         2,316,087
               Pennsylvania, Revenue Bonds, Ohio Valley General Hospital,
               Series 2005A, 5.000%, 4/01/25

              Allegheny County Hospital Development Authority,
              Pennsylvania, Revenue Bonds, West Penn Allegheny Health
              System, Series 2000B:
          425  9.250%, 11/15/15                                            11/10 at 102.00         Ba3           505,138
        3,400  9.250%, 11/15/22                                            11/10 at 102.00         Ba3         4,029,136
        8,125  9.250%, 11/15/30                                            11/10 at 102.00         Ba3         9,611,713

        6,250 Allegheny County Industrial Development Authority,              No Opt. Call         Ba1         6,504,875
               Pennsylvania, Revenue Bonds, United States Steel
               Corporation, Series 2005, 5.500%, 11/01/16

        2,750 Allegheny County Redevelopment Authority, Pennsylvania, TIF     No Opt. Call         N/R         2,859,120
               Revenue Bonds, Pittsburg Mills Project, Series 2004,
               5.600%, 7/01/23

        8,750 Allentown Area Hospital Authority, Pennsylvania, Revenue        No Opt. Call         BB+         8,930,862
               Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16

        4,130 Bradford County Industrial Development Authority,             3/15 at 100.00         BBB         4,035,877
               Pennsylvania, Solid Waste Disposal Revenue Bonds,
               International Paper Company, Series 2005A, 4.700%, 3/01/19
               (Alternative Minimum Tax)

        1,000 Bradford County Industrial Development Authority,            12/15 at 100.00         BBB           998,120
               Pennsylvania, Solid Waste Disposal Revenue Bonds,
               International Paper Company, Series 2005B, 5.200%,
               12/01/19 (Alternative Minimum Tax)

        3,165 Carbon County Industrial Development Authority,                 No Opt. Call        BBB-         3,336,037
               Pennsylvania, Resource Recovery Revenue Refunding Bonds,
               Panther Creek Partners Project, Series 2000, 6.650%,
               5/01/10 (Alternative Minimum Tax)

           25 Chester County Health and Education Facilities Authority,    10/08 at 102.00         BB+            25,053
               Pennsylvania, College Revenue Bonds, Immaculata College,
               Series 1998, 5.625%, 10/15/27

              Chester County Health and Education Facilities Authority,
              Pennsylvania, Revenue Bonds, Immaculata University, Series
              2005:
        2,875  5.125%, 10/15/15                                               No Opt. Call         N/R         2,825,148
        4,925  5.500%, 10/15/25                                            10/15 at 102.00         N/R         4,869,889
       12,180  5.750%, 10/15/37                                            10/15 at 102.00         N/R        12,100,099

        1,500 Cumberland County Municipal Authority, Pennsylvania,          1/13 at 101.00         N/R         1,634,340
               Retirement Community Revenue Bonds, Wesley Affiliated
               Services Inc., Series 2002A, 7.125%, 1/01/25

              Delaware County Industrial Development Authority,
              Pennsylvania, Resource Recovery Revenue Refunding Bonds,
              Series 1997A:
        7,000  6.100%, 7/01/13                                              1/08 at 102.00         BB+         7,282,800
          100  6.200%, 7/01/19                                              1/08 at 102.00         BB+           102,570

              Fulton County, Pennsylvania, Industrial Development
              Authority Hospital Revenue Bonds, Fulton County Medical
              Center Project, Series 2006:
        4,475  5.875%, 7/01/31                                              7/16 at 100.00         N/R         4,533,444
        2,455  5.900%, 7/01/40                                              7/16 at 100.00         N/R         2,489,812

          500 Lebanon County Health Facilities Authority, Pennsylvania,    12/14 at 100.00         N/R           496,335
               Health Center Revenue Bonds, Pleasant View Retirement
               Community, Series 2005A, 5.300%, 12/15/26

        2,490 New Morgan Industrial Development Authority, Pennsylvania,   10/06 at 100.00         BB-         2,471,499
               Solid Waste Disposal Revenue Bonds, New Morgan Landfill
               Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative
               Minimum Tax)

          605 Northumberland County Industrial Development Authority,       2/13 at 102.00         N/R           624,051
               Pennsylvania, Facility Revenue Bonds, NHS Youth Services
               Inc., Series 2002, 7.500%, 2/15/29

        2,000 Pennsylvania Economic Development Financing Authority,        4/09 at 102.00         N/R         2,106,600
               Exempt Facilities Revenue Bonds, National Gypsum Company,
               Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)

          750 Pennsylvania Economic Development Financing Authority,       11/08 at 102.00         N/R           784,313
               Exempt Facilities Revenue Bonds, National Gypsum Company,
               Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

              Pennsylvania Economic Development Financing Authority,
              Exempt Facilities Revenue Bonds, Reliant Energy Inc.,
              Series 2001A:
        1,250  6.750%, 12/01/36 (Alternative Minimum Tax)                  12/09 at 103.00          B2         1,340,888
       12,000  6.750%, 12/01/36 (Alternative Minimum Tax)                  12/09 at 103.00          B2        12,872,520

----
33

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              Pennsylvania (continued)

$       7,425 Pennsylvania Economic Development Financing Authority,       12/09 at 103.00          B2 $       7,964,872
               Exempt Facilities Revenue Bonds, Reliant Energy Inc.,
               Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)

        3,300 Pennsylvania Economic Development Financing Authority,       12/09 at 103.00          B2         3,539,943
               Exempt Facilities Revenue Bonds, Reliant Energy Inc.,
               Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)

        1,000 Pennsylvania Economic Development Financing Authority,        6/12 at 102.00           A         1,067,940
               Revenue Bonds, Amtrak 30th Street Station Parking Garage,
               Series 2002, 5.800%, 6/01/23 - ACA Insured (Alternative
               Minimum Tax)

              Pennsylvania Economic Development Financing Authority,
              Revenue Bonds, Northwestern Human Services Inc., Series
              1998A:
          580  5.250%, 6/01/09                                              6/08 at 100.00         BB+           579,849
        2,000  5.250%, 6/01/14                                              6/08 at 100.00         BB+         1,979,640
          200  5.125%, 6/01/18                                              6/08 at 100.00         BB+           193,356

              Pennsylvania Economic Development Financing Authority,
              Senior Lien Resource Recovery Revenue Bonds, Northampton
              Generating Project, Series 1994A:
        1,400  6.400%, 1/01/09 (Alternative Minimum Tax)                    1/07 at 100.00          BB         1,399,818
        1,000  6.500%, 1/01/13 (Alternative Minimum Tax)                    1/07 at 100.00          BB           999,880
        1,500  6.600%, 1/01/19 (Alternative Minimum Tax)                    1/07 at 100.00          B+         1,515,870

        3,400 Pennsylvania Economic Development Financing Authority,          No Opt. Call         N/R         3,370,930
               Subordinate Resource Recovery Revenue Bonds, Colver
               Project, Series 2005G, 5.125%, 12/01/15 (Alternative
               Minimum Tax)

              Pennsylvania Higher Educational Facilities Authority,
              Revenue Bonds, Allegheny General Hospital, Series 1991A:
          195  7.125%, 9/01/07                                              9/06 at 100.00         Ba3           195,273
            5  7.250%, 9/01/17                                              9/17 at 100.00         Ba3             5,008

        1,000 Philadelphia Authority for Industrial Development,            5/15 at 102.00        Baa2         1,001,110
               Pennsylvania, Multifamily Housing Revenue Bonds,
               Presbyterian Homes Germantown - Morrisville Project,
               Series 2005A, 5.625%, 7/01/35

        5,580 Philadelphia Authority for Industrial Development,            1/13 at 102.00        BBB-         5,418,180
               Pennsylvania, Revenue Bonds, Leadership Learning Partners,
               Series 2005A, 5.375%, 7/01/36

              Philadelphia Authority for Industrial Development,
              Pennsylvania, Revenue Bonds, Richard Allen Prepatory
              Charter School, Series 2006:
        1,125  5.800%, 5/01/16                                                No Opt. Call         BB+         1,119,510
        1,380  6.050%, 5/01/23                                              5/16 at 100.00         BB+         1,375,957
          985  6.250%, 5/01/33                                              5/16 at 100.00         BB+           977,918

        4,120 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          8/14 at 100.00         AAA         4,362,668
               Eighteenth Series 2004, 5.000%, 8/01/15 - AMBAC Insured

              Philadelphia Gas Works, Pennsylvania, Revenue Bonds,
              General Ordinance, Fifth Series 2004A-1:
        3,315  5.000%, 9/01/15 - FSA Insured                                9/14 at 100.00         AAA         3,510,917
        3,005  5.000%, 9/01/16 - FSA Insured                                9/14 at 100.00         AAA         3,167,180
------------------------------------------------------------------------------------------------------------------------
      140,575 Total Pennsylvania                                                                             145,973,827
------------------------------------------------------------------------------------------------------------------------
              Puerto Rico - 0.4%

        6,500 Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call         AAA         7,158,385
               Refunding Bonds, Series 2002JJ, 5.375%, 7/01/16 - XLCA
               Insured

        1,700 Puerto Rico Industrial, Tourist, Educational, Medical and     6/10 at 101.00        Baa3         1,850,297
               Environmental Control Facilities Financing Authority,
               Co-Generation Facility Revenue Bonds, Series 2000A,
               6.625%, 6/01/26 (Alternative Minimum Tax)

          135 Puerto Rico Industrial, Tourist, Educational, Medical and     6/10 at 100.00        CCC+           135,221
               Environmental Control Facilities Financing Authority,
               Revenue Bonds, American Airlines Inc., Series 1985A,
               6.450%, 12/01/25

        1,450 Puerto Rico Municipal Finance Agency, Series 2005A, 5.250%,   8/15 at 100.00         BBB         1,505,289
               8/01/25

        1,410 Puerto Rico Ports Authority, Special Facilities Revenue      12/06 at 100.00        CCC+         1,406,658
               Bonds, American Airlines Inc., Series 1993A,
               6.300%, 6/01/23 (Alternative Minimum Tax)

        1,935 Puerto Rico Ports Authority, Special Facilities Revenue      12/06 at 102.00        CCC+         1,919,597
               Bonds, American Airlines Inc., Series 1996A,
               6.250%, 6/01/26 (Alternative Minimum Tax)

----
34

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
-------------------------------------------------------------------------------------------------------------------------------
              Puerto Rico (continued)

$      60,000 Puerto Rico, The Children's Trust Fund, Tobacco Settlement      5/15 at 7.38         N/R     $       1,998,600
               Asset-Backed Bonds, Series 2005B, 0.000%, 5/15/55

           30 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB                30,812
               Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39
-------------------------------------------------------------------------------------------------------------------------------
       73,160 Total Puerto Rico                                                                                   16,004,859
-------------------------------------------------------------------------------------------------------------------------------
              Rhode Island - 0.5%

              Central Falls Detention Facility Corporation, Rhode Island,
              Detention Facility Revenue Bonds, Series 2005:
        1,180  6.750%, 1/15/13                                                No Opt. Call         N/R             1,230,587
       10,500  7.250%, 7/15/35                                              7/15 at 103.00         N/R            11,588,850

        3,025 Rhode Island Housing and Mortgage Finance Corporation,       10/14 at 100.00         AA+             2,949,194
               Homeownership Opportunity Bond Program, Series 50A,
               4.650%, 10/01/34

        1,500 Tiverton, Rhode Island, Special Obligation Tax Increment      5/12 at 102.00         N/R             1,616,655
               Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%,
               5/01/22
-------------------------------------------------------------------------------------------------------------------------------
       16,205 Total Rhode Island                                                                                  17,385,286
-------------------------------------------------------------------------------------------------------------------------------
              South Carolina - 0.9%

        1,280 Georgetown County, South Carolina, Pollution Control            No Opt. Call         BBB             1,314,522
               Facilities Revenue Bonds, International Paper Company
               Project Refunding, Series 1999A, 5.125%, 2/01/12

        4,650 Lancaster County, South Carolina, Special Assessment         12/15 at 100.00         N/R             4,677,342
               Revenue Bonds, Sun City Carolina Lakes Improvement
               District, Series 2006, 5.450%, 12/01/37

        3,550 Lancaster County, South Carolina, Special Source Revenue      5/16 at 101.00         N/R             2,995,490
               Bonds, Bailes Ridge Project, Series 2006, 0.000%, 5/01/20

          850 Richland County, South Carolina, Environmental Improvement    4/13 at 101.00         BBB               915,059
               Revenue Refunding Bonds, International Paper Company,
               Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)

              South Carolina JOBS Economic Development Authority,
              Hospital Facilities Revenue Bonds, Palmetto Health
              Alliance, Series 2003A:
           70  6.125%, 8/01/23                                              8/13 at 100.00        BBB+                76,607
          765  6.250%, 8/01/31                                              8/13 at 100.00        BBB+               842,456

              South Carolina JOBS Economic Development Authority,
              Hospital Refunding and Improvement Revenue Bonds, Palmetto
              Health Alliance, Series 2003C:
            5  6.000%, 8/01/20                                              8/13 at 100.00        BBB+                 5,451
          220  6.875%, 8/01/27                                              8/13 at 100.00        BBB+               251,717
           25  7.000%, 8/01/30                                              8/13 at 100.00        BBB+                28,790
           35  6.375%, 8/01/34                                              8/13 at 100.00        BBB+                38,981

              South Carolina JOBS Economic Development Authority,
              Hospital Refunding and Improvement Revenue Bonds, Palmetto
              Health Alliance, Series 2003C:
           20  6.000%, 8/01/20 (Pre-refunded 8/01/13)                       8/13 at 100.00        BBB+ (3)            22,467
        1,780  6.875%, 8/01/27 (Pre-refunded 8/01/13)                       8/13 at 100.00        BBB+ (3)         2,091,553
          230  6.375%, 8/01/34 (Pre-refunded 8/01/13)                       8/13 at 100.00        BBB+ (3)           263,594

              Tobacco Settlement Revenue Management Authority, South
              Carolina, Tobacco Settlement Asset - Backed Bonds, Series
              2001B:
        1,575  6.000%, 5/15/22                                              5/11 at 101.00         BBB             1,663,625
        8,960  6.375%, 5/15/28                                              5/11 at 101.00         BBB             9,606,106
        7,205  6.375%, 5/15/30                                                No Opt. Call         BBB             8,040,348
-------------------------------------------------------------------------------------------------------------------------------
       31,220 Total South Carolina                                                                                32,834,108
-------------------------------------------------------------------------------------------------------------------------------
              South Dakota - 0.0%

        1,000 South Dakota Health and Educational Facilities Authority,       No Opt. Call          A-             1,000,950
               Revenue Bonds, Westhills Village Retirement Community
               Project, Series 2006, 5.000%, 9/01/31
-------------------------------------------------------------------------------------------------------------------------------
              Tennessee - 1.1%

              Knox County Health, Educational and Housing Facilities
              Board, Tennessee, Hospital Revenue Bonds, Baptist Health
              System of East Tennessee Inc., Series 2002:
        3,025  6.375%, 4/15/22                                              4/12 at 101.00        Baa3             3,270,418
       17,695  6.500%, 4/15/31                                              4/12 at 101.00        Baa3            19,263,485

----
35

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              Tennessee (continued)

$      14,125 Maury County Industrial Development Board, Tennessee,         9/06 at 100.00          B- $      14,189,551
               Multi - Modal Interchangeable Rate Pollution Control
               Revenue Refunding Bonds, Saturn Corporation, Series 1994,
               6.500%, 9/01/24

        3,550 McMinn County Industrial Development Board, Tennessee,        9/06 at 100.00          B+         3,556,390
               Pollution Control Facilities Revenue Bonds, Bowater Inc.
               - Calhoun Newsprint Company Project, Series 1991, 7.625%,
               3/01/16 (Alternative Minimum Tax)

          500 McMinn County Industrial Development Board, Tennessee,       12/06 at 100.00          B+           507,140
               Solid Waste Recycling Facilities Revenue Bonds, Bowater
               Inc. - Calhoun Newsprint Company Project, Series 1992,
               7.400%, 12/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
       38,895 Total Tennessee                                                                                 40,786,984
------------------------------------------------------------------------------------------------------------------------
              Texas - 4.1%

        1,500 Abilene Health Facilities Development Corporation, Texas,    11/13 at 101.00         N/R         1,619,550
               Retirement Facility Revenue Bonds, Sears Methodist
               Retirement System, Series 2003A, 7.000%, 11/15/33

        4,535 Alliance Airport Authority, Texas, Special Facilities        12/06 at 100.00        CCC+         4,557,811
               Revenue Bonds, American Airlines Inc., Series 1990,
               7.500%, 12/01/29 (Alternative Minimum Tax)

          670 Alliance Airport Authority, Texas, Special Facilities           No Opt. Call        CCC+           677,370
               Revenue Bonds, American Airlines Inc., Series 1991,
               7.000%, 12/01/11 (Alternative Minimum Tax)

          215 Brazos River Authority, Texas, Pollution Control Revenue      4/13 at 101.00        Baa2           250,690
               Bonds, TXU Electric Company Project, Series 1999A, 7.700%,
               4/01/33 (Alternative Minimum Tax)

          775 Brazos River Authority, Texas, Pollution Control Revenue     10/13 at 101.00        Baa2           870,526
               Bonds, TXU Energy Company LLC Project, Series 2003C,
               6.750%, 10/01/38 (Alternative Minimum Tax)

        1,550 Brazos River Authority, Texas, Pollution Control Revenue      4/13 at 101.00        Baa2         1,807,300
               Refunding Bonds, TXU Electric Company, Series 1999C,
               7.700%, 3/01/32 (Alternative Minimum Tax)

        4,240 Brazos River Authority, Texas, Pollution Control Revenue        No Opt. Call        Baa2         4,471,462
               Refunding Bonds, TXU Electric Company, Series 2001C,
               5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative
               Minimum Tax)

        1,500 Brazos River Authority, Texas, Pollution Control Revenue        No Opt. Call        Baa2         1,664,895
               Refunding Bonds, TXU Energy Company LLC, Series 2003A,
               6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative
               Minimum Tax)

          195 Brazos River Authority, Texas, Revenue Bonds, Reliant         4/09 at 101.00        BBB-           199,924
               Energy Inc., Series 1999A, 5.375%, 4/01/19

          500 Brazos River Authority, Texas, Revenue Bonds, Reliant        12/08 at 102.00        BBB-           534,730
               Energy Inc., Series 1999B, 7.750%, 12/01/18

        6,410 Cameron Education Finance Corporation, Texas, Charter         8/16 at 100.00           A         6,474,613
               School Revenue Bonds, Faith Family Academy Charter School,
               Series 2006A, 5.250%, 8/15/36 - ACA Insured

        2,280 Cass County Industrial Development Corporation, Texas,        3/15 at 100.00         BBB         2,220,013
               Environmental Improvement Revenue Bonds, International
               Paper Company, Series 2005, 4.800%, 3/01/25

        9,575 Dallas-Ft. Worth International Airport Facility Improvement  11/06 at 100.00        CCC+         9,573,564
               Corporation, Texas, Revenue Bonds, American Airlines Inc.,
               Series 1992, 7.250%, 11/01/30 (Alternative Minimum Tax)

        4,505 Dallas-Ft. Worth International Airport Facility Improvement  11/07 at 100.00        CCC+         4,471,618
               Corporation, Texas, Revenue Bonds, American Airlines Inc.,
               Series 1995, 6.000%, 11/01/14

        2,515 Dallas-Ft. Worth International Airport Facility Improvement  11/09 at 101.00        CCC+         2,477,552
               Corporation, Texas, Revenue Bonds, American Airlines Inc.,
               Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)

        2,400 Dallas-Ft. Worth International Airport Facility Improvement   5/15 at 101.00         CCC         2,742,216
               Corporation, Texas, Revenue Bonds, American Airlines Inc.,
               Series 2000A-3, 9.125%, 5/01/29 (Alternative Minimum Tax)

        1,250 Danbury Higher Education Authority, Texas, Charter School     8/16 at 100.00           A         1,248,063
               Revenue Bonds, A.W. Brown Fellowship Charter School,
               Series 2006A, 5.125%, 8/15/36 (WI/DD, Settling 8/16/06) -
               ACA Insured

              Danbury Higher Education Authority, Texas, Charter School
              Revenue Bonds, Arlington Classics Academy, Series 2004A:
          375  6.000%, 2/15/14                                              2/13 at 100.00         N/R           375,188
          895  7.000%, 2/15/24                                              2/13 at 100.00         N/R           873,815
        1,085  7.250%, 2/15/29                                              2/13 at 100.00         N/R         1,057,962

              Decatur Hospital Authority, Texas, Revenue Bonds, Wise
              Regional Health System, Series 2004A:
        2,010  7.000%, 9/01/25                                              9/14 at 100.00         N/R         2,174,539
       15,530  7.125%, 9/01/34                                              9/14 at 100.00         N/R        16,774,264

----
36

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              Texas (continued)

$       3,410 Fort Worth Higher Education Finance Corporation, Texas,      10/07 at 100.00         Ba2 $       3,431,585
               Higher Education Revenue Bonds, Texas Wesleyan University,
               Series 1997A, 6.000%, 10/01/16

          500 Gulf Coast Industrial Development Authority, Texas, Solid    10/12 at 100.00        BBB-           560,600
               Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
               Project, Series 1995, 7.500%, 5/01/25 (Mandatory put
               10/01/12) (Alternative Minimum Tax)

        2,045 Gulf Coast Industrial Development Authority, Texas, Solid     4/12 at 100.00         Ba1         2,288,151
               Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
               Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum
               Tax)

          540 Gulf Coast Waste Disposal Authority, Texas, Environmental     8/12 at 100.00         BBB           577,822
               Improvement Revenue Bonds, International Paper Company,
               Series 2002A, 6.100%, 8/01/24 (Alternative Minimum Tax)

              Gulf Coast Waste Disposal Authority, Texas, Solid Waste
              Disposal Revenue Bonds, Waste Management of Texas Inc.
              Project, Series 2003C:
        4,000  5.200%, 5/01/28 (Alternative Minimum Tax)                    5/16 at 101.00         BBB         4,026,240
        8,000  5.200%, 5/01/28 (Alternative Minimum Tax)                    5/16 at 101.00         BBB         8,052,480

        3,300 Health Facilities Development District of Central Texas,      2/14 at 100.00         N/R         3,452,592
               Revenue Bonds, Lutheran Social Services of the South Inc.,
               Series 2004A, 6.875%, 2/15/32

              Houston Health Facilities Development Corporation, Texas,
              Revenue Bonds, Buckingham Senior Living Community Inc.,
              Series 2004A:
          250  7.000%, 2/15/23                                              2/14 at 101.00         N/R           276,498
        1,400  7.125%, 2/15/34                                              2/14 at 101.00         N/R         1,546,930

        1,085 Houston, Texas, Airport System Special Facilities Revenue     7/09 at 101.00          B-         1,048,609
               Bonds, Continental Air Lines Inc., Series 1998B, 5.700%,
               7/15/29 (Alternative Minimum Tax)

        1,220 Houston, Texas, Airport System Special Facilities Revenue     7/09 at 101.00          B-         1,179,081
               Bonds, Continental Air Lines Inc., Series 1998C, 5.700%,
               7/15/29 (Alternative Minimum Tax)

              Houston, Texas, Airport System Special Facilities Revenue
              Bonds, Continental Air Lines Inc., Series 2001E:
        1,475  6.750%, 7/01/21 (Alternative Minimum Tax)                    7/11 at 101.00          B-         1,569,282
        1,070  7.375%, 7/01/22 (Alternative Minimum Tax)                    7/11 at 101.00          B-         1,160,169
        8,745  6.750%, 7/01/29 (Alternative Minimum Tax)                    7/11 at 101.00          B-         9,260,168

        2,150 Houston, Texas, Airport System Special Facilities Revenue     7/07 at 100.00          B-         2,149,978
               Bonds, Continental Airlines Inc. - Airport Improvement
               Project, Series 1997C, 6.125%, 7/15/27 (Alternative
               Minimum Tax)

        2,010 Houston, Texas, Airport System Special Facilities Revenue     7/07 at 100.00          B-         2,015,909
               Bonds, Continental Airlines Inc. - Terminal Improvement
               Project, Series 1997B, 6.125%, 7/15/27 (Alternative
               Minimum Tax)

        5,750 Kerrville Health Facilities Development Corporation, Texas,     No Opt. Call        BBB-         5,864,655
               Revenue Bonds, Sid Peterson Memorial Hospital Project,
               Series 2005, 5.375%, 8/15/35

        2,480 Matagorda County Navigation District 1, Texas, Revenue        5/09 at 101.00        BBB-         2,554,946
               Bonds, Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30
               (Alternative Minimum Tax)

        1,500 Matagorda County Navigation District 1, Texas, Revenue        4/08 at 102.00        BBB-         1,602,870
               Bonds, Reliant Energy Inc., Series 1999C, 8.000%, 5/01/29

        1,000 Orchard Higher Education Finance Corporation, Texas,          2/14 at 100.00           A           995,360
               Charter School Revenue Bonds, NYOS Charter School, Series
               2006A, 5.000%, 2/15/31 - ACA Insured

              Orchard Higher Educational Finance Corporation, Texas,
              Charter School Revenue Bonds, A.W. Brown Fellowship Charter
              School, Series 2005A:
        1,135  5.250%, 2/15/24 - ACA Insured                                2/14 at 100.00           A         1,173,851
        2,120  5.000%, 2/15/32 - ACA Insured                                2/14 at 100.00           A         2,131,066

          395 Parker County Hospital District, Texas, Hospital Revenue      8/09 at 102.00         BB-           412,475
               Bonds, Campbell Health System, Series 1999, 6.250%, 8/15/19

        1,010 Port Corpus Christi Industrial Development Corporation,       5/07 at 102.00        BBB-         1,050,855
               Texas, Environmental Facilities Revenue Bonds, Citgo
               Petroleum Corporation, Series 2003, 8.250%, 11/01/31
               (Alternative Minimum Tax)

        3,000 Sabine River Authority, Texas, Pollution Control Revenue      8/13 at 101.00        Baa2         3,243,000
               Refunding Bonds, TXU Energy Company LLC Project, Series
               2003B, 6.150%, 8/01/22

----
37

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              Texas (continued)

$       5,755 Sea Breeze Public Facility Corporation, Texas, Multifamily    1/21 at 100.00         N/R $       5,750,511
               Housing Revenue Bonds, Sea Breeze Senior Apartments,
               Series 2006, 6.500%, 1/01/46 (Alternative Minimum Tax)

        5,850 Texas Department of Housing and Community Affairs,            7/21 at 100.00         N/R         5,821,979
               Multifamily Housing Revenue Bonds, Humble Parkway
               Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative
               Minimum Tax)

        3,750 Texas Public Finance Authority, Charter School Revenue       12/14 at 100.00          BB         4,011,713
               Bonds, School of Excellence Charter School, Series 2004A,
               7.000%, 12/01/34

        4,055 Tomball Hospital Authority, Texas, Hospital Revenue Bonds,    7/15 at 100.00        Baa3         3,995,675
               Tomball Regional Hospital, Series 2005, 5.000%, 7/01/23
------------------------------------------------------------------------------------------------------------------------
      143,510 Total Texas                                                                                    148,322,715
------------------------------------------------------------------------------------------------------------------------
              Utah - 0.4%

          750 Bountiful, Davis County, Utah, Hospital Revenue Refunding    12/08 at 101.00         N/R           706,868
               Bonds, South Davis Community Hospital Project, Series
               1998, 5.750%, 12/15/18

        4,525 Carbon County, Utah, Solid Waste Disposal Revenue Bonds,      7/07 at 102.00         N/R         4,715,412
               Laidlaw/ECDC Project, Guaranteed by Allied Waste
               Industries, Series 1997A, 7.450%, 7/01/17 (Alternative
               Minimum Tax)

        5,000 Carbon County, Utah, Solid Waste Disposal Revenue Refunding   8/06 at 101.00         BB-         5,040,400
               Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste
               Industries, Series 1995, 7.500%, 2/01/10 (Alternative
               Minimum Tax)

              Salt Lake County, Utah, College Revenue Bonds, Westminster
              College, Series 2005:
        1,425  5.000%, 10/01/25                                            10/15 at 100.00         BBB         1,438,994
        2,025  5.125%, 10/01/28                                            10/15 at 100.00         BBB         2,049,968
        2,245  5.125%, 10/01/30                                            10/15 at 100.00         BBB         2,266,911

           15 Utah Housing Finance Agency, Single Family Mortgage Bonds,    7/09 at 101.50         Aa2            15,302
               Series 1999F, 6.300%, 7/01/21 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
       15,985 Total Utah                                                                                      16,233,855
------------------------------------------------------------------------------------------------------------------------
              Virgin Islands - 0.2%

        2,575 Virgin Islands Public Finance Authority, Senior Lien         10/14 at 100.00         BBB         2,676,146
               Matching Fund Loan Note, Series 2004A, 5.250%, 10/01/21

        1,200 Virgin Islands Public Finance Authority, Senior Secured       7/14 at 100.00         BBB         1,302,576
               Lien Revenue Bonds, Refinery Project - Hovensa LLC, Series
               2004, 5.875%, 7/01/22

          625 Virgin Islands, Senior Secured Revenue Bonds, Government      1/13 at 100.00         BBB           701,175
               Refinery Facilities - Hovensa LLC Coker, Series 2002,
               6.500%, 7/01/21 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
        4,400 Total Virgin Islands                                                                             4,679,897
------------------------------------------------------------------------------------------------------------------------
              Virginia - 4.4%

        7,490 Bedford County Industrial Development Authority, Virginia,    2/08 at 102.00          B2         7,500,561
               Industrial Development Revenue Refunding Bonds, Nekoosa
               Packaging Corporation, Series 1998, 5.600%, 12/01/25
               (Alternative Minimum Tax) (6)

          570 Bedford County Industrial Development Authority, Virginia,   12/09 at 101.00          B2           592,088
               Industrial Development Revenue Refunding Bonds, Nekoosa
               Packaging Corporation, Series 1999A, 6.550%, 12/01/25
               (Alternative Minimum Tax) (6)

          340 Bedford County Industrial Development Authority, Virginia,   12/09 at 101.00          B2           350,622
               Industrial Development Revenue Refunding Bonds, Nekoosa
               Packaging Corporation, Series 1999, 6.300%, 12/01/25
               (Alternative Minimum Tax) (6)

        1,701 Bell Creek Community Development Authority, Virginia,         3/13 at 101.00         N/R         1,791,442
               Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22

        3,300 Broad Street Community Development Authority, Virginia,       6/13 at 102.00         N/R         3,632,508
               Revenue Bonds, Series 2003, 7.500%, 6/01/33

        2,226 Celebrate Virginia North Community Development Authority,     3/14 at 102.00         N/R         2,352,014
               Special Assessment Revenue Bonds, Series 2003B, 6.750%,
               3/01/34

              Chesterfield County Health Center Commission, Virginia,
              Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
        3,500  5.375%, 12/01/28                                            12/15 at 100.00         N/R         3,435,040
       12,000  5.625%, 12/01/39                                            12/15 at 100.00         N/R        11,918,520

----
38

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------
              Virginia (continued)

$       5,590 Goochland County Industrial Development Authority,           12/08 at 101.00          B2     $       5,607,609
               Virginia, Industrial Development Revenue Refunding Bonds,
               Nekoosa Packaging Corporation Project, Series 1998,
               5.650%, 12/01/25 (Alternative Minimum Tax) (6)

          500 Henrico County Industrial Development Authority, Virginia,      No Opt. Call         BB-               482,980
               Solid Waste Disposal Revenue Bonds, Browning-Ferris
               Industries of South Atlantic Inc., Series 1996A, 5.450%,
               1/01/14 (Alternative Minimum Tax)

        3,065 Henrico County Industrial Development Authority, Virginia,    3/07 at 101.00         BB-             3,024,052
               Solid Waste Revenue Bonds, Browning-Ferris Industries of
               South Atlantic Inc., Series 1997A, 5.875%, 3/01/17
               (Alternative Minimum Tax)

       21,455 Hopewell Industrial Development Authority, Virginia,            No Opt. Call        CCC+            20,696,780
               Environmental Improvement Revenue Bonds, Smurfit Stone
               Container Corporation, Series 2005, 5.250%, 6/01/15

              James City County Economic Development Authority, Virginia,
              Residential Care Facility First Mortgage Revenue Bonds,
              Williamsburg Landing Inc., Series 2005A:
          750  5.350%, 9/01/26                                              9/15 at 100.00         N/R               761,498
          750  5.500%, 9/01/34                                              9/15 at 100.00         N/R               762,345

              Lexington Industrial Development Authority, Virginia,
              Hospital Facility Revenue Refunding, Bonds, Stonewall
              Jackson Hospital, Series 2000:
           80  5.750%, 7/01/07                                                No Opt. Call         N/R                80,105
           25  6.250%, 7/01/11                                              7/10 at 102.00         N/R                25,158
           30  6.350%, 7/01/12                                              7/10 at 102.00         N/R                30,221
          110  6.550%, 7/01/14                                              7/10 at 102.00         N/R               110,805
           45  6.625%, 7/01/15                                              7/10 at 102.00         N/R                45,329
          560  6.875%, 7/01/20                                              7/10 at 102.00         N/R               564,054
          700  7.000%, 7/01/25                                              7/10 at 102.00         N/R               706,335
          595  7.000%, 7/01/30                                              7/10 at 102.00         N/R               597,231

        3,000 Mecklenburg County Industrial Development Authority,         10/12 at 100.00        Baa1             3,336,900
               Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP,
               Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

              Pocahontas Parkway Association, Virginia, Senior Lien
              Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
          235  5.000%, 8/15/06 (ETM)                                          No Opt. Call         AAA               235,120
          500  5.250%, 8/15/07 (ETM)                                          No Opt. Call         AAA               508,075

              Pocahontas Parkway Association, Virginia, Senior Lien
              Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
          100  5.250%, 8/15/09 (Pre-refunded 8/15/08)                       8/08 at 102.00         AAA               104,760
        7,400  0.000%, 8/15/14 (Pre-refunded 8/15/08)                        8/08 at 73.23         AAA             5,001,512
          650  0.000%, 8/15/16 (Pre-refunded 8/15/08)                        8/08 at 64.81         AAA               388,817
        7,825  5.500%, 8/15/28 (Pre-refunded 8/15/08)                       8/08 at 102.00         AAA             8,235,578
        1,200  0.000%, 8/15/30 (Pre-refunded 8/15/08)                        8/08 at 28.38         AAA               314,340

              Pocahontas Parkway Association, Virginia, Senior Lien
              Revenue Bonds, Route 895 Connector Toll Road, Series 1998B:
        2,975  0.000%, 8/15/12 (Pre-refunded 8/15/08)                        8/08 at 82.10         AAA             2,254,336
        3,100  0.000%, 8/15/15 (Pre-refunded 8/15/08)                        8/08 at 68.82         AAA             1,969,213
          155  0.000%, 8/15/17 (Pre-refunded 8/15/08) - ACA Insured          8/08 at 61.24         AAA                87,608
           25  0.000%, 8/15/18 (Pre-refunded 8/15/08) - ACA Insured          8/08 at 57.58         AAA                13,287
        4,770  0.000%, 8/15/19 (Pre-refunded 8/15/08)                        8/08 at 54.38         AAA             2,394,206
           75  0.000%, 8/15/20 (Pre-refunded 8/15/08) - ACA Insured          8/08 at 51.06           A (3)            35,347
           50  0.000%, 8/15/21 (Pre-refunded 8/15/08) - ACA Insured          8/08 at 48.20           A (3)            22,244
       15,300  0.000%, 8/15/23 (Pre-refunded 8/15/08)                        8/08 at 42.95         AAA             6,065,379
        1,750  0.000%, 8/15/29 (Pre-refunded 8/15/08)                        8/08 at 30.08         AAA               485,870
       24,000  0.000%, 8/15/33 (Pre-refunded 8/15/08)                        8/08 at 23.55         AAA             5,216,880
       10,000  0.000%, 8/15/35 (Pre-refunded 8/15/08)                        8/08 at 20.95         AAA             1,933,200

----
39

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
---------------------------------------------------------------------------------------------------------------------------
              Virginia (continued)

              Pocahontas Parkway Association, Virginia, Subordinate Lien
              Revenue Bonds, Route 895 Connector Toll Road, Series 1998C:
$       2,000  0.000%, 8/15/11 (Pre-refunded 8/15/08)                        8/08 at 86.05         AAA $       1,588,400
        3,200  0.000%, 8/15/15 (Pre-refunded 8/15/08)                        8/08 at 67.66         AAA         1,998,432
        3,300  0.000%, 8/15/16 (Pre-refunded 8/15/08)                        8/08 at 63.56         AAA         1,936,011
          200  0.000%, 8/15/17 (Pre-refunded 8/15/08)                        8/08 at 59.91         AAA           110,598
        4,000  0.000%, 8/15/20 (Pre-refunded 8/15/08)                        8/08 at 49.60         AAA         1,831,040
        4,100  0.000%, 8/15/21 (Pre-refunded 8/15/08)                        8/08 at 46.70         AAA         1,767,346
        4,800  0.000%, 8/15/24 (Pre-refunded 8/15/08)                        8/08 at 38.40         AAA         1,701,168
        5,500  0.000%, 8/15/26 (Pre-refunded 8/15/08)                        8/08 at 33.98         AAA         1,725,185
        5,500  0.000%, 8/15/27 (Pre-refunded 8/15/08)                        8/08 at 31.68         AAA         1,608,090
        5,600  0.000%, 8/15/28 (Pre-refunded 8/15/08)                        8/08 at 29.79         AAA         1,539,664
        6,100  0.000%, 8/15/30 (Pre-refunded 8/15/08)                        8/08 at 26.34         AAA         1,482,849
        6,200  0.000%, 8/15/31 (Pre-refunded 8/15/08)                        8/08 at 24.77         AAA         1,417,196

          640 Rockbridge County Industrial Development Authority,           7/11 at 105.00          B2           659,904
               Virginia, Horse Center Revenue Bonds, Series 2001A,
               7.400%, 7/15/21

        7,825 Rockbridge County Industrial Development Authority,           7/11 at 100.00          B2         7,829,852
               Virginia, Horse Center Revenue Refunding Bonds, Series
               2001C, 6.850%, 7/15/21

          725 Suffolk Industrial Development Authority, Virginia,           9/16 at 100.00         N/R           719,244
               Retirement Facilities First Mortgage Revenue Bonds, Lake
               Prince Center, Series 2006, 5.150%, 9/01/24 (WI/DD,
               Settling 8/30/06)

              Tobacco Settlement Financing Corporation of Virginia,
              Tobacco Settlement Asset-Backed Bonds, Series 2005:
       10,175  5.500%, 6/01/26                                              6/15 at 100.00         BBB        10,479,029
        8,800  5.625%, 6/01/37                                              6/15 at 100.00         BBB         9,139,152

              Virginia Beach Development Authority, Virginia, Residential
              Care Facility Mortgage Revenue Bonds, Westminster
              Canterbury on Chesapeake Bay, Series 2005:
          750  5.250%, 11/01/26                                            11/15 at 100.00         N/R           757,875
        4,000  5.375%, 11/01/32                                            11/15 at 100.00         N/R         4,056,400

        1,000 Virginia Gateway Community Development Authority, Prince      3/13 at 102.00         N/R         1,081,340
               William County, Special Assessment Bonds, Series 2003,
               6.375%, 3/01/30

          420 Virginia Small Business Financing Authority, Industrial         No Opt. Call         N/R           434,990
               Development Water Revenue Bonds, S.I.L. Clean Water, LLC
               Project, Series 1999, 7.250%, 11/01/09 (Alternative
               Minimum Tax)

              Winchester Industrial Development Authority, Virginia,
              Residential Care Facility Revenue Bonds,
              Westminster-Canterbury of Winchester Inc., Series 2005A:
        1,000  5.200%, 1/01/27                                              1/15 at 100.00         N/R         1,004,890
        2,000  5.300%, 1/01/35                                              1/15 at 100.00         N/R         2,013,400
---------------------------------------------------------------------------------------------------------------------------
      236,327 Total Virginia                                                                                 160,552,024
---------------------------------------------------------------------------------------------------------------------------
              Washington - 0.4%

       10,360 Seattle, Washington, Municipal Light and Power Revenue        8/14 at 100.00         AAA        10,391,080
               Bonds, Series 2004, 4.500%, 8/01/19 - FSA Insured

              Skagit County Public Hospital District 1, Washington,
              Revenue Bonds, Skagit Valley Hospital, Series 2005:
        1,150  5.375%, 12/01/22                                            12/15 at 100.00        Baa2         1,178,923
        1,500  5.500%, 12/01/30                                            12/15 at 100.00        Baa2         1,535,610

        2,855 Snohomish County, Washington, General Obligation Bonds,       6/16 at 100.00         AAA         2,992,611
               Series 2006, 5.000%, 12/01/21 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------------
       15,865 Total Washington                                                                                16,098,224
---------------------------------------------------------------------------------------------------------------------------
              West Virginia - 0.0%

          365 Ohio County Commission, West Virginia, Special District       3/16 at 100.00         N/R           368,613
               Excise Tax Revenue Bonds, Fort Henry Economic Development,
               Series 2006B, 5.625%, 3/01/36
---------------------------------------------------------------------------------------------------------------------------

----
40

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 1.1%

              Badger Tobacco Asset Securitization Corporation, Wisconsin,
              Tobacco Settlement Asset-Backed Bonds, Series 2002:
$       1,000  7.000%, 6/01/28                                              6/12 at 100.00         BBB     $       1,113,108
        7,025  6.375%, 6/01/32                                              6/12 at 100.00         BBB             7,517,099

        3,575 Green Bay Redevelopment Authority, Wisconsin, Industrial        No Opt. Call          B1             3,571,745
               Development Revenue Bonds, Fort James Project, Series
               1999, 5.600%, 5/01/19 (Alternative Minimum Tax)

          450 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,  12/14 at 101.00         N/R               447,546
               Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16

        1,065 Nekoosa, Wisconsin, Pollution Control Revenue Bonds,            No Opt. Call          B2             1,063,315
               Nekoosa Paper Inc. Project, Series 1999B, 5.500%, 7/01/15

          125 Nekoosa, Wisconsin, Pollution Control Revenue Bonds,            No Opt. Call          B2               123,554
               Nekoosa Papers Inc. Project, Series 1999A, 5.350%, 7/01/15

        1,405 Wisconsin Health and Educational Facilities Authority,       10/16 at 100.00         BBB             1,407,682
               General Revenue Bonds, Carroll College Project, Series
               2006, 5.000%, 10/01/26

          250 Wisconsin Health and Educational Facilities Authority,        7/11 at 100.00          A-               263,938
               Revenue Bonds, Agnesian Healthcare Inc., Series 2001,
               6.000%, 7/01/21

        1,035 Wisconsin Health and Educational Facilities Authority,        2/09 at 101.00        BBB+             1,068,863
               Revenue Bonds, Aurora Health Care Inc., Series 1999A,
               5.600%, 2/15/29

           65 Wisconsin Health and Educational Facilities Authority,        2/09 at 101.00        BBB+                67,512
               Revenue Bonds, Aurora Health Care Inc., Series 1999B,
               5.625%, 2/15/20

        2,500 Wisconsin Health and Educational Facilities Authority,        8/14 at 100.00         N/R             2,695,873
               Revenue Bonds, Beaver Dam Community Hospitals Inc., Series
               2004A, 6.750%, 8/15/34

        1,365 Wisconsin Health and Educational Facilities Authority,       10/11 at 100.00         BBB             1,459,975
               Revenue Bonds, Carroll College Inc., Series 2001, 6.250%,
               10/01/21

        2,250 Wisconsin Health and Educational Facilities Authority,        1/13 at 101.00         N/R             2,384,435
               Revenue Bonds, Community Memorial Hospital Inc. - Oconto
               Falls, Series 2003, 7.250%, 1/15/33

        2,500 Wisconsin Health and Educational Facilities Authority,        5/12 at 100.00         N/R (3)         2,911,098
               Revenue Bonds, Divine Savior Healthcare, Series 2002A,
               7.500%, 5/01/32 (Pre-refunded 5/01/12)

        6,100 Wisconsin Health and Educational Facilities Authority,        5/16 at 100.00         BBB             5,982,633
               Revenue Bonds, Divine Savior Healthcare, Series 2006,
               5.000%, 5/01/32

              Wisconsin Health and Educational Facilities Authority,
              Revenue Bonds, Southwest Health Center Inc., Series 2004A:
          875  6.125%, 4/01/24                                              4/14 at 100.00         N/R               893,942
        1,000  6.250%, 4/01/34                                              4/14 at 100.00         N/R             1,015,878

        2,800 Wisconsin Health and Educational Facilities Authority,        3/15 at 100.00        BBB-             2,807,334
               Revenue Bonds, Vernon Memorial Healthcare Inc., Series
               2005, 5.250%, 3/01/35

        2,000 Wisconsin Health and Educational Facilities Authority,        2/12 at 101.00           A             2,125,318
               Revenue Bonds, Wheaton Franciscan Services Inc., Series
               2002, 5.750%, 8/15/30
----------------------------------------------------------------------------------------------------------------------------
       37,385 Total Wisconsin                                                                                     38,920,848
----------------------------------------------------------------------------------------------------------------------------

----
41

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
July 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Wyoming - 0.6%

  $   20,500 Sweetwater County, Wyoming, Solid Waste Disposal Revenue     12/15 at 100.00        BBB- $   21,435,005
              Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
  $3,718,074 Total Long-Term Investments (cost $3,477,031,785) - 99.2%                                 3,593,085,756
--------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.4%

       1,900 California Department of Water Resources, Power Supply                              A-1+      1,900,000
              Revenue Bonds, Variable Rate Demand Obligations, Series
              2002B-5, 3.600%, 5/01/22 (4)

      11,000 Metropolitan Transportation Authority, New York,                                    A-1+     11,000,000
              Transportation Revenue Bonds, Variable Rate Demand
              Obligations, Series 2005G, 3.680%, 11/01/26 (4)
--------------------------------------------------------------------------------------------------------------------
  $   12,900 Total Short-Term Investments (cost $12,900,000)                                              12,900,000
--------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $3,489,931,785) - 99.6%                                           3,605,985,756
             ------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.4%                                                         16,178,681
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $3,622,164,437
             ------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (3) Backed by an escrow or trust containing sufficient U.S.
                Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
            (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            (5) Non-income producing, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
            (6) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
            (7) The Internal Revenue Service (the "IRS") has formally
                determined that the interest received from the bonds' coupon payments should be considered taxable. The issuer has stated that if they are not able to resolve this taxability matter with the IRS, or to have the IRS determination of taxability overturned, the issuer will take steps to ensure that the bondholders will be made whole with respect to any federal tax liability. The Adviser will continue to monitor the ongoing progress of this taxability matter and act in what it believes is in the best interest of shareholders.
            N/R Not rated.
          WI/DD  Purchased on a when-issued or delayed delivery basis.
          (ETM) Escrowed to maturity.
           (IF) Inverse floating rate investment.
              * Principal Amount rounds to less than $1,000.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At July 31, 2006, the cost of investments was $3,486,241,740.

           Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

    -----------------------------------------------------------------------
    Gross unrealized:
      Appreciation                                            $131,473,909
      Depreciation                                             (11,729,893)
    -----------------------------------------------------------------------
    Net unrealized appreciation (depreciation) of investments $119,744,016
    -----------------------------------------------------------------------

----
42

Portfolio of Investments (Unaudited)
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND
July 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
-----------------------------------------------------------------------------------------------------------------------
             Alabama - 2.6%

   $   1,635 Alabama State Board of Education, Revenue Bonds, Jefferson   10/14 at 101.00         Aaa     $   1,702,607
              State Community College, Series 2005, 5.000%, 10/01/23 -
              AMBAC Insured

         200 Alabama State Docks Department, Docks Facilities Revenue     10/06 at 102.00         AAA           204,610
              Bonds, Series 1996, 6.100%, 10/01/13 - MBIA Insured
              (Alternative Minimum Tax)

         400 Bayou La Batre Utilities Board, Alabama, Water and Sewer      3/07 at 102.00          AA           411,292
              Revenue Refunding and Improvement Bonds, Series 1997,
              5.750%, 3/01/27 - RAAI Insured

         100 Jefferson County, Alabama, Sewer Revenue Warrants, Series     2/07 at 101.00         AAA           102,026
              1997D, 5.750%, 2/01/27 (Pre-refunded 2/01/07) - FGIC
              Insured

       2,000 Sheffield, Alabama, Electric Revenue Bonds, Series 2003,      7/13 at 100.00         Aaa         2,140,200
              5.500%, 7/01/29 - AMBAC Insured

       5,000 Southeast Alabama Gas District, General System Revenue        6/10 at 102.00         Aaa         5,364,000
              Bonds, Series 2000A, 5.500%, 6/01/20 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
       9,335 Total Alabama                                                                                    9,924,735
-----------------------------------------------------------------------------------------------------------------------
             Alaska - 1.8%

       3,215 Alaska Industrial Development and Export Authority, Revenue  12/11 at 100.00         AAA         3,228,953
              Bonds, Lake Dorothy Hydroelectric Project, Series 2006,
              5.000%, 12/01/35 - AMBAC Insured (Alternative Minimum Tax)

       3,200 Anchorage, Alaska, Water Revenue Refunding Bonds, Series      9/09 at 101.00         AAA         3,422,688
              1999, 6.000%, 9/01/24 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
       6,415 Total Alaska                                                                                     6,651,641
-----------------------------------------------------------------------------------------------------------------------
             Arizona - 0.9%

       2,100 Arizona Health Facilities Authority, Hospital System         12/10 at 102.00         BBB (3)     2,394,882
              Revenue Bonds, John C. Lincoln Health Network, Series
              2000, 7.000%, 12/01/25 (Pre-refunded 12/01/10)

       1,050 Northern Arizona University, System Revenue Bonds, Series     6/14 at 100.00         AAA         1,145,372
              2003, 5.500%, 6/01/22 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------
       3,150 Total Arizona                                                                                    3,540,254
-----------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.9%

       2,000 Arkansas Development Finance Authority, State Facility       11/15 at 100.00         AAA         2,078,680
              Revenue Bonds, Department of Correction Special Needs Unit
              Project, Series 2005B, 5.000%, 11/01/25 - FSA Insured

       1,185 University of Arkansas, Monticello Campus, Revenue Bonds,    12/13 at 100.00         Aaa         1,221,214
              Series 2005, 5.000%, 12/01/30 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------
       3,185 Total Arkansas                                                                                   3,299,894
-----------------------------------------------------------------------------------------------------------------------
             California - 8.4%

       4,335 California Department of Water Resources, Power Supply        5/12 at 101.00         AAA         5,557,773
              Revenue Bonds, DRIVERS, Series 344, 8.669%, 5/01/14 (IF)

       5,500 California Department of Water Resources, Power Supply        5/12 at 101.00         Aaa         6,009,959
              Revenue Bonds, Series 2002A, 5.375%, 5/01/21 (Pre-refunded
              5/01/12)

       2,000 California Department of Water Resources, Power Supply        5/12 at 101.00          A2         2,231,780
              Revenue Bonds, Series 2002A, 6.000%, 5/01/14

             California State Public Works Board, Lease Revenue Bonds,
             Department of General Services, Series 2003D:
       1,350  5.500%, 6/01/17                                             12/13 at 100.00           A         1,462,982
       1,490  5.500%, 6/01/19                                             12/13 at 100.00           A         1,609,617

             California, General Obligation Bonds, Series 2004:
         875  5.000%, 2/01/19 - AMBAC Insured                              2/14 at 100.00         AAA           917,053
       1,000  5.200%, 4/01/26                                              4/14 at 100.00          A+         1,046,950

       3,000 California, General Obligation Bonds, Series 2005, 5.000%,    3/16 at 100.00          A+         3,069,150
              3/01/32

       8,000 Contra Costa Home Mortgage Finance Authority, California,       No Opt. Call         AAA         3,946,160
              Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17
              - MBIA Insured (ETM)

       3,500 Fresno Unified School District, Fresno County, California,      No Opt. Call         AAA         4,221,385
              General Obligation Bonds, Series 2002A, 6.000%, 8/01/26 -
              MBIA Insured

       1,740 Palmdale, California, Special Tax Bonds, Community            9/15 at 101.00         N/R         1,767,701
              Facilities District 2003-1, Anaverde Project, Series
              2005A, 5.350%, 9/01/30
-----------------------------------------------------------------------------------------------------------------------
      32,790 Total California                                                                                31,840,510
-----------------------------------------------------------------------------------------------------------------------

----
43

Portfolio of Investments (Unaudited)
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
July 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Colorado - 1.1%

 $     1,230 Colorado Educational and Cultural Facilities Authority,       9/15 at 100.00         AAA     $     1,292,386
              Charter School Revenue Bonds, Bromley School, Series 2005,
              5.125%, 9/15/25 - XLCA Insured

         860 Colorado Housing Finance Authority, Single Family Program     4/10 at 105.00          AA             874,035
              Senior Bonds, Series 2000D-2, 6.900%, 4/01/29 (Alternative
              Minimum Tax)

       1,850 Douglas County School District RE1, Douglas and Elbert       12/14 at 100.00         Aaa           2,064,378
              Counties, Colorado, General Obligation Bonds, Series 2004,
              5.750%, 12/15/23 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------
       3,940 Total Colorado                                                                                     4,230,799
-------------------------------------------------------------------------------------------------------------------------
             Connecticut - 1.7%

             Bridgeport, Connecticut, General Obligation Bonds, Series
             ROL-II-R-45:
       2,360  10.314%, 7/15/16 (Pre-refunded 7/15/10) (IF)                 7/10 at 101.00         AAA           3,010,841
       2,600  10.276%, 7/15/17 (Pre-refunded 7/15/10) (IF)                 7/10 at 101.00         AAA           3,317,028
-------------------------------------------------------------------------------------------------------------------------
       4,960 Total Connecticut                                                                                  6,327,869
-------------------------------------------------------------------------------------------------------------------------
             District of Columbia - 1.2%

       4,365 District of Columbia, Certificates of Participation, Series   1/14 at 100.00         AAA           4,701,629
              2003, 5.500%, 1/01/18 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
             Florida - 3.4%

       1,200 Escambia County Health Facilities Authority, Florida,           No Opt. Call          AA           1,281,984
              Revenue Bonds, Ascension Health Credit Group, Series
              2003A, 5.250%, 11/15/14

       3,510 Florida Housing Finance Corporation, Revenue Bonds, Wyndham   1/11 at 100.00         AAA           3,628,287
              Place Apartments, Series 2000W-1, 5.850%, 1/01/41 - FSA
              Insured (Alternative Minimum Tax)

       1,600 Jacksonville Port Authority, Florida, Seaport Revenue        11/10 at 100.00         Aaa           1,686,832
              Bonds, Series 2000, 5.625%, 11/01/26 - MBIA Insured
              (Alternative Minimum Tax)

       1,115 Jacksonville Port Authority, Florida, Seaport Revenue        11/10 at 100.00         Aaa           1,183,528
              Bonds, Series 2000, 5.625%, 11/01/26 (Pre-refunded
              11/01/10) - MBIA Insured (Alternative Minimum Tax)

       1,800 Nassau County, Florida, ICF/MR Revenue Bonds, GF/Amelia       1/07 at 100.00         N/R           1,804,374
              Island Properties Inc., Series 1993A, 9.750%, 1/01/23

       3,000 Sunrise, Florida, Utility System Revenue Refunding Bonds,       No Opt. Call         AAA           3,298,620
              Series 1998, 5.500%, 10/01/18 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
      12,225 Total Florida                                                                                     12,883,625
-------------------------------------------------------------------------------------------------------------------------
             Illinois - 8.5%

       1,000 Cary, Illinois, Special Service Area 1 Special Tax Bonds,     3/16 at 100.00          AA           1,009,440
              Series 2006, 5.000%, 3/01/30 - RAAI Insured

             Champaign, Illinois, General Obligation Public Safety Sales
             Tax Bonds, Series 1999:
       1,140  8.250%, 1/01/21 - FGIC Insured                                 No Opt. Call         AAA           1,585,307
       1,275  8.250%, 1/01/22 - FGIC Insured                                 No Opt. Call         AAA           1,793,555

       1,020 Chicago Board of Education, Illinois, General Obligation     12/14 at 100.00         AAA           1,111,984
              Bonds, DePriest Elementary School, Series 2004H, 5.500%,
              12/01/22 - MBIA Insured

       2,000 Illinois Development Finance Authority, Revenue Bonds,        9/06 at 102.00         AAA           2,043,560
              Presbyterian Home of Lake Forest, Series 1996B, 6.300%,
              9/01/22 (Pre-refunded 9/18/06) - FSA Insured

       4,000 Illinois Health Facilities Authority, Revenue Bonds,          8/07 at 101.00         Ba2 (3)       4,115,680
              Victory Health Services, Series 1997A, 5.750%, 8/15/27
              (Pre-refunded 8/15/07)

       3,320 Kane County, Illinois, Motor Fuel and Tax Alternative           No Opt. Call         AAA           3,650,506
              Revenue Source Bonds, Series 2004, 5.250%, 1/01/21 - FGIC
              Insured

       1,260 Markham, Illinois, Alternative Source Revenue Bonds, Series   4/15 at 100.00          AA           1,318,376
              2005A, 5.250%, 4/01/23 - RAAI Insured

       3,000 Metropolitan Pier and Exposition Authority, Illinois,           No Opt. Call         AAA           3,881,310
              Revenue Bonds, McCormick Place Hospitality Facility,
              Series 1996A, 7.000%, 7/01/26 (ETM)

       4,450 Regional Transportation Authority, Cook, DuPage, Kane,          No Opt. Call         AAA           5,351,748
              Lake, McHenry and Will Counties, Illinois, General
              Obligation Bonds, Series 2001A, 6.000%, 7/01/27 - FGIC
              Insured

       1,645 Warren Township School District 121, Lake County, Gurnee,     3/14 at 101.00         AAA           1,794,037
              Illinois, General Obligation Bonds, Series 2004C, 5.500%,
              3/01/22 - AMBAC Insured

----
44

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Illinois (continued)

 $     4,075 Will County School District 88A, Richland, Illinois,          1/15 at 100.00         Aaa $     4,323,657
              General Obligation Bonds, Series 2005A, 5.250%, 1/01/24 -
              FSA Insured
---------------------------------------------------------------------------------------------------------------------
      28,185 Total Illinois                                                                                31,979,160
---------------------------------------------------------------------------------------------------------------------
             Indiana - 3.0%

       2,805 DeKalb Eastern High School Building Corporation, Indiana,     1/12 at 100.00         AAA       3,075,318
              First Mortgage Bonds, Series 2003, 6.000%, 1/15/18 - FSA
              Insured

       1,235 Hendricks County Building Facilities Corporation, Indiana,    7/14 at 100.00         Aa3       1,337,826
              First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24

         660 Indiana Housing Finance Authority, Single Family Mortgage     1/10 at 100.00         Aaa         669,194
              Revenue Bonds, Series 2000C-3, 5.650%, 7/01/30
              (Alternative Minimum Tax)

       1,025 Indiana Transportation Finance Authority, Highway Revenue       No Opt. Call          AA       1,205,215
              Bonds, Series 1992A, 6.800%, 12/01/16

       1,815 Indiana Transportation Finance Authority, Highway Revenue     6/13 at 100.00         AAA       1,963,467
              Bonds, Series 2003A, 5.250%, 6/01/19 (Pre-refunded
              6/01/13) - FSA Insured

       1,805 Munster School Building Corporation, Lake County, Indiana,    1/16 at 100.00         AAA       1,921,874
              First Mortgage Bonds, Series 2005, 5.250%, 7/15/24 - FSA
              Insured

       1,000 Vigo County School Building Corporation, Indiana, First       1/13 at 100.00         AAA       1,046,920
              Mortgage Bonds, Series 2003, 5.250%, 7/10/24 - FSA Insured
---------------------------------------------------------------------------------------------------------------------
      10,345 Total Indiana                                                                                 11,219,814
---------------------------------------------------------------------------------------------------------------------
             Kansas - 0.7%

       2,585 Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA             12/11 at 104.50         Aaa       2,654,511
              Mortgage-Backed Securities Program Single Family Revenue
              Bonds, Series 2002A, 6.250%, 12/01/33 (Alternative Minimum
              Tax)
---------------------------------------------------------------------------------------------------------------------
             Kentucky - 1.2%

       2,200 Columbia, Kentucky, Educational Development Revenue Bonds,    4/11 at 101.00        BBB-       2,338,512
              Lindsey Wilson College Project, Series 2001, 6.250%,
              4/01/21

       2,000 Kentucky Economic Development Finance Authority, Hospital     4/08 at 102.00         BB-       2,020,460
              System Revenue Refunding and Improvement Bonds,
              Appalachian Regional Healthcare Inc., Series 1997, 5.875%,
              10/01/22
---------------------------------------------------------------------------------------------------------------------
       4,200 Total Kentucky                                                                                 4,358,972
---------------------------------------------------------------------------------------------------------------------
             Louisiana - 2.1%

         420 Calcasieu Parish Public Trust Authority, Louisiana, Single    4/10 at 105.00         Aaa         424,150
              Family Mortgage Revenue Bonds, Series 2000A, 7.000%,
              10/01/31 (Alternative Minimum Tax)

       2,525 Louisiana Local Government Environmental Facilities and      12/12 at 100.00         AAA       2,681,121
              Community Development Authority, Revenue Bonds, Baton
              Rouge Community College Facilities Corporation, Series
              2002, 5.375%, 12/01/21 - MBIA Insured

       4,750 Tobacco Settlement Financing Corporation, Louisiana,          5/11 at 101.00         BBB       4,888,130
              Tobacco Settlement Asset-Backed Bonds, Series 2001B,
              5.500%, 5/15/30
---------------------------------------------------------------------------------------------------------------------
       7,695 Total Louisiana                                                                                7,993,401
---------------------------------------------------------------------------------------------------------------------
             Maryland - 1.9%

       2,000 Maryland Energy Financing Administration, Solid Waste        12/06 at 102.00          A-       2,051,760
              Disposal Revenue Bonds, Baltimore Wheelabrator Water
              Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative
              Minimum Tax)

       5,000 University of Maryland, Auxiliary Facility and Tuition        4/13 at 100.00          AA       5,201,000
              Revenue Bonds, Series 2003A, 5.000%, 4/01/21
---------------------------------------------------------------------------------------------------------------------
       7,000 Total Maryland                                                                                 7,252,760
---------------------------------------------------------------------------------------------------------------------
             Massachusetts - 3.3%

       3,000 Massachusetts Industrial Finance Agency, Resource Recovery   12/08 at 102.00         BBB       3,088,770
              Revenue Refunding Bonds, Ogden Haverhill Project, Series
              1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

       5,000 Massachusetts, General Obligation Bonds, Consolidated Loan,   8/12 at 100.00         AAA       5,400,900
              Series 2002D, 5.375%, 8/01/21 (Pre-refunded 8/01/12) -
              MBIA Insured

       2,480 Massachusetts, General Obligation Bonds, Series 2003D,          No Opt. Call          AA       2,770,730
              5.500%, 10/01/18

----
45

Portfolio of Investments (Unaudited)
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
July 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Massachusetts (continued)

 $     1,000 Massachusetts, General Obligation Bonds, Series 2003D,       10/13 at 100.00          AA (3) $     1,080,070
              5.250%, 10/01/22 (Pre-refunded 10/01/13)
-------------------------------------------------------------------------------------------------------------------------
      11,480 Total Massachusetts                                                                               12,340,470
-------------------------------------------------------------------------------------------------------------------------
             Michigan - 3.6%

       2,755 Detroit City School District, Wayne County, Michigan,         5/13 at 100.00         AAA           2,870,875
              General Obligation Bonds, Series 2003B, 5.000%, 5/01/20 -
              FGIC Insured

       1,000 Detroit, Michigan, Sewer Disposal System Revenue Bonds,       7/16 at 100.00         AAA           1,031,120
              Second Lien, Series 2006B, 5.000%, 7/01/33 (WI/DD,
              Settling 8/10/06) - FGIC Insured

       2,000 Michigan State Hospital Finance Authority, Hospital Revenue   8/08 at 101.00         BB-           1,918,220
              Bonds, Detroit Medical Center Obligated Group, Series
              1998A, 5.250%, 8/15/23

       3,000 Michigan State Hospital Finance Authority, Revenue            8/06 at 100.00         BB-           3,001,500
              Refunding Bonds, Detroit Medical Center Obligated Group,
              Series 1993A, 6.500%, 8/15/18

       2,000 Michigan Strategic Fund, Collateralized Limited Obligation    9/11 at 100.00          A3           2,094,040
              Pollution Control Revenue Refunding Bonds, Fixed Rate
              Conversion, Detroit Edison Company, Series 1999C, 5.650%,
              9/01/29 (Alternative Minimum Tax)

       2,500 Michigan Strategic Fund, Limited Obligation Revenue          12/12 at 100.00         AAA           2,615,525
              Refunding Bonds, Detroit Edison Company, Series 2002C,
              5.450%, 12/15/32 - XLCA Insured (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
      13,255 Total Michigan                                                                                    13,531,280
-------------------------------------------------------------------------------------------------------------------------
             Minnesota - 0.3%

          70 Minnesota Housing Finance Agency, Single Family Remarketed    7/10 at 101.50         AA+              71,609
              Mortgage Bonds, Series 1997G, 6.000%, 1/01/18

       1,080 St. Paul Port Authority, Minnesota, Lease Revenue Bonds,     12/13 at 100.00         AA+           1,163,020
              Office Building at Cedar Street, Series 2003, 5.250%,
              12/01/20
-------------------------------------------------------------------------------------------------------------------------
       1,150 Total Minnesota                                                                                    1,234,629
-------------------------------------------------------------------------------------------------------------------------
             Missouri - 1.7%

       2,060 Howard Bend Levee District, Missouri, Levee District            No Opt. Call         AAA           2,320,199
              Improvement Bonds, Series 2005, 5.500%, 3/01/29 - XLCA
              Insured

       1,825 Missouri Housing Development Commission, Single Family        3/14 at 100.00         AAA           1,906,851
              Mortgage Revenue Bonds, Homeownership Loan Program, Series
              2004D, 5.500%, 9/01/34 (Alternative Minimum Tax)

       1,915 Sikeston, Missouri, Electric System Revenue Refunding           No Opt. Call         AAA           2,176,895
              Bonds, Series 1996, 6.000%, 6/01/14 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
       5,800 Total Missouri                                                                                     6,403,945
-------------------------------------------------------------------------------------------------------------------------
             New Hampshire - 2.9%

       5,500 New Hampshire Business Finance Authority, Pollution Control   5/12 at 101.00         AAA           5,880,709
              Revenue Refunding Bonds, Public Service Company of New
              Hampshire, Series 2001C, 5.450%, 5/01/21 - MBIA Insured

       4,905 New Hampshire Housing Finance Agency, Single Family           1/15 at 100.00         Aa2           5,202,439
              Mortgage Acquisition PAC Bonds, Series 2005D, 6.000%,
              1/01/35 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
      10,405 Total New Hampshire                                                                               11,083,148
-------------------------------------------------------------------------------------------------------------------------
             New Jersey - 4.2%

       1,335 Manalapan-Englishtown Regional Board of Education, New          No Opt. Call         Aaa           1,553,086
              Jersey, General Obligation Bonds, Series 2004, 5.750%,
              12/01/21 - FGIC Insured

       5,000 New Jersey Transportation Trust Fund Authority,                 No Opt. Call         AA-           5,614,100
              Transportation System Bonds, Series 2006A, 5.500%, 12/15/23

       3,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A,     No Opt. Call         AAA           3,340,950
              5.250%, 1/01/26 - FSA Insured

       1,500 New Jersey, General Obligation Bonds, Series 2005L, 5.250%,     No Opt. Call         AAA           1,653,735
              7/15/19 - AMBAC Insured

       2,000 Passaic Valley Water Commission, New Jersey, Water System       No Opt. Call         AAA           2,154,900
              Revenue Bonds, Series 2003, 5.000%, 12/15/19 - FSA Insured

----
46

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
------------------------------------------------------------------------------------------------------------------------
             New Jersey (continued)

 $     1,350 Tobacco Settlement Financing Corporation, New Jersey,         6/12 at 100.00         BBB $     1,412,735
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              5.750%, 6/01/32
------------------------------------------------------------------------------------------------------------------------
      14,185 Total New Jersey                                                                              15,729,506
------------------------------------------------------------------------------------------------------------------------
             New York - 10.6%

       1,000 Metropolitan Transportation Authority, New York, Dedicated   10/14 at 100.00         AAA       1,094,690
              Tax Fund Bonds, Series 1999A, 5.250%, 4/01/23
              (Pre-refunded 10/01/14) - FSA Insured

       4,000 Metropolitan Transportation Authority, New York, State        7/12 at 100.00         AA-       4,147,800
              Service Contract Refunding Bonds, Series 2002A, 5.125%,
              1/01/29

       2,700 New York City Transitional Finance Authority, New York,       5/10 at 101.00         Aa3       3,379,671
              Future Tax Secured Bonds, Residual Interest Certificates,
              Series 319, 9.863%, 11/01/17 (IF)

         115 New York City, New York, General Obligation Bonds, Fiscal     4/07 at 101.00         AAA         118,236
              Series 1997I, 6.250%, 4/15/27 (Pre-refunded 4/15/07)

       5,000 New York City, New York, General Obligation Bonds, Fiscal     8/12 at 100.00         AA-       5,453,750
              Series 2003A, 5.750%, 8/01/16

       3,500 New York City, New York, General Obligation Bonds, Fiscal     8/13 at 100.00         AA-       3,757,040
              Series 2004A, 5.500%, 8/01/20

          15 New York City, New York, General Obligation Bonds, Series     8/06 at 100.00         AA-          15,044
              1991B, 7.500%, 2/01/09

       3,500 New York State Tobacco Settlement Financing Corporation,      6/13 at 100.00         AAA       3,708,670
              Tobacco Settlement Asset-Backed and State Contingency
              Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/21 -
              AMBAC Insured

       5,000 New York State Urban Development Corporation, Service         1/11 at 100.00         AA-       5,305,900
              Contract Revenue Bonds, Correctional and Youth Facilities,
              Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

       2,125 New York State Urban Development Corporation, Special           No Opt. Call         AA-       2,340,071
              Project Revenue Bonds, University Facilities Grants,
              Series 1995, 5.500%, 1/01/19

       5,000 Port Authority of New York and New Jersey, Special Project      No Opt. Call         AAA       5,779,500
              Bonds, JFK International Air Terminal LLC, Sixth Series
              1997, 7.000%, 12/01/12 - MBIA Insured (Alternative Minimum
              Tax)

       5,000 Port Authority of New York and New Jersey, Special Project   10/06 at 102.00         N/R       5,085,850
              Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19
              (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
      36,955 Total New York                                                                                40,186,222
------------------------------------------------------------------------------------------------------------------------
             North Carolina - 0.6%

       1,800 North Carolina Eastern Municipal Power Agency, Power System     No Opt. Call         AAA       2,116,530
              Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 -
              FGIC Insured
------------------------------------------------------------------------------------------------------------------------
             Ohio - 0.7%

       2,435 American Municipal Power Ohio Inc., Genoa Village, Electric   2/14 at 100.00         AAA       2,549,835
              System Improvement Revenue Bonds, Series 2004, 5.250%,
              2/15/24 - AGC Insured
------------------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.3%

       1,730 Durant Community Facilities Authority, Bryan County,         11/14 at 100.00         AAA       1,917,117
              Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.750%,
              11/01/24 - XLCA Insured

       3,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding   12/08 at 100.00           B       3,011,940
              Bonds, American Airlines Inc., Series 2001B, 5.650%,
              12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
       4,730 Total Oklahoma                                                                                 4,929,057
------------------------------------------------------------------------------------------------------------------------
             Oregon - 0.6%

       2,170 Marion County Housing Authority, Oregon, Senior Lien         10/06 at 105.00         AAA       2,290,305
              Multifamily Housing Revenue Bonds, Elliot Residence,
              Series 1995, 7.500%, 10/20/37 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 2.4%

       1,100 Allegheny County Hospital Development Authority,             11/10 at 102.00         AAA       1,224,256
              Pennsylvania, Insured Revenue Bonds, West Penn Allegheny
              Health System, Series 2000A, 6.500%, 11/15/30 - MBIA
              Insured

       5,935 Delaware River Port Authority, New Jersey and Pennsylvania,   1/08 at 100.00         AAA       6,995,109
              Revenue Bonds, DRIVERS Series 144, Inverse Floaters,
              9.309%, 1/01/15 - FSA Insured (IF)

         375 Falls Township Hospital Authority, Pennsylvania,              8/06 at 100.00         AAA         377,524
              FHA-Insured Revenue Refunding Bonds, Delaware Valley
              Medical Center, Series 1992, 7.000%, 8/01/22

----
47

Portfolio of Investments (Unaudited)
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
July 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Pennsylvania (continued)

 $       615 Philadelphia Redevelopment Authority, Pennsylvania,          10/13 at 100.00           A     $       601,993
              Multifamily Housing Revenue Bonds, Pavilion Apartments,
              Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
       8,025 Total Pennsylvania                                                                                 9,198,882
-------------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 1.7%

       1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA           1,042,700
              Series 2005RR, 5.000%, 7/01/25 - XLCA Insured

       3,000 Puerto Rico Housing Finance Authority, Capital Fund Program  12/13 at 100.00          AA           3,118,260
              Revenue Bonds, Series 2003, 5.000%, 12/01/20

       2,000 Puerto Rico, General Obligation and Public Improvement          No Opt. Call         AAA           2,337,080
              Refunding Bonds, Series 1997, 6.500%, 7/01/14 - MBIA
              Insured
-------------------------------------------------------------------------------------------------------------------------
       6,000 Total Puerto Rico                                                                                  6,498,040
-------------------------------------------------------------------------------------------------------------------------
             South Carolina - 2.1%

         200 Greenville, South Carolina, Hospital Facilities Revenue         No Opt. Call         AA-             226,336
              Bonds, Series 1990, 6.000%, 5/01/20

             Greenwood County, South Carolina, Hospital Revenue Bonds,
             Self Memorial Hospital, Series 2001:
       2,500  5.500%, 10/01/26                                            10/11 at 100.00           A           2,604,000
       3,250  5.500%, 10/01/31                                            10/11 at 100.00           A           3,371,583

       1,000 Newberry County, South Carolina, Special Source Revenue      12/15 at 100.00          AA           1,046,100
              Bonds, Newberry County Memorial Hospital, Series 2005,
              5.250%, 12/01/29 - RAAI Insured

         500 South Carolina Education Assistance Authority, Guaranteed     9/06 at 100.00           A             500,600
              Student Loan Revenue Refunding Bonds, Series 1994, 6.300%,
              9/01/08 (Alternative Minimum Tax)

          80 South Carolina Housing Finance and Development Authority,    11/06 at 102.00         Aa2              81,761
              Mortgage Revenue Bonds, Series 1996A, 6.350%, 7/01/25
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
       7,530 Total South Carolina                                                                               7,830,380
-------------------------------------------------------------------------------------------------------------------------
             South Dakota - 1.6%

       5,880 South Dakota Education Loans Inc., Revenue Bonds,             6/08 at 102.00          A2           6,103,968
              Subordinate Series 1998-1K, 5.600%, 6/01/20 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
             Tennessee - 5.0%

       2,435 Knox County Health, Educational and Housing Facilities        4/12 at 101.00        Baa3           2,632,552
              Board, Tennessee, Hospital Revenue Bonds, Baptist Health
              System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

       8,115 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/10 at 101.00         AAA           8,681,180
              Revenue Bonds, Series 1999D, 6.000%, 3/01/24 - AMBAC
              Insured (Alternative Minimum Tax)

         860 Shelby County Health, Educational and Housing Facilities      8/07 at 105.00         N/R (3)         946,370
              Board, Tennessee, ICF/MR Revenue Bonds, Open Arms
              Developmental Centers, Series 1992A, 9.750%, 8/01/19
              (Pre-refunded 8/01/07)

         870 Shelby County Health, Educational and Housing Facilities      8/07 at 105.00         N/R (3)         957,374
              Board, Tennessee, ICF/MR Revenue Bonds, Open Arms
              Developmental Centers, Series 1992C, 9.750%, 8/01/19
              (Pre-refunded 8/01/07)

       5,400 Shelby County Health, Educational and Housing Facilities      7/09 at 102.00         N/R           5,616,972
              Board, Tennessee, Revenue Bonds, St. Jude's Children's
              Research Foundation, Series 1999, 5.375%, 7/01/29
-------------------------------------------------------------------------------------------------------------------------
      17,680 Total Tennessee                                                                                   18,834,448
-------------------------------------------------------------------------------------------------------------------------
             Texas - 7.8%

       3,115 Central Texas Regional Mobility Authority, Travis and         1/15 at 100.00         AAA           3,219,695
              Williamson Counties, Toll Road Revenue Bonds, Series 2005,
              5.000%, 1/01/23 - FGIC Insured

       1,190 Fort Worth, Texas, General Obligation Bonds, Series 2003,     3/13 at 100.00         AAA           1,231,757
              5.000%, 3/01/21 - FGIC Insured

             Gregg County Health Facilities Development Corporation,
             Texas, Hospital Revenue Bonds, Good Shepherd Medical Center
             Project, Series 2000:
       3,250  6.375%, 10/01/25 - RAAI Insured                             10/10 at 101.00          AA           3,545,392
       3,000  6.375%, 10/01/29 - RAAI Insured                             10/10 at 101.00          AA           3,272,670

       5,250 Harlingen Independent School District, Cameron County,        8/09 at 100.00         AAA           5,509,140
              Texas, Unlimited Tax School Building Bonds, Series 1999,
              5.500%, 8/15/26 (Pre-refunded 8/15/09)

----
48

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Texas (continued)

 $     3,150 Sam Rayburn Municipal Power Agency, Texas, Power Supply      10/12 at 100.00        Baa2     $     3,312,572
              System Revenue Refunding Bonds, Series 2002A, 6.000%,
              10/01/21

       4,000 Tarrant County Health Facilities Development Corporation,    11/10 at 101.00          A+ (3)       4,476,200
              Texas, Hospital Revenue Bonds, Adventist Health System -
              Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30
              (Pre-refunded 11/15/10)

       3,020 Tom Green County Health Facilities Development Corporation,   5/11 at 101.00        Baa3           3,267,217
              Texas, Hospital Revenue Bonds, Shannon Health System
              Project, Series 2001, 6.750%, 5/15/21

       1,500 Wichita Falls, Wichita County, Texas, Priority Lien Water     8/11 at 100.00         AAA           1,585,875
              and Sewerage System Revenue Bonds, Series 2001, 5.375%,
              8/01/20 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
      27,475 Total Texas                                                                                       29,420,518
-------------------------------------------------------------------------------------------------------------------------
             Virginia - 0.8%

       3,000 Prince William County Park Authority, Virginia, Park         10/09 at 101.00          A3           3,185,940
              Facilities Revenue Refunding and Improvement Bonds, Series
              1999, 6.000%, 10/15/28
-------------------------------------------------------------------------------------------------------------------------
             Washington - 4.1%

       2,405 Franklin County Public Utility District 1, Washington,        9/12 at 100.00         AAA           2,603,966
              Electric Revenue Refunding Bonds, Series 2002, 5.625%,
              9/01/20 - MBIA Insured

       5,000 Port of Seattle, Washington, Special Facility Revenue         3/10 at 101.00         AAA           5,348,850
              Bonds, Terminal 18, Series 1999B, 6.000%, 9/01/20 - MBIA
              Insured (Alternative Minimum Tax)

       1,920 Washington State Healthcare Facilities Authority, Revenue     1/11 at 102.00         Aa3           2,029,939
              Bonds, Sea-Mar Community Health Centers, Series 2001,
              5.750%, 1/01/26

       5,105 Washington State Tobacco Settlement Authority, Tobacco        6/13 at 100.00         BBB           5,566,339
              Settlement Asset-Backed Revenue Bonds, Series 2002,
              6.500%, 6/01/26
-------------------------------------------------------------------------------------------------------------------------
      14,430 Total Washington                                                                                  15,549,094
-------------------------------------------------------------------------------------------------------------------------
             Wisconsin - 2.5%

       2,540 Badger Tobacco Asset Securitization Corporation, Wisconsin,   6/12 at 100.00         BBB           2,700,655
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              6.125%, 6/01/27

       3,500 Madison, Wisconsin, Industrial Development Revenue            4/12 at 100.00         AA-           3,717,070
              Refunding Bonds, Madison Gas and Electric Company
              Projects, Series 2002A, 5.875%, 10/01/34 (Alternative
              Minimum Tax)

       2,760 Manitowoc, Wisconsin, Power System Revenue Bonds, Series     10/14 at 100.00         Aaa           2,871,449
              2004, 5.000%, 10/01/23 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------
       8,800 Total Wisconsin                                                                                    9,289,174
-------------------------------------------------------------------------------------------------------------------------
             Wyoming - 0.3%

       1,000 Wyoming Loan and Investment Board, Capital Facilities        10/14 at 100.00          AA           1,037,600
              Revenue Bonds, Series 2005, 5.000%, 10/01/24
-------------------------------------------------------------------------------------------------------------------------
 $   344,560 Total Long-Term Investments (cost $353,927,832) - 97.5%                                          368,202,545
-------------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.8%

       3,000 University of Toledo, Ohio, General Receipts Variable Rate                          A-1+           3,000,000
              Demand Obligations, Series 2002, 3.680%, 6/01/32 - FGIC
              Insured (4)
-------------------------------------------------------------------------------------------------------------------------
 $     3,000 Total Short-Term Investments (cost $3,000,000)                                                     3,000,000
-------------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $356,927,832) - 98.3%                                                    371,202,545
             -----------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.7%                                                               6,603,678
             -----------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                            $   377,806,223
             -----------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
            (3) Backed by an escrow or trust containing sufficient U.S.
                Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            N/R Not rated.

----
49

Portfolio of Investments (Unaudited)
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
July 31, 2006

          WI/DD  Purchased on a when-issued or delayed delivery basis.
          (ETM) Escrowed to maturity.
           (IF) Inverse floating rate investment.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At July 31, 2006, the cost of investments was $356,754,396.

           Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $16,055,773
       Depreciation                                             (1,607,624)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $14,448,149
     ----------------------------------------------------------------------

----
50

Portfolio of Investments (Unaudited)
NUVEEN INSURED MUNICIPAL BOND FUND
July 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Alabama - 4.7%

 $    10,000 Alabama Incentives Financing Authority, Special Obligation   10/09 at 102.00         AAA $    10,777,600
              Bonds, Series 1999A, 6.000%, 10/01/29 - AMBAC Insured

       5,000 Houston County Health Care Authority, Alabama, Revenue       10/09 at 101.00         Aaa       5,390,150
              Bonds, Series 2000, 6.125%, 10/01/25 (Pre-refunded
              10/01/09) - AMBAC Insured

       1,465 Montgomery, Alabama, General Obligation Warrants, Series      5/12 at 101.00         AAA       1,570,202
              2003, 5.250%, 5/01/20 - AMBAC Insured

       9,000 University of Alabama, Birmingham, Hospital Revenue Bonds,    9/10 at 101.00         AAA       9,681,480
              Birmingham Hospital, Series 2000A, 5.875%, 9/01/31 - MBIA
              Insured

       4,000 University of Alabama, Tuscaloosa, General Revenue Bonds,     7/14 at 100.00         AAA       4,133,160
              Series 2004A, 5.000%, 7/01/29 - MBIA Insured

      12,255 Walker County, Alabama, General Obligation Bonds, Series       8/12 at 77.49         AAA       7,318,563
              2002, 0.000%, 2/01/32 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      41,720 Total Alabama                                                                                 38,871,155
---------------------------------------------------------------------------------------------------------------------
             Alaska - 0.6%

       4,500 Alaska Industrial Development and Export Authority,           4/07 at 102.00         AAA       4,644,135
              Revolving Fund Bonds, Series 1997A, 5.900%, 4/01/17 - MBIA
              Insured (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Arizona - 0.7%

       1,000 Phoenix Civic Improvement Corporation, Arizona, Junior Lien   7/14 at 100.00         AAA       1,040,050
              Wastewater System Revenue Bonds, Series 2004, 5.000%,
              7/01/24 - MBIA Insured

       4,970 Phoenix Industrial Development Authority, Arizona, GNMA       6/11 at 102.00         Aaa       5,181,871
              Collateralized Multifamily Housing Revenue Bonds,
              Campaigne Place on Jackson, Series 2001, 5.800%, 6/20/41
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       5,970 Total Arizona                                                                                  6,221,921
---------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.1%

       2,000 University of Arkansas, Fayetteville, Revenue Bonds,         11/14 at 100.00         Aaa       2,068,840
              Medical Sciences Campus, Series 2004B,
              5.000%, 11/01/26 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
             California - 15.4%

       5,000 California Department of Veterans Affairs, Home Purchase      6/12 at 101.00         AAA       5,277,700
              Revenue Bonds, Series 2002A, 5.350%, 12/01/27 - AMBAC
              Insured

       1,000 California Department of Water Resources, Water System       12/14 at 100.00         AAA       1,036,120
              Revenue Bonds, Central Valley Project, Series 2005AC,
              5.000%, 12/01/27 - MBIA Insured

       1,340 California Educational Facilities Authority, Revenue Bonds,  10/15 at 100.00         Aaa       1,436,051
              Occidental College, Series 2005A, 5.250%, 10/01/24 - MBIA
              Insured

       1,000 California Educational Facilities Authority, Revenue Bonds,  11/15 at 100.00          A2       1,017,340
              University of the Pacific, Series 2006, 5.000%, 11/01/30

       1,000 California Health Facilities Financing Authority, Revenue    11/15 at 100.00          A3       1,015,150
              Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%,
              11/15/27

       4,285 California Health Facilities Financing Authority, Revenue     4/16 at 100.00          A+       4,333,206
              Bonds, Kaiser Permanante System, Series 2006, 5.000%,
              4/01/37

       5,000 California State Public Works Board, Lease Revenue Bonds,     3/12 at 100.00         AAA       5,123,250
              Department of General Services, Series 2002B, 5.000%,
              3/01/27 - AMBAC Insured

       2,250 California State University, Systemwide Revenue Bonds,        5/15 at 100.00         AAA       2,342,858
              Series 2005A, 5.000%, 11/01/25 - AMBAC Insured

       5,000 California, General Obligation Bonds, Series 2003, 5.000%,    8/13 at 100.00          A+       5,089,500
              2/01/32

       4,500 California, General Obligation Bonds, Series 2004, 5.000%,   12/14 at 100.00         AAA       4,637,295
              6/01/31 - AMBAC Insured

       1,385 Fullerton Public Financing Authority, California, Tax         9/15 at 100.00         AAA       1,431,411
              Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 -
              AMBAC Insured

       1,525 Hayward Redevelopment Agency, California, Downtown            3/16 at 100.00         AAA       1,564,055
              Redevelopment Project Tax Allocation Bonds, Series 2006,
              5.000%, 3/01/36-XLCA Insured

       6,000 Los Angeles Community Redevelopment Agency, California, Tax  12/14 at 100.00         AAA       6,212,520
              Allocation Bonds, Bunker Hill Project, Series 2004A,
              5.000%, 12/01/24 - FSA Insured

----
51

Portfolio of Investments (Unaudited)
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
July 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             California (continued)

 $     2,790 Los Angeles County Metropolitan Transportation Authority,     7/15 at 100.00         AAA $     2,915,411
              California, Proposition A First Tier Senior Sales Tax
              Revenue Bonds, Series 2005A, 5.000%, 7/01/24 - AMBAC
              Insured

       5,025 Los Angeles County Sanitation Districts Financing            10/15 at 100.00         AAA       5,236,653
              Authority, California, Capital Projects Revenue Bonds,
              District 14, Series 2005, 5.000%, 10/01/26 - FGIC Insured

       5,470 Los Angeles Harbors Department, California, Revenue Bonds,    8/16 at 102.00         AAA       5,687,980
              Series 2006A, 5.000%, 8/01/22 - FGIC Insured (Alternative
              Minimum Tax)

       8,000 Oakland, California, Insured Revenue Bonds, 1800 Harrison     1/10 at 100.00         AAA       8,591,840
              Foundation-Kaiser Permanente, Series 1999A, 6.000%,
              1/01/29 (Pre-refunded 1/01/10) - AMBAC Insured

       2,355 Oakland, California, Sewerage Revenue Bonds, Series 2004A,    6/14 at 100.00         AAA       2,447,245
              5.000%, 6/15/25 - FSA Insured

      13,750 Ontario Redevelopment Financing Authority, San Bernardino     8/06 at 100.00         AAA      14,112,174
              County, California, Revenue Bonds, Redevelopment Project
              1, Series 1993, 5.800%, 8/01/23 - MBIA Insured (ETM)

      10,000 Orange County Sanitation District, California, Certificates   8/13 at 100.00         AAA      10,510,400
              of Participation, Series 2003, 5.250%, 2/01/27 - FGIC
              Insured

       2,035 Redding, California, Electric System Revenue Certificates     6/15 at 100.00         AAA       2,091,186
              of Participation, Series 2005, 5.000%, 6/01/30 - FGIC
              Insured

       2,500 Sacramento County Sanitation District Financing Authority,   12/15 at 100.00         AAA       2,576,875
              California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21
              - FGIC Insured

      10,000 San Diego County Water Authority, California, Water Revenue   5/15 at 100.00         AAA      10,302,900
              Certificates of Participation, Series 2004A, 5.000%,
              5/01/30 - FSA Insured

       1,500 San Diego Unified Port District, California, Revenue Bonds,   9/14 at 100.00         AAA       1,542,615
              Series 2004B, 5.000%, 9/01/29 - MBIA Insured

       6,995 San Francisco Airports Commission, California, Revenue        5/11 at 100.00         AAA       7,149,100
              Refunding Bonds, San Francisco International Airport,
              Second Series 2001, Issue 27A, 5.250%, 5/01/31 - MBIA
              Insured (Alternative Minimum Tax)

       8,390 San Joaquin Hills Transportation Corridor Agency, Orange        No Opt. Call         AAA       3,653,426
              County, California, Toll Road Revenue Bonds, Series 1997A,
              0.000%, 1/15/24 - MBIA Insured

       3,450 San Jose Unified School District, Santa Clara County,         8/15 at 100.00         AAA       3,593,348
              California, General Obligation Bonds, Series 2005B,
              5.000%, 8/01/26 - FGIC Insured

       5,000 San Luis Obispo County, California, Certificates of          10/12 at 100.00         AAA       5,126,900
              Participation, New County Government Center, Series 2002A,
              5.000%, 10/15/27 - MBIA Insured

       2,000 Walnut Energy Center Authority, California, Electric          1/14 at 100.00         AAA       2,047,820
              Revenue Bonds, Turlock Irrigation District, Series 2004A,
              5.000%, 1/01/34 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
     128,545 Total California                                                                             128,102,329
---------------------------------------------------------------------------------------------------------------------
             Colorado - 3.8%

             Broomfield, Colorado, Master Facilities Lease Purchase
             Agreement, Certificates of Participation, Series 1999:
       5,030  5.875%, 12/01/19 - AMBAC Insured                            12/09 at 100.00         Aaa       5,330,442
       5,000  6.000%, 12/01/29 - AMBAC Insured                            12/09 at 100.00         Aaa       5,305,650

       2,140 Colorado Educational and Cultural Facilities Authority,       9/15 at 100.00         AAA       2,249,889
              Charter School Revenue Bonds, Bromley School, Series 2005,
              5.250%, 9/15/32 - XLCA Insured

      10,000 Colorado Health Facilities Authority, Hospital Improvement    5/09 at 101.00         AAA      10,595,300
              Revenue Bonds, NCMC Inc., Series 1999, 5.750%, 5/15/24
              (Pre-refunded 5/15/09) - FSA Insured

       3,750 E-470 Public Highway Authority, Colorado, Senior Revenue       9/10 at 65.63         AAA       2,090,175
              Bonds, Series 2000B, 0.000%, 9/01/17 (Pre-refunded
              9/01/10) - MBIA Insured

       1,095 El Paso County, Colorado, GNMA Collateralized Mortgage       12/12 at 100.00         Aaa       1,112,290
              Revenue Bonds, Stetson Meadows Project, Series 2002A,
              5.100%, 12/20/22 (Alternative Minimum Tax)

       2,785 Mesa County Valley School District 51, Grand Junction,       12/14 at 100.00         Aaa       2,909,239
              Colorado, General Obligation Bonds, Series 2004A, 5.000%,
              12/01/23 - MBIA Insured

       1,650 University of Colorado, Enterprise System Revenue Bonds,      6/15 at 100.00         AAA       1,717,419
              Series 2005, 5.000%, 6/01/26 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------
      31,450 Total Colorado                                                                                31,310,404
---------------------------------------------------------------------------------------------------------------------

----
52

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Connecticut - 0.5%

 $     4,250 Connecticut, Special Tax Obligation Transportation            7/15 at 100.00         AAA $     4,444,225
              Infrastructure Bonds, Series 2004A, 5.000%, 7/01/24 -
              AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
             Florida - 3.5%

       1,395 Florida Housing Finance Corporation, Homeowner Mortgage       1/10 at 100.00         AAA       1,419,594
              Revenue Bonds, Series 2000-4 , 6.250%, 7/01/22 - FSA
              Insured (Alternative Minimum Tax)

       3,930 Florida Housing Finance Corporation, Housing Revenue Bonds,   8/10 at 100.00         AAA       4,085,785
              Sundance Pointe Apartments, Series 2000N-1, 6.050%,
              2/01/41 - FSA Insured (Alternative Minimum Tax)

       5,980 Miami-Dade County Housing Finance Authority, Florida,         1/11 at 102.00         AAA       6,519,336
              Multifamily Housing Revenue Bonds, Sunset Bay Apartments,
              Series 2000-5A, 6.050%, 1/01/41 - FSA Insured (Alternative
              Minimum Tax)

             Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
             International Airport, Series 2002:
       3,500  5.250%, 10/01/22 - FGIC Insured (Alternative Minimum Tax)   10/12 at 100.00         AAA       3,640,735
       6,350  5.375%, 10/01/27 - FGIC Insured (Alternative Minimum Tax)   10/12 at 100.00         AAA       6,622,987

             Palm Beach County Housing Finance Authority, Florida,
             Multifamily Housing Revenue Bonds, Pinnacle Palms
             Apartments, Series 2001A:
         970  5.550%, 7/01/21 - FSA Insured (Alternative Minimum Tax)      7/11 at 100.00         AAA       1,003,155
       2,505  5.750%, 7/01/37 - FSA Insured (Alternative Minimum Tax)      7/11 at 100.00         AAA       2,590,846

       3,000 Tallahassee, Florida, Energy System Revenue Bonds, Series    10/15 at 100.00         AAA       3,098,940
              2005, 5.000%, 10/01/30 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      27,630 Total Florida                                                                                 28,981,378
---------------------------------------------------------------------------------------------------------------------
             Georgia - 3.3%

       2,000 Atlanta and Fulton County Recreation Authority, Georgia,     12/15 at 100.00         AAA       2,071,540
              Guaranteed Revenue Bonds, Park Improvement, Series 2005A,
              5.000%, 12/01/30 - MBIA Insured

       4,955 Cobb County Development Authority, Georgia, University        7/14 at 100.00         Aaa       5,296,053
              Facilities Revenue Bonds, Kennesaw State University,
              Series 2004C, 5.250%, 7/15/24 - MBIA Insured

       1,085 Columbus, Georgia, Water and Sewerage Revenue Bonds, Series   5/14 at 100.00         AAA       1,126,924
              2005, 5.000%, 5/01/25 - MBIA Insured

             Fulton County Development Authority, Georgia, Revenue
             Bonds, Georgia Tech Molecular Science Building, Series 2004:
       1,250  5.250%, 5/01/21 - MBIA Insured                               5/14 at 100.00         AAA       1,335,975
       2,490  5.250%, 5/01/23 - MBIA Insured                               5/14 at 100.00         AAA       2,659,569
       2,440  5.000%, 5/01/36 - MBIA Insured                               5/14 at 100.00         AAA       2,511,663

             Marietta Development Authority, Georgia, First Mortgage
             Revenue Bonds, Life College Inc., Series 1995A:
       3,020  5.950%, 9/01/19 - FSA Insured                                9/06 at 101.00         AAA       3,084,447
       6,180  6.250%, 9/01/25 - FSA Insured                                9/06 at 101.00         AAA       6,314,971

       2,250 Oconee County Industrial Development Authority, Georgia,      7/13 at 100.00         Aaa       2,359,485
              Revenue Bonds, University of Georgia Office of Information
              and Instructional Technology, Series 2003, 5.250%, 7/01/23
              - XLCA Insured

       1,000 Richmond County Development Authority, Georgia, Revenue       7/15 at 100.00         Aaa       1,030,790
              Bonds, Augusta State University, Jaguar Student Center
              Project, Series 2005A, 5.000%, 7/01/29 - XLCA Insured
---------------------------------------------------------------------------------------------------------------------
      26,670 Total Georgia                                                                                 27,791,417
---------------------------------------------------------------------------------------------------------------------
             Hawaii - 0.9%

       3,300 Hawaii, General Obligation Bonds, ROL-SER II-R-153, 8.740%,   2/12 at 100.00         AAA       3,976,335
              2/01/21 - FSA Insured (IF)

       3,065 Hawaii, General Obligation Bonds, Series 2004DE, 5.000%,     10/14 at 100.00         AAA       3,184,504
              10/01/24 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
       6,365 Total Hawaii                                                                                   7,160,839
---------------------------------------------------------------------------------------------------------------------
             Idaho - 0.3%

             Idaho Housing and Finance Association, Grant and Revenue
             Anticipation Bonds, Federal Highway Trust Funds, Series
             2006:
       1,000  5.000%, 7/15/23 - MBIA Insured                               7/16 at 100.00         Aaa       1,045,880
       1,065  5.000%, 7/15/24 - MBIA Insured                               7/16 at 100.00         Aaa       1,112,116
---------------------------------------------------------------------------------------------------------------------
       2,065 Total Idaho                                                                                    2,157,996
---------------------------------------------------------------------------------------------------------------------

----
53

Portfolio of Investments (Unaudited)
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
July 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Illinois - 5.6%

 $     9,000 Chicago, Illinois, Second Lien General Airport Revenue        1/10 at 101.00         AAA $     9,407,070
              Refunding Bonds, O'Hare International Airport, Series
              1999, 5.500%, 1/01/18 - AMBAC Insured (Alternative Minimum
              Tax)

       2,875 Chicago, Illinois, Third Lien General Airport Revenue         1/16 at 100.00         AAA       3,055,924
              Bonds, O'Hare International Airport, Series 2005A, 5.250%,
              1/01/24 - MBIA Insured

       3,000 Chicago, Illinois, Third Lien General Airport Revenue         1/12 at 100.00         AAA       3,195,420
              Refunding Bonds, O'Hare International Airport, Series
              2002A, 5.750%, 1/01/19 - MBIA Insured (Alternative Minimum
              Tax)

       2,930 Cicero, Cook County, Illinois, General Obligation Corporate  12/06 at 100.00         AAA       2,954,202
              Purpose Bonds, Series 1994A, 6.400%, 12/01/14 - MBIA
              Insured

       1,945 Illinois Development Finance Authority, Local Government      1/12 at 100.00         AAA       2,037,193
              Program Revenue Bonds, O'Fallon Project, Series 2002,
              5.250%, 1/01/24 - FGIC Insured

       6,500 Illinois Development Finance Authority, Revenue Bonds,       11/10 at 101.00         AAA       7,005,830
              Adventist Health System - Sunbelt Obligated Group, Series
              1997A, 5.875%, 11/15/20 - MBIA Insured

       4,000 Illinois Toll Highway Authority, State Toll Highway           7/16 at 100.00         AAA       4,163,280
              Authority Revenue Bonds, Series 2006, 5.000%, 1/01/26 -
              FSA Insured

       2,705 Illinois, General Obligation Bonds, Illinois FIRST Program,  12/10 at 100.00         AAA       2,856,669
              Series 2000, 5.400%, 12/01/20 - MBIA Insured

       8,025 Metropolitan Pier and Exposition Authority, Illinois,           No Opt. Call         AAA       3,917,404
              Revenue Refunding Bonds, McCormick Place Expansion
              Project, Series 1996A, 0.000%, 12/15/21 - MBIA Insured

       8,000 University of Illinois, Certificates of Participation,        8/11 at 100.00         AAA       8,440,080
              Utility Infrastructure Projects, Series 2001A,
              5.000%, 8/15/21 (Pre-refunded 8/15/11) - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
      48,980 Total Illinois                                                                                47,033,072
---------------------------------------------------------------------------------------------------------------------
             Indiana - 5.0%

             Boone County Hospital Association, Indiana, Lease Revenue
             Bonds, Series 2001:
       3,190  5.500%, 1/15/21 (Pre-refunded 7/15/11) - FGIC Insured        7/11 at 100.00         AAA       3,427,272
       8,605  5.500%, 1/15/26 (Pre-refunded 7/15/11) - FGIC Insured        7/11 at 100.00         AAA       9,245,040

       4,000 Huntington Countywide School Building Corporation II,         7/12 at 100.00         AAA       4,160,600
              Indiana, First Mortgage Bonds, Series 2002,
              5.125%, 7/15/22 - MBIA Insured

             Indiana Housing Finance Authority, Single Family Mortgage
             Revenue Bonds, Series 1997B-2:
         280  6.000%, 7/01/16 (Alternative Minimum Tax)                    1/07 at 101.50         Aaa         285,141
       1,605  6.125%, 1/01/27 (Alternative Minimum Tax)                    1/07 at 101.50         Aaa       1,637,148

      11,915 Indianapolis Local Public Improvement Bond Bank, Indiana,     7/12 at 100.00         AAA      12,727,840
              Waterworks Project, Series 2002A, 5.125%, 7/01/27
              (Pre-refunded 7/01/12) - MBIA Insured

       6,085 Indianapolis Local Public Improvement Bond Bank, Indiana,     7/12 at 100.00         AAA       6,276,556
              Waterworks Project, Series 2002A, 5.125%, 7/01/27 - MBIA
              Insured

       3,000 Portage Township Multi-School Building Corporation, Porter    7/12 at 100.00         AAA       3,152,070
              County, Indiana, First Mortgage Bonds, Series 2002,
              5.125%, 7/15/22 - FGIC Insured

       1,005 St. Joseph County, Indiana, Economic Development Revenue      4/12 at 100.00         AAA       1,066,024
              Bonds, St. Mary's College, Series 2002, 5.375%, 4/01/22 -
              MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      39,685 Total Indiana                                                                                 41,977,691
---------------------------------------------------------------------------------------------------------------------
             Kansas - 0.9%

       3,885 Kansas Development Finance Authority, Revenue Bonds, State    5/15 at 100.00         AAA       4,014,021
              Projects, Series 2005H, 5.000%, 5/01/32 - MBIA Insured

       3,065 Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2,     9/14 at 101.00         AAA       3,205,070
              5.000%, 9/01/26 - FSA Insured
---------------------------------------------------------------------------------------------------------------------
       6,950 Total Kansas                                                                                   7,219,091
---------------------------------------------------------------------------------------------------------------------
             Louisiana - 0.9%

       3,020 Lafayette City and Parish, Louisiana, Utilities Revenue      11/14 at 100.00         AAA       3,214,065
              Bonds, Series 2004, 5.250%, 11/01/22 - MBIA Insured

       2,685 Louisiana Public Facilities Authority, Hospital Revenue       8/15 at 100.00          A+       2,765,765
              Bonds, Franciscan Missionaries of Our Lady Health System,
              Series 2005A, 5.250%, 8/15/31

----
54

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Louisiana (continued)

 $     1,640 Louisiana Public Facilities Authority, Revenue Bonds, Baton   7/14 at 100.00         AAA $     1,722,771
              Rouge General Hospital, Series 2004,
              5.250%, 7/01/24 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
       7,345 Total Louisiana                                                                                7,702,601
---------------------------------------------------------------------------------------------------------------------
             Maine - 0.0%

         180 Maine Health and Higher Educational Facilities Authority,     7/07 at 100.00         AAA         182,079
              Revenue Bonds, Series 1995A, 5.875%, 7/01/25 - FSA Insured
---------------------------------------------------------------------------------------------------------------------
             Maryland - 0.4%

             Baltimore, Maryland, Senior Lien Convention Center Hotel
             Revenue Bonds, Series 2006A:
       1,050  5.250%, 9/01/27 - XLCA Insured                               9/16 at 100.00         AAA       1,122,450
       1,750  5.250%, 9/01/28 - XLCA Insured                               9/16 at 100.00         AAA       1,867,810
---------------------------------------------------------------------------------------------------------------------
       2,800 Total Maryland                                                                                 2,990,260
---------------------------------------------------------------------------------------------------------------------
             Massachusetts - 2.3%

       1,000 Massachusetts Health and Educational Facilities Authority,    7/15 at 100.00         BBB         999,220
              Revenue Bonds, UMass Memorial Health Care, Series 2005D,
              5.000%, 7/01/33

       9,095 Massachusetts Housing Finance Agency, Rental Housing          1/11 at 100.00         AAA       9,380,128
              Mortgage Revenue Bonds, Series 2001A, 5.800%,
              7/01/30 - AMBAC Insured (Alternative Minimum Tax)

       8,000 Massachusetts, Special Obligation Dedicated Tax Revenue       1/14 at 100.00         AAA       8,665,360
              Bonds, Series 2004, 5.250%, 1/01/23 (Pre-refunded
              1/01/14) - FGIC Insured
---------------------------------------------------------------------------------------------------------------------
      18,095 Total Massachusetts                                                                           19,044,708
---------------------------------------------------------------------------------------------------------------------
             Michigan - 7.3%

      12,130 Bay City, Bay County, Michigan, Unlimited Tax General           No Opt. Call         AAA       6,019,391
              Street Improvement Bonds, Series 1991,
              0.000%, 6/01/21 - AMBAC Insured

       8,575 Charlotte Public School District, Easton County, Michigan,    5/15 at 100.00         AAA       8,866,036
              General Obligation Bonds, Series 2005, 5.000%,
              5/01/29 - MBIA Insured

       2,995 Detroit, Michigan, General Obligation Bonds, Series 2003A,    4/13 at 100.00         AAA       3,181,049
              5.250%, 4/01/16 - XLCA Insured

       7,280 Michigan Housing Development Authority, Rental Housing        4/07 at 102.00         AAA       7,518,711
              Revenue Bonds, Series 1997A, 6.100%, 10/01/33 -AMBAC
              Insured (Alternative Minimum Tax)

             Michigan State Hospital Finance Authority, Hospital Revenue
             Bonds, Ascension Health Credit Group, Series 1999A:
      13,500  5.750%, 11/15/17 (Pre-refunded 11/15/09) - MBIA Insured     11/09 at 101.00         AAA      14,431,634
      13,675  6.125%, 11/15/26 (Pre-refunded 11/15/09) - MBIA Insured     11/09 at 101.00         AAA      14,775,837

       5,455 Wayne County, Michigan, Airport Revenue Bonds, Detroit       12/12 at 100.00         AAA       5,806,466
              Metropolitan Airport, Series 2002D,
              5.500%, 12/01/16 - FGIC Insured (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
      63,610 Total Michigan                                                                                60,599,124
---------------------------------------------------------------------------------------------------------------------
             Minnesota - 1.7%

       2,150 Minneapolis-St. Paul Metropolitan Airports Commission,        1/11 at 100.00         AAA       2,284,311
              Minnesota, Subordinate Lien Airport Revenue Bonds, Series
              2001D, 5.750%, 1/01/16 - FGIC Insured (Alternative Minimum
              Tax)

       1,670 Rochester, Minnesota, Health Care Facilities Revenue Bonds,   5/16 at 100.00          AA       1,708,176
              Series 2006, 5.000%, 11/15/36

       9,675 St. Cloud, Minnesota, Healthcare Revenue Bonds, St. Cloud     5/10 at 101.00         Aaa      10,352,153
              Hospital Obligated Group, Series 2000A, 5.875%, 5/01/30 -
              FSA Insured
---------------------------------------------------------------------------------------------------------------------
      13,495 Total Minnesota                                                                               14,344,640
---------------------------------------------------------------------------------------------------------------------
             Mississippi - 1.0%

       7,450 Walnut Grove Correctional Authority, Mississippi,            11/09 at 102.00         AAA       8,086,379
              Certificates of Participation, Department of Corrections,
              Series 1999, 6.000%, 11/01/19 (Pre-refunded 11/01/09) -
              AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
             Missouri - 0.9%

       7,600 Missouri-Illinois Metropolitan District Bi-State             10/13 at 100.00         AAA       7,884,772
              Development Agency, Mass Transit Sales Tax Appropriation
              Bonds, Metrolink Cross County Extension Project, Series
              2002B, 5.000%, 10/01/23 - FSA Insured
---------------------------------------------------------------------------------------------------------------------

----
55

Portfolio of Investments (Unaudited)
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
July 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Nevada - 1.0%

 $     3,625 Clark County, Nevada, Industrial Development Revenue Bonds,  12/09 at 102.00         AAA $     3,924,244
              Southwest Gas Corporation, Series 1999A, 6.100%, 12/01/38
              - AMBAC Insured (Alternative Minimum Tax)

       2,000 Clark County, Nevada, Subordinate Lien Airport Revenue        7/14 at 100.00         AAA       2,079,440
              Bonds, Series 2004A-2, 5.125%, 7/01/25 - FGIC Insured

       2,100 Henderson Redevelopment Agency, Nevada, Senior Lien Tax      10/12 at 101.00         AAA       2,237,424
              Allocation Bonds, Series 2002A, 5.250%, 10/01/25 - AMBAC
              Insured
---------------------------------------------------------------------------------------------------------------------
       7,725 Total Nevada                                                                                   8,241,108
---------------------------------------------------------------------------------------------------------------------
             New Jersey - 2.8%

             New Jersey Economic Development Authority, Revenue Bonds,
             Motor Vehicle Surcharge, Series 2004A:
       1,775  5.000%, 7/01/22 - MBIA Insured                               7/14 at 100.00         AAA       1,852,727
       1,775  5.000%, 7/01/23 - MBIA Insured                               7/14 at 100.00         AAA       1,842,468

       2,150 New Jersey Transportation Trust Fund Authority,                 No Opt. Call         AA-       2,346,618
              Transportation System Bonds, Series 2006A, 5.250%, 12/15/20

             New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
       6,500  5.000%, 1/01/19 - FGIC Insured                               7/13 at 100.00         AAA       6,816,290
       4,000  5.000%, 1/01/23 - FSA Insured                                7/13 at 100.00         AAA       4,145,520

             New Jersey Turnpike Authority, Revenue Bonds, Series 2005A:
       3,000  5.000%, 1/01/21 - FSA Insured                                1/15 at 100.00         AAA       3,139,320
       3,315  5.000%, 1/01/25 - FSA Insured                                1/15 at 100.00         AAA       3,447,600
---------------------------------------------------------------------------------------------------------------------
      22,515 Total New Jersey                                                                              23,590,543
---------------------------------------------------------------------------------------------------------------------
             New York - 5.3%

       1,880 Dormitory Authority of the State of New York, FHA-Insured     2/15 at 100.00         AAA       1,955,896
              Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
              5.000%, 8/01/23 - FGIC Insured

       2,250 Dormitory Authority of the State of New York, Revenue         7/14 at 100.00        Baa1       2,268,203
              Bonds, Catholic Health Services of Long Island, Series
              2004, 5.000%, 7/01/27

       1,665 Dormitory Authority of the State of New York, Revenue         2/15 at 100.00         AAA       1,728,836
              Bonds, Mental Health Services Facilities Improvements,
              Series 2005B, 5.000%, 2/15/25 - AMBAC Insured

       1,665 Dormitory Authority of the State of New York, State           3/15 at 100.00         AAA       1,734,131
              Personal Income Tax Revenue Bonds, Series 2005F, 5.000%,
              3/15/24 - AMBAC Insured

       4,600 Metropolitan Transportation Authority, New York,             11/15 at 100.00           A       4,725,258
              Transportation Revenue Bonds, Series 2005F,
              5.000%, 11/15/30

       1,250 New York City Municipal Water Finance Authority, New York,    6/15 at 100.00         AAA       1,302,200
              Water and Sewerage System Revenue Bonds, Fiscal Series
              2005C, 5.000%, 6/15/25 - MBIA Insured

       2,750 New York City Municipal Water Finance Authority, New York,    6/16 at 100.00         AA+       2,846,278
              Water and Sewerage System Revenue Bonds, Fiscal Series
              2006D, 5.000%, 6/15/29

             New York City Sales Tax Asset Receivable Corporation, New
             York, Dedicated Revenue Bonds, Local Government Assistance
             Corporation, Series 2004A:
       4,825  5.000%, 10/15/24 - MBIA Insured                             10/14 at 100.00         AAA       5,040,871
       1,665  5.000%, 10/15/25 - MBIA Insured                             10/14 at 100.00         AAA       1,735,996

       5,000 New York City, New York, General Obligation Bonds, Fiscal     4/15 at 100.00         AAA       5,182,900
              Series 2005M, 5.000%, 4/01/26 - FGIC Insured

         135 New York City, New York, General Obligation Bonds, Series       No Opt. Call         AAA         136,011
              1991B, 7.000%, 2/01/18 - AMBAC Insured

       3,220 New York State Thruway Authority, General Revenue Bonds,      7/15 at 100.00         AAA       3,347,866
              Series 2005G, 5.000%, 1/01/26 - FSA Insured

             New York State Thruway Authority, Highway and Bridge Trust
             Fund Bonds, Second Generation, Series 2005B:
       2,030  5.000%, 4/01/21 - AMBAC Insured                             10/15 at 100.00         AAA       2,132,677
       2,835  5.000%, 4/01/24 - AMBAC Insured                             10/15 at 100.00         AAA       2,963,085

----
56

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------------
               New York (continued)

               New York State Urban Development Corporation, State
               Personal Income Tax Revenue Bonds, Series 2004A-1:
 $     2,655    5.000%, 3/15/24 - FGIC Insured                               3/14 at 100.00         AAA $     2,754,483
       1,515    5.000%, 3/15/25 - FGIC Insured                               3/14 at 100.00         AAA       1,570,767
       1,000    5.000%, 3/15/26 - FGIC Insured                               3/14 at 100.00         AAA       1,034,850

       2,000   Port Authority of New York and New Jersey, Consolidated       6/15 at 101.00         AAA       2,082,260
                Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%,
                12/01/27 - XLCA Insured
--------------------------------------------------------------------------------------------------------------------------
      42,940   Total New York                                                                                44,542,568
--------------------------------------------------------------------------------------------------------------------------
               North Dakota - 0.6%

       5,000   Fargo, North Dakota, Health System Revenue Bonds, MeritCare   6/12 at 100.00         AAA       5,139,100
                Obligated Group, Series 2002A, 5.125%, 6/01/27 - AMBAC
                Insured
--------------------------------------------------------------------------------------------------------------------------
               Ohio - 1.1%

       1,000   Cleveland Municipal School District, Cuyahoga County, Ohio,   6/14 at 100.00         AAA       1,062,900
                General Obligation Bonds, Series 2004, 5.250%, 12/01/23 -
                FSA Insured

       2,500   Columbus, Ohio, Tax Increment Financing Bonds, Easton         6/14 at 100.00         AAA       2,585,775
                Project, Series 2004A, 5.000%, 12/01/23 - AMBAC Insured

       2,240   Marysville Exempt Village School District, Union County,     12/15 at 100.00         AAA       2,342,704
                Ohio, General Obligation Bonds, Series 2005, 5.000%,
                12/01/24 - FSA Insured

       2,900   Ross Local School District, Butler County, Ohio, General     12/13 at 100.00         Aaa       2,994,105
                Obligation Bonds, Series 2003, 5.000%, 12/01/28 - FSA
                Insured
--------------------------------------------------------------------------------------------------------------------------
       8,640   Total Ohio                                                                                     8,985,484
--------------------------------------------------------------------------------------------------------------------------
               Oklahoma - 1.4%

       5,000   Oklahoma State Industries Authority, Health System Revenue    8/06 at 101.00         AAA       5,059,800
                Bonds, Baptist Medical Center, Series 1995C, 6.250%,
                8/15/12 - AMBAC Insured (ETM)

       2,890   Oklahoma State Industries Authority, Health System Revenue    8/09 at 101.00         AAA       3,045,338
                Bonds, Integris Baptist Medical Center, Series 1999A,
                5.750%, 8/15/29 - MBIA Insured

       2,000   Tulsa Airports Improvement Trust, Oklahoma, General Airport   6/10 at 100.00         AAA       2,130,120
                Revenue Bonds, Tulsa International Airport, Series 1999A,
                6.000%, 6/01/21 - FGIC Insured

       1,000   Tulsa Airports Improvement Trust, Oklahoma, General Airport   6/10 at 100.00         AAA       1,068,350
                Revenue Bonds, Tulsa International Airport, Series 1999B,
                6.125%, 6/01/26 - FGIC Insured (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------
      10,890   Total Oklahoma                                                                                11,303,608
--------------------------------------------------------------------------------------------------------------------------
               Oregon - 0.3%

       2,500   Oregon State Department of Transportation, Highway User Tax  11/14 at 100.00         AA+       2,619,900
                Revenue Bonds, Series 2004A, 5.000%, 11/15/21
--------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 2.7%

         550   Central Dauphin School District, Dauphin County,              2/16 at 100.00         AAA         661,089
                Pennsylvania, General Obligation Bonds, Series 2006,
                6.750%, 2/01/24 - MBIA Insured

       1,050   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,     6/16 at 100.00         AAA       1,095,948
                Series 2006A, 5.000%, 12/01/26 - AMBAC Insured

       4,980   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          9/14 at 100.00         AAA       5,145,286
                General Ordinance, Fifth Series 2004A-1,
                5.000%, 9/01/23 - FSA Insured

       2,430   Pittsburgh, Pennsylvania, General Obligation Bonds, Series    9/15 at 100.00         AAA       2,585,860
                2005A, 5.000%, 9/01/16 - MBIA Insured

       5,200   Radnor Township School District, Delaware County,             5/15 at 100.00         Aaa       5,396,248
                Pennsylvania, General Obligation Bonds, Series 2005A,
                5.000%, 11/15/28 - FSA Insured

       6,305   State Public School Building Authority, Pennsylvania, Lease   6/13 at 100.00         AAA       6,445,475
                Revenue Bonds, Philadelphia School District, Series 2003,
                5.000%, 6/01/33 - FSA Insured

       1,000   York County, Pennsylvania, General Obligation Bonds, Series  12/15 at 100.00         AAA       1,034,230
                2006, 5.000%, 6/01/33 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------
      21,515   Total Pennsylvania                                                                            22,364,136
--------------------------------------------------------------------------------------------------------------------------

----
57

Portfolio of Investments (Unaudited)
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
July 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Puerto Rico - 0.8%

 $     1,250 Puerto Rico Highway and Transportation Authority, Highway     7/13 at 100.00         AAA $     1,341,600
              Revenue Bonds, Series 2003G, 5.250%, 7/01/18 - FGIC Insured

       4,325 Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series        No Opt. Call         AAA       5,728,852
              2001, 8.323%, 7/01/19 - FSA Insured (IF)
---------------------------------------------------------------------------------------------------------------------
       5,575 Total Puerto Rico                                                                              7,070,452
---------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.1%

       1,000 Providence Housing Development Corporation, Rhode Island,     1/07 at 100.00         AAA       1,001,410
              FHA-Insured Section 8 Assisted Mortgage Revenue Refunding
              Bonds, Barbara Jordan Apartments, Series 1994A, 6.650%,
              7/01/15 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
             South Carolina - 2.0%

       3,375 Georgetown County School District, South Carolina, General    3/11 at 100.00         AAA       3,581,145
              Obligation Bonds, Series 2000, 5.250%, 3/01/20
              (Pre-refunded 3/01/11) - FSA Insured

       2,105 Medical University Hospital Authority, South Carolina,        8/14 at 100.00         AAA       2,222,817
              FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%,
              8/15/23 - MBIA Insured

      10,350 Spartanburg County Health Service District, South Carolina,   4/12 at 100.00         AAA      10,740,816
              Hospital Revenue Refunding Bonds, Series 2002, 5.250%,
              4/15/32 - FSA Insured
---------------------------------------------------------------------------------------------------------------------
      15,830 Total South Carolina                                                                          16,544,778
---------------------------------------------------------------------------------------------------------------------
             Tennessee - 3.5%

             Johnson City Health and Educational Facilities Board,
             Tennessee, Revenue Bonds, Mountain States Health Alliance,
             Series 2006A:
         720  5.000%, 7/01/16                                                No Opt. Call        BBB+         732,362
         755  5.000%, 7/01/17                                              7/16 at 100.00        BBB+         764,392
       1,600  5.500%, 7/01/36                                              7/16 at 100.00        BBB+       1,670,784

             Memphis Health, Educational and Housing Facilities Board,
             Tennessee, Multifamily Housing Revenue Bonds, Hickory
             Pointe Apartments, Series 2000A:
       1,190  5.850%, 7/01/20 - MBIA Insured                               7/10 at 102.00         Aaa       1,227,378
       5,155  5.950%, 7/01/31 - MBIA Insured                               7/10 at 102.00         Aaa       5,447,289

       2,000 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/10 at 101.00         AAA       2,139,540
              Revenue Bonds, Series 1999D, 6.000%, 3/01/24 - AMBAC
              Insured (Alternative Minimum Tax)

      16,000 Metropolitan Government of Nashville-Davidson County Health  11/09 at 101.00         AAA      17,226,719
              and Educational Facilities Board, Tennessee, Revenue
              Bonds, Ascension Health Credit Group, Series 1999A,
              6.000%, 11/15/30 (Pre-refunded 11/15/09) - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
      27,420 Total Tennessee                                                                               29,208,464
---------------------------------------------------------------------------------------------------------------------
             Texas - 7.3%

             Dallas-Ft. Worth International Airport, Texas, Joint
             Revenue Refunding and Improvement Bonds, Series 2001A:
       8,000  5.625%, 11/01/26 - FGIC Insured (Alternative Minimum Tax)   11/11 at 100.00         AAA       8,502,480
       3,855  5.500%, 11/01/31 - FGIC Insured (Alternative Minimum Tax)   11/11 at 100.00         AAA       4,043,124

         275 DeSoto, Dallas County, Texas, General Obligation Bonds,       2/11 at 100.00         AAA         293,197
              Series 2001, 5.500%, 2/15/21 (Pre-refunded 2/15/11) - FGIC
              Insured

         370 Harris County Hospital District, Texas, Revenue Refunding       No Opt. Call         AAA         395,452
              Bonds, Series 1990, 7.400%, 2/15/10 - AMBAC Insured

             Harris County-Houston Sports Authority, Texas, Senior Lien
             Revenue Bonds, Series 2001G:
       5,000  5.250%, 11/15/21 - MBIA Insured                             11/11 at 100.00         AAA       5,222,250
       6,500  5.250%, 11/15/22 - MBIA Insured                             11/11 at 100.00         AAA       6,788,925
       6,800  5.250%, 11/15/30 - MBIA Insured                             11/11 at 100.00         AAA       7,048,540
       2,500  5.375%, 11/15/41 - MBIA Insured                             11/11 at 100.00         AAA       2,595,450

       5,010 Houston, Texas, General Obligation Refunding Bonds, Series    3/12 at 100.00         AAA       5,149,478
              2002, 5.000%, 3/01/25 - MBIA Insured

       1,190 Mansfield, Texas, General Obligation Bonds, Series 2004A,     2/14 at 100.00         AAA       1,258,270
              5.250%, 2/15/25 - AMBAC Insured

       2,280 North Texas Municipal Water District, Regional Wastewater    12/11 at 100.00         AAA       2,383,808
              System Revenue Bonds, Series 2001, 5.125%, 6/01/20 - FGIC
              Insured

----
58

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------------
               Texas (continued)

 $    20,000   Texas Turnpike Authority, First Tier Revenue Bonds, Central     No Opt. Call         AAA $    12,224,000
                Texas Turnpike System, Series 2002A, 0.000%, 8/15/17 -
                AMBAC Insured

       4,070   Williamson County, Texas, General Obligation Bonds,           2/11 at 100.00         AAA       4,905,652
                DRIVERS, Series 188, 8.684%, 2/15/22 - FSA Insured (IF)
--------------------------------------------------------------------------------------------------------------------------
      65,850   Total Texas                                                                                   60,810,626
--------------------------------------------------------------------------------------------------------------------------
               Utah - 0.6%

       5,000   Emery County, Utah, Pollution Control Revenue Refunding      11/06 at 100.00         AAA       5,007,150
                Bonds, PacifiCorp Project, Series 1993A, 5.650%, 11/01/23
                - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
               Vermont - 0.1%

         495   Vermont Housing Finance Agency, Single Family Housing        11/09 at 100.00         AAA         502,267
                Bonds, Series 2000-12A, 6.300%, 11/01/31 - FSA Insured
--------------------------------------------------------------------------------------------------------------------------
               Virginia - 0.8%

       5,755   Alexandria Industrial Development Authority, Virginia,       10/10 at 101.00         AAA       6,271,339
                Fixed Rate Revenue Bonds, Institute for Defense Analyses,
                Series 2000A, 5.900%, 10/01/20 (Pre-refunded 10/01/10) -
                AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
               Washington - 8.0%

       3,000   Chelan County Public Utility District 1, Washington, Hydro    7/11 at 101.00         AAA       3,190,590
                Consolidated System Revenue Bonds, Series 2001A, 5.600%,
                1/01/36 - MBIA Insured (Alternative Minimum Tax)

       5,040   Chelan County Public Utility District 1, Washington, Hydro    7/12 at 100.00         AAA       5,296,788
                Consolidated System Revenue Bonds, Series 2002A, 5.450%,
                7/01/37 - AMBAC Insured (Alternative Minimum Tax)

               Douglas County Public Utility District 1, Washington,
               Revenue Refunding Bonds, Wells Hydroelectric, Series 2000A:
       2,975    6.300%, 9/01/15 - MBIA Insured (Alternative Minimum Tax)     9/10 at 100.00         AAA       3,220,408
       1,135    6.350%, 9/01/18 - MBIA Insured (Alternative Minimum Tax)     9/10 at 100.00         AAA       1,228,524

       3,300   Energy Northwest, Washington, Electric Revenue Bonds,         7/12 at 100.00         AAA       4,185,357
                Columbia Generating Station - Nuclear Project 2, Series
                2002, ROL-SER-II-152, 9.498%, 7/01/18 - MBIA Insured (IF)

       6,000   Port of Seattle, Washington, Revenue Bonds, Series 1999A,     9/12 at 100.00         AAA       6,177,180
                5.000%, 9/01/24 - FGIC Insured

       7,475   Port of Seattle, Washington, Special Facility Revenue         3/10 at 101.00         AAA       8,050,425
                Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 - MBIA
                Insured (Alternative Minimum Tax)

         460   Port of Seattle, Washington, Special Facility Revenue         3/10 at 101.00         AAA         495,728
                Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26
                (Pre-refunded 3/01/10) - MBIA Insured (Alternative Minimum
                Tax)

       8,775   Port of Seattle, Washington, Special Facility Revenue         3/10 at 101.00         AAA       9,387,232
                Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/20 - MBIA
                Insured (Alternative Minimum Tax)

       1,785   Port of Seattle, Washington, Subordinate Lien Revenue         9/12 at 100.00         AAA       1,896,063
                Bonds, Series 1999B, 5.500%, 9/01/16 - FGIC Insured
                (Alternative Minimum Tax)

      11,400   Seattle, Washington, Water System Revenue Refunding Bonds,    3/09 at 100.00         AAA      11,714,982
                Series 1993, 5.250%, 3/01/24 - FGIC Insured

       1,000   Snohomish County Public Utility District 1, Washington,       6/12 at 100.00         AAA       1,069,250
                Water Revenue Refunding Bonds, Series 2002, 5.500%,
                12/01/22 - FGIC Insured

       7,825   Snohomish County School District 16, Washington, Unlimited   12/10 at 100.00         Aaa       8,433,785
                Tax General Obligation Bonds, Arlington School, Series
                2000, 5.750%, 12/01/19 (Pre-refunded 12/01/10) - FGIC
                Insured

       2,050   Washington State Higher Education Facilities Authority,      10/12 at 100.00         AAA       2,124,067
                Revenue Bonds, Gonzaga University, Series 2002, 5.050%,
                4/01/22 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------
      62,220   Total Washington                                                                              66,470,379
--------------------------------------------------------------------------------------------------------------------------
               Wisconsin - 1.1%

       2,000   Superior, Wisconsin, Limited Obligation Revenue Refunding       No Opt. Call         AAA       2,547,120
                Bonds, Midwest Energy Resources Company, Series 1991E,
                6.900%, 8/01/21 - FGIC Insured

       1,650   Wisconsin Public Power Incorporated System, Power Supply      7/15 at 100.00         AAA       1,703,246
                System Revenue Bonds, Series 2005A,
                5.000%, 7/01/30 - AMBAC Insured

----
59

Portfolio of Investments (Unaudited)
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
July 31, 2006

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------
             Wisconsin (continued)

 $     5,000 Wisconsin, General Obligation Bonds, Series 2002G, 5.000%,   5/13 at 100.00         AAA $     5,261,500
              5/01/18 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
       8,650 Total Wisconsin                                                                               9,511,866
--------------------------------------------------------------------------------------------------------------------
 $   816,875 Total Investments (cost $791,610,368) - 99.3%                                               828,004,234
--------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.7%                                                          5,806,435
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                       $   833,810,669
             ------------------------------------------------------------------------------------------------------

           Primarily all of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
         (ETM) Escrowed to maturity.
          (IF) Inverse floating rate investment.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At July 31, 2006, the cost of investments was $791,364,849.

           Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $37,604,723
       Depreciation                                               (965,338)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $36,639,385
     ----------------------------------------------------------------------

----
60

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
-------------------------------------------------------------------------------------------------------------------------------
              National - 0.2%

$       3,500 GMAC Municipal Mortgage Trust, Series A1-1, 4.150%,             No Opt. Call          A3     $       3,462,620
               10/31/39 (Mandatory put 10/31/09) (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------------
              Alabama - 3.3%

        7,440 Alabama Public School and College Authority, Capital          2/12 at 100.00          AA             7,735,889
               Improvement Revenue Bonds, Series 2002A, 5.000%, 2/01/21

        3,000 Birmingham Special Care Facilities Financing Authority,      11/15 at 100.00        Baa1             3,118,020
               Alabama, Revenue Bonds, Baptist Health System Inc., Series
               2005A, 5.250%, 11/15/16

              Health Care Authority for Baptist Health, Alabama, Revenue
              Bonds, Baptist Health, Series 2006D:
          750  5.000%, 11/15/12                                               No Opt. Call          A3               776,107
          820  5.000%, 11/15/15                                               No Opt. Call          A3               845,641
          800  5.000%, 11/15/16                                            11/15 at 100.00          A3               821,416

        4,000 Jefferson County, Alabama, General Obligation Refunding         No Opt. Call         AAA             4,125,040
               Warrants, Series 2003A, 5.000%, 4/01/09 - MBIA Insured

              Jefferson County, Alabama, Limited Obligation School
              Warrants, Education Tax Revenue Bonds, Series 2004A:
        4,100  5.000%, 1/01/09                                                No Opt. Call           A             4,204,345
        6,120  5.000%, 1/01/10                                                No Opt. Call           A             6,326,244
        4,000  5.250%, 1/01/11                                                No Opt. Call           A             4,206,240
       10,000  5.250%, 1/01/12                                                No Opt. Call           A            10,595,500
        7,000  5.250%, 1/01/13                                                No Opt. Call           A             7,460,040
       10,000  5.250%, 1/01/14                                                No Opt. Call           A            10,705,600
        6,000  5.250%, 1/01/16                                              1/14 at 100.00           A             6,380,040

        5,000 Jefferson County, Alabama, Sewer Revenue Capital              2/09 at 101.00         AAA             5,283,100
               Improvement Warrants, Series 1999A, 5.750%, 2/01/38
               (Pre-refunded 2/01/09) - FGIC Insured

        9,280 Jefferson County, Alabama, Sewer Revenue Capital              8/12 at 100.00         AAA             9,859,722
               Improvement Warrants, Series 2002D, 5.000%, 2/01/42
               (Pre-refunded 8/01/12) - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------------
       78,310 Total Alabama                                                                                       82,442,944
-------------------------------------------------------------------------------------------------------------------------------
              Alaska - 0.3%

              Alaska Student Loan Corporation, Student Loan Revenue
              Bonds, Series 2005A:
        4,000  5.250%, 7/01/13 - FSA Insured                                  No Opt. Call         AAA             4,318,200
        3,000  5.250%, 7/01/14 - FSA Insured                                  No Opt. Call         AAA             3,255,390
-------------------------------------------------------------------------------------------------------------------------------
        7,000 Total Alaska                                                                                         7,573,590
-------------------------------------------------------------------------------------------------------------------------------
              Arizona - 1.9%

        4,025 Arizona Health Facilities Authority, Hospital Revenue           No Opt. Call          A-             4,166,801
               Bonds, Catholic Healthcare West, Series 1999A, 6.125%,
               7/01/09

        1,805 Arizona Health Facilities Authority, Hospital Revenue         7/07 at 100.00          A- (3)         1,841,642
               Bonds, Catholic Healthcare West, Series 1999A, 6.125%,
               7/01/09 (Pre-refunded 7/01/07)

              Arizona Health Facilities Authority, Revenue Bonds, Blood
              Systems Inc., Series 2004:
        2,695  4.000%, 4/01/13                                                No Opt. Call          A-             2,641,558
        1,000  5.000%, 4/01/17                                              4/14 at 100.00          A-             1,026,380

        5,000 Arizona School Facilities Board, School Improvement Revenue     No Opt. Call         AAA             5,416,600
               Bonds, Series 2004A, 5.250%, 7/01/13 - AMBAC Insured

        6,000 Arizona Tourism and Sports Authority, Tax Revenue Bonds,      7/13 at 100.00         Aaa             6,462,060
               Multipurpose Stadium Facility Project, Series 2003A,
               5.375%, 7/01/19 - MBIA Insured

        2,810 Glendale Industrial Development Authority, Arizona, Revenue  12/15 at 100.00         BBB             2,916,246
               Bonds, John C. Lincoln Health Network, Series 2005B,
               5.250%, 12/01/20

        2,740 Maricopa County, Arizona, Hospital Revenue Bonds, Sun           No Opt. Call        Baa1             2,831,078
               Health Corporation, Series 2005, 5.000%, 4/01/14

       11,000 Salt River Project Agricultural Improvement and Power        12/13 at 100.00         AAA            11,648,120
               District, Arizona, Electric System Revenue Bonds, Series
               2003, 5.000%, 12/01/14 - MBIA Insured

----
61

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              Arizona (continued)

$       3,260 Tempe, Arizona, General Obligation Bonds, Series 2006,          No Opt. Call         AA+ $       3,482,593
               5.000%, 7/01/13

        3,770 Tucson, Arizona, Junior Lien Street and Highway User          7/13 at 100.00         AAA         3,999,216
               Revenue Bonds, Series 2003A, 5.000%, 7/01/15 - AMBAC
               Insured
------------------------------------------------------------------------------------------------------------------------
       44,105 Total Arizona                                                                                   46,432,294
------------------------------------------------------------------------------------------------------------------------
              Arkansas - 0.3%

              Baxter County, Arkansas, Hospital Revenue Improvement
              Bonds, Baxter County Regional Hospital, Series 1999B:
          500  5.000%, 9/01/09                                                No Opt. Call         BBB           508,430
        2,500  5.625%, 9/01/28                                              9/09 at 100.00         BBB         2,549,375

        1,565 North Little Rock Health Facilities Board, Arkansas,            No Opt. Call         AAA         1,653,329
               Healthcare Revenue Bonds, Baptist Health, Series 2005,
               5.000%, 12/01/12 - CIFG Insured

              Washington County, Arkansas, Hospital Revenue Bonds,
              Washington Regional Medical Center, Series 2005B:
        1,270  5.000%, 2/01/14                                                No Opt. Call         BBB         1,317,574
        1,000  5.000%, 2/01/17                                              2/15 at 100.00         BBB         1,028,870
        1,165  5.000%, 2/01/18                                              2/15 at 100.00         BBB         1,193,694
------------------------------------------------------------------------------------------------------------------------
        8,000 Total Arkansas                                                                                   8,251,272
------------------------------------------------------------------------------------------------------------------------
              California - 8.3%

        1,955 Adelanto Public Financing Authority, California, Lease          No Opt. Call          A-         2,016,328
               Revenue Refunding Bonds, Community Correctional Facility,
               Series 2001A, 5.250%, 4/01/10

              California Department of Water Resources, Power Supply
              Revenue Bonds, Series 2002A:
        8,000  6.000%, 5/01/15 (Pre-refunded 5/01/12)                       5/12 at 101.00         Aaa         8,994,000
       10,000  5.875%, 5/01/16 (Pre-refunded 5/01/12)                       5/12 at 101.00         Aaa        11,181,100

        3,845 California Health Facilities Financing Authority, Insured     1/07 at 100.00         AAA         3,848,268
               Health Facility Revenue Refunding Bonds, Catholic
               Healthcare West, Series 1994A, 5.000%, 7/01/14 - AMBAC
               Insured

              California State Public Works Board, Lease Revenue Bonds,
              Department of Corrections, Series 2003C:
        8,075  5.500%, 6/01/14                                             12/13 at 100.00           A         8,799,247
        3,940  5.500%, 6/01/17                                             12/13 at 100.00           A         4,269,739

              California Statewide Community Development Authority,
              Revenue Bonds, Daughters of Charity Health System, Series
              2005G:
        2,190  5.250%, 7/01/11                                                No Opt. Call        BBB+         2,297,069
          750  5.250%, 7/01/13                                                No Opt. Call        BBB+           791,062

              California, Economic Recovery Revenue Bonds, Series 2004A:
       15,000  5.250%, 7/01/12                                                No Opt. Call         AA-        16,121,700
       20,000  5.250%, 7/01/13                                                No Opt. Call         AA-        21,641,200
        7,500  5.250%, 7/01/14                                                No Opt. Call         AA-         8,159,700

       10,870 California, General Obligation Bonds, Series 2003, 5.250%,    2/13 at 100.00         AAA        11,707,316
               2/01/14 - MBIA Insured

       18,000 California, Various Purpose General Obligation Bonds,           No Opt. Call         AAA        19,850,400
               Series 1992, 6.250%, 9/01/12 - MBIA Insured

       12,700 Central California Joint Powers Health Finance Authority,     8/06 at 100.00        Baa2        12,705,969
               Certificates of Participation, Community Hospitals of
               Central California, Series 1993, 5.250%, 2/01/13

        3,695 Contra Costa County Public Financing Authority, California,   8/13 at 100.00          AA         3,904,543
               Tax Allocation Revenue Bonds, Series 2003A, 5.500%,
               8/01/23 - RAAI Insured

              Delano Financing Authority, California, State Correctional
              Facilities Lease Revenue Bonds, Series 2002A:
        1,605  4.875%, 4/01/08                                                No Opt. Call          A-         1,622,334
        2,185  5.750%, 4/01/10                                                No Opt. Call          A-         2,295,954

       10,000 Foothill/Eastern Transportation Corridor Agency,              1/07 at 100.00         AAA        10,098,800
               California, Toll Road Revenue Bonds, Series 1995A,
               6.000%, 1/01/34 (Pre-refunded 1/01/07)

        5,000 Long Beach Financing Authority, California, Revenue Bonds,      No Opt. Call         AAA         5,655,550
               Series 1992, 6.000%, 11/01/17 - AMBAC Insured

----
62

    Principal                                                                   Optional Call
 Amount (000)    Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------------
                 California (continued)

$       5,000    Los Angeles Unified School District, California, General      7/13 at 100.00         AAA     $       5,360,200
                  Obligation Bonds, Series 2003A, 5.250%, 7/01/19 - FSA
                  Insured

        6,000    Oakland State Building Authority, California, Lease Revenue   4/08 at 101.00         AAA             6,136,020
                  Bonds, Elihu M. Harris State Office Building, Series
                  1998A, 5.000%, 4/01/23 - AMBAC Insured

        3,000    Port of Oakland, California, Revenue Refunding Bonds,        11/07 at 102.00         AAA             3,124,050
                  Series 1997I, 5.600%, 11/01/19 - MBIA Insured

        4,000    San Diego County, California, Certificates of                 9/09 at 101.00        Baa3 (3)         4,321,120
                  Participation, Burnham Institute, Series 1999, 6.250%,
                  9/01/29 (Pre-refunded 9/01/09)

          100    Tobacco Securitization Authority of Southern California,        No Opt. Call         AAA               104,047
                  Tobacco Settlement Asset-Backed Bonds, San Diego County
                  Tobacco Asset Securitization Corporation, Senior Series
                  2001A, 4.700%, 6/01/11 (ETM)

        5,740    Torrance Redevelopment Agency, California, Senior Lien Tax    9/09 at 102.00         AAA             6,103,342
                  Allocation Bonds, Industrial Redevelopment Project, Series
                  1999C, 5.450%, 9/01/18 - MBIA Insured

        6,100    University of California, General Revenue Bonds, Series       5/13 at 100.00         AAA             6,584,767
                  2003B, 5.250%, 5/15/15 - AMBAC Insured

        9,000    University of California, General Revenue Bonds, Series       5/13 at 101.00         AAA             9,452,160
                  2005F, 5.000%, 5/15/19 - FSA Insured

        8,780    University of California, Revenue Bonds, Multi-Purpose        9/11 at 101.00         AAA             9,325,501
                  Projects, Series 2003Q, 5.000%, 9/01/16 - FSA Insured

        1,025    Yuba County Water Agency, California, Yuba River              9/06 at 100.00        Baa3             1,020,367
                  Development Revenue Bonds, Pacific Gas and Electric
                  Company, Series 1966A, 4.000%, 3/01/16
----------------------------------------------------------------------------------------------------------------------------------
      194,055    Total California                                                                                   207,491,853
----------------------------------------------------------------------------------------------------------------------------------
                 Colorado - 1.4%

        2,000    Aurora Centretech Metropolitan District, Arapahoe County,    12/06 at 102.00          AA             2,029,020
                  Colorado, General Obligation Refunding Bonds, Series
                  1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)

        2,000    Colorado Health Facilities Authority, Revenue Bonds,         11/11 at 101.00          A+ (3)         2,262,500
                  PorterCare Adventist Health System, Series 2001, 6.500%,
                  11/15/31 (Pre-refunded 11/15/11)

        3,000    Denver City and County, Colorado, Airport System Revenue     11/10 at 100.00         AAA             3,227,370
                  Refunding Bonds, Series 2000A, 6.000%, 11/15/16 - AMBAC
                  Insured (Alternative Minimum Tax)

        9,915    Denver City and County, Colorado, Airport System Revenue     11/11 at 100.00         AAA            10,483,824
                  Refunding Bonds, Series 2001A, 5.500%, 11/15/16 - FGIC
                  Insured (Alternative Minimum Tax)

        5,775    Denver Convention Center Hotel Authority, Colorado, Senior   12/13 at 100.00         AAA             6,155,630
                  Revenue Bonds, Convention Center Hotel, Series 2003A,
                  5.000%, 12/01/15 (Pre-refunded 12/01/13) - XLCA Insured

        3,385    Denver Convention Center Hotel Authority, Colorado, Senior      No Opt. Call         AAA             3,581,872
                  Revenue Bonds, Convention Center Hotel, Series 2006,
                  5.000%, 12/01/12 - XLCA Insured

        8,245    E-470 Public Highway Authority, Colorado, Senior Revenue      9/07 at 101.00         AAA             8,442,962
                  Bonds, Series 1997A, 5.250%, 9/01/18 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
       34,320    Total Colorado                                                                                      36,183,178
----------------------------------------------------------------------------------------------------------------------------------
                 District of Columbia - 2.2%

                 District of Columbia Tobacco Settlement Corporation,
                 Tobacco Settlement Asset-Backed Bonds, Series 2001:
          325     5.375%, 5/15/10                                                No Opt. Call         BBB               333,359
        7,090     6.000%, 5/15/11                                                No Opt. Call         BBB             7,503,914
        3,500     5.800%, 5/15/13                                              5/11 at 101.00         BBB             3,677,485
        3,730     5.875%, 5/15/14                                              5/11 at 101.00         BBB             3,917,768
       10,160     6.250%, 5/15/24                                              5/11 at 101.00         BBB            10,785,348
        2,920     6.500%, 5/15/33                                                No Opt. Call         BBB             3,328,742

                 District of Columbia, Certificates of Participation, Series
                 2003:
        3,695     5.500%, 1/01/15 - AMBAC Insured                              1/14 at 100.00         AAA             4,016,650
        1,000     5.500%, 1/01/16 - AMBAC Insured                              1/14 at 100.00         AAA             1,082,400

       11,530    District of Columbia, General Obligation Bonds, Series        6/13 at 100.00         AAA            12,214,997
                  2003B, 5.000%, 6/01/15 - AMBAC Insured

        1,900    District of Columbia, General Obligation Refunding Bonds,       No Opt. Call         AAA             2,075,674
                  Series 1994A-1, 6.000%, 6/01/11 - MBIA Insured

----
63

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              District of Columbia (continued)

$       6,250 Washington Convention Center Authority, District of          10/08 at 101.00         AAA $       6,469,188
               Columbia, Senior Lien Dedicated Tax Revenue Bonds, Series
               1998, 5.250%, 10/01/17 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
       52,100 Total District of Columbia                                                                      55,405,525
------------------------------------------------------------------------------------------------------------------------
              Florida - 3.9%

        2,200 Board of Regents, Florida State University, Housing           5/15 at 101.00         AAA         2,293,830
               Facility Revenue Bonds, Series 2005A, 5.000%, 5/01/24 -
               MBIA Insured

        5,000 Broward County School Board, Florida, Certificates of         7/13 at 100.00         AAA         5,173,750
               Participation, Series 2003, 5.000%, 7/01/23 - MBIA Insured

          500 Dade County, Florida, Seaport Revenue Refunding Bonds,          No Opt. Call         AAA           545,485
               Series 1995, 6.200%, 10/01/10 - MBIA Insured

           45 Escambia County Housing Finance Authority, Florida,           4/07 at 102.00         Aaa            45,703
               GNMA/FNMA Multi-County Single Family Mortgage Revenue
               Bonds, Series 1997A, 5.500%, 4/01/08 (Alternative Minimum
               Tax)

        7,760 Florida Board of Education, Lottery Revenue Bonds, Series     7/15 at 101.00         AAA         8,298,001
               2006A, 5.000%, 7/01/17 - AMBAC Insured

        3,245 Florida Department of Environmental Protection, Florida       7/13 at 101.00         AAA         3,434,995
               Forever Revenue Bonds, Series 2003C, 5.000%, 7/01/17 -
               AMBAC Insured

        3,520 Florida State Correctional Privatization Commission,            No Opt. Call         AAA         3,742,112
               Certificates of Participation, Series 2004A,
               5.000%, 8/01/14 - AMBAC Insured

        2,125 Florida State Correctional Privatization Commission,          8/14 at 100.00         AAA         2,253,138
               Certificates of Participation, Series 2004B,
               5.000%, 8/01/15 - AMBAC Insured

        7,695 Florida State Turnpike Authority, Turnpike Revenue Bonds,     7/13 at 101.00         AAA         8,166,934
               Department of Transportation, Series 2003A, 5.000%,
               7/01/16 - FSA Insured

        1,690 Greater Orlando Aviation Authority, Florida, Airport            No Opt. Call         AAA         1,818,136
               Facilities Revenue Bonds, Series 1997, 5.750%, 10/01/11 -
               FGIC Insured (Alternative Minimum Tax)

          200 Halifax Hospital Medical Center, Daytona Beach, Florida,        No Opt. Call           A           201,650
               Healthcare Facilities Revenue Bonds, Halifax Management
               System Inc., Series 1998A, 4.600%, 4/01/08 - ACA Insured

        5,000 Key West Utility Board, Florida, Electric System Revenue        No Opt. Call         AAA         5,568,850
               Refunding Bonds, Series 2000, 6.000%, 10/01/12 - AMBAC
               Insured

          400 Lee County, Florida, Capital Improvement Revenue Refunding      No Opt. Call         AAA           435,960
               Bonds, Series 1997A, 5.750%, 10/01/11 - MBIA Insured

           85 Leesburg, Florida, Hospital Revenue Refunding Bonds,          1/07 at 102.00        BBB+            86,796
               Leesburg Regional Medical Center Project, Series 1996A,
               5.600%, 7/01/08

        3,675 Leesburg, Florida, Hospital Revenue Refunding Bonds,            No Opt. Call        BBB+         3,788,080
               Leesburg Regional Medical Center Project, Series 2003,
               5.000%, 7/01/10

        6,265 Miami-Dade County, Florida, Public Facilities Revenue         6/15 at 100.00         AAA         6,465,480
               Bonds, Jackson Health System, Series 2005A,
               5.000%, 6/01/29 - MBIA Insured

              Miami-Dade County, Florida, Public Facilities Revenue
              Bonds, Jackson Health System, Series 2005B:
        7,830  5.000%, 6/01/24 - MBIA Insured                               6/15 at 100.00         AAA         8,132,551
        5,000  5.000%, 6/01/25 - MBIA Insured                               6/15 at 100.00         AAA         5,182,100

           75 Orange County Housing Finance Authority, Florida, Single      9/07 at 102.00         AAA            75,100
               Family Mortgage Revenue Bonds, Series 1997B, 5.400%,
               9/01/09 (Alternative Minimum Tax)

        6,020 Orlando Utilities Commission, Florida, Water and Electric     4/13 at 100.00         Aa1         6,376,143
               Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16

        7,540 Palm Beach County, Florida, Airport System Revenue Bonds,       No Opt. Call         AAA         8,342,331
               Series 2002, 5.750%, 10/01/13 - MBIA Insured

        2,460 Palm Beach County, Florida, Airport System Revenue Bonds,       No Opt. Call         Aaa         2,746,073
               Series 2002, 5.750%, 10/01/13 - MBIA Insured (ETM)

          535 Sarasota Elderly Housing Corporation, Florida, First          1/07 at 102.00         N/R           553,853
               Mortgage Revenue Bonds, McCown Towers Annex Project,
               Series 1978, 7.500%, 7/01/09

----
64

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------
              Florida (continued)

              Tampa Sports Authority, Hillsborough County, Florida, Local
              Option Sales Tax Payments Revenue Bonds, Stadium Project,
              Series 2005:
$       6,020  5.000%, 1/01/20 - FSA Insured                                1/15 at 100.00         AAA     $       6,312,572
        6,350  5.000%, 1/01/21 - FSA Insured                                1/15 at 100.00         AAA             6,640,385
----------------------------------------------------------------------------------------------------------------------------
       91,235 Total Florida                                                                                       96,680,008
----------------------------------------------------------------------------------------------------------------------------
              Georgia - 0.4%

       10,000 Appling County Development Authority, Georgia, Pollution      7/11 at 100.00         AAA            10,156,500
               Control Revenue Bonds, Georgia Power Company, Hatch Plant
               Project, Series 2006, 4.400%, 7/01/16 - AMBAC Insured

        1,000 Coffee County Hospital Authority, Georgia, Revenue Bonds,    12/14 at 100.00        BBB+             1,023,680
               Coffee County Regional Medical Center, Series 2004,
               5.000%, 12/01/15
----------------------------------------------------------------------------------------------------------------------------
       11,000 Total Georgia                                                                                       11,180,180
----------------------------------------------------------------------------------------------------------------------------
              Hawaii - 0.4%

        5,105 Hawaii, Highway Revenue Bonds, Series 2003, 5.000%, 7/01/12     No Opt. Call         AAA             5,408,696
               - FSA Insured

        5,000 Honolulu City and County, Hawaii, General Obligation Bonds,     No Opt. Call         AAA             5,294,700
               Series 2004B, 5.000%, 7/01/12 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------
       10,105 Total Hawaii                                                                                        10,703,396
----------------------------------------------------------------------------------------------------------------------------
              Idaho - 0.2%

              Madison County, Idaho, Hospital Revenue Certificates of
              Participation, Madison Memorial Hospital, Series 2006:
          450  5.250%, 9/01/16                                                No Opt. Call        BBB-               469,859
        1,300  5.250%, 9/01/20                                              9/16 at 100.00        BBB-             1,343,654
----------------------------------------------------------------------------------------------------------------------------
        1,750 Total Idaho                                                                                          1,813,513
----------------------------------------------------------------------------------------------------------------------------
              Illinois - 9.6%

       17,500 Chicago Housing Authority, Illinois, Revenue Bonds, Capital   7/12 at 100.00          AA (3)        18,885,125
               Fund Program, Series 2001, 5.375%, 7/01/19 (Pre-refunded
               7/01/12)

        6,550 Chicago Metropolitan Housing Development Corporation,         1/07 at 100.00          AA             6,559,629
               Illinois, FHA-Insured Section 8 Assisted Housing
               Development Revenue Refunding Bonds, Series 1992B, 6.900%,
               7/01/22

        9,100 Chicago Public Building Commission, Illinois, General         3/13 at 100.00         AAA             9,572,108
               Obligation Lease Bonds, Chicago Transit Authority, Series
               2003, 5.250%, 3/01/22 - AMBAC Insured

        7,010 Chicago, Illinois, General Airport Revenue Refunding Bonds,   1/07 at 100.00          A+             7,011,472
               O'Hare International Airport, Series 1993A, 5.000%, 1/01/16

        5,000 Chicago, Illinois, General Obligation Bonds, Series 2005A,    1/15 at 100.00         AAA             5,308,300
               5.000%, 1/01/16 - FSA Insured

       10,000 Chicago, Illinois, Second Lien General Airport Revenue        1/10 at 101.00         AAA            10,458,700
               Refunding Bonds, O'Hare International Airport, Series
               1999, 5.500%, 1/01/17 - AMBAC Insured (Alternative Minimum
               Tax)

       22,335 Chicago, Illinois, Water Revenue Bonds, Series 1995,         11/06 at 102.00         AAA            22,838,431
               5.000%, 11/01/15 - FGIC Insured

       20,000 Cook County, Illinois, General Obligation Bonds, Series       5/14 at 101.00         AAA            21,161,600
               2004A, 5.000%, 11/15/17 - AMBAC Insured

        6,760 Cook County, Illinois, General Obligation Refunding Bonds,   11/12 at 100.00         AAA             7,196,358
               Series 2002D, 5.250%, 11/15/19 - AMBAC Insured

        1,000 Illinois Development Finance Authority, Adjustable Rate         No Opt. Call         BBB             1,021,010
               Solid Waste Disposal Revenue Bonds, Waste Management Inc.
               Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum
               Tax)

              Illinois Health Facilities Authority, Revenue Bonds,
              Centegra Health System, Series 1998:
          500  5.500%, 9/01/09                                              9/08 at 101.00          A-               518,440
          500  5.500%, 9/01/10                                              9/08 at 101.00          A-               517,930

        9,025 Illinois Health Facilities Authority, Revenue Bonds,          5/10 at 101.00        Baa2             9,808,641
               Condell Medical Center, Series 2000, 7.000%, 5/15/22

        1,000 Illinois Health Facilities Authority, Revenue Bonds,         11/08 at 101.00         AAA             1,040,450
               Methodist Medical Center of Illinois, Series 1998,
               5.500%, 11/15/12 - MBIA Insured

        8,000 Illinois Health Facilities Authority, Revenue Bonds, OSF     11/09 at 101.00           A (3)         8,674,640
               Healthcare System, Series 1999, 6.250%, 11/15/29
               (Pre-refunded 11/15/09)

----
65

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                   Optional Call
 Amount (000)    Description                                                   Provisions (1) Ratings (2)                 Value
-------------------------------------------------------------------------------------------------------------------------------
                 Illinois (continued)

$       3,000    Illinois Health Facilities Authority, Revenue Bonds,         10/11 at 100.00           A     $       3,169,350
                  Passavant Memorial Hospital Association, Series 2001,
                  6.000%, 10/01/24

                 Illinois Health Facilities Authority, Revenue Bonds,
                 Rush-Presbyterian St. Luke's Medical Center Obligated
                 Group, Series 1993:
        3,000     5.250%, 11/15/20 (Pre-refunded 9/19/06) - MBIA Insured       9/06 at 100.00         AAA             3,002,940
       34,120     5.500%, 11/15/25 (Pre-refunded 9/19/06) - MBIA Insured       9/06 at 100.00         AAA            34,431,174

                 Illinois Health Facilities Authority, Revenue Bonds,
                 Victory Health Services, Series 1997A:
          500     5.750%, 8/15/08 (Pre-refunded 8/15/07)                       8/07 at 101.00         Ba2 (3)           514,460
        3,245     5.375%, 8/15/16 (Pre-refunded 8/15/07)                       8/07 at 101.00         Ba2 (3)         3,326,547

        7,410    Illinois Health Facilities Authority, Revenue Refunding       8/13 at 100.00         AAA             7,824,738
                  Bonds, University of Chicago Hospitals, Series
                  2003, 5.000%, 8/15/14 - MBIA Insured

       10,330    Illinois State, General Obligation Bonds, Series 2006,          No Opt. Call          AA            10,948,147
                  5.000%, 1/01/13

                 Illinois, General Obligation Bonds, Series 2006A:
        5,425     5.000%, 6/01/14                                                No Opt. Call          AA             5,781,965
       10,400     5.000%, 6/01/18                                                No Opt. Call          AA            11,123,944

       23,000    Metropolitan Pier and Exposition Authority, Illinois,         6/12 at 101.00         AAA            25,035,960
                  Revenue Bonds, McCormick Place Expansion Project, Series
                  2002A, 5.750%, 6/15/41 - MBIA Insured

        4,169    Pingree Grove Village, Illinois, Tax Assessment Bonds,          No Opt. Call         N/R             4,210,398
                  Special Service Area 1 - Cambridge Lakes Project, Series
                  2005-1, 5.250%, 3/01/15
-------------------------------------------------------------------------------------------------------------------------------
      228,879    Total Illinois                                                                                     239,942,457
-------------------------------------------------------------------------------------------------------------------------------
                 Indiana - 1.2%

        3,000    Indiana Health Facility Financing Authority, Hospital         9/11 at 100.00          A-             3,067,080
                  Revenue Bonds, Methodist Hospitals Inc., Series 2001,
                  5.375%, 9/15/22

       11,590    Indiana Health Facility Financing Authority, Hospital        10/06 at 100.00         AAA            11,710,884
                  Revenue Refunding Bonds, Methodist Hospital of Indiana
                  Inc., Series 1992A, 5.750%, 9/01/11 - AMBAC Insured (ETM)

        6,030    Indianapolis Local Public Improvement Bond Bank, Indiana,     7/12 at 100.00         AAA             6,441,367
                  Waterworks Project, Series 2002A, 5.125%, 7/01/20
                  (Pre-refunded 7/01/12) - MBIA Insured

        2,060    Southwind Housing Inc., Evansville, Indiana, First Mortgage  11/06 at 100.00         N/R (3)         2,423,363
                  Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)

        5,815    St. Joseph County Hospital Authority, Indiana, Revenue        2/15 at 100.00         BBB             5,832,503
                  Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17
-------------------------------------------------------------------------------------------------------------------------------
       28,495    Total Indiana                                                                                       29,475,197
-------------------------------------------------------------------------------------------------------------------------------
                 Iowa - 0.6%

                 Iowa Finance Authority, Health Facility Revenue Bonds, Care
                 Initiatives Project, Series 2006A:
        1,290     5.250%, 7/01/13 (WI/DD, Settling 8/02/06)                      No Opt. Call        BBB-             1,330,274
        2,235     5.250%, 7/01/14 (WI/DD, Settling 8/02/06)                      No Opt. Call        BBB-             2,300,508
        4,460     5.250%, 7/01/15 (WI/DD, Settling 8/02/06)                      No Opt. Call        BBB-             4,589,340
        2,000     5.250%, 7/01/16 (WI/DD, Settling 8/02/06)                      No Opt. Call        BBB-             2,052,800

          880    Iowa Housing Finance Authority, Single Family Mortgage        8/06 at 100.00         Aaa               886,653
                  Bonds, Series 1977A, 5.875%, 8/01/08

           50    Iowa Tobacco Settlement Authority, Tobacco Settlement           No Opt. Call         AAA                53,547
                  Asset-Backed Revenue Bonds, Series 2001B, 5.500%, 6/01/11
                  (ETM)

                 Iowa Tobacco Settlement Authority, Tobacco Settlement
                 Asset-Backed Revenue Bonds, Series 2001B:
        2,475     5.500%, 6/01/12 (Pre-refunded 6/01/11)                       6/11 at 101.00         AAA             2,666,615
           90     5.500%, 6/01/13 (Pre-refunded 6/01/11)                       6/11 at 101.00         AAA                96,968
        1,195     5.500%, 6/01/14 (Pre-refunded 6/01/11)                       6/11 at 101.00         AAA             1,287,517
-------------------------------------------------------------------------------------------------------------------------------
       14,675    Total Iowa                                                                                          15,264,222
-------------------------------------------------------------------------------------------------------------------------------
                 Kansas - 0.5%

                 Wichita, Kansas, Water and Sewerage Utility Revenue Bonds,
                 Series 2003:
        3,350     5.000%, 10/01/19 - FGIC Insured                             10/13 at 100.00         AAA             3,509,963
        7,700     5.000%, 10/01/20 - FGIC Insured                             10/13 at 100.00         AAA             8,041,033

----
66

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
-------------------------------------------------------------------------------------------------------------------------------
              Kansas (continued)

$       1,825 Wyandotte County-Kansas City Unified Government, Kansas,     12/15 at 100.00         N/R     $       1,874,895
               Sales Tax Special Obligation Bonds, Redevelopment Project
               Area B, Series 2005, 5.000%, 12/01/20
-------------------------------------------------------------------------------------------------------------------------------
       12,875 Total Kansas                                                                                        13,425,891
-------------------------------------------------------------------------------------------------------------------------------
              Kentucky - 0.9%

          500 Ashland, Kentucky, Pollution Control Revenue Refunding          No Opt. Call         Ba1 (3)           528,365
               Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%,
               11/01/09 (ETM)

        4,820 Kentucky State Property and Buildings Commission, Revenue    10/13 at 100.00         AAA             5,181,114
               Refunding Bonds, Project 79, Series 2003, 5.125%, 10/01/17
               (Pre-refunded 10/01/13) - MBIA Insured

       16,980 Kentucky Turnpike Authority, Road Resource Recovery Revenue  10/06 at 100.00         Aa3 (3)        17,082,050
               Refunding Bonds, Series 1987A, 5.000%, 7/01/08 (ETM)
-------------------------------------------------------------------------------------------------------------------------------
       22,300 Total Kentucky                                                                                      22,791,529
-------------------------------------------------------------------------------------------------------------------------------
              Louisiana - 1.7%

              Louisiana Citizens Property Insurance Corporation,
              Assessment Revenue Bonds, Series 2006:
        9,000  5.250%, 6/01/13 - AMBAC Insured                                No Opt. Call         AAA             9,670,770
       12,080  5.000%, 6/01/15 - AMBAC Insured                                No Opt. Call         AAA            12,866,287

        5,030 New Orleans, Louisiana, Refunding Certificates of            12/08 at 102.00         AAA             5,205,346
               Indebtedness, Series 1998B, 5.000%, 12/01/12 - FSA Insured

        2,400 St. Martin Parish, Louisiana, Industrial Development            No Opt. Call          A+             2,364,168
               Revenue Bonds, Cargill Inc., Series 2004, 4.350%, 10/01/12

       12,950 Tobacco Settlement Financing Corporation, Louisiana,          5/11 at 101.00         BBB            13,587,270
               Tobacco Settlement Asset-Backed Bonds, Series 2001B,
               5.875%, 5/15/39
-------------------------------------------------------------------------------------------------------------------------------
       41,460 Total Louisiana                                                                                     43,693,841
-------------------------------------------------------------------------------------------------------------------------------
              Maryland - 0.2%

        1,450 Maryland Community Development Administration, Housing        1/07 at 102.00         Aa2             1,483,611
               Revenue Bonds, Series 1996A, 5.875%, 7/01/16
-------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 5.6%

        8,140 Massachusetts Bay Transportation Authority, Senior Sales      7/12 at 100.00         AAA             8,730,883
               Tax Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/15
               (Pre-refunded 7/01/12) - FSA Insured

          800 Massachusetts Health and Educational Facilities Authority,    7/08 at 101.00           A               823,416
               Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series
               1998B, 5.250%, 7/01/10 - ACA Insured

              Massachusetts Industrial Finance Agency, Resource Recovery
              Revenue Refunding Bonds, Ogden Haverhill Project, Series
              1998A:
        1,500  5.450%, 12/01/12 (Alternative Minimum Tax)                  12/08 at 102.00         BBB             1,556,040
        1,825  5.500%, 12/01/13 (Alternative Minimum Tax)                  12/08 at 102.00         BBB             1,893,821

       10,000 Massachusetts, General Obligation Bonds, Consolidated Loan,     No Opt. Call          AA            11,038,600
               Series 2001D, 5.500%, 11/01/14

              Massachusetts, General Obligation Bonds, Consolidated Loan,
              Series 2003A:
        9,060  5.000%, 1/01/19 (Pre-refunded 1/01/13)                       1/13 at 100.00          AA (3)         9,602,150
       12,500  5.000%, 1/01/21 (Pre-refunded 1/01/13)                       1/13 at 100.00          AA (3)        13,248,000

        7,040 Massachusetts, General Obligation Bonds, Consolidated Loan,   8/13 at 100.00          AA (3)         7,486,054
               Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/13)

       10,000 Massachusetts, General Obligation Bonds, Consolidated Loan,  12/14 at 100.00         AAA            10,718,300
               Series 2004D, 5.000%, 12/01/22 (Pre-refunded 12/01/14) -
               FSA Insured

        7,000 Massachusetts, General Obligation Bonds, Series 2003D,          No Opt. Call          AA             7,767,550
               5.500%, 10/01/15

       12,520 Massachusetts, Special Obligation Dedicated Tax Revenue       1/14 at 100.00         AAA            13,361,845
               Bonds, Series 2004, 5.000%, 1/01/34 (Pre-refunded 1/01/14)
               - FGIC Insured

              Massachusetts, Special Obligation Refunding Notes, Federal
              Highway Grant Anticipation Note Program, Series 2003A:
       10,000  5.000%, 12/15/11 - FSA Insured                                 No Opt. Call         Aaa            10,531,500
       22,325  5.000%, 12/15/12 - FSA Insured                                 No Opt. Call         Aaa            23,642,175

----
67

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                   Optional Call
 Amount (000)    Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------------
                 Massachusetts (continued)
$      12,000     5.000%, 12/15/13 - FSA Insured                                 No Opt. Call         Aaa     $      12,764,640
        7,015     5.000%, 12/15/14 - FSA Insured                                 No Opt. Call         Aaa             7,477,218
----------------------------------------------------------------------------------------------------------------------------------
      131,725    Total Massachusetts                                                                                140,642,192
----------------------------------------------------------------------------------------------------------------------------------
                 Michigan - 7.0%

        1,230    Detroit City School District, Wayne County, Michigan,           No Opt. Call         AAA             1,303,591
                  General Obligation Refunding Bonds, Series 2003A, 5.250%,
                  5/01/11 - FGIC Insured

                 Detroit Water Supply System, Michigan, Water Supply System
                 Revenue Bonds, Series 2006A:
        5,555     5.000%, 7/01/18 (WI/DD, Settling 8/16/06) - FSA Insured      7/16 at 100.00         AAA             5,882,190
        9,295     5.000%, 7/01/19 (WI/DD, Settling 8/16/06) - FSA Insured      7/16 at 100.00         AAA             9,803,994

                 Detroit Water Supply System, Michigan, Water Supply System
                 Revenue Bonds, Series 2006C:
        3,910     5.000%, 7/01/17 (WI/DD, Settling 8/16/06) - FSA Insured      7/16 at 100.00         AAA             4,156,565
        4,765     5.000%, 7/01/18 (WI/DD, Settling 8/16/06) - FSA Insured      7/16 at 100.00         AAA             5,045,659

       10,850    Detroit, Michigan, Sewage Disposal System Revenue Bonds,      1/12 at 100.00         AAA            11,643,352
                  Series 2001D-2, 5.500%, 7/01/32 (Mandatory put 1/01/12) -
                  MBIA Insured

        7,500    Dickinson County Economic Development Corporation,            6/12 at 100.00         BBB             7,967,850
                  Michigan, Environmental Improvement Revenue Bonds,
                  International Paper Company, Series 2002A, 5.750%, 6/01/16

        7,050    Dickinson County Economic Development Corporation,           11/14 at 100.00         BBB             6,938,610
                  Michigan, Pollution Control Revenue Bonds, International
                  Paper Company, Series 2004A, 4.800%, 11/01/18

        1,080    Kent Hospital Finance Authority, Michigan, Revenue Bonds,       No Opt. Call         BBB             1,140,178
                  Metropolitan Hospital, Series 2005A, 5.500%, 7/01/14

        3,370    Michigan Higher Education Facilities Authority, Limited       5/08 at 100.00          AA             3,414,349
                  Obligation Revenue Refunding Bonds, Aquinas College,
                  Series 1998C, 5.125%, 5/01/16 - RAAI Insured

        4,025    Michigan Municipal Bond Authority, Clean Water Revolving     10/14 at 100.00         AAA             4,307,193
                  Fund Revenue Bonds, Series 2004, 5.000%, 10/01/15

       15,000    Michigan State Building Authority, Revenue Bonds,            10/07 at 100.00         AA- (3)        15,189,450
                  Facilities Program, Series 1997II, 4.750%, 10/15/13
                  (Pre-refunded 10/15/07)

                 Michigan State Building Authority, Revenue Refunding Bonds,
                 Facilities Program, Series 1998I:
       14,080     4.750%, 10/15/17                                            10/09 at 100.00         AA-            14,324,006
        3,850     4.750%, 10/15/21                                            10/09 at 100.00         AA-             3,879,915

                 Michigan State Building Authority, Revenue Refunding Bonds,
                 Facilities Program, Series 2003I:
        8,630     5.250%, 10/15/12 - FSA Insured                                 No Opt. Call         AAA             9,272,503
        3,500     5.250%, 10/15/15 - FSA Insured                              10/13 at 100.00         AAA             3,773,140

                 Michigan State Hospital Finance Authority, Hospital Revenue
                 Refunding Bonds, Detroit Medical Center Obligated Group,
                 Series 1993B:
       20,185     5.750%, 8/15/13                                              8/06 at 100.00         BB-            20,184,596
       41,900     5.500%, 8/15/23                                              8/06 at 100.00         BB-            40,505,568

        1,000    Michigan State Hospital Finance Authority, Hospital Revenue     No Opt. Call         Aaa             1,036,560
                  Refunding Bonds, Genesys Regional Medical Center Obligated
                  Group, Series 1998A, 5.500%, 10/01/08 (ETM)

          375    Michigan State Hospital Finance Authority, Hospital Revenue     No Opt. Call          A-               382,196
                  Refunding Bonds, Gratiot Community Hospital, Series 1995,
                  6.100%, 10/01/07

          175    Michigan Strategic Fund, Limited Obligation Revenue Bonds,      No Opt. Call        BBB-               175,985
                  Clark Retirement Community Inc., Series 1998, 4.900%,
                  6/01/08

           40    Michigan Strategic Fund, Limited Obligation Revenue Bonds,      No Opt. Call         N/R (3)            40,762
                  Clark Retirement Community Inc., Series 1998, 4.900%,
                  6/01/08 (ETM)

                 Monroe County Hospital Finance Authority, Michigan, Mercy
                 Memorial Hospital Corporation Revenue Bonds, Series 2006:
        1,080     5.000%, 6/01/14                                                No Opt. Call        BBB-             1,094,807
        1,260     5.500%, 6/01/17                                              6/16 at 100.00        BBB-             1,317,443
        1,330     5.500%, 6/01/18                                              6/16 at 100.00        BBB-             1,383,267

        1,470    Saginaw Hospital Finance Authority, Michigan, Hospital          No Opt. Call           A             1,525,919
                  Revenue Bonds, Covenant Medical Center, Series 2004G,
                  5.000%, 7/01/12
----------------------------------------------------------------------------------------------------------------------------------
      172,505    Total Michigan                                                                                     175,689,648
----------------------------------------------------------------------------------------------------------------------------------

----
68

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              Minnesota - 0.7%

              Minneapolis-St. Paul Housing and Redevelopment Authority,
              Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003:
$       1,050  5.250%, 12/01/10                                               No Opt. Call        BBB+ $       1,094,006
        3,130  5.250%, 12/01/11                                               No Opt. Call        BBB+         3,280,365

          835 Minnesota Housing Finance Agency, Rental Housing Bonds,       8/06 at 101.00         AAA           857,361
               Series 1995D, 5.800%, 8/01/11 - MBIA Insured

              St. Paul Housing and Redevelopment Authority, Minnesota,
              Healthcare Revenue Bonds, Gillette Children's Specialty
              Healthcare, Series 2005:
          225  5.000%, 2/01/12                                                No Opt. Call         N/R           229,626
          375  5.000%, 2/01/13                                                No Opt. Call         N/R           382,965
          400  5.000%, 2/01/14                                                No Opt. Call         N/R           406,424
          300  5.000%, 2/01/15                                                No Opt. Call         N/R           304,440

          950 St. Paul Housing and Redevelopment Authority, Minnesota,        No Opt. Call        BBB+           971,451
               Healthcare Revenue Bonds, Regions Hospital, Series 1998,
               5.000%, 5/15/09

        2,670 St. Paul Housing and Redevelopment Authority, Minnesota,     11/15 at 100.00        Baa3         2,849,424
               Revenue Bonds, Healtheast Inc., Series 2005, 5.750%,
               11/15/21

        2,685 St. Paul Port Authority, Minnesota, Lease Revenue Bonds,        No Opt. Call         AA+         2,858,961
               Office Building at Cedar Street, Series 2003, 5.000%,
               12/01/13

        5,000 White Earth Band of Chippewa Indians, Minnesota, Revenue        No Opt. Call           A         5,394,500
               Bonds, Series 2000A, 7.000%, 12/01/11 - ACA Insured
------------------------------------------------------------------------------------------------------------------------
       17,620 Total Minnesota                                                                                 18,629,523
------------------------------------------------------------------------------------------------------------------------
              Mississippi - 0.3%

        8,660 Mississippi Business Finance Corporation, Pollution Control  10/06 at 100.00        BBB-         8,685,460
               Revenue Refunding Bonds, System Energy Resources Inc.
               Project, Series 1998, 5.875%, 4/01/22
------------------------------------------------------------------------------------------------------------------------
              Missouri - 2.0%

              Hannibal Industrial Development Authority, Missouri, Health
              Facilities Revenue Bonds, Hannibal Regional Hospital,
              Series 2006:
        1,290  4.250%, 3/01/12                                                No Opt. Call        BBB+         1,287,923
        1,465  4.400%, 3/01/15                                                No Opt. Call        BBB+         1,450,702
        1,515  4.450%, 3/01/16                                                No Opt. Call        BBB+         1,497,487

        6,220 Jackson County Reorganized School District R-7, Lees          3/14 at 100.00         Aaa         6,624,051
               Summit, Missouri, General Obligation Bonds, Series 2004,
               5.000%, 3/01/15 - MBIA Insured

        6,020 Joplin Industrial Development Authority, Missouri, Health     2/15 at 102.00        BBB+         6,366,752
               Facilities Revenue Bonds, Freeman Health System, Series
               2004, 5.500%, 2/15/19

              Kansas City Industrial Development Authority, Missouri,
              Retirement Center Revenue Refunding and Improvement Bonds,
              Kingswood Project, Series 1998A:
          445  5.375%, 11/15/09                                            11/08 at 102.00         N/R           441,725
        3,650  5.800%, 11/15/17                                            11/08 at 102.00         N/R         3,643,649

       13,180 Kansas City, Missouri, Airport Revenue Bonds, General         9/12 at 100.00         AAA        14,096,010
               Improvement Projects, Series 2003B, 5.375%, 9/01/15 - FGIC
               Insured

          300 Missouri Health and Educational Facilities Authority,         2/07 at 102.00         N/R           307,179
               Revenue Bonds, Lutheran Senior Services, Series 1997,
               5.550%, 2/01/09

       14,380 Missouri State Board of Public Building, Special Obligation  10/13 at 100.00         AA+        15,279,038
               Bonds, Series 2003A, 5.000%, 10/15/16
------------------------------------------------------------------------------------------------------------------------
       48,465 Total Missouri                                                                                  50,994,516
------------------------------------------------------------------------------------------------------------------------
              Montana - 0.3%

        6,665 Montana Health Facility Authority, Healthcare Facility       12/06 at 102.00         BB+         6,763,709
               Revenue Bonds, Community Medical Center Inc., Series 1996,
               6.375%, 6/01/18
------------------------------------------------------------------------------------------------------------------------
              Nevada - 0.2%

        1,925 Henderson Local Improvement District T-4C, Nevada, Limited   11/06 at 103.00         N/R         1,989,468
               Obligation Refunding Bonds, Green Valley Properties,
               Series 1999A, 5.900%, 11/01/18

----
69

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
-------------------------------------------------------------------------------------------------------------------------------
              Nevada (continued)

$       3,000 Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series        10/12 at 101.00           A     $       3,316,020
               2002A, 6.625%, 11/01/17 - ACA Insured
-------------------------------------------------------------------------------------------------------------------------------
        4,925 Total Nevada                                                                                         5,305,488
-------------------------------------------------------------------------------------------------------------------------------
              New Hampshire - 0.5%

              New Hampshire Health and Education Facilities Authority,
              Hospital Revenue Bonds, Catholic Medical Center, Series
              2006:
          405  5.000%, 7/01/14                                                No Opt. Call        BBB+               417,259
          430  5.000%, 7/01/15                                                No Opt. Call        BBB+               442,926
          445  5.000%, 7/01/16                                                No Opt. Call        BBB+               457,246

              New Hampshire Health and Education Facilities Authority,
              Revenue Bonds, The Memorial Hospital, Series 2006:
          415  5.250%, 6/01/13                                                No Opt. Call        Baa3               428,865
        1,000  5.250%, 6/01/21                                              6/16 at 100.00        Baa3             1,014,270

       10,000 New Hampshire Housing Finance Authority, Multifamily          6/11 at 100.00         Aaa            10,336,800
               Remarketed Housing Bonds, Series 1994I, 5.600%, 1/01/24
               (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------------
       12,695 Total New Hampshire                                                                                 13,097,366
-------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 3.4%

        1,130 Camden County Improvement Authority, New Jersey, Revenue        No Opt. Call         BBB             1,166,849
               Bonds, Cooper Health System, Series 2004A, 5.000%, 2/15/13

       14,000 Essex County Improvement Authority, New Jersey, Lease           No Opt. Call         Aaa            14,928,900
               Revenue Bonds, Series 2003, 5.000%, 12/15/13 - FSA Insured

        1,000 Gloucester County Improvement Authority, New Jersey, Solid      No Opt. Call         BBB             1,082,520
               Waste Resource Recovery Revenue Refunding Bonds, Waste
               Management Inc. Project, Series 1999B, 7.000%, 12/01/29
               (Mandatory put 12/01/09) (Alternative Minimum Tax)

          400 New Jersey Health Care Facilities Financing Authority,        7/15 at 100.00        Baa3               402,844
               Revenue Bonds, Children's Specialized Hospital, Series
               2005A, 5.000%, 7/01/18

        8,040 New Jersey Transportation Trust Fund Authority,              12/15 at 100.00         AAA             8,678,376
               Transportation System Bonds, Series 2005B,
               5.250%, 12/15/17 - FGIC Insured

       10,000 New Jersey Transportation Trust Fund Authority,                 No Opt. Call         AA-            10,914,500
               Transportation System Bonds, Series 2006A, 5.250%, 12/15/20

              New Jersey, General Obligation Bonds, Series 2001H:
        8,070  5.250%, 7/01/12                                                No Opt. Call          AA             8,651,444
        6,150  5.250%, 7/01/12 - FGIC Insured                                 No Opt. Call         AAA             6,603,194

              Tobacco Settlement Financing Corporation, New Jersey,
              Tobacco Settlement Asset-Backed Bonds, Series 2002:
        6,815  5.000%, 6/01/09                                                No Opt. Call         BBB             6,879,538
        6,315  5.500%, 6/01/12                                                No Opt. Call         BBB             6,571,326
          100  5.000%, 6/01/14                                              6/12 at 100.00         BBB               100,672
          100  5.000%, 6/01/15                                              6/12 at 100.00         BBB               100,420
        9,535  5.750%, 6/01/16                                              6/12 at 100.00         BBB             9,909,344
        6,925  5.375%, 6/01/18                                              6/12 at 100.00         BBB             7,031,714
        1,890  5.750%, 6/01/32                                              6/12 at 100.00         BBB             1,977,828
-------------------------------------------------------------------------------------------------------------------------------
       80,470 Total New Jersey                                                                                    84,999,469
-------------------------------------------------------------------------------------------------------------------------------
              New Mexico - 0.3%

        7,600 New Mexico Hospital Equipment Loan Council, Hospital          8/11 at 101.00         AA- (3)         8,203,744
               Revenue Bonds, Presbyterian Healthcare Services, Series
               2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)
-------------------------------------------------------------------------------------------------------------------------------
              New York - 13.1%

              Dormitory Authority of the State of New York, Lease Revenue
              Bonds, State University Dormitory Facilities, Series 2006A:
        1,330  5.000%, 7/01/16 (WI/DD, Settling 8/09/06) - MBIA Insured       No Opt. Call         AAA             1,426,132
        3,635  5.000%, 7/01/17 (WI/DD, Settling 8/09/06) - MBIA Insured     7/16 at 100.00         AAA             3,882,434
        1,720  5.000%, 7/01/18 (WI/DD, Settling 8/09/06) - MBIA Insured     7/16 at 100.00         AAA             1,829,891

----
70

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------
              New York (continued)

              Dormitory Authority of the State of New York, Mortgage
              Insurance Fund Project Pool Bonds, State of New York
              Mortgage Agency - AIDS Long Term Health Care Facility,
              Series 2005:
$       2,150  5.000%, 11/01/13                                            11/10 at 100.00         Aa1     $       2,231,593
        1,065  5.000%, 11/01/14                                            11/10 at 100.00         Aa1             1,105,417

       15,500 Dormitory Authority of the State of New York, New York        5/13 at 100.00          A+ (3)        17,038,530
               City, Lease Revenue Bonds, Court Facilities, Series 2003A,
               5.500%, 5/15/18 (Pre-refunded 5/15/13)

        3,160 Dormitory Authority of the State of New York, Revenue         2/15 at 100.00         AAA             3,390,111
               Bonds, Catskill Regional Hospital, Series 2004, 5.250%,
               2/15/17 - FGIC Insured

        5,925 Dormitory Authority of the State of New York, Revenue         2/07 at 102.00         AA-             6,086,219
               Bonds, Mental Health Services Facilities Improvements,
               Series 1997B, 5.500%, 8/15/17

       16,500 Dormitory Authority of the State of New York, Revenue           No Opt. Call         AAA            17,477,295
               Bonds, New York and Presbyterian Hospital, Series 2004A,
               5.250%, 8/15/11 - FSA Insured

        8,200 Dormitory Authority of the State of New York, Revenue        10/12 at 100.00         AAA             8,882,158
               Bonds, School Districts Financing Program, Series 2002E,
               5.500%, 10/01/17 - MBIA Insured

       16,845 Long Island Power Authority, New York, Electric System        6/08 at 101.00         AAA            17,299,647
               General Revenue Bonds, Series 1998A, 5.000%, 12/01/18 -
               FSA Insured

              Long Island Power Authority, New York, Electric System
              General Revenue Bonds, Series 2003B:
       12,500  5.250%, 12/01/13                                               No Opt. Call          A-            13,424,750
        1,540  5.250%, 6/01/14                                                No Opt. Call          A-             1,656,162

       17,000 Long Island Power Authority, New York, Electric System          No Opt. Call         AAA            18,030,030
               General Revenue Bonds, Series 2006D, 5.000%, 9/01/12
               (WI/DD, Settling 8/01/06) - MBIA Insured

       16,195 Metropolitan Transportation Authority, New York,             11/15 at 100.00         AAA            17,310,512
               Transportation Revenue Bonds, Series 2005B,
               5.000%, 11/15/16 - AMBAC Insured

        4,000 New York City Transitional Finance Authority, New York,       5/15 at 100.00         AAA             4,218,560
               Senior Lien Future Tax Secured Bonds, Fiscal Series
               2005A-1, 5.000%, 11/01/19

        2,000 New York City, New York, General Obligation Bonds, Fiscal     8/06 at 101.50         AA-             2,033,320
               Series 1997E, 6.000%, 8/01/16

        8,590 New York City, New York, General Obligation Bonds, Fiscal     8/08 at 101.00         AA-             8,887,558
               Series 1998J, 5.375%, 8/01/13

        2,180 New York City, New York, General Obligation Bonds, Fiscal     8/08 at 101.00         AA- (3)         2,271,974
               Series 1998J, 5.375%, 8/01/13 (Pre-refunded 8/01/08)

        6,435 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call         AA-             6,515,759
               Series 2001D, 5.000%, 8/01/07

              New York City, New York, General Obligation Bonds, Fiscal
              Series 2004A:
       10,185  5.000%, 8/01/11                                                No Opt. Call         AA-            10,671,537
        7,080  5.000%, 8/01/12                                                No Opt. Call         AA-             7,458,992

              New York City, New York, General Obligation Bonds, Fiscal
              Series 2004B:
       15,000  5.250%, 8/01/11                                                No Opt. Call         AA-            15,885,300
        5,000  5.250%, 8/01/12                                                No Opt. Call         AA-             5,333,800

              New York City, New York, General Obligation Bonds, Fiscal
              Series 2004I:
        8,680  5.000%, 8/01/16 - MBIA Insured                               8/14 at 100.00         AAA             9,191,252
        5,775  5.000%, 8/01/17 - MBIA Insured                               8/14 at 100.00         AAA             6,106,254

        5,000 New York City, New York, General Obligation Bonds, Fiscal     8/14 at 100.00         AAA             5,286,800
               Series 2005H, 5.000%, 8/01/17 - MBIA Insured

        2,785 New York Counties Tobacco Trust III, Tobacco Settlement       6/13 at 100.00         BBB             2,844,432
               Pass-Through Bonds, Series 2003, 5.000%, 6/01/27

        5,000 New York State Environmental Facilities Corporation, State      No Opt. Call         AAA             5,581,000
               Clean Water and Drinking Water Revolving Funds Revenue
               Bonds, New York City Municipal Water Finance Authority
               Project, Series 2002K, 5.500%, 6/15/16

        7,090 New York State Environmental Facilities Corporation, State    6/16 at 100.00         Aa1             7,453,433
               Clean Water and Drinking Water Revolving Funds Revenue
               Bonds, Second Resolution, New York City Municipal Water
               Finance Authority Projects, Subordinated Series 2006B,
               5.000%, 6/15/21

----
71

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------
              New York (continued)

$      15,870 New York State Mortgage Agency, Homeowner Mortgage Revenue   10/11 at 100.00         Aa1     $      16,247,389
               Bonds, Series 101, 5.350%, 4/01/26 (Alternative Minimum
               Tax)

        2,810 New York State Thruway Authority, Highway and Bridge Trust    4/16 at 100.00         AAA             2,990,374
               Fund Bonds, Second Generation, Series 2006A, 5.000%,
               4/01/18 - AMBAC Insured

        5,000 New York State Thruway Authority, State Personal Income Tax   3/12 at 100.00         AAA             5,438,800
               Revenue Bonds, Series 2002A, 5.500%, 3/15/18 (Pre-refunded
               3/15/12)

              New York State Tobacco Settlement Financing Corporation,
              Tobacco Settlement Asset-Backed and State Contingency
              Contract-Backed Bonds, Series 2003A-1:
        2,000  5.250%, 6/01/16                                              6/10 at 100.00         AA-             2,089,000
       40,000  5.500%, 6/01/17                                              6/11 at 100.00         AA-            42,457,600

              New York State Tobacco Settlement Financing Corporation,
              Tobacco Settlement Asset-Backed and State Contingency
              Contract-Backed Bonds, Series 2003B-1C:
       15,000  5.500%, 6/01/17                                              6/11 at 100.00         AA-            15,941,850
       10,000  5.500%, 6/01/18                                              6/12 at 100.00         AA-            10,695,100

        1,000 Port Authority of New York and New Jersey, Special Project      No Opt. Call         AAA             1,086,070
               Bonds, JFK International Air Terminal LLC, Sixth Series
               1997, 6.250%, 12/01/10 - MBIA Insured (Alternative Minimum
               Tax)

          300 Port Authority of New York and New Jersey, Special Project      No Opt. Call         N/R               304,689
               Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07
               (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------
      310,045 Total New York                                                                                     328,061,724
----------------------------------------------------------------------------------------------------------------------------
              North Carolina - 3.2%

       11,230 North Carolina Eastern Municipal Power Agency, Power System     No Opt. Call         BBB            11,708,735
               Revenue Refunding Bonds, Series 1993B, 7.000%, 1/01/08

        2,500 North Carolina Eastern Municipal Power Agency, Power System   1/09 at 102.00         BBB             2,627,725
               Revenue Refunding Bonds, Series 1999B, 5.600%, 1/01/15

              North Carolina Eastern Municipal Power Agency, Power System
              Revenue Refunding Bonds, Series 2003D:
       10,000  5.375%, 1/01/11                                                No Opt. Call         BBB            10,516,100
       20,000  5.375%, 1/01/13                                                No Opt. Call         BBB            21,268,600
       11,000  5.125%, 1/01/23                                              1/13 at 100.00         BBB            11,283,470

        2,000 North Carolina Infrastructure Finance Corporation,              No Opt. Call         AA+             2,093,520
               Certificates of Participation, Correctional Facilities,
               Series 2004A, 5.000%, 2/01/11

        2,000 North Carolina Medical Care Commission, Healthcare           11/13 at 100.00         AA-             2,082,240
               Facilities Revenue Bonds, Novant Health Obligated Group,
               Series 2003A, 5.000%, 11/01/17

          500 North Carolina Medical Care Commission, Revenue Bonds,        7/08 at 100.00         N/R               501,220
               Pines at Davidson, Series 2006B, 4.200%, 7/01/10

              North Carolina Municipal Power Agency 1, Catawba Electric
              Revenue Bonds, Series 2003A:
        7,000  5.500%, 1/01/13                                                No Opt. Call          A3             7,492,730
       10,000  5.250%, 1/01/18 - MBIA Insured                               1/13 at 100.00         AAA            10,610,900

          520 Wilmington Housing Authority, North Carolina, First          12/06 at 100.00         N/R (3)           526,750
               Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10 (ETM)
----------------------------------------------------------------------------------------------------------------------------
       76,750 Total North Carolina                                                                                80,711,990
----------------------------------------------------------------------------------------------------------------------------
              Ohio - 0.7%

        1,000 Dayton, Ohio, Special Facilities Revenue Refunding Bonds,       No Opt. Call         AAA             1,061,110
               Emery Air Freight Corporation and Emery Worldwide Airlines
               Inc. - Guarantors, Series 1988C, 6.050%, 10/01/09

        5,635 Hamilton County, Ohio, Sewer System Revenue Refunding and    12/13 at 100.00         AAA             5,985,384
               Improvement Bonds, Metropolitan Sewer District, Series
               2003A, 5.000%, 12/01/15 - MBIA Insured

        1,970 Miami County, Ohio, Hospital Facilities Revenue Refunding       No Opt. Call          A-             2,074,390
               Bonds, Upper Valley Medical Center Inc., Series 2006,
               5.250%, 5/15/15

        2,280 Ohio Department of Administrative Services, Certificates of     No Opt. Call         AAA             2,409,276
               Participation, Administrative Knowledge System Project,
               Series 2005A, 5.000%, 9/01/12 - MBIA Insured

----
72

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)             Value
------------------------------------------------------------------------------------------------------------------------
              Ohio (continued)

$       6,140 Ohio, State Appropriation Lease Bonds, Higher Education         No Opt. Call          AA $       6,646,427
               Capital Facilities, Series 2002A-II, 5.375%, 12/01/12
------------------------------------------------------------------------------------------------------------------------
       17,025 Total Ohio                                                                                      18,176,587
------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 0.6%

        2,495 Norman Regional Hospital Authority, Oklahoma, Hospital        9/16 at 100.00        BBB-         2,608,423
               Revenue Bonds, Series 2005, 5.500%, 9/01/23

        8,375 Oklahoma, General Obligation Bonds, Series 2003A, 5.000%,     7/13 at 101.00         AAA         8,897,433
               7/15/17 - FGIC Insured

              Stillwater Medical Center Authority, Oklahoma, Hospital
              Revenue Bonds, Series 2005:
          120  5.250%, 5/15/12                                                No Opt. Call        BBB+           125,404
          700  5.250%, 5/15/13                                                No Opt. Call        BBB+           731,206
          790  5.250%, 5/15/14                                                No Opt. Call        BBB+           826,079
        1,050  5.250%, 5/15/15                                              5/14 at 100.00        BBB+         1,096,137
------------------------------------------------------------------------------------------------------------------------
       13,530 Total Oklahoma                                                                                  14,284,682
------------------------------------------------------------------------------------------------------------------------
              Oregon - 0.7%

        8,720 Oregon Department of Administrative Services, Certificates    5/07 at 101.00         AAA         8,942,970
               of Participation, Series 1997A, 5.800%, 5/01/24
               (Pre-refunded 5/01/07) - AMBAC Insured

        7,445 Portland, Oregon, Sewer System Revenue Bonds, Series 2004A,  10/14 at 100.00         AAA         7,922,671
               5.000%, 10/01/16 - FSA Insured
------------------------------------------------------------------------------------------------------------------------
       16,165 Total Oregon                                                                                    16,865,641
------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 0.7%

        5,475 Carbon County Industrial Development Authority,                 No Opt. Call        BBB-         5,770,869
               Pennsylvania, Resource Recovery Revenue Refunding Bonds,
               Panther Creek Partners Project, Series 2000, 6.650%,
               5/01/10 (Alternative Minimum Tax)

          495 Pennsylvania Higher Educational Facilities Authority,           No Opt. Call        BBB-           498,698
               Revenue Bonds, Geneva College, Series 1998, 4.950%, 4/01/08

              Pennsylvania Housing Finance Agency, FHA-Insured
              Multifamily Housing Revenue Refunding Mortgage Loan Bonds,
              Series 1992:
          980  8.100%, 7/01/13                                              1/07 at 100.00         AAA           982,293
        5,340  8.200%, 7/01/24                                              1/07 at 100.00         AAA         5,536,619

        5,000 Philadelphia School District, Pennsylvania, General           8/12 at 100.00         AAA         5,478,450
               Obligation Bonds, Series 2002B, 5.625%, 8/01/17
               (Pre-refunded 8/01/12) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------
       17,290 Total Pennsylvania                                                                              18,266,929
------------------------------------------------------------------------------------------------------------------------
              Puerto Rico - 3.1%

              Puerto Rico Electric Power Authority, Power Revenue Bonds,
              Series 2002II:
        4,200  5.375%, 7/01/19 - MBIA Insured                               7/12 at 101.00         AAA         4,528,902
        5,000  5.000%, 7/01/20 - MBIA Insured                               7/12 at 101.00         AAA         5,232,300

        4,000 Puerto Rico Highway and Transportation Authority, Highway       No Opt. Call         AAA         4,416,400
               Revenue Bonds, Series 1998A, 5.500%, 7/01/14 - AMBAC
               Insured

       10,000 Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call         AAA        10,872,500
               Government Facilities Revenue Bonds, Series 2003H, 5.250%,
               7/01/14 - FGIC Insured

        3,000 Puerto Rico Public Buildings Authority, Guaranteed            7/12 at 100.00         BBB         3,096,690
               Government Facilities Revenue Bonds, Series 2004J, 5.000%,
               7/01/28 (Mandatory put 7/01/12)

        5,500 Puerto Rico Public Finance Corporation, Commonwealth          2/12 at 100.00        BBB-         5,862,835
               Appropriation Bonds, Series 2004A, 5.750%, 8/01/27
               (Mandatory put 2/01/12)

       10,000 Puerto Rico, General Obligation and Public Improvement          No Opt. Call         AAA        11,165,600
               Bonds, Series 2001A, 5.500%, 7/01/16 - MBIA Insured

       10,000 Puerto Rico, General Obligation Refunding Bonds, Series         No Opt. Call         AAA        10,868,000
               2002, 5.500%, 7/01/12 - FGIC Insured

        5,280 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call         AAA         6,165,562
               Transportation Authority, Series 1996Z, 6.250%, 7/01/15 -
               MBIA Insured

       11,000 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00         AAA        11,891,330
               Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
               (Pre-refunded 7/01/10)

----
73

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                Optional Call
 Amount (000) Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------
              Puerto Rico (continued)

$       2,200 Puerto Rico, The Children's Trust Fund, Tobacco Settlement      No Opt. Call         BBB     $       2,218,744
               Asset-Backed Refunding Bonds, Series 2002, 5.000%, 5/15/08
----------------------------------------------------------------------------------------------------------------------------
       70,180 Total Puerto Rico                                                                                   76,318,863
----------------------------------------------------------------------------------------------------------------------------
              Rhode Island - 0.4%

        2,265 Rhode Island Health and Educational Building Corporation,       No Opt. Call         AAA             2,355,124
               Revenue Refunding Bonds, Johnson and Wales University,
               Series 2003, 5.000%, 4/01/10 - XLCA Insured

        7,895 Rhode Island Tobacco Settlement Financing Corporation,        6/12 at 100.00         BBB             8,299,777
               Tobacco Settlement Asset-Backed Bonds, Series 2002A,
               6.000%, 6/01/23
----------------------------------------------------------------------------------------------------------------------------
       10,160 Total Rhode Island                                                                                  10,654,901
----------------------------------------------------------------------------------------------------------------------------
              South Carolina - 1.3%

        4,000 Greenville County School District, South Carolina,           12/12 at 101.00         AA- (3)         4,386,000
               Installment Purchase Revenue Bonds, Series 2002, 5.500%,
               12/01/28 (Pre-refunded 12/01/12)

       15,000 Greenville County School District, South Carolina,           12/16 at 100.00         AA-            15,569,400
               Installment Purchase Revenue Bonds, Series 2006,
               5.000%, 12/01/23

              Newberry Investing in Children's Education, South Carolina,
              Installment Purchase Revenue Bonds, Newberry County School
              District Project, Series 2005:
        1,500  5.250%, 12/01/23                                            12/15 at 100.00        BBB+             1,551,345
        2,000  5.250%, 12/01/24                                            12/15 at 100.00        BBB+             2,065,420

        3,600 South Carolina Public Service Authority, Revenue Bonds,       1/10 at 101.00         AAA             3,827,088
               Santee Cooper Electric System, Series 1999A, 5.500%,
               1/01/11 - MBIA Insured

        5,700 Tobacco Settlement Revenue Management Authority, South        5/11 at 101.00         BBB             6,020,739
               Carolina, Tobacco Settlement Asset-Backed Bonds, Series
               2001B, 6.000%, 5/15/22
----------------------------------------------------------------------------------------------------------------------------
       31,800 Total South Carolina                                                                                33,419,992
----------------------------------------------------------------------------------------------------------------------------
              South Dakota - 0.3%

              South Dakota Health and Educational Facilities Authority,
              Revenue Bonds, Huron Regional Medical Center, Series 2005:
          450  5.000%, 4/01/09                                                No Opt. Call        BBB+               456,809
          760  5.000%, 4/01/17                                              4/13 at 100.00        BBB+               765,647
          800  5.000%, 4/01/18                                              4/13 at 100.00        BBB+               803,232
          840  5.000%, 4/01/19                                              4/13 at 100.00        BBB+               841,831
          820  5.000%, 4/01/20                                              4/13 at 100.00        BBB+               820,312

        4,000 South Dakota Health and Educational Facilities Authority,    11/11 at 101.00          A+             4,148,760
               Revenue Bonds, Sioux Valley Hospitals, Series 2001E,
               5.375%, 11/01/24

              South Dakota Health and Educational Facilities Authority,
              Revenue Bonds, Westhills Village Retirement Community
              Project, Series 2006:
          275  4.500%, 9/01/10                                                No Opt. Call          A-               277,360
          295  4.500%, 9/01/12                                                No Opt. Call          A-               297,773
          300  4.550%, 9/01/14                                                No Opt. Call          A-               303,126
----------------------------------------------------------------------------------------------------------------------------
        8,540 Total South Dakota                                                                                   8,714,850
----------------------------------------------------------------------------------------------------------------------------
              Tennessee - 1.8%

              Johnson City Health and Educational Facilities Board,
              Tennessee, Revenue Bonds, Mountain States Health Alliance,
              Series 2006A:
          715  5.000%, 7/01/15                                                No Opt. Call        BBB+               729,665
          750  5.000%, 7/01/18                                              7/16 at 100.00        BBB+               755,805

       10,000 Memphis, Tennessee, General Improvement Bonds, Series 2000,   4/08 at 101.00          A1 (3)        10,342,700
               5.250%, 4/01/19 (Pre-refunded 4/01/08)

       14,645 Memphis, Tennessee, Subordinate Lien Electric System            No Opt. Call         AAA            15,613,035
               Revenue Bonds, Series 2003A, 5.000%, 12/01/13 - MBIA
               Insured

          500 Memphis-Shelby County Airport Authority, Tennessee, Special     No Opt. Call         BBB               524,685
               Facilities Revenue Refunding Bonds, FedEx Inc., Series
               1997, 5.350%, 9/01/12

----
74

    Principal                                                                   Optional Call
 Amount (000)    Description                                                   Provisions (1) Ratings (2)             Value
---------------------------------------------------------------------------------------------------------------------------
                 Tennessee (continued)

$       2,000    Memphis-Shelby County Airport Authority, Tennessee, Special     No Opt. Call         BBB $       2,086,980
                  Facilities Revenue Refunding Bonds, FedEx Inc., Series
                  2002, 5.050%, 9/01/12

        6,750    Metropolitan Government of Nashville-Davidson County,           No Opt. Call         BBB         6,722,730
                  Tennessee, Exempt Facilities Revenue Bonds, Waste
                  Management Inc., Series 2001, 3.750%, 8/01/31 (Mandatory
                  put 8/01/07) (Alternative Minimum Tax)

        7,350    Shelby County Health, Educational and Housing Facilities        No Opt. Call         N/R         7,499,131
                  Board, Tennessee, Revenue Bonds, Baptist Memorial
                  Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put
                  10/01/08)
---------------------------------------------------------------------------------------------------------------------------
       42,710    Total Tennessee                                                                                 44,274,731
---------------------------------------------------------------------------------------------------------------------------
                 Texas - 6.2%

        5,000    Austin, Texas, Airport System Prior Lien Revenue Bonds,      11/13 at 100.00         AAA         5,326,050
                  Series 2003, 5.250%, 11/15/16 - MBIA Insured

        8,800    Austin, Texas, Electric Utility System Revenue Refunding      5/13 at 100.00         AAA         9,349,912
                  Bonds, Series 2003, 5.250%, 11/15/20 - MBIA Insured

        6,585    Crowley Independent School District, Tarrant and Johnson      8/08 at 100.00         AAA         6,935,388
                  Counties, Texas, General Obligation Bonds, Series 1997,
                  6.500%, 8/01/23 (Pre-refunded 8/01/08)

        3,000    Goose Creek Consolidated Independent School District,           No Opt. Call         AAA         2,710,320
                  Harris County, Texas, General Obligation Refunding Bonds,
                  Series 1993, 0.000%, 2/15/09

                 Harris County Health Facilities Development Corporation,
                 Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare
                 System, Series 2004A:
        3,290     5.000%, 12/01/09                                               No Opt. Call          A+         3,390,181
        1,475     5.250%, 12/01/10                                               No Opt. Call          A+         1,543,366
        1,000     5.250%, 12/01/11                                               No Opt. Call          A+         1,053,410
        1,150     5.250%, 12/01/12                                               No Opt. Call          A+         1,216,999
        1,000     5.250%, 12/01/13                                               No Opt. Call          A+         1,059,020

        7,000    Harris County Health Facilities Development Corporation,     10/06 at 100.00         AAA         7,017,220
                  Texas, Hospital Revenue Bonds, St. Luke's Episcopal
                  Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)

       12,555    Harris County Health Facilities Development Corporation,      7/09 at 101.00         AAA        13,299,386
                  Texas, Revenue Bonds, Christus Health, Series 1999A,
                  5.625%, 7/01/12 (Pre-refunded 7/01/09) - MBIA Insured

       15,000    Harris County, Texas, Subordinate Lien General Obligation       No Opt. Call         AAA        15,750,600
                  Bonds, Series 2004B, 5.000%, 8/15/32 (Mandatory put
                  8/15/12) - FSA Insured

                 Houston, Texas, First Lien Combined Utility System Revenue
                 Bonds, Series 2004A:
        3,500     5.250%, 5/15/11 - MBIA Insured                                 No Opt. Call         AAA         3,712,240
        5,750     5.250%, 5/15/12 - MBIA Insured                                 No Opt. Call         AAA         6,147,843
        3,595     5.250%, 5/15/13 - MBIA Insured                                 No Opt. Call         AAA         3,868,472

                 Houston, Texas, Junior Lien Water and Sewerage System
                 Revenue Forward Refunding Bonds, Series 2002B:
        6,000     5.750%, 12/01/15 (Pre-refunded 12/01/12) - AMBAC Insured    12/12 at 100.00         AAA         6,622,560
        5,385     5.750%, 12/01/16 (Pre-refunded 12/01/12) - AMBAC Insured    12/12 at 100.00         AAA         5,943,748

                 Houston, Texas, Junior Lien Water and Sewerage System
                 Revenue Refunding Bonds, Series 2001A:
       10,000     5.500%, 12/01/14 - FSA Insured                              12/11 at 100.00         AAA        10,759,200
        4,200     5.500%, 12/01/17 - FSA Insured                              12/11 at 100.00         AAA         4,490,682

       10,000    Houston, Texas, Junior Lien Water and Sewerage System        12/12 at 100.00         AAA        10,620,200
                  Revenue Refunding Bonds, Series 2002A, 5.000%, 12/01/30
                  (Pre-refunded 12/01/12) - FSA Insured

        1,595    Kerrville Health Facilities Development Corporation, Texas,     No Opt. Call        BBB-         1,626,262
                  Revenue Bonds, Sid Peterson Memorial Hospital Project,
                  Series 2005, 5.000%, 8/15/14

        4,515    Lower Colorado River Authority, Texas, Contract Revenue       5/13 at 100.00         AAA         4,801,793
                  Refunding Bonds, Transmission Services Corporation, Series
                  2003C, 5.250%, 5/15/17 - AMBAC Insured

                 North Harris County Regional Water Authority, Texas, Senior
                 Water Revenue Bonds, Series 2003:
        2,855     5.250%, 12/15/14 - FGIC Insured                             12/13 at 100.00         AAA         3,061,359
        3,465     5.250%, 12/15/17 - FGIC Insured                             12/13 at 100.00         AAA         3,701,382

----
75

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                                   Optional Call
 Amount (000)    Description                                                   Provisions (1) Ratings (2)                 Value
-------------------------------------------------------------------------------------------------------------------------------
                 Texas (continued)

                 Sam Rayburn Municipal Power Agency, Texas, Power Supply
                 System Revenue Refunding Bonds, Series 2002A:
$       8,615     6.000%, 10/01/16                                            10/12 at 100.00        Baa2     $       9,078,315
        9,450     6.000%, 10/01/21                                            10/12 at 100.00        Baa2             9,937,715

          800    Tomball Hospital Authority, Texas, Hospital Revenue Bonds,      No Opt. Call        Baa3               822,160
                  Tomball Regional Hospital, Series 1999, 5.500%, 7/01/09
-------------------------------------------------------------------------------------------------------------------------------
      145,580    Total Texas                                                                                        153,845,783
-------------------------------------------------------------------------------------------------------------------------------
                 Utah - 0.2%

        3,345    Intermountain Power Agency, Utah, Power Supply Revenue        7/07 at 102.00         AAA             3,464,182
                  Refunding Bonds, Series 1997B, 5.750%, 7/01/19 - MBIA
                  Insured
-------------------------------------------------------------------------------------------------------------------------------
                 Virgin Islands - 0.0%

        1,000    Virgin Islands Water and Power Authority, Electric System     7/08 at 101.00         N/R             1,023,130
                  Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/09
-------------------------------------------------------------------------------------------------------------------------------
                 Virginia - 0.9%

        2,370    Chesapeake Hospital Authority, Virginia, Revenue Bonds,         No Opt. Call          A3             2,502,649
                  Chesapeake General Hospital, Series 2004A, 5.250%, 7/01/13

        5,000    Fairfax County Economic Development Authority, Virginia,        No Opt. Call         AA+             5,345,300
                  Lease Revenue Bonds, Government Center Properties, Series
                  2003, 5.000%, 5/15/14

                 Metropolitan Washington D.C. Airports Authority, Airport
                 System Revenue Bonds, Series 2003B:
        2,685     5.250%, 10/01/14 - FGIC Insured                             10/13 at 100.00         AAA             2,879,206
        2,280     5.250%, 10/01/15 - FGIC Insured                             10/13 at 100.00         AAA             2,437,616

          500    Pocahontas Parkway Association, Virginia, Senior Lien           No Opt. Call         AAA               508,075
                  Revenue Bonds, Route 895 Connector Toll Road, Series
                  1998A, 5.250%, 8/15/07 (ETM)

          555    Prince William County Park Authority, Virginia, Park         10/09 at 101.00          A3               582,239
                  Facilities Revenue Refunding and Improvement Bonds, Series
                  1999, 5.375%, 10/15/11

        4,645    Tobacco Settlement Financing Corporation of Virginia,         6/15 at 100.00         BBB             4,751,742
                  Tobacco Settlement Asset-Backed Bonds, Series 2005,
                  5.250%, 6/01/19
-------------------------------------------------------------------------------------------------------------------------------
       18,035    Total Virginia                                                                                      19,006,827
-------------------------------------------------------------------------------------------------------------------------------
                 Washington - 4.6%

        2,620    Chelan County Public Utility District 1, Washington, Rocky    1/07 at 100.00          AA             2,622,070
                  Reach Hydroelectric System Revenue Bonds, Series 1968,
                  5.125%, 7/01/23

        2,710    Douglas County Public Utility District 1, Washington,           No Opt. Call          AA (3)         2,656,450
                  Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%,
                  9/01/18 (ETM)

        4,730    Energy Northwest, Washington, Electric Revenue Bonds,           No Opt. Call         AAA             5,022,787
                  Columbia Generating Station - Nuclear Project 2, Series
                  2004A, 5.250%, 7/01/11 - AMBAC Insured

                 Energy Northwest, Washington, Electric Revenue Refunding
                 Bonds, Columbia Generating Station - Nuclear Project 2,
                 Series 2003A:
        4,145     5.500%, 7/01/12                                                No Opt. Call         Aaa             4,488,828
        4,100     5.500%, 7/01/14                                                No Opt. Call         Aaa             4,503,440

        5,000    Energy Northwest, Washington, Electric Revenue Refunding      7/11 at 101.00         AAA             5,402,950
                  Bonds, Nuclear Project 1, Series 2001A, 5.500%, 7/01/12 -
                  FSA Insured

        5,000    Energy Northwest, Washington, Electric Revenue Refunding      7/12 at 100.00         AAA             5,372,450
                  Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 -
                  MBIA Insured

        5,055    King County, Washington, General Obligation Bonds,            6/14 at 100.00         AAA             5,377,105
                  Harborview Medical Center, Series 2004, 5.000%, 12/01/14 -
                  AMBAC Insured

        6,045    Seattle, Washington, Municipal Light and Power Revenue       11/13 at 100.00         AAA             6,518,868
                  Bonds, Series 2003, 5.250%, 11/01/16 - FSA Insured

        1,175    Skagit County Public Hospital District 1, Washington,        12/15 at 100.00        Baa2             1,204,551
                  Revenue Bonds, Skagit Valley Hospital, Series 2005,
                  5.375%, 12/01/22

----
76

    Principal                                                                   Optional Call
 Amount (000)    Description                                                   Provisions (1) Ratings (2)                 Value
----------------------------------------------------------------------------------------------------------------------------------
                 Washington (continued)

$       8,900    Tacoma, Washington, Electric System Revenue Bonds, Series     7/14 at 100.00         AAA     $       9,588,771
                  2004A, 5.250%, 1/01/16 - FGIC Insured

        5,000    Washington Public Power Supply System, Revenue Refunding        No Opt. Call         Aaa             6,123,600
                  Bonds, Nuclear Project 1, Series 1989B, 7.125%, 7/01/16

       12,610    Washington Public Power Supply System, Revenue Refunding        No Opt. Call         Aaa            12,986,282
                  Bonds, Nuclear Project 1, Series 1993A, 7.000%, 7/01/07
                  (ETM)

        7,805    Washington Public Power Supply System, Revenue Refunding        No Opt. Call         Aaa             8,466,708
                  Bonds, Nuclear Project 1, Series 1993B, 7.000%, 7/01/09

                 Washington State Tobacco Settlement Authority, Tobacco
                 Settlement Asset-Backed Revenue Bonds, Series 2002:
        5,000     5.250%, 6/01/09                                                No Opt. Call         BBB             5,080,150
          320     5.500%, 6/01/12                                                No Opt. Call         BBB               332,989
        6,505     6.500%, 6/01/26                                              6/13 at 100.00         BBB             7,092,857

       12,000    Washington State, General Obligation Bonds, Series 1992B,       No Opt. Call         AAA            14,114,280
                  6.400%, 6/01/17 - MBIA Insured

        7,845    Washington, Various Purpose General Obligation Bonds,         7/10 at 100.00         AAA             8,302,599
                  Series 2000A, 5.625%, 7/01/21 - FSA Insured
----------------------------------------------------------------------------------------------------------------------------------
      106,565    Total Washington                                                                                   115,257,735
----------------------------------------------------------------------------------------------------------------------------------
                 Wisconsin - 3.8%

                 Badger Tobacco Asset Securitization Corporation, Wisconsin,
                 Tobacco Settlement Asset-Backed Bonds, Series 2002:
        3,000     5.000%, 6/01/08                                                No Opt. Call         BBB             3,018,330
        1,265     5.000%, 6/01/09                                                No Opt. Call         BBB             1,276,980
          150     5.500%, 6/01/10                                                No Opt. Call         BBB               154,552
          100     5.750%, 6/01/12                                                No Opt. Call         BBB               105,322
        4,100     6.000%, 6/01/17                                              6/12 at 100.00         BBB             4,327,181

       31,000    Wisconsin Health and Educational Facilities Authority,       11/06 at 102.00         AAA            31,664,020
                  Revenue Bonds, Aurora Medical Group Inc., Series 1996,
                  5.750%, 11/15/25 - FSA Insured

        4,552    Wisconsin Health and Educational Facilities Authority,          No Opt. Call         AAA             4,900,319
                  Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003,
                  5.625%, 2/15/13 - AMBAC Insured

          750    Wisconsin Health and Educational Facilities Authority,       10/07 at 101.00         BBB               758,543
                  Revenue Bonds, Carroll College, Series 1998, 5.000%,
                  10/01/09

        2,000    Wisconsin Health and Educational Facilities Authority,        5/16 at 100.00         BBB             2,000,160
                  Revenue Bonds, Divine Savior Healthcare, Series 2006,
                  5.000%, 5/01/23

        6,920    Wisconsin Health and Educational Facilities Authority,          No Opt. Call         AAA             7,790,052
                  Revenue Bonds, Meriter Hospital Inc., Series 1992A,
                  6.000%, 12/01/22 - FGIC Insured

       10,000    Wisconsin Housing and Economic Development Authority, Home    9/08 at 101.50          AA            10,232,900
                  Ownership Revenue Bonds, Series 1998B, 5.500%, 9/01/27
                  (Alternative Minimum Tax)

        3,545    Wisconsin Housing and Economic Development Authority, Home    9/11 at 100.00          AA             3,613,241
                  Ownership Revenue Bonds, Series 2002A, 5.300%, 9/01/18
                  (Alternative Minimum Tax)

        2,820    Wisconsin Housing and Economic Development Authority,           No Opt. Call          AA (3)         3,024,052
                  Insured Mortgage Revenue Refunding Bonds, Series 1977A,
                  5.800%, 6/01/17 (ETM)

        8,105    Wisconsin, General Obligation Bonds, Series 2001F, 5.250%,    5/12 at 100.00         AAA             8,661,082
                  5/01/20 (Pre-refunded 5/01/12) - FSA Insured

       10,000    Wisconsin, General Obligation Bonds, Series 2005I, 5.000%,    5/15 at 100.00         AAA            10,651,700
                  5/01/16 - MBIA Insured

        2,035    Wisconsin, Transportation Revenue Refunding Bonds, Series       No Opt. Call         AA-             2,183,553
                  1998A, 5.500%, 7/01/11
----------------------------------------------------------------------------------------------------------------------------------
       90,342    Total Wisconsin                                                                                     94,361,987
----------------------------------------------------------------------------------------------------------------------------------
$   2,356,006    Total Long-Term Investments (cost $2,425,331,716) - 99.4%                                        2,483,418,770
----------------------------------------------------------------------------------------------------------------------------------
-------------
                 Short-Term Investments - 1.3%

        9,000    California Department of Water Resources, Power Supply                              A-1+             9,000,000
                  Revenue Bonds, Variable Rate Demand Obligations, Series
                  2002B-5, 3.600%, 5/01/22 (4)

----
77

Portfolio of Investments (Unaudited)
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
July 31, 2006

    Principal                                                               Optional Call
 Amount (000) Description                                                  Provisions (1) Ratings (2)             Value
--------------------------------------------------------------------------------------------------------------------------
              Short-Term Investments (continued)

$       1,770 Idaho Health Facilities Authority, Revenue Bonds, St.                              A-1+ $       1,770,000
               Luke's Regional Medical Center, Variable Rate Demand
               Obligations, Series 2005, 3.650%, 7/01/35 - FSA Insured (4)

        2,440 Illinois Development Finance Authority, Revenue Bonds,                           VMIG-1         2,440,000
               Jewish Federation of Metropolitan Chicago, Variable Rate
               Demand Obligations, Series 2002, 3.680%, 9/01/32 - AMBAC
               Insured (4)

        2,000 Metropolitan Transportation Authority, New York,                                   A-1+         2,000,000
               Transportation Revenue Bonds, Variable Rate Demand
               Obligations, Series 2005G, 3.680%, 11/01/26 (4)

        4,300 New York City Municipal Water Finance Authority, New York,                         A-1+         4,300,000
               Water and Sewerage System Revenue Bonds, Variable Rate
               Demand Obligations, Fiscal Series 1994C, 3.650%, 6/15/23 -
               FGIC Insured (4)

        4,675 New York City, New York, General Obligation Bonds, Variable                        A-1+         4,675,000
               Rate Demand Obligations, Fiscal Series 2005 E-2, 3.640%,
               8/01/34 (4)

        2,750 New York State Mortgage Agency, Mortgage Revenue Bonds,                          VMIG-1         2,750,000
               Variable Rate Demand Obligations, Thirty-Seventh Series,
               3.640%, 4/01/35 (Alternative Minimum Tax) (4)

        2,695 Wisconsin Health and Educational Facilities Authority,                             A-1+         2,695,000
               Revenue Bonds, Gunderson Lutheran Obligated Group,
               Variable Rate Demand Obligations, Series 2000A, 3.680%,
               12/01/15 - FSA Insured (4)

        2,400 Wisconsin Health and Educational Facilities Authority,                             A-1+         2,400,000
               Revenue Bonds, Gundersen Lutheran Obligated Group,
               Variable Rate Demand Obligations, Series 2000B, 3.680%,
               12/01/29 - FSA Insured (4)
--------------------------------------------------------------------------------------------------------------------------
$      32,030 Total Short-Term Investments (cost $32,030,000)                                                32,030,000
--------------------------------------------------------------------------------------------------------------------------
-------------
              Total Investments (cost $2,457,361,716) - 100.7%                                            2,515,448,770
              ---------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - (0.7)%                                                       (18,133,605)
              ---------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                       $   2,497,315,165
              ---------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (3) Backed by an escrow or trust containing sufficient U.S.
                Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            N/R Not rated.
          WI/DD  Purchased on a when-issued or delayed delivery basis.
          (ETM) Escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At July 31, 2006, the cost of investments was $2,452,956,828.

           Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $67,844,561
       Depreciation                                             (5,352,619)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $62,491,942
     ----------------------------------------------------------------------

----
78

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND
July 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
----------------------------------------------------------------------------------------------------------------------------
             Alabama - 2.2%

 $     3,815 Alabama 21st Century Authority, Tobacco Settlement Revenue   12/11 at 101.00          A-     $     4,013,304
              Bonds, Series 2001, 5.500%, 12/01/12

       1,000 Alabama Public School and College Authority, Capital            No Opt. Call          AA           1,026,930
              Improvement Revenue Bonds, Series 1998, 5.000%, 11/01/08

       3,630 Birmingham Special Care Facilities Financing Authority,         No Opt. Call        Baa1           3,736,214
              Alabama, Revenue Bonds, Baptist Health System Inc., Series
              2005A, 5.000%, 11/15/12

       2,595 Colbert County-Northwest Health Care Authority, Alabama,        No Opt. Call        Baa3           2,603,460
              Revenue Bonds, Helen Keller Hospital, Series 2003, 5.000%,
              6/01/09

             Health Care Authority for Baptist Health, Alabama, Revenue
             Bonds, Baptist Health, Series 2006D:
       1,000  5.000%, 11/15/13                                               No Opt. Call          A3           1,031,970
       1,000  5.000%, 11/15/14                                               No Opt. Call          A3           1,031,340

       1,500 Mobile Industrial Development Board, Alabama, Pollution       6/09 at 100.00         BBB           1,506,600
              Control Revenue Bonds, International Paper Company, Series
              1994A, 4.650%, 12/01/11

       1,000 Mobile Industrial Development Board, Alabama, Pollution         No Opt. Call         BBB           1,003,510
              Control Revenue Refunding Bonds, International Paper
              Company, Series 1998A, 4.750%, 4/01/10
----------------------------------------------------------------------------------------------------------------------------
      15,540 Total Alabama                                                                                     15,953,328
----------------------------------------------------------------------------------------------------------------------------
             Arizona - 1.5%

             Glendale Industrial Development Authority, Arizona, Revenue
             Bonds, Midwestern University, Series 2004:
       1,025  5.125%, 5/15/09                                                No Opt. Call          A-           1,052,224
         695  5.250%, 5/15/11                                                No Opt. Call          A-             724,718
       1,000  5.250%, 5/15/12                                                No Opt. Call          A-           1,046,750

             Maricopa County, Arizona, Hospital Revenue Bonds, Sun
             Health Corporation, Series 2005:
       3,080  5.000%, 4/01/13                                                No Opt. Call        Baa1           3,182,903
       3,000  5.000%, 4/01/15                                                No Opt. Call        Baa1           3,099,960

       2,000 Yavapai County Industrial Development Authority, Arizona,       No Opt. Call         BBB           2,003,660
              Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
              Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08)
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------
      10,800 Total Arizona                                                                                     11,110,215
----------------------------------------------------------------------------------------------------------------------------
             Arkansas - 1.0%

         205 Arkansas Development Finance Authority, FHA-Insured or VA     9/06 at 100.00         AA+ (3)         208,399
              Guaranteed Single Family Mortgage Revenue Refunding Bonds,
              Series 1991A, 8.000%, 8/15/11 (Pre-refunded 9/01/06)

             Sebastian County Health Facilities Board, Arkansas,
             Hospital Revenue Improvement Bonds, Sparks Regional Medical
             Center, Series 2001A:
       1,620  5.500%, 11/01/11                                               No Opt. Call        Baa2           1,689,498
       3,415  5.500%, 11/01/12                                            11/11 at 101.00        Baa2           3,578,544

       1,605 Washington County, Arkansas, Hospital Revenue Bonds,            No Opt. Call         BBB           1,666,038
              Washington Regional Medical Center, Series 2005B, 5.000%,
              2/01/12
----------------------------------------------------------------------------------------------------------------------------
       6,845 Total Arkansas                                                                                     7,142,479
----------------------------------------------------------------------------------------------------------------------------
             California - 10.9%

             California Department of Water Resources, Power Supply
             Revenue Bonds, Series 2002A:
       5,000  5.500%, 5/01/07                                                No Opt. Call          A2           5,065,850
       3,000  5.500%, 5/01/08                                                No Opt. Call          A2           3,087,180
       9,900  5.500%, 5/01/13 - AMBAC Insured                              5/12 at 101.00         AAA          10,837,332

       2,500 California Health Facilities Financing Authority, Revenue       No Opt. Call          A-           2,571,225
              Bonds, Catholic Healthcare West, Series 2005G, 5.000%,
              7/01/09

       1,000 California Health Facilities Financing Authority, Revenue       No Opt. Call          A3           1,045,890
              Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%,
              11/15/13

       5,000 California Statewide Community Development Authority,           No Opt. Call        BBB+           5,084,900
              Multifamily Housing Revenue Refunding Bonds, Archstone
              Communities Trust, Archstone Oakridge Apartments, Series
              1999E, 5.300%, 6/01/29 (Mandatory put 6/01/08)

       1,000 California Statewide Community Development Authority,           No Opt. Call        BBB+           1,054,750
              Revenue Bonds, Daughters of Charity Health System, Series
              2005G, 5.250%, 7/01/13

----
79

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
July 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
------------------------------------------------------------------------------------------------------------------------
             California (continued)

 $    12,250 California Statewide Community Development Authority,         7/08 at 101.00         BBB $    12,390,875
              Revenue Refunding Bonds, Irvine Apartment Communities
              Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put
              5/15/08)

       1,000 California, Economic Recovery Revenue Bonds, Series 2004A,      No Opt. Call         AA-       1,074,780
              5.250%, 7/01/12

       9,650 California, General Obligation Bonds, Series 2006, 5.000%,      No Opt. Call          A+      10,230,930
              3/01/13

      10,000 California, Various Purpose General Obligation Bonds,           No Opt. Call         AAA      11,028,000
              Series 1992, 6.250%, 9/01/12 - MBIA Insured

             Central California Joint Powers Health Finance Authority,
             Certificates of Participation, Community Hospitals of
             Central California, Series 2001:
       1,105  4.750%, 2/01/08                                                No Opt. Call        Baa2       1,108,856
       1,115  4.750%, 2/01/09                                                No Opt. Call        Baa2       1,123,173
       1,210  4.750%, 2/01/10                                                No Opt. Call        Baa2       1,220,902

             Del Mar Race Track Authority, California, Revenue Bonds,
             Series 2005:
       1,000  5.000%, 8/15/07                                                No Opt. Call         N/R       1,011,790
       1,505  5.000%, 8/15/12                                                No Opt. Call         N/R       1,565,185
       1,000  5.000%, 8/15/13                                                No Opt. Call         N/R       1,041,060

       1,800 Merced Irrigation District, California, Combined Utility      7/08 at 100.00          A-       1,797,498
              System Revenue Bonds, Series 2005, 4.000%, 7/01/09

       3,000 San Bernardino County Transportation Authority, California,     No Opt. Call         AAA       3,120,690
              Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%,
              3/01/10 - FGIC Insured (ETM)

             San Diego County, California, Certificates of
             Participation, Burnham Institute, Series 2006:
       1,420  5.000%, 9/01/14                                                No Opt. Call        Baa3       1,471,802
       1,500  5.000%, 9/01/15                                                No Opt. Call        Baa3       1,551,630
------------------------------------------------------------------------------------------------------------------------
      74,955 Total California                                                                              78,484,298
------------------------------------------------------------------------------------------------------------------------
             Colorado - 1.3%

             Colorado Health Facilities Authority, Revenue Bonds,
             Evangelical Lutheran Good Samaritan Society, Series 2005:
         260  5.000%, 6/01/08                                                No Opt. Call          A-         264,155
         275  5.000%, 6/01/09                                                No Opt. Call          A-         281,594
         250  5.000%, 6/01/11                                                No Opt. Call          A-         258,133

             Colorado Health Facilities Authority, Revenue Bonds,
             Parkview Medical Center, Series 2001:
         660  5.300%, 9/01/07                                                No Opt. Call          A3         668,877
         690  5.400%, 9/01/08                                                No Opt. Call          A3         707,602
         830  5.500%, 9/01/09                                                No Opt. Call          A3         862,378

             Colorado Health Facilities Authority, Revenue Bonds, Vail
             Valley Medical Center, Series 2004:
         680  4.500%, 1/15/09                                                No Opt. Call        BBB+         686,188
         500  5.000%, 1/15/11                                                No Opt. Call        BBB+         515,965

       5,000 Denver City and County, Colorado, Airport System Revenue     11/06 at 101.00         AAA       5,068,500
              Bonds, Series 1996C, 5.375%, 11/15/07 (Pre-refunded
              11/15/06) - MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
       9,145 Total Colorado                                                                                 9,313,392
------------------------------------------------------------------------------------------------------------------------
             Connecticut - 2.9%

         185 Connecticut Health and Educational Facilities Authority,        No Opt. Call         BB+         185,385
              Revenue Bonds, Hospital for Special Care, Series 1997B,
              5.125%, 7/01/07

       2,550 Connecticut, General Obligation Bonds, Series 2001B,            No Opt. Call         AAA       2,620,992
              5.250%, 6/15/08 - AMBAC Insured

      10,000 Connecticut, General Obligation Bonds, Series 2002E,         11/12 at 100.00         AAA      10,891,700
              5.500%, 11/15/13 - FSA Insured

       4,200 Connecticut, Special Tax Obligation Transportation              No Opt. Call         AAA       4,313,778
              Infrastructure Purpose Bonds, Series 2001B,
              5.000%, 10/01/08 - FSA Insured

       3,000 Stamford Housing Authority, Connecticut, Multifamily            No Opt. Call          A-       3,027,300
              Housing Revenue Bonds, Fairfield Apartments, Series 1998,
              4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative
              Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
      19,935 Total Connecticut                                                                             21,039,155
------------------------------------------------------------------------------------------------------------------------

----
80

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
----------------------------------------------------------------------------------------------------------------------------
             Delaware - 1.2%

 $     2,000 Delaware Economic Development Authority, Pollution Control      No Opt. Call        Baa2     $     2,086,680
              Revenue Refunding Bonds, Delmarva Power and Light Company,
              Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)

       2,155 Delaware Economic Development Authority, Pollution Control      No Opt. Call        Baa2           2,250,467
              Revenue Refunding Bonds, Delmarva Power and Light Company,
              Series 2000D, 5.650%, 7/01/28 (Mandatory put 7/01/10)
              (Alternative Minimum Tax)

             Delaware Health Facilities Authority, Revenue Bonds, Beebe
             Medical Center, Series 2004A:
         580  5.250%, 6/01/09                                                No Opt. Call        BBB+             598,688
       1,215  5.250%, 6/01/10                                                No Opt. Call        BBB+           1,265,082

         505 Delaware Health Facilities Authority, Revenue Bonds, Beebe      No Opt. Call        BBB+             525,306
              Medical Center, Series 2005A, 5.000%, 6/01/14

       2,005 Delaware Transportation Authority, Transportation System        No Opt. Call         AAA           2,052,920
              Revenue Bonds, Series 2003, 5.000%, 7/01/08 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------
       8,460 Total Delaware                                                                                     8,779,143
----------------------------------------------------------------------------------------------------------------------------
             Florida - 2.8%

       8,000 Florida State Division of Bond Finance, Preservation 2000       No Opt. Call         AAA           8,986,400
              Revenue Bonds, Department of Environmental Protection,
              Series 1998A, 6.000%, 7/01/13 - FSA Insured

         250 Highlands County Health Facilities Authority, Florida,          No Opt. Call          A+             261,782
              Hospital Revenue Bonds, Adventist Health System, Series
              2005A, 5.000%, 11/15/12

       1,650 Hillsborough County Industrial Development Authority,           No Opt. Call          A3           1,722,039
              Florida, Hospital Revenue Refunding Bonds, Tampa General
              Hospital, Series 2003A, 5.000%, 10/01/13

       2,700 Hillsborough County Industrial Development Authority,        10/12 at 100.00        Baa2           2,766,636
              Florida, Pollution Control Revenue Bonds, Tampa Electric
              Company Project, Series 2002, 5.100%, 10/01/13

       2,165 Leesburg, Florida, Hospital Revenue Refunding Bonds,          1/07 at 102.00        BBB+           2,210,746
              Leesburg Regional Medical Center Project, Series 1996A,
              5.600%, 7/01/08

       3,860 Leesburg, Florida, Hospital Revenue Refunding Bonds,            No Opt. Call        BBB+           3,995,756
              Leesburg Regional Medical Center Project, Series 2003,
              5.000%, 7/01/11
----------------------------------------------------------------------------------------------------------------------------
      18,625 Total Florida                                                                                     19,943,359
----------------------------------------------------------------------------------------------------------------------------
             Georgia - 0.4%

       3,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,           No Opt. Call         AAA           3,234,780
              Series 1999A, 5.500%, 11/01/12 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------
             Illinois - 2.3%

       4,275 Chicago Housing Authority, Illinois, Revenue Bonds, Capital     No Opt. Call          AA (3)       4,374,779
              Fund Program, Series 2001, 5.000%, 7/01/08 (ETM)

             Illinois Development Finance Authority, Revenue Refunding
             Bonds, East St. Louis Project, Series 2003:
       1,135  5.000%, 11/15/11 - XLCA Insured                                No Opt. Call         AAA           1,189,662
       1,030  5.000%, 11/15/12 - XLCA Insured                                No Opt. Call         AAA           1,084,950

             Illinois Finance Authority, Revenue Bonds, OSF Healthcare
             System, Series 2004:
       1,785  5.250%, 11/15/09                                               No Opt. Call           A           1,847,886
       2,540  5.250%, 11/15/10                                               No Opt. Call           A           2,648,687

       3,000 Illinois Health Facilities Authority, Revenue Bonds, Loyola     No Opt. Call        Baa1           3,169,050
              University Health System, Series 2001A, 5.750%, 7/01/11

       2,094 Pingree Grove Village, Illinois, Tax Assessment Bonds,          No Opt. Call         N/R           2,114,793
              Special Service Area 1 - Cambridge Lakes Project, Series
              2005-1, 5.250%, 3/01/15
----------------------------------------------------------------------------------------------------------------------------
      15,859 Total Illinois                                                                                    16,429,807
----------------------------------------------------------------------------------------------------------------------------
             Indiana - 1.4%

             Goshen, Indiana, Revenue Refunding Bonds, Greencroft
             Obligation Group, Series 1998:
         790  5.250%, 8/15/07                                                No Opt. Call         N/R             794,448
         680  5.300%, 8/15/08                                                No Opt. Call         N/R             686,841
         775  5.350%, 8/15/09                                              8/08 at 101.00         N/R             785,393

----
81

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
July 31, 2006

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)               Value
---------------------------------------------------------------------------------------------------------------------------
             Indiana (continued)

 $     3,200 Indiana Health Facility Financing Authority, Revenue Bonds,    No Opt. Call         AA-     $     3,246,720
              Ascension Health, Series 2005A, 5.000%, 11/01/07

       4,150 Rockport, Indiana, Pollution Control Revenue Refunding         No Opt. Call         BBB           4,194,073
              Bonds, Indiana and Michigan Power Company, Series 2002A,
              4.900%, 6/01/25 (Mandatory put 6/01/07)
---------------------------------------------------------------------------------------------------------------------------
       9,595 Total Indiana                                                                                     9,707,475
---------------------------------------------------------------------------------------------------------------------------
             Kansas - 1.1%

       2,000 Burlington, Kansas, Environmental Improvement Revenue          No Opt. Call          A3           2,011,400
              Refunding Bonds, Kansas City Power and Light Company,
              Series 1998B, 4.750%, 9/01/15 (Mandatory put 10/01/07)

             Kansas Development Finance Authority, Health Facilities
             Revenue Bonds, Hays Medical Center Inc., Series 2005L:
       1,000  5.250%, 11/15/11                                              No Opt. Call          A2           1,052,130
         650  5.250%, 11/15/14                                              No Opt. Call          A2             688,402

       3,665 Wyandotte County/Kansas City Unified Government, Kansas,       No Opt. Call         AAA           3,897,251
              General Obligation Bonds, Series 2005A, 5.000%, 9/01/12 -
              FSA Insured
---------------------------------------------------------------------------------------------------------------------------
       7,315 Total Kansas                                                                                      7,649,183
---------------------------------------------------------------------------------------------------------------------------
             Kentucky - 1.9%

       8,500 Ashland, Kentucky, Pollution Control Revenue Refunding         No Opt. Call         Ba1 (3)       8,982,205
              Bonds, Ashland Oil Inc. Project, Series
              1999, 5.700%, 11/01/09 (ETM)

       1,315 Kentucky Economic Development Finance Authority, Hospital      No Opt. Call         BB-           1,316,013
              System Revenue Refunding and Improvement Bonds,
              Appalachian Regional Healthcare Inc., Series 1997, 5.400%,
              10/01/06

       2,305 Louisville and Jefferson County Regional Airport Authority,    No Opt. Call         AAA           2,471,052
              Kentucky, Airport System Revenue Bonds, Series 2003C,
              5.500%, 7/01/12 - FSA Insured (Alternative Minimum Tax)

         900 Louisville and Jefferson County Regional Airport Authority,    No Opt. Call        Baa3             909,189
              Kentucky, Special Facilities Revenue Bonds, Airis
              Louisville LLC Project, Series 1999A, 5.000%, 3/01/09
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
      13,020 Total Kentucky                                                                                   13,678,459
---------------------------------------------------------------------------------------------------------------------------
             Maryland - 0.4%

             Maryland Health and Higher Educational Facilities
             Authority, Revenue Bonds, MedStar Health, Series 2004:
         515  5.000%, 8/15/09                                               No Opt. Call        BBB+             530,527
       1,755  5.000%, 8/15/10                                               No Opt. Call        BBB+           1,817,443
---------------------------------------------------------------------------------------------------------------------------
       2,270 Total Maryland                                                                                    2,347,970
---------------------------------------------------------------------------------------------------------------------------
             Massachusetts - 6.2%

       1,935 Massachusetts Development Finance Agency, Pioneer Valley       No Opt. Call         N/R           1,939,373
              Resource Recovery Revenue Bonds, Eco/ Springfield LLC,
              Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)

             Massachusetts Development Finance Agency, Resource Recovery
             Revenue Bonds, SEMass System, Series 2001A:
       5,000  5.500%, 1/01/10 - MBIA Insured                                No Opt. Call         AAA           5,249,350
       5,000  5.625%, 1/01/12 - MBIA Insured                                No Opt. Call         AAA           5,393,250

         845 Massachusetts Educational Finance Authority, Educational     1/07 at 101.50         AAA             849,926
              Loan Revenue Bonds, Issue E, Series 1997B, 5.350%, 7/01/07
              - AMBAC Insured (Alternative Minimum Tax)

             Massachusetts Health and Educational Facilities Authority,
             Revenue Bonds, Berkshire Health System, Series 2001E:
       1,270  5.250%, 10/01/09 - RAAI Insured                               No Opt. Call          AA           1,317,282
         545  5.250%, 10/01/10 - RAAI Insured                               No Opt. Call          AA             570,452
       1,625  5.000%, 10/01/11 - RAAI Insured                               No Opt. Call          AA           1,694,306

         700 Massachusetts Health and Educational Facilities Authority,     No Opt. Call          AA             720,916
              Revenue Bonds, Partners HealthCare System Inc., Series
              1999B, 5.000%, 7/01/09

       2,970 Massachusetts Industrial Finance Agency, Resource Recovery     No Opt. Call         BBB           2,978,969
              Remarketed Revenue Refunding Bonds, Ogden Haverhill
              Project, Series 1992A, 4.950%, 12/01/06

----
82

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Massachusetts (continued)

             Massachusetts Industrial Finance Agency, Resource Recovery
             Revenue Refunding Bonds, Ogden Haverhill Project, Series
             1998A:
 $     1,745  5.150%, 12/01/07 (Alternative Minimum Tax)                     No Opt. Call         BBB     $     1,763,759
       2,500  5.200%, 12/01/08 (Alternative Minimum Tax)                     No Opt. Call         BBB           2,554,875

       5,000 Massachusetts, Federal Highway Grant Anticipation Notes,     12/10 at 100.00         Aaa           5,358,950
              Series 2000A, 5.750%, 12/15/12 - FSA Insured

       8,555 Massachusetts, Special Obligation Dedicated Tax Revenue       1/14 at 100.00         AAA           9,130,238
              Bonds, Series 2004, 5.000%, 1/01/34 (Pre-refunded 1/01/14)
              - FGIC Insured

       5,000 Massachusetts, Special Obligation Refunding Notes, Federal      No Opt. Call         Aaa           5,318,600
              Highway Grant Anticipation Note Program, Series 2003A,
              5.000%, 12/15/13 - FSA Insured
-------------------------------------------------------------------------------------------------------------------------
      42,690 Total Massachusetts                                                                               44,840,246
-------------------------------------------------------------------------------------------------------------------------
             Michigan - 1.6%

       2,000 Kent Hospital Finance Authority, Michigan, Revenue Bonds,     7/11 at 101.00          AA (3)       2,164,400
              Spectrum Health, Series 2001A, 5.500%, 1/15/12
              (Pre-refunded 7/15/11)

       3,515 Michigan State Building Authority, Revenue Refunding Bonds,     No Opt. Call         AAA           3,801,894
              Facilities Program, Series 2003I, 5.250%, 10/15/13 - FSA
              Insured

         451 Michigan State Hospital Finance Authority, Collateralized       No Opt. Call         N/R             452,137
              Loan, Detroit Medical Center, Series 2001, 7.360%, 3/01/07

             Michigan State Hospital Finance Authority, Hospital Revenue
             Refunding Bonds, Henry Ford Health System, Series 2003A:
       2,000  5.000%, 3/01/09 (ETM)                                          No Opt. Call          A1(3)        2,058,060
       3,000  5.500%, 3/01/13 (ETM)                                          No Opt. Call          A1(3)        3,265,680
-------------------------------------------------------------------------------------------------------------------------
      10,966 Total Michigan                                                                                    11,742,171
-------------------------------------------------------------------------------------------------------------------------
             Minnesota - 1.3%

       6,500 Minneapolis-Saint Paul Housing Finance Board, Minnesota,      2/16 at 100.00         AAA           6,959,550
              Single Family Mortgage Revenue Bonds, City Living Series
              2006 A3, 5.700%, 4/01/27 (Mandatory put 6/21/11)

       1,250 Minnesota Higher Education Facilities Authority, St. John's     No Opt. Call          A2           1,326,750
              University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13

       1,310 Minnesota Municipal Power Agency, Electric Revenue Bonds,       No Opt. Call          A3           1,380,819
              Series 2005, 5.000%, 10/01/14
-------------------------------------------------------------------------------------------------------------------------
       9,060 Total Minnesota                                                                                    9,667,119
-------------------------------------------------------------------------------------------------------------------------
             Mississippi - 1.1%

       5,000 Mississippi Higher Education Assistance Corporation,            No Opt. Call          A2           5,168,100
              Student Loan Revenue Bonds, Series 2000B-3, 5.450%,
              3/01/10 (Alternative Minimum Tax)

       2,660 Mississippi Hospital Equipment and Facilities Authority,        No Opt. Call        BBB+           2,707,800
              Revenue Refunding Bonds, Southwest Regional Medical
              Center, Series 2003, 5.000%, 4/01/13
-------------------------------------------------------------------------------------------------------------------------
       7,660 Total Mississippi                                                                                  7,875,900
-------------------------------------------------------------------------------------------------------------------------
             Missouri - 0.4%

             Fenton, Missouri, Tax Increment Revenue Bonds, Gravois
             Bluffs Redevelopment Project, Series 2006:
       1,000  5.000%, 4/01/12                                                No Opt. Call         N/R           1,035,830
         500  5.000%, 4/01/13                                                No Opt. Call         N/R             518,020

         700 Missouri Health and Educational Facilities Authority,           No Opt. Call         N/R             703,920
              Revenue Bonds, Lutheran Senior Services, Series 1997,
              5.500%, 2/01/07

             St. Joseph Industrial Development Authority, Missouri, Tax
             Increment Bonds, Shoppes at North Village Project, Series
             2005B:
         150  5.000%, 11/01/08                                               No Opt. Call         N/R             151,370
         215  5.000%, 11/01/09                                               No Opt. Call         N/R             217,391
         300  5.000%, 11/01/11                                               No Opt. Call         N/R             302,940
-------------------------------------------------------------------------------------------------------------------------
       2,865 Total Missouri                                                                                     2,929,471
-------------------------------------------------------------------------------------------------------------------------

----
83

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
July 31, 2006

   Principal                                                                 Optional Call
Amount (000)   Description                                                  Provisions (1) Ratings (2)           Value
----------------------------------------------------------------------------------------------------------------------
               Montana - 0.4%

 $     3,000   Forsyth, Rosebud County, Montana, Pollution Control Revenue    No Opt. Call        BBB+ $     3,080,640
                Refunding Bonds, Portland General Electric Company, Series
                1998A, 5.200%, 5/01/33 (Mandatory put 5/01/09)
----------------------------------------------------------------------------------------------------------------------
               Nebraska - 0.9%

               Douglas County Hospital Authority 2, Nebraska, Health
               Facilities Revenue Bonds, Nebraska Medical Center, Series
               2003:
       1,330    5.000%, 11/15/07                                              No Opt. Call          A1       1,346,971
       1,725    5.000%, 11/15/08                                              No Opt. Call          A1       1,760,673
       2,540    5.000%, 11/15/09                                              No Opt. Call          A1       2,611,730
----------------------------------------------------------------------------------------------------------------------
       5,595   Total Nebraska                                                                                5,719,374
----------------------------------------------------------------------------------------------------------------------
               Nevada - 0.9%

               Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe
               Hospital, Series 2002:
         455    5.250%, 9/01/06                                               No Opt. Call         BBB         455,364
         670    5.500%, 9/01/07                                               No Opt. Call         BBB         677,725
         610    5.500%, 9/01/08                                               No Opt. Call         BBB         622,121
         685    5.500%, 9/01/09                                               No Opt. Call         BBB         704,927
         535    5.750%, 9/01/10                                               No Opt. Call         BBB         559,102
         970    6.000%, 9/01/13                                             9/12 at 101.00         BBB       1,041,615

       2,000   Las Vegas Convention and Visitors Authority, Nevada,           No Opt. Call         AAA       2,091,560
                Revenue Bonds, Series 1999, 5.500%, 7/01/09 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
       5,925   Total Nevada                                                                                  6,152,414
----------------------------------------------------------------------------------------------------------------------
               New Jersey - 8.4%

       1,700   Middlesex County Utilities Authority, New Jersey, Sewer        No Opt. Call         AAA       1,733,524
                Revenue Bonds, Series 2005A, 5.000%, 3/15/08 - XLCA Insured

       5,000   New Jersey Economic Development Authority, Cigarette Tax       No Opt. Call         AAA       5,274,150
                Revenue Bonds, Series 2004, 5.000%, 6/15/12 - FGIC Insured

       4,000   New Jersey Economic Development Authority, School              No Opt. Call         AA-       4,210,920
                Facilities Construction Bonds, Series 2005O,
                5.000%, 3/01/12

               New Jersey Economic Development Authority, School
               Facilities Construction Bonds, Series 2005P:
       2,000    5.000%, 9/01/13                                               No Opt. Call         AA-       2,120,720
       2,325    5.000%, 9/01/14                                               No Opt. Call         AA-       2,472,266

               New Jersey Educational Facilities Authority, Revenue Bonds,
               Higher Education Capital Improvement Fund, Series 2004A:
       3,520    5.250%, 9/01/13 - FSA Insured                                 No Opt. Call         AAA       3,808,816
       3,710    5.250%, 9/01/14 - FSA Insured                                 No Opt. Call         AAA       4,034,959

               New Jersey Higher Education Assistance Authority, Student
               Loan Revenue Bonds, Series 2000A:
       2,810    5.750%, 6/01/09 - MBIA Insured (Alternative Minimum Tax)      No Opt. Call         AAA       2,867,942
       2,510    5.800%, 6/01/10 - MBIA Insured (Alternative Minimum Tax)      No Opt. Call         AAA       2,563,789
       2,775    5.900%, 6/01/11 - MBIA Insured (Alternative Minimum Tax)    6/10 at 101.00         AAA       2,838,298

       1,000   New Jersey Transit Corporation, Capital Grant Anticipation     No Opt. Call         AAA       1,025,620
                Notes, Series 2000B, 5.500%, 2/01/08 - AMBAC Insured

       5,000   New Jersey Transportation Trust Fund Authority,                No Opt. Call         AAA       5,501,500
                Transportation System Bonds, Series 2001C,
                5.750%, 12/15/12 - FSA Insured

               New Jersey Transportation Trust Fund Authority,
               Transportation System Bonds, Series 2005C:
      13,110    5.250%, 6/15/11 - MBIA Insured (ETM)                          No Opt. Call         AAA      13,962,671
       5,000    5.250%, 6/15/15 - MBIA Insured (ETM)                          No Opt. Call         AAA       5,468,550

       2,625   North Hudson Sewerage Authority, New Jersey, Sewerage          No Opt. Call         Aaa       2,785,650
                Revenue Refunding Bonds, Series 2002A, 5.000%, 8/01/12 -
                FGIC Insured
----------------------------------------------------------------------------------------------------------------------
      57,085   Total New Jersey                                                                             60,669,375
----------------------------------------------------------------------------------------------------------------------

----
84

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)               Value
------------------------------------------------------------------------------------------------------------------------------
               New Mexico - 1.5%

               New Mexico Hospital Equipment Loan Council, Hospital
               Revenue Bonds, Presbyterian Healthcare Services, Series
               2001A:
 $     2,710    4.800%, 8/01/10                                                No Opt. Call         AA-     $     2,776,531
       3,505    4.900%, 8/01/11                                                No Opt. Call         AA-           3,613,515

       2,055   New Mexico Mortgage Finance Authority, FNMA Multifamily         No Opt. Call         Aaa           2,092,524
                Housing Revenue Refunding Bonds, Hunter's Ridge
                Apartments, Series 2001A, 5.000%, 7/01/31 (Mandatory put
                7/01/11)

       2,000   New Mexico Mortgage Finance Authority, FNMA Multifamily         No Opt. Call         Aaa           2,036,520
                Housing Revenue Refunding Bonds, Sombra del Oso
                Apartments, Series 2001B, 5.000%, 7/01/31 (Mandatory put
                7/01/11)
------------------------------------------------------------------------------------------------------------------------------
      10,270   Total New Mexico                                                                                  10,519,090
------------------------------------------------------------------------------------------------------------------------------
               New York - 13.0%

               Albany Housing Authority, Albany, New York, Limited
               Obligation Bonds, Series 1995:
         500    5.700%, 10/01/06                                             9/06 at 102.00          A3             501,350
         700    5.850%, 10/01/07                                            10/06 at 101.00          A3             713,951

               Dormitory Authority of the State of New York, Revenue
               Bonds, Rochester Institute of Technology, Series 2006A:
       1,570    5.000%, 7/01/12 - AMBAC Insured                                No Opt. Call         Aaa           1,665,943
       1,785    5.000%, 7/01/13 - AMBAC Insured                                No Opt. Call         Aaa           1,903,524

       3,145   Dormitory Authority of the State of New York, Revenue           No Opt. Call         AA-           3,494,630
                Bonds, State University Educational Facilities, Series
                1990B, 7.500%, 5/15/11

       1,990   Dormitory Authority of the State of New York, Revenue           No Opt. Call         AA- (3)       2,214,989
                Bonds, State University Educational Facilities, Series
                1990B, 7.500%, 5/15/11 (ETM)

               Dormitory Authority of the State of New York, Revenue
               Bonds, Winthrop-South Nassau University Hospital
               Association, Series 2003A:
         985    5.500%, 7/01/12                                                No Opt. Call        Baa1           1,047,449
       1,040    5.500%, 7/01/13                                                No Opt. Call        Baa1           1,107,860

       5,525   Long Island Power Authority, New York, Electric System          No Opt. Call         AAA           6,063,632
                General Revenue Bonds, Series 1998A, 5.500%, 12/01/12 -
                FSA Insured (ETM)

       1,000   Metropolitan Transportation Authority, New York,                No Opt. Call           A           1,080,790
                Transportation Revenue Bonds, Series 2005C,
                5.250%, 11/15/14

       3,500   Metropolitan Transportation Authority, New York,                No Opt. Call           A           3,698,695
                Transportation Revenue Bonds, Series 2005F,
                5.000%, 11/15/12

      10,000   New York City Transitional Finance Authority, New York,         No Opt. Call         AAA          10,281,500
                Senior Lien Future Tax Secured Bonds, Fiscal Series
                2005A-1, 5.000%, 11/01/08

               New York City, New York, General Obligation Bonds, Fiscal
               Series 2003A:
       2,880    5.500%, 8/01/10                                                No Opt. Call         AA-           3,048,278
       2,000    5.000%, 8/01/10                                                No Opt. Call         AA-           2,080,900

       5,000   New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call         AA-           5,397,150
                Series 2003B, 5.500%, 8/01/12

       6,000   New York State Thruway Authority, Highway and Bridge Trust      No Opt. Call         AAA           6,311,520
                Fund Bonds, Second Generation, Series 2003B, 5.000%,
                4/01/11 - FSA Insured

       4,630   New York State Urban Development Corporation, Revenue           No Opt. Call         AAA           5,132,725
                Bonds, Correctional Facilities, Series 1994A, 6.500%,
                1/01/11 - FSA Insured

       8,000   New York State Urban Development Corporation, Service         1/11 at 100.00         AA-           8,489,440
                Contract Revenue Bonds, Correctional and Youth Facilities,
                Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

       5,000   New York State Urban Development Corporation, Service           No Opt. Call         AAA           5,098,450
                Contract Revenue Bonds, Series 2005B, 5.000%, 3/15/08

       5,000   New York State Urban Development Corporation, State           3/13 at 100.00         AAA           5,469,400
                Personal Income Tax Revenue Bonds, State Facilities and
                Equipment, Series 2002C-1, 5.500%, 3/15/14 - FGIC Insured

       1,500   Niagara County Industrial Development Agency, New York,      11/11 at 101.00        Baa3           1,566,945
                Solid Waste Disposal Facility Revenue Refunding Bonds,
                American Ref-Fuel Company of Niagara LP, Series 2001B,
                5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative
                Minimum Tax)

----
85

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
July 31, 2006

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)               Value
------------------------------------------------------------------------------------------------------------------------
             New York (continued)

 $     1,400 Port Authority of New York and New Jersey, Special Project     No Opt. Call         N/R     $     1,421,882
              Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07
              (Alternative Minimum Tax)

      12,265 Suffolk County Industrial Development Agency, New York,        No Opt. Call         AAA          13,013,533
              Resource Recovery Revenue Bonds, Huntington LP, Series
              1999, 5.950%, 10/01/09 - AMBAC Insured (Alternative
              Minimum Tax)

       2,670 Triborough Bridge and Tunnel Authority, New York,              No Opt. Call         AA-           2,836,848
              Convention Center Bonds, Series 1990E, 7.250%, 1/01/10
------------------------------------------------------------------------------------------------------------------------
      88,085 Total New York                                                                                   93,641,384
------------------------------------------------------------------------------------------------------------------------
             North Carolina - 3.0%

       4,000 Fayetteville Public Works Commission, North Carolina,          No Opt. Call         AAA           3,989,240
              Revenue Bonds, Series 2005, 3.550%, 1/15/08 - FSA Insured

       4,000 North Carolina Eastern Municipal Power Agency, Power System    No Opt. Call         BBB           4,262,400
              Revenue Refunding Bonds, Series 2003A, 5.500%, 1/01/12

       7,000 North Carolina Eastern Municipal Power Agency, Power System    No Opt. Call         BBB           7,303,170
              Revenue Refunding Bonds, Series 2003D, 5.375%, 1/01/10

       4,500 North Carolina Municipal Power Agency 1, Catawba Electric      No Opt. Call          A3           4,754,790
              Revenue Bonds, Series 2003A, 5.500%, 1/01/11

       1,000 University of North Carolina, Chapel Hill, Revenue Bonds,      No Opt. Call         AA-           1,048,110
              Hospital System, Series 2005A, 5.000%, 2/01/13
------------------------------------------------------------------------------------------------------------------------
      20,500 Total North Carolina                                                                             21,357,710
------------------------------------------------------------------------------------------------------------------------
             Ohio - 3.8%

       1,985 Akron, Bath and Copley Joint Township Hospital District,       No Opt. Call        Baa1           1,994,568
              Ohio, Hospital Facilities Revenue Bonds, Summa Health
              System, Series 1998A, 5.000%, 11/15/08

         335 Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate    No Opt. Call         N/R (3)         337,151
              Revenue Refunding Bonds, Rock and Roll Hall of Fame and
              Museum, Series 1997, 5.600%, 12/01/06 (ETM)

             Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland
             Clinic Health System, Series 2003A:
       3,000  5.500%, 1/01/11                                               No Opt. Call         Aa3           3,178,560
       2,000  5.500%, 1/01/12                                               No Opt. Call         Aa3           2,138,200

             Erie County, Ohio, Hospital Facilities Revenue Bonds,
             Firelands Regional Medical Center, Series 2002A:
       1,140  5.500%, 8/15/11                                               No Opt. Call           A           1,208,035
         845  5.500%, 8/15/12                                               No Opt. Call           A             901,184

         235 Ohio Water Development Authority, Water Pollution Control      No Opt. Call         AAA             246,607
              Loan Fund Revenue Bonds, Water Quality Project, Series
              2004, 5.000%, 12/01/10

         745 Ohio, Economic Development Revenue Bonds, Enterprise Bond      No Opt. Call         AA-             747,809
              Fund Loan Pool, Series 2002-7, 4.550%, 12/01/10
              (Alternative Minimum Tax)

       8,915 Ohio, General Obligation Refunding Bonds, Higher Education,    No Opt. Call         AA+           9,725,641
              Series 2002C, 5.500%, 11/01/12

       5,850 Ohio, Major New State Infrastructure Project Revenue Bonds,    No Opt. Call          AA           5,985,544
              Series 2001-1, 5.000%, 6/15/08

             Sandusky County, Ohio, Hospital Facilities Revenue
             Refunding Bonds, Memorial Hospital, Series 1998:
         450  5.050%, 1/01/07                                               No Opt. Call        BBB-             450,486
         720  5.100%, 1/01/09                                             1/08 at 102.00        BBB-             722,484
------------------------------------------------------------------------------------------------------------------------
      26,220 Total Ohio                                                                                       27,636,269
------------------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.4%

       1,935 Oklahoma Capitol Improvement Authority, State Facilities       No Opt. Call         AAA           2,051,158
              Revenue Bonds, Series 2005F, 5.000%, 7/01/12 - AMBAC
              Insured

       6,000 Oklahoma Capitol Improvement Authority, State Highway          No Opt. Call         AAA           6,232,260
              Capital Improvement Revenue Bonds, Series 2000,
              5.000%, 12/01/09 - MBIA Insured

       1,500 Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding   6/07 at 100.00           B           1,500,780
              Bonds, American Airlines Inc., Series 2001A,
              5.375%, 12/01/35 (Mandatory put 12/01/06) (Alternative
              Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
       9,435 Total Oklahoma                                                                                    9,784,198
------------------------------------------------------------------------------------------------------------------------

----
86

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------
             Oregon - 1.9%

 $     7,500 Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds,  5/08 at 100.00         BBB $     7,470,150
              Waste Management Inc., Variable Rate Demand Obligations,
              Series 2000A, 4.150%, 8/01/25 (Mandatory put 5/01/09)
              (Alternative Minimum Tax)

       3,910 Oregon Department of Administrative Services, Certificates     No Opt. Call         AAA       3,992,814
              of Participation Refunding, Series 2002B, 5.000%, 5/01/08
              - MBIA Insured

       2,335 Tri-County Metropolitan Transportation District, Oregon,       No Opt. Call         AAA       2,397,274
              Revenue Bonds, Series 2005, 5.000%, 10/01/08 - AMBAC
              Insured
--------------------------------------------------------------------------------------------------------------------
      13,745 Total Oregon                                                                                 13,860,238
--------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 9.2%

             Allegheny County Higher Education Building Authority,
             Pennsylvania, Revenue Bonds, Robert Morris University,
             Series 2006A:
         360  4.150%, 2/15/11                                               No Opt. Call        Baa3         356,256
         755  4.200%, 2/15/12                                               No Opt. Call        Baa3         748,182
         785  4.300%, 2/15/13                                               No Opt. Call        Baa3         776,836
       1,480  4.375%, 2/15/14                                               No Opt. Call        Baa3       1,464,534

             Allegheny County Hospital Development Authority,
             Pennsylvania, Revenue Bonds, Jefferson Regional Medical
             Center, Series 2006B:
       1,710  5.000%, 5/01/12                                               No Opt. Call        Baa1       1,769,594
       1,800  5.000%, 5/01/13                                               No Opt. Call        Baa1       1,859,382
       1,890  5.000%, 5/01/14                                               No Opt. Call        Baa1       1,946,757

       2,000 Allegheny County, Pennsylvania, Revenue Refunding Bonds,       No Opt. Call         AAA       2,092,680
              Greater Pittsburgh International Airport, Series 1999,
              5.625%, 1/01/10 - FGIC Insured (Alternative Minimum Tax)

       2,640 Carbon County Industrial Development Authority,                No Opt. Call        BBB-       2,782,666
              Pennsylvania, Resource Recovery Revenue Refunding Bonds,
              Panther Creek Partners Project, Series 2000, 6.650%,
              5/01/10 (Alternative Minimum Tax)

       1,010 Central Dauphin School District, Dauphin County,               No Opt. Call         AAA       1,095,335
              Pennsylvania, General Obligation Bonds, Series 2006,
              5.250%, 2/01/14 - MBIA Insured

             Delaware County Industrial Development Authority,
             Pennsylvania, Resource Recovery Revenue Refunding Bonds,
             Series 1997A:
       4,000  6.500%, 1/01/08                                               No Opt. Call         BB+       4,104,120
       7,000  6.000%, 1/01/09                                             1/08 at 102.00         BB+       7,258,720

       6,760 Delaware River Port Authority, New Jersey and Pennsylvania,    No Opt. Call         AAA       6,903,582
              Revenue Refunding Bonds, Series 1998B, 5.250%, 1/01/08 -
              AMBAC Insured

       4,000 Pennsylvania Economic Development Financing Authority,       1/07 at 100.00          BB       3,999,520
              Senior Lien Resource Recovery Revenue Bonds, Northampton
              Generating Project, Series 1994A, 6.500%, 1/01/13
              (Alternative Minimum Tax)

       2,510 Pennsylvania Higher Educational Facilities Authority,          No Opt. Call         AAA       2,632,839
              Revenue Bonds, Allegheny Delaware Valley Obligated Group,
              Series 1996A, 5.600%, 11/15/09 - MBIA Insured

       8,420 Pennsylvania Higher Educational Facilities Authority,          No Opt. Call         AAA       8,691,882
              Revenue Bonds, Temple University, First Series of 2006,
              5.000%, 4/01/09 - MBIA Insured

       3,000 Pennsylvania, General Obligation Bonds, Second Series 2002,  5/12 at 100.00         AAA       3,256,980
              5.500%, 5/01/17 (Pre-refunded 5/01/12) - FSA Insured

      10,000 Pennsylvania, General Obligation Bonds, Series 2004,           No Opt. Call         AAA      11,073,000
              5.375%, 7/01/16 - MBIA Insured

         320 Philadelphia Redevelopment Authority, Pennsylvania,            No Opt. Call         N/R         321,206
              Multifamily Housing Mortgage Revenue Bonds, Cricket Court
              Apartments, Series 1998A, 5.600%, 4/01/08 (Alternative
              Minimum Tax)

       2,750 Pittsburgh, Pennsylvania, General Obligation Bonds, Series     No Opt. Call         AAA       2,913,543
              2005A, 5.000%, 9/01/12 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
      63,190 Total Pennsylvania                                                                           66,047,614
--------------------------------------------------------------------------------------------------------------------
             South Carolina - 3.3%

             Charleston County, South Carolina, Revenue Bonds,
             CareAlliance Heath Services, Series 2004A:
       1,690  5.000%, 8/15/08                                               No Opt. Call          A-       1,717,547
       1,400  5.000%, 8/15/09                                               No Opt. Call          A-       1,432,536
       1,980  5.000%, 8/15/10                                               No Opt. Call          A-       2,036,331

----
87

Portfolio of Investments (Unaudited)
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
July 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             South Carolina (continued)

 $     7,110 Georgetown County, South Carolina, Environmental                No Opt. Call         BBB     $     7,553,806
              Improvement Revenue Refunding Bonds, International Paper
              Company, Series 2002A, 5.700%, 4/01/14

       7,215 Greenville County School District, South Carolina,              No Opt. Call         AA-           7,512,835
              Installment Purchase Revenue Bonds, Series 2002,
              5.250%, 12/01/09

       1,325 Lexington County Health Service District, South Carolina,       No Opt. Call           A           1,415,551
              Hospital Revenue Refunding and Improvement Bonds, Series
              2003, 5.500%, 11/01/13

       2,000 South Carolina JOBS Economic Development Authority,             No Opt. Call        BBB+           2,087,220
              Hospital Refunding and Improvement Revenue Bonds, Palmetto
              Health Alliance, Series 2003C, 5.250%, 8/01/11
-------------------------------------------------------------------------------------------------------------------------
      22,720 Total South Carolina                                                                              23,755,826
-------------------------------------------------------------------------------------------------------------------------
             Tennessee - 2.1%

       1,500 Clarksville Natural Gas Acquisition Corporation, Tennessee,     No Opt. Call         Aa3           1,556,865
              Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/10

             Johnson City Health and Educational Facilities Board,
             Tennessee, Revenue Bonds, Mountain States Health Alliance,
             Series 2006A:
         525  5.000%, 7/01/13                                                No Opt. Call        BBB+             539,338
         695  5.000%, 7/01/14                                                No Opt. Call        BBB+             710,929

       7,350 Shelby County Health, Educational and Housing Facilities        No Opt. Call         N/R           7,499,131
              Board, Tennessee, Revenue Bonds, Baptist Memorial
              Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put
              10/01/08)

             Sullivan County Health, Educational and Housing Facilities
             Board, Tennessee, Hospital Revenue Bonds, Wellmont Health
             System, Series 2002:
       1,645  5.750%, 9/01/08 (ETM)                                          No Opt. Call         N/R (3)       1,703,430
       1,740  6.125%, 9/01/09 (ETM)                                          No Opt. Call         N/R (3)       1,845,409
       1,350  6.250%, 9/01/10 (ETM)                                          No Opt. Call         N/R (3)       1,461,483
-------------------------------------------------------------------------------------------------------------------------
      14,805 Total Tennessee                                                                                   15,316,585
-------------------------------------------------------------------------------------------------------------------------
             Texas - 2.7%

       4,000 Brazos River Authority, Texas, Pollution Control Revenue        No Opt. Call        Baa2           4,439,720
              Refunding Bonds, TXU Energy Company LLC, Series 2003A,
              6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative
              Minimum Tax)

       3,050 Houston, Texas, Subordinate Lien Airport System Revenue         No Opt. Call         AAA           3,154,432
              Refunding Bonds, Series 2001A, 5.000%, 7/01/10 - FGIC
              Insured (Alternative Minimum Tax)

             Kerrville Health Facilities Development Corporation, Texas,
             Revenue Bonds, Sid Peterson Memorial Hospital Project,
             Series 2005:
         215  4.000%, 8/15/09                                                No Opt. Call        BBB-             212,835
         605  4.125%, 8/15/10                                                No Opt. Call        BBB-             597,885

       4,200 North Central Texas Health Facilities Development               No Opt. Call         AA-           4,306,722
              Corporation, Revenue Bonds, Baylor Healthcare System,
              Series 2002, 5.500%, 5/15/08

       2,805 Tom Green County Health Facilities Development Corporation,     No Opt. Call        Baa3           2,970,243
              Texas, Hospital Revenue Bonds, Shannon Health System
              Project, Series 2001, 6.200%, 5/15/11

       4,000 Trinity River Authority of Texas, Pollution Control Revenue     No Opt. Call        Baa2           4,006,640
              Refunding Bonds, TXU Electric Company, Series 2001A,
              5.000%, 5/01/27 (Mandatory put 11/01/06) (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
      18,875 Total Texas                                                                                       19,688,477
-------------------------------------------------------------------------------------------------------------------------
             Virginia - 1.2%

             Amherst Industrial Development Authority, Virginia, Revenue
             Bonds, Sweet Briar College, Series 2006:
         400  4.000%, 9/01/12                                                No Opt. Call         BBB             397,324
         400  4.000%, 9/01/13                                                No Opt. Call         BBB             394,696
         400  4.000%, 9/01/14                                                No Opt. Call         BBB             391,652
         400  4.125%, 9/01/15                                                No Opt. Call         BBB             392,912

       2,000 Pocahontas Parkway Association, Virginia, Senior Lien           No Opt. Call         AAA           2,001,020
              Revenue Bonds, Route 895 Connector Toll Road, Series
              1998A, 5.000%, 8/15/06 (ETM)

       5,000 York County Industrial Development Authority, Virginia,      11/06 at 101.00        Baa1           5,068,800
              Pollution Control Revenue Bonds, Virginia Electric and
              Power Company, Series 1985, 5.500%, 7/01/09
-------------------------------------------------------------------------------------------------------------------------
       8,600 Total Virginia                                                                                     8,646,404
-------------------------------------------------------------------------------------------------------------------------

----
88

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)               Value
---------------------------------------------------------------------------------------------------------------------------
               Washington - 2.3%

 $     6,000   Energy Northwest, Washington, Electric Revenue Refunding        No Opt. Call         AAA     $     6,438,000
                Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/11 -
                XLCA Insured

       2,000   Seattle, Washington, Municipal Light and Power Revenue       10/09 at 101.00         Aa3 (3)       2,149,920
                Bonds, Series 1999, 6.000%, 10/01/11 (Pre-refunded
                10/01/09)

       4,160   Seattle, Washington, Solid Waste Utility Revenue Refunding      No Opt. Call         AAA           4,232,218
                Bonds, Series 1999, 5.500%, 8/01/07 - FSA Insured

       3,500   Washington Public Power Supply System, Revenue Refunding        No Opt. Call         AAA           3,714,025
                Bonds, Nuclear Project 2, Series 1997A, 6.000%, 7/01/09 -
                FSA Insured (ETM)
---------------------------------------------------------------------------------------------------------------------------
      15,660   Total Washington                                                                                  16,534,163
---------------------------------------------------------------------------------------------------------------------------
               Wisconsin - 1.1%

         800   Wisconsin Health and Educational Facilities Authority,          No Opt. Call         N/R (3)         816,576
                Revenue Bonds, FH Healthcare Development Inc., Series
                1999, 5.625%, 11/15/09 (ETM)

               Wisconsin Health and Educational Facilities Authority,
               Revenue Bonds, Froedtert and Community Health Obligated
               Group, Series 2001:
       1,000    5.625%, 10/01/10                                               No Opt. Call         AA-           1,050,570
       1,100    5.625%, 10/01/11                                               No Opt. Call         AA-           1,163,679

       1,000   Wisconsin Health and Educational Facilities Authority,          No Opt. Call         AA-           1,018,100
                Revenue Bonds, Froedtert and Community Health Obligated
                Group, Series 2005A, 5.000%, 4/01/08

               Wisconsin Health and Educational Facilities Authority,
               Revenue Bonds, Marshfield Clinic, Series 2001B:
         600    6.250%, 2/15/09                                                No Opt. Call        BBB+             629,802
       1,250    6.500%, 2/15/12                                                No Opt. Call        BBB+           1,383,588

               Wisconsin Health and Educational Facilities Authority,
               Revenue Bonds, Marshfield Clinic, Series 2006A:
         300    5.000%, 2/15/12                                                No Opt. Call        BBB+             310,098
         400    5.000%, 2/15/13                                                No Opt. Call        BBB+             412,812
         350    5.000%, 2/15/14                                                No Opt. Call        BBB+             362,005
         500    5.000%, 2/15/15                                                No Opt. Call        BBB+             517,300
---------------------------------------------------------------------------------------------------------------------------
       7,300   Total Wisconsin                                                                                    7,664,530
---------------------------------------------------------------------------------------------------------------------------
 $   679,615   Total Investments (cost $709,187,682) - 99.0%                                                    711,942,241
---------------------------------------------------------------------------------------------------------------------------
------------
               Other Assets Less Liabilities - 1.0%                                                               7,037,994
               -----------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                            $   718,980,235
               -----------------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
           N/R Not rated.
         (ETM) Escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At July 31, 2006, the cost of investments was $708,582,061.

           Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $ 7,232,195
       Depreciation                                             (3,872,015)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $ 3,360,180
     ----------------------------------------------------------------------

----
89

Item 2. Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust


By (Signature and Title)* /s/ Jessica R. Droeger
                          ----------------------------
                          Vice President and Secretary

Date September 28, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -----------------------------
                          Chief Administrative Officer
                          (principal executive officer)

Date September 28, 2006


By (Signature and Title)* /s/ Stephen D. Foy
                          -----------------------------
                          Vice President and Controller
                          (principal financial officer)

Date September 28, 2006